UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND February 28, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 100.09%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	13,654,861	$176,421
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	2,385,337	45,393
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	6,290,849	118,456
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	15,071,294	174,978
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	2,774,285	30,961
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	21,648,388	143,096
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	35,688,090	285,505
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	27,289,001	232,502
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	13,026,712	251,155
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	12,127,836	56,273

Total Investments in Underlying Funds (cost $1,362,415,013)		1,514,740

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $775,000 of Federal Home Loan Bank at 0.049% due 7/31/2013; value: $774,613; proceeds: $756,479 (cost $756,479)	$756	756

Total Investments in Securities 100.14% (cost $1,363,171,492)		1,515,496

Liabilities in Excess of Other Assets (0.14)%		(2,081)

Net Assets 100.00%		$1,513,415

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 94.78%

COMMON STOCKS 10.85%

Biotechnology 0.42%

Theravance, Inc.*	96	$1,947,840

Building Products 0.24%

DR Horton, Inc.	49	1,094,930

Chemicals 1.07%

Axiall Corp.	30	1,677,597
CF Industries Holdings, Inc.	6	1,124,648
Monsanto Co.	12	1,212,360
Westlake Chemical Corp.	10	913,932

Total		4,928,537

Consumer Services 0.67%

United Rentals, Inc.*	58	3,113,803

Diversified Financials 0.85%

BlackRock, Inc.	10	2,325,575
Citigroup, Inc.	38	1,612,823

Total		3,938,398

Health Services 0.25%

Team Health Holdings, Inc.*	35	1,175,499

Insurance: Multi-Line 0.40%

Hartford Financial Services Group, Inc. (The)	80	1,876,995

Internet Software & Services 1.34%

Google, Inc. Class A*	3	2,403,600
Monster Worldwide, Inc.*	466	2,386,944
Trulia, Inc.*	59	1,392,256

Total		6,182,800

Leisure Facilities 0.23%

Las Vegas Sands Corp.	20	1,050,396

Miscellaneous: Energy 0.17%

SunPower Corp.*	66	774,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Shares (000)	Fair Value

Miscellaneous: Financial 0.36%

Ares Capital Corp.	89	$1,645,984

Oil & Gas Products 0.63%

Devon Energy Corp.	19	1,052,644
Kodiak Oil & Gas Corp.*	99	881,990
SM Energy Co.	17	983,960

Total		2,918,594

Oil Services 0.25%

Halliburton Co.	13	556,234
Schlumberger Ltd.	8	599,445

Total		1,155,679

Pharmaceuticals 0.40%

Amarin Corp. plc ADR*	56	453,040
Eli Lilly & Co.	26	1,410,228

Total		1,863,268

Real Estate 0.25%

Realogy Holdings Corp.*	26	1,143,675

Retail: Multiline 0.10%

Target Corp.	7	465,904

Retail: Specialty 0.50%

Dick’s Sporting Goods, Inc.	28	1,415,000
Restoration Hardware Holdings, Inc.*	23	884,169

Total		2,299,169

Semiconductors 0.75%

ASML Holding NV (Netherlands)(a)	25	1,809,990
NVIDIA Corp.	132	1,667,322

Total		3,477,312

Software - Applications & Systems 1.87%

Autodesk, Inc.*	38	1,373,328
Fortinet, Inc.*	48	1,167,894
Informatica Corp.*	56	1,967,562
VMware, Inc. Class A*	33	2,377,573
Workday, Inc. Class A*	32	1,769,280

Total		8,655,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Shares (000)	Fair Value

Steel 0.10%

Allegheny Technologies, Inc.	15	$447,909

Total Common Stocks (cost $49,178,998)		50,157,169

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 62.63%

Aerospace & Defense 1.10%

L-3 Communications Holdings, Inc.	3.00%	8/1/2035		$5,000	5,093,750

Airlines 1.08%

Continental Airlines, Inc.	4.50%	1/15/2015		3,160	4,973,050

Auto Parts 0.20%

Meritor, Inc.†	7.875%	3/1/2026		950	924,469

Autos 1.14%

Ford Motor Co.	4.25%	11/15/2016		2,140	3,337,062
Volkswagen International Finance NV (Netherlands)†(b)	5.50%	11/9/2015	EUR	1,400	1,945,021

Total					5,282,083

Beverages 0.35%

Molson Coors Brewing Co.	2.50%	7/30/2013		$1,575	1,595,672

Biotechnology 3.63%

BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017		775	2,236,359
Cubist Pharmaceuticals, Inc.	2.50%	11/1/2017		1,790	2,818,131
Incyte Corp. Ltd.	4.75%	10/1/2015		1,400	3,605,000
Onyx Pharmaceuticals, Inc.	4.00%	8/15/2016		1,525	3,088,125
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016		1,065	2,188,575
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015		2,520	2,857,050

Total					16,793,240

Commercial Services 0.85%

Abengoa SA (Spain)†(b)	6.25%	1/17/2019	EUR	700	797,182
WESCO International, Inc.	6.00%	9/15/2029		$1,175	3,151,937

Total					3,949,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Communications Equipment 2.18%

Ciena Corp.	4.00%	12/15/2020	$2,575	$3,007,922
Ciena Corp.†	4.00%	3/15/2015	2,785	3,101,794
JDS Uniphase Corp.	1.00%	5/15/2026	3,955	3,947,604

Total				10,057,320

Computers & Peripherals 1.57%

NetApp, Inc.	1.75%	6/1/2013	4,130	4,537,838
SanDisk Corp.	1.50%	8/15/2017	2,195	2,713,569

Total				7,251,407

Containers & Packaging 0.71%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	3,275	3,301,609

Diversified Financials 0.88%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	3,375	4,052,109

Diversified Metals & Mining 1.11%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	2,295	2,201,766
Molycorp, Inc.	3.25%	6/15/2016	2,000	1,190,000
Molycorp, Inc.	6.00%	9/1/2017	2,284	1,744,405

Total				5,136,171

e-Commerce 2.15%

priceline.com, Inc.†	1.00%	3/15/2018	8,925	9,934,640

Electronic Equipment & Instruments 0.34%

Teradyne, Inc.	4.50%	3/15/2014	510	1,572,075

Entertainment 0.02%

Liberty Interactive LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	70	70,875

Foods 0.51%

Archer-Daniels-Midland Co.	0.875%	2/15/2014	2,350	2,372,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Equipment & Supply 2.10%

HeartWare International, Inc.	3.50%	12/15/2017	$2,320	$2,715,850
Hologic, Inc. (Zero Coupon after 12/15/2016)~	2.00%	12/15/2037	2,645	3,149,203
Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	2,155	2,237,159
Volcano Corp.	1.75%	12/1/2017	1,630	1,611,663

Total				9,713,875

Health Services 2.85%

Medivation, Inc.	2.625%	4/1/2017	2,325	2,949,844
Omnicare, Inc.	3.25%	12/15/2035	4,615	4,649,612
Omnicare, Inc.	3.75%	12/15/2025	1,400	2,115,750
WellPoint, Inc.†	2.75%	10/15/2042	3,225	3,458,813

Total				13,174,019

Homebuilders 0.79%

K. Hovnanian Enterprises, Inc.	6.00%	12/1/2017	200	278,250
Lennar Corp.†	3.25%	11/15/2021	1,475	2,636,563
Ryland Group, Inc. (The)	1.625%	5/15/2018	535	722,584

Total				3,637,397

Insurance-Reinsurance 0.18%

Radian Group, Inc.	3.00%	11/15/2017	750	825,469

Internet Software & Services 1.73%

Equinix, Inc.	3.00%	10/15/2014	1,500	2,962,500
VeriSign, Inc.	3.25%	8/15/2037	3,480	5,050,350

Total				8,012,850

Leisure Facilities 0.79%

MGM Resorts International	4.25%	4/15/2015	3,400	3,667,750

Leisure Products 0.39%

International Game Technology	3.25%	5/1/2014	1,700	1,813,687

Lodging 0.32%

Ryman Hospitality Properties†	3.75%	10/1/2014	725	1,461,781

Machinery 2.18%

Altra Holdings, Inc.	2.75%	3/1/2031	2,335	2,677,953
Chart Industries, Inc.	2.00%	8/1/2018	2,400	3,091,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery (continued)

Danaher Corp.	Zero Coupon	1/22/2021	$1,025	$1,836,672
Navistar International Corp.	3.00%	10/15/2014	2,585	2,449,287

Total				10,055,412

Miscellaneous: Energy 0.87%

SunPower Corp.	4.50%	3/15/2015	4,020	3,994,875

Miscellaneous: Financial 2.63%

Alliance Data Systems Corp.	4.75%	5/15/2014	2,485	8,335,622
Ares Capital Corp.†	4.75%	1/15/2018	550	569,594
Ares Capital Corp.†	4.875%	3/15/2017	3,060	3,253,162

Total				12,158,378

Miscellaneous: Healthcare 0.99%

Corsicanto Ltd. (Ireland)(a)	3.50%	1/15/2032	3,520	4,554,000

Oil Services 0.62%

Hornbeck Offshore Services, Inc.†	1.50%	9/1/2019	770	852,294
Hornbeck Offshore Services, Inc. (1.375% after 11/15/2013)~	1.625%	11/15/2026	1,890	1,991,682

Total				2,843,976

Oil: Integrated 2.86%

Chesapeake Energy Corp.	2.50%	5/15/2037	3,690	3,537,788
Cobalt International Energy, Inc.	2.625%	12/1/2019	5,780	5,866,700
Goodrich Petroleum Corp.	5.00%	10/1/2029	1,195	1,174,834
Pioneer Natural Resources Co.	2.375%	1/15/2038	1,205	2,631,419

Total				13,210,741

Pharmaceuticals 6.24%

Auxilium Pharmaceuticals, Inc.	1.50%	7/15/2018	825	828,094
Dendreon Corp.	2.875%	1/15/2016	1,409	1,169,470
Endo Health Solutions, Inc.	1.75%	4/15/2015	2,015	2,435,631
Gilead Sciences, Inc.	0.625%	5/1/2013	1,225	2,747,834
Gilead Sciences, Inc.	1.00%	5/1/2014	5,335	10,109,825
Gilead Sciences, Inc.	1.625%	5/1/2016	550	1,056,347
Isis Pharmaceuticals, Inc.†	2.75%	10/1/2019	2,440	2,816,675
Mylan, Inc.	3.75%	9/15/2015	1,350	3,071,250
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	3,650	4,599,000

Total				28,834,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Precious Metals 1.39%

Newmont Mining Corp.	1.625%	7/15/2017	$3,410	$4,085,606
Royal Gold, Inc.	2.875%	6/15/2019	2,250	2,354,063

Total				6,439,669

Real Estate 3.91%

BioMed Realty LP†	3.75%	1/15/2030	900	1,116,563
Boston Properties LP	3.75%	5/15/2036	4,260	4,488,975
Digital Realty Trust LP†	5.50%	4/15/2029	825	1,376,203
Health Care REIT, Inc.	3.00%	12/1/2029	3,550	4,479,656
Host Hotels & Resorts LP†	2.50%	10/15/2029	2,325	3,138,750
ProLogis LP	3.25%	3/15/2015	1,500	1,740,000
Rayonier TRS Holdings, Inc.	4.50%	8/15/2015	1,025	1,739,937

Total				18,080,084

Retail: Multiline 0.14%

Saks, Inc.	2.00%	3/15/2024	620	645,575

Semiconductors 6.33%

GT Advanced Technologies, Inc.	3.00%	10/1/2017	1,000	755,625
Intel Corp.	3.25%	8/1/2039	8,490	10,060,692
Microchip Technology, Inc.	2.125%	12/15/2037	2,900	4,125,250
Micron Technology, Inc.	1.50%	8/1/2031	7,780	8,227,350
Novellus Systems, Inc.	2.625%	5/15/2041	1,800	2,523,375
ON Semiconductor Corp.	2.625%	12/15/2026	3,465	3,577,613

Total				29,269,905

Software - Applications & Systems 4.23%

DealerTrack Holdings, Inc.†	1.50%	3/15/2017	1,725	1,860,844
EMC Corp.	1.75%	12/1/2013	2,290	3,313,355
Nuance Communications, Inc.	2.75%	8/15/2027	225	261,703
Nuance Communications, Inc.	2.75%	11/1/2031	3,100	3,202,688
Salesforce.com, Inc.	0.75%	1/15/2015	1,935	3,900,234
TIBCO Software, Inc.†	2.25%	5/1/2032	7,185	7,027,828

Total				19,566,652

Steel 1.89%

Allegheny Technologies, Inc.	4.25%	6/1/2014	8,085	8,721,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Wireless Communications Services 1.38%

Leap Wireless International, Inc.	4.50%	7/15/2014	$2,447	$2,453,117
SBA Communications Corp.	1.875%	5/1/2013	700	1,194,813
SBA Communications Corp.	4.00%	10/1/2014	1,150	2,729,094

Total				6,377,024

Total Convertible Bonds (cost $271,433,208)				289,418,559

	Dividend Rate	Shares (000)

CONVERTIBLE PREFERRED STOCKS 19.45%

Aerospace & Defense 0.89%

United Technologies Corp.	7.50%	70	4,100,800

Autos 2.14%

General Motors Co.	4.75%	237	9,886,959

Banks: Diversified 2.57%

Fifth Third Bancorp	8.50%	31	4,400,218
Wells Fargo & Co.	7.50%	5	6,758,440
Wintrust Financial Corp.	7.50%	13	722,978

Total			11,881,636

Diversified Financials 3.48%

AMG Capital Trust I	5.10%	29	1,728,167
Bank of America Corp.	7.25%	12	14,352,000

Total			16,080,167

Diversified Metals & Mining 0.85%

AngloGold Ashanti Holdings Finance plc	6.00%	10	293,670
Cliffs Natural Resources, Inc.	7.00%	157	3,643,830

Total			3,937,500

Health Services 0.39%

HealthSouth Corp.	6.50%	2	1,779,981

Household Durables 0.64%

Stanley Black & Decker, Inc.	4.75%	24	2,966,086

Insurance: Life 1.12%

MetLife, Inc.	5.00%	110	5,172,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Dividend Rate		Shares (000)	Fair Value

Oil & Gas Products 0.93%

Apache Corp.	6.00%		58	$2,489,327
Energy XXI Bermuda Ltd.	5.625%		5	1,827,942

Total				4,317,269

Oil: Integrated 1.61%

Chesapeake Energy Corp.	5.00%		30	2,602,145
Chesapeake Energy Corp.†	5.75%		5	4,829,441

Total				7,431,586

Railroads 0.53%

Genesee & Wyoming, Inc.	5.00%		19	2,443,709

Real Estate 0.62%

Alexandria Real Estate Equities, Inc.	7.00%		105	2,856,532

Utilities 1.25%

CenterPoint Energy, Inc.	3.547%	#	134	5,765,531

Utilities: Electric 2.43%

NextEra Energy, Inc.	5.889%		48	2,485,138
NextEra Energy, Inc.	7.00%		61	3,280,768
PPL Corp.	8.75%		100	5,486,000

Total				11,251,906

Total Convertible Preferred Stocks (cost $84,945,730)				89,871,838

	Interest Rate	Maturity Date	Principal Amount (000)

HIGH YIELD CORPORATE BONDS 1.68%

Auto Parts 0.18%

International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	$825	814,688

Chemicals 0.19%

INEOS Group Holdings Ltd. (United Kingdom)†(a)	8.50%	2/15/2016	850	868,062

Consumer Services 0.30%

Monitronics International, Inc.	9.125%	4/1/2020	800	844,000
United Rentals North America, Inc.	7.375%	5/15/2020	500	550,000

Total				1,394,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Diversified Financials 0.32%

General Electric Capital Corp.	7.125%	—	(c)	$1,300	$1,503,882

Diversified Metals & Mining 0.32%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018		1,605	1,496,662

Homebuilders 0.17%

Lennar Corp.	4.75%	12/15/2017		750	781,875

Oil Services 0.11%

Hornbeck Offshore Services, Inc.	5.875%	4/1/2020		475	501,125

Retail: Multiline 0.09%

Nordstrom, Inc.	6.75%	6/1/2014		200	215,149
Target Corp.	2.90%	1/15/2022		200	208,050

Total					423,199

Total High Yield Corporate Bonds (cost $7,433,191)					7,783,493

	Dividend Rate	Shares (000)

PREFERRED STOCK 0.17%

Foods

Post Holdings, Inc.† (cost $780,000)	3.75%	8	785,321

	Exercise Price	Expiration Date

WARRANT 0.00%

Miscellaneous: Energy

Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	—	(d)

Total Long-Term Investments (cost $413,771,127)				438,016,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 3.63%

CONVERTIBLE BONDS 1.22%

Computers & Peripherals 0.38%

SanDisk Corp.	1.00%	5/15/2013	$1,775	$1,776,109

Electronic Equipment & Instruments 0.50%

General Cable Corp.	0.875%	11/15/2013	2,310	2,301,338

Miscellaneous: Financial 0.14%

NASDAQ OMX Group, Inc. (The)	2.50%	8/15/2013	620	621,938

Retail: Multiline 0.20%

Saks, Inc.†	7.50%	12/1/2013	450	921,937

Total Convertible Bonds (cost $5,580,133)				5,621,322

REPURCHASE AGREEMENT 2.41%

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $11,365,000 of Federal Home Loan Bank at 0.049% due 5/29/2013; value: $11,359,318; proceeds: $11,135,340 (cost $11,135,337)	11,135	11,135,337

Total Short Term Investments (cost $16,715,470)		16,756,659

Total Investments in Securities 98.41% (cost $430,486,597)		454,773,039

Cash and Other Assets in Excess of Liabilities(e) 1.59%		7,333,519

Net Assets 100.00%		$462,106,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2013

ADR	American Depositary Receipt.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Valued at zero as of February 28, 2013.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

euro	Sell	Credit Suisse	4/17/2013	969,000	$1,285,539	$1,265,484	$20,055
euro	Sell	Goldman Sachs	4/17/2013	1,338,000	1,798,312	1,747,387	50,925

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$70,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 105.88%

ASSET-BACKED SECURITIES 11.82%

Automobiles 5.03%

Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$861	$862,624
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	3,620	3,622,846
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	197	196,654
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	641	641,342
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	3,017	3,024,054
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	1,416	1,418,145
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	5,815	5,818,489
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	1,810	1,810,933
BMW Vehicle Lease Trust 2011-1 A3	1.06%	2/20/2014	338	338,906
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	2,346	2,357,384
CarMax Auto Owner Trust 2011-2 A2	0.68%	9/15/2014	418	418,579
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	761	761,516
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	998	999,548
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	2,938	2,942,324
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	3,330	3,332,281
Ford Credit Auto Lease Trust 2011-B A2	0.82%	1/15/2014	490	490,473
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	4,811	4,815,107
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	754	754,893
Huntington Auto Trust 2011-1A A2†	0.76%	4/15/2014	53	53,379
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	1,322	1,322,924
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	1,990	1,990,559
Hyundai Auto Lease Securitization Trust 2011-A A3†	1.02%	8/15/2014	1,078	1,079,592
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	953	954,588
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	994	996,801
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	1,490	1,490,476
Mercedes-Benz Auto Lease Trust 2011-1A A3†	1.18%	11/15/2013	314	314,155
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	471	470,744
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	1,048	1,048,476
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	1,108	1,108,535
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	86	86,476
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	2,992	2,999,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	$1,174	$1,177,691
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	1,617	1,620,519
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	3,275	3,281,344
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	2,863	2,868,703
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	1,200	1,200,901
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	932	932,223
World Omni Automobile Lease Securitization Trust 2011-A A2	0.81%		10/15/2013	37	36,692
World Omni Automobile Lease Securitization Trust 2011-A A3	1.49%		10/15/2014	1,755	1,761,051

Total					61,401,260

Credit Cards 5.22%

American Express Credit Account Master Trust 2010-1 A	0.451%	#	11/16/2015	500	500,134
Bank One Issuance Trust 2003-A4	0.451%	#	1/15/2016	2,100	2,101,108
Bank One Issuance Trust 2003-A8	0.451%	#	5/16/2016	3,600	3,603,836
Capital One Multi-Asset Execution Trust 2006-A5	0.261%	#	1/15/2016	2,000	2,000,009
Capital One Multi-Asset Execution Trust 2008-A3	5.05%		2/15/2016	2,500	2,515,546
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	3,250	3,256,731
Chase Issuance Trust 2008-A6	1.401%	#	5/15/2015	1,700	1,704,233
Chase Issuance Trust 2011-A1	0.391%	#	3/16/2015	6,000	6,000,573
Chase Issuance Trust 2011-A2	0.291%	#	5/15/2015	1,400	1,400,207
Citibank Credit Card Issuance Trust 2008-A5	4.85%		4/22/2015	3,710	3,735,356
Citibank Omni Master Trust 2009-A14A†	2.951%	#	8/15/2018	4,000	4,149,506
Discover Card Master Trust 2006-2 A3	0.281%	#	1/19/2016	1,400	1,400,165
Discover Card Master Trust 2008-A4	5.65%		12/15/2015	4,350	4,419,328
Discover Card Master Trust 2010-A1	0.851%	#	9/15/2015	2,410	2,410,548
Discover Card Master Trust 2011-A2	0.411%	#	11/16/2015	4,437	4,438,779
Discover Card Master Trust 2012-B3	0.651%	#	5/15/2018	1,650	1,655,541
Dryrock Issuance Trust 2012-1 A	0.351%	#	8/15/2017	1,500	1,500,495
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	1,350	1,350,767
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%		6/15/2016	3,000	3,016,499
GE Capital Credit Card Master Note Trust 2011-3 A	0.431%	#	9/15/2016	2,000	2,001,734
MBNA Credit Card Master Note Trust 2005-A10	0.261%	#	11/16/2015	404	404,068
MBNA Credit Card Master Note Trust 2006-A5	0.261%	#	10/15/2015	4,750	4,749,439
World Financial Network Credit Card Master Trust 2006-A†	0.331%	#	2/15/2017	4,000	3,999,792
World Financial Network Credit Card Master Trust 2009-D A	4.66%		5/15/2017	1,400	1,422,205

Total					63,736,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Home Equity 0.02%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	$201	$197,986

Other 1.55%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.532%	#	6/25/2035	446	444,436
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	1,360	1,364,998
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B1†	1.74%		10/15/2043	640	642,096
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	640	651,512
HLSS Servicer Advance Receivables Backed Notes 2012-T2 D2†	4.94%		10/15/2045	360	374,925
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A3†	2.289%		1/15/2048	1,750	1,794,308
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B2†	1.744%		1/16/2046	850	853,423
Illinois Student Assistance Commission 2010-1 A2	1.351%	#	4/25/2022	1,375	1,392,232
SLM Student Loan Trust 2006-2 A5	0.411%	#	7/25/2025	2,600	2,523,071
SLM Student Loan Trust 2008-4 A4	1.951%	#	7/25/2022	2,545	2,675,475
SLM Student Loan Trust 2010-A 2A†	3.451%	#	5/16/2044	2,318	2,458,629
SLM Student Loan Trust 2010-C A1†	1.851%	#	12/15/2017	753	755,224
SLM Student Loan Trust 2011-B A1†	1.051%	#	12/16/2024	718	723,045
SLM Student Loan Trust 2012-C A1†	1.301%	#	8/15/2023	1,143	1,155,055
Structured Asset Securities Corp. 2005-WF1 A3	0.532%	#	2/25/2035	1,224	1,188,053

Total					18,996,482

Total Asset-Backed Securities (cost $144,376,225)					144,332,327

CORPORATE BONDS 29.08%

Aerospace/Defense 0.05%

Embraer SA (Brazil)(a)	5.15%		6/15/2022	521	572,579

Auto Parts: Original Equipment 0.25%

BorgWarner, Inc.	8.00%		10/1/2019	2,342	3,031,328

Automotive 0.28%

Ford Motor Co.	6.375%		2/1/2029	697	791,737
Ford Motor Co.	7.45%		7/16/2031	1,222	1,571,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automotive (continued)

Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	$1,000	$1,060,294

Total				3,423,560

Banks: Diversified 4.28%

Banco Bradesco SA†	5.75%	3/1/2022	829	884,543
Banco Bradesco SA†	5.90%	1/16/2021	500	542,500
Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022	400	415,018
Bank of America Corp.	5.375%	6/15/2014	1,000	1,057,068
Bank of America Corp.	5.625%	7/1/2020	1,870	2,191,395
Bank of America Corp.	7.625%	6/1/2019	4,780	6,105,073
Bank of Nova Scotia (Canada)†(a)	2.15%	8/3/2016	2,240	2,347,439
Citigroup, Inc.	6.125%	5/15/2018	224	268,300
Citigroup, Inc.	8.50%	5/22/2019	1,525	2,046,721
Discover Bank	8.70%	11/18/2019	1,055	1,413,268
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	3,200	3,316,973
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	425	448,681
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	8,000	10,127,360
Itau Unibanco Holding SA (Brazil)†	5.125%	5/13/2023	250	256,250
JPMorgan Chase & Co.	4.35%	8/15/2021	4,237	4,679,805
JPMorgan Chase & Co.	4.50%	1/24/2022	2,070	2,308,344
Morgan Stanley	5.75%	1/25/2021	1,550	1,799,779
Morgan Stanley	6.00%	4/28/2015	1,100	1,201,416
Morgan Stanley	6.25%	8/28/2017	2,390	2,775,686
Nordea Eiendomskreditt AS (Norway)†(a)	2.125%	9/22/2016	2,260	2,353,840
PKO Finance AB (Sweden)†(a)	4.63%	9/26/2022	1,200	1,251,750
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	5.125%	10/29/2022	620	627,440
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.30%	6/30/2018	3,220	3,369,443
Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020	500	500,000

Total				52,288,092

Banks: Money Center 0.61%

Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	650	707,337
Huntington Bancshares, Inc.	7.00%	12/15/2020	1,519	1,885,997
SVB Financial Group	5.375%	9/15/2020	2,150	2,439,379
Zions Bancorporation	4.50%	3/27/2017	2,230	2,387,195

Total				7,419,908

Beverages 0.42%

Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	1,151	1,152,364
Beam, Inc.	5.875%	1/15/2036	459	546,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Beverages (continued)

Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	$2,930	$3,497,154

Total				5,195,606

Brokers 0.37%

Jefferies Group, Inc.	6.875%	4/15/2021	515	598,687
Raymond James Financial, Inc.	8.60%	8/15/2019	3,031	3,910,369

Total				4,509,056

Building Materials 0.44%

Cementos Pacasmayo SAA (Peru)†(a)	4.50%	2/8/2023	1,050	1,039,500
Owens Corning, Inc.	9.00%	6/15/2019	955	1,228,286
Voto-Votorantim Ltd.†	6.75%	4/5/2021	1,250	1,471,875
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	1,200	1,359,000
Votorantim Overseas IV†	7.75%	6/24/2020	250	303,750

Total				5,402,411

Business Services 0.14%

Verisk Analytics, Inc.	4.125%	9/12/2022	480	498,467
Verisk Analytics, Inc.	4.875%	1/15/2019	550	587,844
Verisk Analytics, Inc.	5.80%	5/1/2021	500	570,177

Total				1,656,488

Cable Services 0.46%

Comcast Corp.	7.05%	3/15/2033	575	766,909
TCI Communications, Inc.	7.875%	2/15/2026	850	1,175,738
Time Warner Cable, Inc.	6.55%	5/1/2037	790	917,270
Time Warner Cable, Inc.	7.30%	7/1/2038	2,217	2,786,150

Total				5,646,067

Chemicals 1.02%

Airgas, Inc.	7.125%	10/1/2018	1,046	1,117,431
Braskem America Finance Co.†	7.125%	7/22/2041	400	420,000
CF Industries, Inc.	7.125%	5/1/2020	1,400	1,752,631
Incitec Pivot Finance LLC†	6.00%	12/10/2019	2,782	3,205,273
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	2,800	3,074,713
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	900	951,750
Mexichem SAB de CV (Mexico)†(a)	6.75%	9/19/2042	400	444,600
NewMarket Corp.†	4.10%	12/15/2022	1,500	1,522,545

Total				12,488,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Hardware 0.90%

Hewlett-Packard Co.	4.50%	3/1/2013	$5,847	$5,847,000
Hewlett-Packard Co.	4.65%	12/9/2021	2,515	2,585,387
Hewlett-Packard Co.	6.125%	3/1/2014	1,988	2,088,754
NetApp, Inc.	3.25%	12/15/2022	450	442,825

Total				10,963,966

Computer Software 0.31%

BMC Software, Inc.	7.25%	6/1/2018	3,230	3,830,954

Construction/Homebuilding 0.08%

Odebrecht Finance Ltd.†	7.125%	6/26/2042	850	983,875

Consumer Products 0.06%

Tupperware Brands Corp.	4.75%	6/1/2021	761	798,999

Containers 0.23%

Rock-Tenn Co.†	4.90%	3/1/2022	2,625	2,819,743

Copper 0.13%

Southern Copper Corp.	5.25%	11/8/2042	1,617	1,571,190

Electric: Power 1.26%

Black Hills Corp.	9.00%	5/15/2014	878	956,038
CEZ as (Czech Republic)†(a)	4.25%	4/3/2022	750	796,898
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,944	3,584,506
Entergy Corp.	5.125%	9/15/2020	850	928,183
National Fuel Gas Co.	8.75%	5/1/2019	825	1,084,495
Oncor Electric Delivery Co. LLC	4.10%	6/1/2022	587	638,101
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	677	867,987
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	567	803,250
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.25%	10/24/2042	300	294,000
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	2,750	3,141,669
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,254,799

Total				15,349,926

Electronics 0.07%

PerkinElmer, Inc.	5.00%	11/15/2021	750	822,260

Electronics: Semi-Conductors/Components 0.39%

KLA-Tencor Corp.	6.90%	5/1/2018	4,009	4,808,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy Equipment & Services 0.82%

Alta Wind Holdings LLC†	7.00%	6/30/2035	$1,090	$1,161,682
Cameron International Corp.	7.00%	7/15/2038	283	376,118
Energy Transfer Partners LP	5.95%	2/1/2015	1,663	1,812,246
Energy Transfer Partners LP	6.625%	10/15/2036	500	577,254
Energy Transfer Partners LP	7.50%	7/1/2038	475	603,721
Energy Transfer Partners LP	9.00%	4/15/2019	1,975	2,622,051
EQT Corp.	8.125%	6/1/2019	400	498,351
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,110	2,370,819

Total				10,022,242

Fertilizers 0.02%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	175	230,761

Financial Services 2.70%

BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	600	677,400
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	2,020	2,057,869
Discover Financial Services†	3.85%	11/21/2022	3,380	3,464,497
Doric Nimrod Air Finance Alpha Ltd. (Guernsey)†(a)	5.125%	11/30/2024	400	430,000
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	625	637,748
FMR LLC†	6.45%	11/15/2039	1,650	2,026,164
FMR LLC†	6.50%	12/14/2040	500	625,291
FMR LLC†	7.49%	6/15/2019	400	501,994
General Electric Capital Corp.	6.75%	3/15/2032	3,970	5,095,991
General Electric Capital Corp.	6.875%	1/10/2039	6,425	8,499,363
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	700	758,530
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	855	965,384
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	1,500	1,560,645
Western Union Co. (The)	2.875%	12/10/2017	1,642	1,652,749
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	3,000	3,972,642

Total				32,926,267

Financial: Miscellaneous 0.86%

Compagnie de Financement Foncier SA (France)†(a)	2.125%	4/22/2013	2,700	2,705,219
Compagnie de Financement Foncier SA (France)†(a)	2.25%	3/7/2014	2,900	2,952,438
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,010	2,189,714
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,500	2,695,687

Total				10,543,058

Food 0.14%

Cencosud SA (Chile)†(a)	4.875%	1/20/2023	550	556,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food (continued)

Kellogg Co.	4.25%	3/6/2013	$1,171	$1,171,126

Total				1,727,950

Health Care Services 0.09%

Dignity Health	4.50%	11/1/2042	1,075	1,050,307

Insurance 0.56%

Fidelity National Financial, Inc.	6.60%	5/15/2017	1,052	1,196,736
Hartford Financial Services Group, Inc.	5.50%	3/30/2020	775	906,560
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	471	533,449
Markel Corp.	7.125%	9/30/2019	2,227	2,754,968
Willis North America, Inc.	7.00%	9/29/2019	1,180	1,407,682

Total				6,799,395

Investment Management Companies 0.32%

Lazard Group LLC	6.85%	6/15/2017	500	576,778
Lazard Group LLC	7.125%	5/15/2015	2,583	2,865,549
Oaktree Capital Management LP†	6.75%	12/2/2019	442	507,319

Total				3,949,646

Leasing 0.10%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	7/11/2014	427	434,333
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.25%	1/17/2023	825	830,724

Total				1,265,057

Leisure 0.12%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	1,100	1,430,780

Lodging 0.15%

Hyatt Hotels Corp.†	6.875%	8/15/2019	1,500	1,796,759

Machinery: Agricultural 0.42%

Imperial Tobacco Finance plc (United Kingdom)†(a)	3.50%	2/11/2023	775	785,855
Lorillard Tobacco Co.	8.125%	6/23/2019	1,140	1,459,685
Lorillard Tobacco Co.	8.125%	5/1/2040	2,138	2,874,325

Total				5,119,865

Machinery: Oil Well Equipment & Services 0.18%

Pride International, Inc.	8.50%	6/15/2019	1,652	2,198,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Manufacturing 0.22%

Hillenbrand, Inc.	5.50%	7/15/2020	$2,375	$2,636,369

Media 0.57%

Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	2,850	3,120,750
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	1,152	1,159,549
NBCUniversal Media LLC	6.40%	4/30/2040	1,485	1,915,416
News America, Inc.	6.90%	8/15/2039	581	751,884

Total				6,947,599

Metals & Minerals: Miscellaneous 0.79%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	3,084	4,134,938
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	2,608	2,630,050
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	1,825	1,797,879
Newcrest Finance Pty Ltd. (Australia)†(a)	4.20%	10/1/2022	1,089	1,126,930

Total				9,689,797

Natural Gas 0.29%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	885	1,153,068
SourceGas LLC†	5.90%	4/1/2017	886	961,910
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,425,958

Total				3,540,936

Oil 0.61%

Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	3,404	4,305,665
Gazprom Neft OAO via GPN Capital SA (Luxembourg)†(a)	4.375%	9/19/2022	600	601,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	468,125
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,259,915
Valero Energy Corp.	10.50%	3/15/2039	505	813,677

Total				7,448,882

Oil: Crude Producers 0.58%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	650	675,675
Enbridge Energy Partners LP	9.875%	3/1/2019	957	1,311,610
Enterprise Products Operating LLC	7.55%	4/15/2038	1,031	1,409,565
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,118,059
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,682	1,758,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)

Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	$700	$777,000

Total				7,050,746

Oil: Integrated Domestic 0.60%

Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,000	1,292,337
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,670,458
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,061,286
Questar Gas Co.	7.20%	4/1/2038	350	475,953
Rowan Cos., Inc.	7.875%	8/1/2019	2,298	2,881,288

Total				7,381,322

Oil: Integrated International 1.22%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	4,175	4,426,097
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	1,170	1,283,125
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	707	829,951
Petrohawk Energy Corp.	7.25%	8/15/2018	1,090	1,222,798
Petrohawk Energy Corp.	10.50%	8/1/2014	1,120	1,188,176
Transocean, Inc.	6.375%	12/15/2021	354	417,907
Transocean, Inc.	7.375%	4/15/2018	1,908	2,273,122
Weatherford International Ltd.	4.50%	4/15/2022	995	1,030,836
Weatherford International Ltd.	9.875%	3/1/2039	1,575	2,289,633

Total				14,961,645

Paper & Forest Products 0.67%

Georgia-Pacific LLC	8.875%	5/15/2031	3,225	4,841,951
International Paper Co.	9.375%	5/15/2019	829	1,141,099
Plum Creek Timberlands LP	4.70%	3/15/2021	2,007	2,201,795

Total				8,184,845

Real Estate Investment Trusts 1.18%

American Tower Corp.	4.50%	1/15/2018	1,000	1,102,694
American Tower Corp.	4.70%	3/15/2022	658	715,316
American Tower Corp.	5.05%	9/1/2020	1,375	1,535,148
EPR Properties	7.75%	7/15/2020	1,478	1,764,263
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,600	1,802,619
HCP, Inc.	6.00%	1/30/2017	3,000	3,481,740
Health Care REIT, Inc.	5.25%	1/15/2022	1,000	1,123,140
Kilroy Realty LP	3.80%	1/15/2023	625	641,062
Weyerhaeuser Co.	7.375%	10/1/2019	1,849	2,285,063

Total				14,451,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail 0.65%

Family Dollar Stores, Inc.	5.00%	2/1/2021	$1,000	$1,069,756
QVC, Inc.†	7.375%	10/15/2020	6,250	6,931,875

Total				8,001,631

Savings & Loan 0.36%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	3,650	4,371,996

Security Services 0.06%

ADT Corp. (The)†	4.125%	6/15/2023	775	794,728

Steel 0.90%

Allegheny Ludlum Corp.	6.95%	12/15/2025	200	236,209
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,050	5,221,054
OJSC Novolipetsk Steel via Steel Funding Ltd. (Ireland)†(a)	4.95%	9/26/2019	1,100	1,123,375
Samarco Mineracao SA (Brazil)†(a)	4.125%	11/1/2022	750	736,875
Valmont Industries, Inc.	6.625%	4/20/2020	3,059	3,626,747

Total				10,944,260

Telecommunications 0.50%

Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	5,544	5,556,346
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	479	501,753

Total				6,058,099

Telephone-Long Distance 0.04%

America Movil SAB de CV (Mexico)(a)	4.375%	7/16/2042	500	479,187

Tobacco 0.43%

Altria Group, Inc.	9.95%	11/10/2038	3,123	5,209,982

Transportation: Miscellaneous 0.76%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,420	1,465,538
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	1,087	1,191,178
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	690	830,760
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022	1,000	992,500
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	4,450	4,810,744

Total				9,290,720

Utilities 0.36%

Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,319,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities: (continued)

Williams Cos., Inc. (The)	8.75%	3/15/2032	$2,260	$3,092,306

Total				4,411,641

Utilities: Electrical 0.06%

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	540	680,400

Total Corporate Bonds (cost $332,639,019)				355,179,957

FOREIGN GOVERNMENT OBLIGATIONS 1.36%

Aruba 0.12%

Aruba Government†	4.625%	9/14/2023	1,450	1,503,650

Bahamas 0.06%

Commonwealth of Bahamas†	6.95%	11/20/2029	588	726,923

Bermuda 0.19%

Bermuda Government†	4.138%	1/3/2023	1,050	1,105,624
Bermuda Government†	5.603%	7/20/2020	1,000	1,159,281

Total				2,264,905

Brazil 0.06%

Federal Republic of Brazil(a)	5.625%	1/7/2041	625	753,125

Cayman Islands 0.11%

Cayman Islands Government†	5.95%	11/24/2019	1,200	1,405,984

Colombia 0.08%

Republic of Colombia(a)	2.625%	3/15/2023	1,000	966,000

Indonesia 0.15%

Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	900	897,750
Republic of Indonesia†(a)	5.25%	1/17/2042	820	892,775

Total				1,790,525

Israel 0.04%

State of Israel(a)	4.50%	1/30/2043	500	486,207

Mexico 0.04%

United Mexican States(a)	4.75%	3/8/2044	450	473,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Morocco 0.03%

Kingdom of Morocco†(a)	5.50%	12/11/2042	$350	$352,625

Panama 0.04%

Republic of Panama(a)	6.70%	1/26/2036	384	516,480

Peru 0.07%

Republic of Peru(a)	6.55%	3/14/2037	611	834,015

Qatar 0.06%

State of Qatar†(a)	3.125%	1/20/2017	750	796,875

Romania 0.02%

Republic of Romania†(a)	4.375%	8/22/2023	200	199,000

Russia 0.21%

Russia Eurobonds†(a)	3.625%	4/29/2015	2,400	2,524,512

Slovenia 0.08%

Slovenia Government International Bond†(a)	5.50%	10/26/2022	1,000	1,017,500

Total Foreign Government Obligations (cost $15,721,112)				16,611,951

GOVERNMENT SPONSORED ENTERPRISES BOND 0.18%

Federal Home Loan Mortgage Corp. (cost $2,195,270)	0.875%	3/7/2018	2,200	2,197,230

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.83%

Federal Home Loan Mortgage Corp.(b)	3.00%	TBA	115,360	119,461,848
Federal Home Loan Mortgage Corp.(b)	3.50%	TBA	58,800	61,914,560
Federal Home Loan Mortgage Corp.(b)	4.00%	TBA	26,000	27,620,936
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	10,538	11,304,159
Federal National Mortgage Assoc.(b)	4.50%	TBA	3,600	3,873,234
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 2/1/2038	32,987	36,237,858
Federal National Mortgage Assoc.(b)	5.50%	TBA	69,000	75,188,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	6.00%		10/1/2038	$3,779	$4,178,264
Federal National Mortgage Assoc.	6.50%		1/1/2036	116	130,159

Total Government Sponsored Enterprises Pass-Throughs (cost $338,628,602)					339,909,469

MUNICIPAL BONDS 0.96%

Education 0.05%

Univ of CA Rev Build America Bds Regents Univ	6.27%		5/15/2031	500	582,855

Other Revenue 0.40%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	1,130	1,449,022
Houston TX Pension Oblig Ser A	6.29%		3/1/2032	400	505,712
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	1,500	1,895,430
Metro Wtr Dist of Sthrn CA Build America Bds Ser A	6.947%		7/1/2040	675	844,398
Metro Wtr Dist of Sthrn CA Build America Bds Ser D	6.538%		7/1/2039	200	237,800

Total					4,932,362

Transportation 0.28%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%		7/1/2042	1,325	1,533,886
Metro Dist of Columbia Arpts Auth Build America Bds	7.462%		10/1/2046	1,500	1,910,190

Total					3,444,076

Utilities 0.23%

Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	1,035	1,188,149
New York City NY Muni Wtr Fin Auth Build America Bds	5.79%		6/15/2041	600	697,188
New York City NY Muni Wtr Fin Auth Build America Bds	6.124%		6/15/2042	265	313,617
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%		6/15/2042	450	542,394

Total					2,741,348

Total Municipal Bonds (cost $10,455,490)					11,700,641

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.70%

Arkle Master Issuer plc 2010-2A 1A1 (United Kingdom)†(a)	1.69%	#	5/17/2060	1,560	1,569,649
Arkle Master Issuer plc 2011-1A 2A (United Kingdom)†(a)	1.54%	#	5/17/2060	750	753,978
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	2,270	2,551,923
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	1,485	1,677,419
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.381%	#	6/15/2022	2,123	2,096,960
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%		1/10/2046	3,530	3,626,533
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		2/25/2043	2,250	2,250,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Deutsche Mortgage Securities, Inc. 2009-RS2 4A1†	0.334%	#	4/26/2037	$1,397	$1,364,004
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(a)	1.703%	#	10/18/2054	700	714,590
Gracechurch Mortgage Financing plc 2006-1 A6†	0.389%	#	11/20/2056	253	253,126
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.839%	#	11/20/2056	1,666	1,699,866
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,466	1,510,898
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	1,687	1,703,615
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	588	609,788
GS Mortgage Securities Corp. II 2012-GC6 C†	5.639%	#	1/10/2045	1,430	1,669,100
GS Mortgage Securities Corp. II 2012-GCJ7 B	4.74%		5/10/2045	4,185	4,734,907
GS Mortgage Securities Corp. II 2012-GCJ7 C	5.723%	#	5/10/2045	1,135	1,322,565
Holmes Master Issuer plc 2010-1A A2†	1.704%	#	10/15/2054	1,251	1,262,869
Holmes Master Issuer plc 2012-1A A2 (United Kingdom)†(a)	1.954%	#	10/15/2054	1,100	1,125,418
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	722	723,316
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.792%	#	6/15/2049	1,456	1,502,860
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.639%	#	3/18/2051	2,435	2,713,418
Merrill Lynch Floating Trust 2008-LAQA A1†	0.737%	#	7/9/2021	1,684	1,676,782
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	34	34,469
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.51%	#	6/12/2050	306	303,590
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	2,400	2,447,156
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	42	41,764
Morgan Stanley Capital I 2007-XLF9 A2†	0.762%	#	12/15/2020	1,338	1,306,919
Sequoia Mortgage Trust 2012-3 A1	3.50%		7/25/2042	684	726,960
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,950	1,959,782
Sequoia Mortgage Trust 2012-5 A	2.50%		11/25/2042	629	648,545
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	2,482	2,461,479
Sequoia Mortgage Trust 2013-1 2A1	1.855%	#	2/25/2043	1,032	1,041,530
Sequoia Mortgage Trust 2013-2 A1	1.874%	#	2/25/2043	2,472	2,480,199
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(a)	1.852%	#	1/21/2055	1,350	1,378,022
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	1,761	1,771,336
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	1,855	1,919,925
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,510	1,692,388
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	1,405	1,580,959
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	666	683,295
Wells Fargo Commercial Mortgage Trust 2012-LC5 C	4.693%		10/15/2045	3,735	4,031,225
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%		11/15/2045	2,580	2,758,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2013-C11 B	3.714%	#	3/15/2045	$1,200	$1,260,382

Total Non-Agency Commercial Mortgage-Backed Securities (cost $67,582,448)					69,642,566

U.S. TREASURY OBLIGATIONS 28.95%

U.S. Treasury Bond	2.75%		11/15/2042	43,448	40,447,394
U.S. Treasury Note	0.50%		10/15/2014	161,181	161,942,903
U.S. Treasury Note	0.75%		2/28/2018	11,053	11,044,368
U.S. Treasury Note	0.875%		1/31/2018	126,743	127,515,372
U.S. Treasury Note	2.00%		2/15/2023	12,519	12,648,108

Total U.S. Treasury Obligations (cost $351,805,181)					353,598,145

Total Long-Term Investments (cost $1,263,403,347)					1,293,172,286

SHORT-TERM INVESTMENTS 17.73%

CORPORATE BONDS 0.33%

Banks: Diversified 0.14%

Citigroup, Inc.	5.50%		4/11/2013	1,644	1,653,594

Health Care Services 0.19%

Medco Health Solutions, Inc.	6.125%		3/15/2013	2,359	2,362,763

Total Corporate Bonds (cost $4,015,231)					4,016,357

U.S. TREASURY OBLIGATION 8.03%

U.S. Treasury Note (cost $98,105,851)	0.375%		7/31/2013	98,000	98,111,034

REPURCHASE AGREEMENTS 9.37%

Repurchase Agreement dated 2/28/2013, 0.12% due 3/1/2013 with Bank of America Corp. collateralized by $89,988,000 of U.S. Treasury Bond at 4.50% due 8/15/2039; value: $115,847,431; proceeds: $113,387,378				113,387	113,387,000
Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Federal Income Clearing Corp. collateralized by $1,025,000 of Federal Home Loan Bank at 0.049% due 7/31/2013; value: $1,024,488; proceeds: $1,003,169				1,003	1,003,169

Total Repurchase Agreements (cost $114,390,169)					114,390,169

Total Short-Term Investments (cost $216,511,251)					216,517,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2013

Investments	Fair Value

Total Investments in Securities 123.61% (cost $1,479,914,598)	$1,509,689,846

Liabilities in Excess of Cash and Other Assets (23.61%)	(288,392,025)

Net Assets 100.00%	$1,221,297,821

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 28, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.96%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,283,115	$29,498
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(c)	1,217,311	39,234
Lord Abbett Developing Growth Fund, Inc.-Class I*(d)	423,425	9,768
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	1,370,964	19,687
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	885,393	19,789
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	1,916,448	23,438
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,110,544	15,870
Lord Abbett Stock Appreciation Fund-Class I*(h)	2,908,285	19,515
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,075,487	19,810

Total Investments in Underlying Funds (cost $154,664,811)		196,609

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $175,000 of U.S.Treasury Note at 2.125% due 12/31/2015; value: $184,844; proceeds: $178,120 (cost $178,120)	$178	178

Total Investments in Securities 100.05% (cost $154,842,931)		196,787

Liabilities in Excess of Other Assets (0.05)%		(106)

Net Assets 100.00%		$196,681

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)

Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND February 28, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.84%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	573,748	$7,413
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	357,389	6,801
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	289,519	5,452
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	7,869,198	91,361
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	1,271,822	14,194
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	10,752,998	71,077
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	25,310,170	202,481
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	8,570,130	73,017
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	3,857,827	74,379
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	32,330,549	150,014

Total Investments in Underlying Funds (cost $659,346,384)		696,189

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.22%

Repurchase Agreement

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $1,545,000 of Federal Home Loan Mortgage Corp. at 0.05% due 7/1/2013; value: $1,544,228; proceeds: $1,513,886 (cost $1,513,885)	$1,514	1,514

Total Investments in Securities 100.06% (cost $660,860,269)		697,703

Liabilities in Excess of Other Assets (0.06)%		(387)

Net Assets 100.00%		$697,316

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 97.55%

COMMON STOCK 0.30%

Diversified Media

Tribune Co.* (cost $10,614,435)			244	$12,932,530

			Principal Amount (000)

CORPORATE BONDS 7.51%

Aerospace 0.32%

Air Lease Corp.	4.50%	1/15/2016	$3,500	3,596,250
Bombardier, Inc. (Canada)†(a)	4.25%	1/15/2016	7,000	7,297,500
GenCorp, Inc.†	7.125%	3/15/2021	1,000	1,045,000
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(a)	7.75%	12/15/2020	2,000	2,090,000

Total				14,028,750

Chemicals 0.69%

Eagle Spinco, Inc.†	4.625%	2/15/2021	5,500	5,610,000
Hexion US Finance Corp.†	6.625%	4/15/2020	12,500	12,375,000
Hexion US Finance Corp.	6.625%	4/15/2020	4,000	3,960,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	3,000	3,030,000
Taminco Global Chemical Corp.†	9.75%	3/31/2020	4,500	4,995,000

Total				29,970,000

Energy 1.17%

Arch Coal, Inc.	7.00%	6/15/2019	5,000	4,337,500
Chaparral Energy, Inc.	8.25%	9/1/2021	2,000	2,260,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,232,500
FTS International Services LLC/FTS International Bonds, Inc.†	8.125%	11/15/2018	3,000	3,120,000
Genesis Energy LP/Genesis Energy Finance Corp.†	5.75%	2/15/2021	1,750	1,814,531
Halcon Resources Corp.†	8.875%	5/15/2021	3,500	3,780,000
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	500	518,125
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	5,000	5,650,000
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	2,500	2,712,500
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	7.25%	2/15/2021	2,000	2,030,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	3,450	3,657,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy (continued)

Northern Tier Energy LLC/Northern Tier Finance Corp.†	7.125%	11/15/2020	$2,640	$2,772,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	2,000	2,170,000
SM Energy Co.	6.625%	2/15/2019	4,500	4,848,750
Stone Energy Corp.	7.50%	11/15/2022	4,000	4,350,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	1,237	1,351,423
W&T Offshore, Inc.	8.50%	6/15/2019	2,000	2,150,000

Total				50,754,329

Financial 0.76%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	3,000	3,030,000
CIT Group, Inc.	4.25%	8/15/2017	5,000	5,200,000
CNO Financial Group, Inc.†	6.375%	10/1/2020	4,500	4,792,500
Gulfmark Offshore, Inc.	6.375%	3/15/2022	5,000	5,187,500
HUB International Ltd.†	8.125%	10/15/2018	1,000	1,047,500
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	5,000	5,175,000
Nationstar Mortgage LLC/Nationstar Capital Corp.†	6.50%	7/1/2021	4,000	4,120,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	2,700	2,835,000
RSI Home Products, Inc.†	6.875%	3/1/2018	1,500	1,522,500

Total				32,910,000

Food & Drug 0.16%

Phibro Animal Health Corp.†	9.25%	7/1/2018	5,175	5,576,063
Post Holdings, Inc.	7.375%	2/15/2022	1,315	1,426,775

Total				7,002,838

Food/Tobacco 0.05%

Del Monte Corp.	7.625%	2/15/2019	2,250	2,345,625

Forest Products 0.75%

AEP Industries, Inc.	8.25%	4/15/2019	5,000	5,450,000
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	5,000	5,275,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	9,000	9,315,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	9,000	9,517,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Forest Products (continued)

Sealed Air Corp.†	8.375%	9/15/2021	$2,650	$3,034,250

Total				32,591,750

Gaming/Leisure 0.19%

Chester Downs & Marina LLC†	9.25%	2/1/2020	2,150	2,085,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,175	1,285,156
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	3,250	3,786,250
Seven Seas Cruises S. de R.L. LLC	9.125%	5/15/2019	1,000	1,077,500

Total				8,234,406

Healthcare 0.25%

Biomet, Inc.†	6.50%	8/1/2020	2,000	2,122,500
HCA, Inc.	6.50%	2/15/2020	3,000	3,367,500
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,901,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,417,750

Total				10,809,250

Housing 0.22%

K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	5,000	5,525,000
K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	2,000	2,217,500
Nortek, Inc.†	8.50%	4/15/2021	1,750	1,933,750

Total				9,676,250

Information Technology 0.13%

CDW LLC/CDW Finance Corp.	8.50%	4/1/2019	2,000	2,215,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	2,000	2,210,000
Nuance Communications, Inc.†	5.375%	8/15/2020	1,000	1,017,500

Total				5,442,500

Manufacturing 0.17%

Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,500	2,834,375
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	4,000	4,400,000

Total				7,234,375

Media/Telecommunications 1.17%

Clear Channel Communications, Inc.	4.90%	5/15/2015	2,000	1,835,000
Cricket Communications, Inc.	7.75%	10/15/2020	2,000	2,050,000
DISH DBS Corp.	5.875%	7/15/2022	4,000	4,240,000
Hughes Satellite Systems Corp.	6.50%	6/15/2019	3,000	3,300,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Media/Telecommunications (continued)

Intelsat Bermuda Ltd. (Luxembourg)(a)	11.50%		2/4/2017	$4,000	$4,260,000
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%		2/4/2017	3,000	3,191,250
Lynx I Corp.†	5.375%		4/15/2021	4,150	4,274,500
MetroPCS Wireless, Inc.	7.875%		9/1/2018	5,000	5,418,750
MU Finance plc (United Kingdom)†(a)	8.375%		2/1/2017	1,482	1,611,990
Qwest Communications International, Inc.	7.125%		4/1/2018	6,000	6,258,108
Syniverse Holdings, Inc.	9.125%		1/15/2019	825	903,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	7.50%		3/15/2019	2,000	2,190,000
Univision Communications, Inc.†	6.75%		9/15/2022	4,500	4,882,500
UPCB Finance V Ltd.†	7.25%		11/15/2021	3,250	3,591,250
Wind Acquisition Finance SA (Italy)†(a)	11.75%		7/15/2017	2,375	2,511,563

Total					50,518,286

Metals/Minerals 0.24%

KGHM International Ltd. (Canada)†(a)	7.75%		6/15/2019	4,740	5,071,800
Mirabela Nickel Ltd. (Australia)†(a)	8.75%		4/15/2018	5,000	4,775,000
New Gold, Inc. (Canada)†(a)	6.25%		11/15/2022	750	793,125

Total					10,639,925

Retail 0.16%

CDR DB Sub, Inc.†	7.75%		10/15/2020	4,000	4,070,000
Claire’s Stores, Inc.	8.875%		3/15/2019	525	528,281
Dave & Buster’s, Inc.	11.00%		6/1/2018	2,000	2,265,000

Total					6,863,281

Service 0.70%

Alliance Data Systems Corp.†	6.375%		4/1/2020	4,250	4,600,625
Fidelity National Information Services, Inc.	7.875%		7/15/2020	3,000	3,408,750
First Data Corp.†	8.25%		1/15/2021	3,000	3,082,500
First Data Corp.†	11.25%		1/15/2021	3,500	3,587,500
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	2,000	2,165,000
HDTFS, Inc.†	5.875%		10/15/2020	1,000	1,045,000
Hertz Corp. (The)	6.75%		4/15/2019	2,000	2,165,000
Hornbeck Offshore Services, Inc.	5.875%		4/1/2020	3,000	3,165,000
Interface Security Systems Holdings, Inc./Interface Security Systems LLC†	9.25%		1/15/2018	1,250	1,278,125
Iron Mountain, Inc.	5.75%		8/15/2024	1,400	1,403,500
Iron Mountain, Inc.	7.75%		10/1/2019	1,500	1,672,500
Travelport LLC PIK†	6.308%	#	12/1/2016	1,657	1,582,696
United Rentals North America, Inc.	7.375%		5/15/2020	1,000	1,100,000

Total					30,256,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Transportation 0.27%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	$3,500	$3,548,125
Florida East Coast Railway Corp.	8.125%	2/1/2017	2,500	2,703,125
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	4,000	4,410,000
Stanadyne Corp.	10.00%	8/15/2014	1,000	977,500

Total				11,638,750

Utility 0.11%

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	6.875%	8/15/2017	1,400	1,484,000
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	3,000	3,135,000

Total				4,619,000

Total Corporate Bonds (cost $316,329,826)				325,535,511

FLOATING RATE LOANS(b) 88.94%

Aerospace 1.53%

AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(a)	4.75%	7/16/2018	4,409	4,452,840
AWAS Finance Luxembourg S.A.R.L. Term Loan B (Luxembourg)(a)	5.25%	6/10/2016	12,030	12,150,099
Delta Air Lines, Inc. New Term Loan B	5.25%	4/20/2017	24,985	25,354,578
Delta Air Lines, Inc. Term Loan B2	4.25%	4/16/2016	4,500	4,552,034
LMI Aerospace, Inc. Term Loan	4.75%	12/28/2018	6,000	6,071,250
Sequa Corp. New Term Loan B	5.25%	6/19/2017	10,000	10,143,750
Spirit Aerosystems, Inc. Term Loan B	3.75%	4/18/2019	3,356	3,380,724

Total				66,105,275

Chemicals 0.82%

General Chemical Corp. New Term Loan	5.00% - 5.75%	10/6/2015	6,585	6,634,158
INEOS U.S. Finance LLC 6 Year Term Loan	6.50%	5/4/2018	17,387	17,775,431
Nexeo Solutions LLC Term Loan B	5.00%	9/8/2017	7,063	7,072,106
PetroLogistics LP Term Loan B	7.00%	3/27/2017	3,970	4,069,250

Total				35,550,945

Consumer Durables 0.09%

Spectrum Brands, Inc. New Term Loan	4.50%	12/17/2019	4,000	4,055,716

Consumer Non-Durables 2.07%
Collective Brands Finance, Inc. Term Loan	7.25%	10/9/2019	15,965	16,144,606
FGI Operating Co. LLC Term Loan(c)	5.50%	4/19/2019	20,612	20,638,230
Phillips-Van Heusen Corp. Term Loan B	3.25%	12/19/2019	5,000	5,048,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer Non-Durables (continued)

Revlon Consumer Products Corp. New Term Loan B	4.75%	11/17/2017	$6,283	$6,313,091
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	11/30/2017	4,250	4,287,188
Springs Windows Fashions LLC New Term Loan B	6.00%	5/31/2017	12,198	12,266,855
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	5,350	5,436,804
Wilton Brands LLC Term Loan	7.50%	8/30/2018	19,047	19,332,578

Total				89,468,102

Energy 2.21%

Chesapeake Energy Corp. New Unsecured Term Loan	5.75%	12/1/2017	13,500	13,812,188
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	4,699	4,788,939
EP Energy LLC Incremental Term Loan	4.50%	4/26/2019	3,000	3,036,876
Everest Acquisition LLC Term Loan B1	5.00%	5/24/2018	7,000	7,083,748
FTS International, Inc. Term Loan B	8.50%	5/6/2016	8,963	8,215,217
Preferred Proppants LLC Term Loan B(c)	7.50%	12/15/2016	8,811	8,238,285
Tervita Corp. Term Loan (Canada)(a)	6.25%	5/1/2018	10,000	10,091,960
Topaz Power Holdings LLC Term Loan	5.25%	2/25/2020	17,000	16,957,500
Vantage Drilling Co. Term Loan	6.25%	10/26/2017	23,080	23,314,805

Total				95,539,518

Financial 2.85%

Alliant Holdings I, Inc. Term Loan B	5.00%	12/20/2019	20,000	20,191,660
CNO Financial Group, Inc. Term Loan B2	5.00%	9/20/2018	7,664	7,749,972
Delos Aircraft, Inc. Term Loan 2	4.75%	4/12/2016	8,000	8,080,000
Fly Funding II S.A.R.L Term Loan B (Luxembourg)(a)	5.75%	8/8/2018	9,103	9,219,932
MIP Delaware LLC Term Loan	5.50%	7/12/2018	3,532	3,540,648
Nuveen Investments, Inc. Extended 1st Lien Term Loan	5.703% - 5.81%	5/13/2017	15,539	15,616,394
Nuveen Investments, Inc. Extended Term Loan	5.703% - 5.812%	5/12/2017	11,970	12,030,031
Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	10,440	10,707,525
Ocwen Financial Corp. Term Loan	5.00%	1/22/2018	22,057	22,365,798
USI Holdings Corp. Initial Term Loan	5.25%	12/27/2019	14,000	14,128,338

Total				123,630,298

Food & Drug 1.33%

Albertson’s LLC Term Loan	5.75%	2/25/2016	14,000	14,154,588
OSI Restaurant Partners LLC New Term Loan B	4.75%	10/24/2019	9,614	9,754,751
Supervalu, Inc. New Term Loan B	8.00%	8/30/2018	13,059	13,258,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food & Drug (continued)

Supervalu, Inc. Term Loan B	8.00%	8/30/2018	$20,000	$20,304,160

Total				57,471,558

Food/Tobacco 2.52%

Burger King Corp. New Term Loan B	3.75%	9/27/2019	7,119	7,187,304
Del Monte Foods Co. Initial Term Loan	4.50%	3/8/2018	20,640	20,731,947
Diamond Foods, Inc. Revolver(c)	6.75%	2/25/2015	3,160	2,954,472
Diamond Foods, Inc. Term Loan(c)	6.75%	2/25/2015	4,037	3,906,036
Dunkin’ Brands, Inc. Term Loan B3	3.75% - 5.00%	2/7/2020	11,490	11,529,752
NPC International, Inc. Refinancing Term Loan B	4.50%	12/1/2018	4,927	5,006,725
Pinnacle Foods Finance LLC Term Loan E	4.75%	10/17/2018	3,970	4,007,572
Rite Aid Corp. 2nd Lien Term Loan	5.75%	8/21/2020	3,550	3,651,619
Rite Aid Corp. Term Loan 5	5.75%	2/28/2018	453	453,924
Rite Aid Corp. Term Loan 6	5.75%	2/27/2020	19,000	19,140,125
Smart Balance, Inc. Term Loan	7.00%	7/2/2018	7,760	7,932,179
US Foods, Inc. Extended Term Loan B	5.75%	3/31/2017	3,731	3,778,820
US Foods, Inc. New Term Loan B	5.75%	3/31/2017	10,480	10,600,424
Wendy’s International, Inc. Term Loan B	4.75%	5/15/2019	7,980	8,069,743

Total				108,950,642

Forest Products 0.44%

Reynolds Group Holdings Inc. New Dollar Term Loan	4.75%	9/28/2018	18,953	19,224,942

Forest Products/Containers 0.34%

Kleopatra Acquisition Corp. Term Loan B1	5.75%	12/21/2016	14,383	14,598,514

Gaming/Leisure 7.08%

24 Hour Fitness Worldwide, Inc. New Term Loan	7.50%	4/22/2016	7,163	7,241,994
Bombardier Recreational Products, Inc. New Term Loan B (Canada)(a)	5.00%	1/22/2019	22,000	22,220,000
Boyd Gaming Corp. Incremental Term Loan	6.00%	12/17/2015	5,700	5,765,145
Caesar’s Entertainment Operating Co., Inc. Extended Term Loan B6	5.452%	1/26/2018	31,446	29,112,840
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.202%	1/28/2015	2,853	2,850,904
Caesar’s Entertainment Operating Co., Inc. Term Loan B4	9.50%	10/31/2016	4,880	4,985,252
CCM Merger, Inc. New Term Loan B	6.00%	3/1/2017	18,241	18,431,473
Centaur Acquisition, LLC 1st Lien Term Loan	5.25%	2/15/2019	17,500	17,620,313
Centaur Acquisition, LLC 2nd Lien Term Loan	8.75%	2/15/2020	8,200	8,292,250
Equinox Fitness Clubs 1st Lien Term Loan(c)	5.50%	2/5/2020	13,000	13,154,375
Equinox Fitness Clubs 2nd Lien Term Loan(c)	9.75%	5/16/2020	4,000	4,090,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming/Leisure (continued)

Graton Economic Development Authority Term Loan B	9.00%	8/22/2018	$14,000	$14,551,250
Harrah’s Property Co. Mezzanine Term Loan	3.693%	2/13/2014	20,000	18,490,620
MGM Resorts International Term Loan A	3.309%	12/20/2017	20,000	20,032,500
Mohegan Tribal Gaming Authority New Term Loan B	5.50%	3/31/2015	16,917	16,991,091
Northfield Park Associates LLC Term Loan(c)	9.00%	11/9/2018	7,500	7,706,250
Peninsula Gaming LLC Term Loan	5.75%	11/20/2017	15,000	15,231,255
Regent Seven Seas Cruises, Inc. Refinance Term Loan B(c)	4.75%	12/21/2018	8,850	8,938,500
ROC Finance LLC Term Loan B	8.50%	8/18/2017	5,867	6,101,333
Station Casinos, Inc. New Term Loan B	5.00%	2/13/2020	38,000	38,411,654
Town Sports International, Inc. New Term Loan B	5.75%	5/11/2018	11,025	11,162,576
Village Roadshow Ltd. Ultimates Facility Tranche A-2 (United Kingdom)(a)	4.75%	11/21/2017	5,000	5,062,500
VML US Finance, LLC Term Loan A	1.75%	9/21/2016	10,500	10,385,162

Total				306,829,237

Healthcare 10.70%

Air Medical Group Holdings, Term Loan 2018	6.50%	6/30/2018	10,000	10,236,000
American Renal Holdings, Inc. 1st Lien Term Loan	4.50%	8/14/2019	21,000	21,000,000
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	21,070	21,175,350
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	1,985	1,994,925
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	5,550	5,688,750
Ardent Medical Services, Inc. Term Loan	9.50%	7/2/2018	13,000	13,195,000
AssuraMed Holding, Inc. 1st Lien Term Loan	5.50%	10/24/2019	12,500	12,562,500
AssuraMed Holding, Inc. 2nd Lien Term Loan	9.25%	4/24/2020	5,500	5,628,331
Bausch & Lomb, Inc. Term Loan B	5.25%	5/17/2019	9,453	9,541,117
Biomet, Inc. Extended Term Loan B	3.952% - 4.06%	7/25/2017	14,970	15,103,323
Biomet, Inc. Non-Extended Term Loan B1	3.202% - 3.204%	3/25/2015	696	699,177
CHG Buyer Corp. 1st Lien Term Loan	5.00%	11/22/2019	12,337	12,522,229
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/20/2020	2,000	2,053,334
ConvaTec, Inc. Term Loan	5.00%	12/22/2016	12,696	12,870,600
DaVita, Inc. Term Loan A3	2.71%	9/2/2017	5,000	5,005,470
Drumm Investors LLC Term Loan	5.00%	5/4/2018	3,458	3,329,415
Emergency Medical Services Corp. Term Loan	4.00%	5/25/2018	9,312	9,368,188
Grifols, Inc. New Term Loan B	4.25%	6/1/2017	21,231	21,385,662
HCA, Inc. Extended Term Loan B2	3.561%	3/31/2017	5,057	5,089,904
HCA, Inc. Extended Term Loan B3	3.454%	5/1/2018	44,764	45,051,143
Heartland Dental Care, Inc. 1st Lien Term Loan(c)	6.25%	12/21/2018	16,000	16,146,672
Heartland Dental Care, Inc. 2nd Lien Term Loan(c)	9.75%	12/11/2020	7,000	7,231,875
Hologic Inc. Term Loan B	4.50%	8/1/2019	7,214	7,314,230
Iasis Healthcare LLC Term Loan	4.50%	5/3/2018	10,252	10,314,474
MultiPlan, Inc. New Term Loan B	4.00%	8/18/2017	11,690	11,754,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Healthcare (continued)

National Mentor Holdings, Inc. Refinancing Term Loan B	6.50%	2/9/2017	$18,862	$19,097,960
Par Pharmaceutical Cos., Inc. Term Loan B	5.00%	9/30/2019	19,950	20,015,456
Quintiles Transnational Corp. New Term Loan B	4.50%	6/8/2018	17,148	17,319,817
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	8,928	9,031,921
RPI Finance Trust New Term Loan Tranche 1	3.25%	11/9/2016	4,408	4,433,430
Select Medical Corp. Incremental Term Loan B	5.50% - 6.00%	6/1/2018	5,970	6,007,312
Select Medical Corp. New Term Loan B	5.50% - 6.00%	6/1/2018	17,730	17,892,372
Surgical Care Affiliates, Inc. Class B Term Loan	4.311%	12/29/2017	8,110	7,988,008
Surgical Care Affiliates, Inc. Incremental Term Loan B	5.50%	6/29/2018	8,865	8,887,162
Truven Health Analytics, Inc. New Term Loan B	5.75%	6/1/2019	20,577	20,962,614
United Surgical Partners International, Inc. Incremental Term Loan	6.00%	4/3/2019	6,525	6,568,981
United Surgical Partners International Inc. Refinancing Term Loan	6.00%	4/3/2019	12,525	12,572,446
Valeant Pharmaceuticals International, Inc. Series C Tranche B (Canada)(a)	3.25%	9/27/2019	7,500	7,560,937
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	5,655	5,708,046
VWR Funding, Inc. Extended Add on Term Loan	4.204%	4/3/2017	13,000	13,146,250

Total				463,454,950

Housing 2.21%

Cemex S.A.B. de C.V. USD Term Loan A4 (Mexico)(a) (c)	4.808%	2/17/2017	35,024	33,710,650
Custom Building Products, Inc. New Term Loan B	6.00%	12/12/2019	21,500	21,715,000
Nortek, Inc. Term Loan	5.25%	4/26/2017	1,892	1,912,386
Realogy Corp. Extended Letter of Credit	4.459%	10/10/2016	4,053	4,063,018
Realogy Corp. Extended Term Loan	4.423%	10/10/2016	21,327	21,377,717
Realogy Corp. Letter of Credit	3.228%	10/10/2013	915	916,623
Roofing Supply Group LLC Term Loan	5.00%	5/24/2019	11,970	12,089,700

Total				95,785,094

Information Technology 5.02%

AVG Technologies NV Term Loan (Netherlands)(a)	7.50%	3/15/2016	3,525	3,551,439
Blackboard, Inc. 2nd Lien Term Loan	11.50%	4/4/2019	7,000	6,903,750
Blackboard, Inc. Term Loan B	7.50%	10/4/2018	3,192	3,237,124
Blackboard, Inc. Term Loan B2	6.25%	10/4/2018	14,264	14,420,848
BNY ConvergEx Group LLC Eze 2nd Lien Term Loan	8.75%	12/18/2017	532	522,398
BNY ConvergEx Group LLC Eze Term Loan	5.25%	12/16/2016	4,047	4,041,543
BNY ConvergEx Group LLC Top Borrower 2nd Lien	8.75%	12/18/2017	1,268	1,244,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Information Technology (continued)

BNY ConvergEx Group LLC Top Borrower Term Loan	5.25%	12/19/2016	$8,916	$8,904,962
Eagle Parent, Inc. New Term Loan	5.00%	5/16/2018	7,770	7,822,197
Freescale Semiconductor, Inc. Extended Term Loan B	4.452%	12/1/2016	30,322	30,403,865
Genesys Telecom Holdings, U.S., Inc. Senior Debt B	4.00%	1/25/2020	6,000	6,055,002
Hyland Software, Inc. New 1st Lien Term Loan	5.50%	10/25/2019	13,000	13,105,625
Infor (US), Inc. Term Loan B 2	5.25%	4/5/2018	3,950	4,006,845
NXP B.V. Incremental Term Loan B (Canada)(a)	5.25%	3/19/2019	18,000	18,219,384
NXP B.V. Term Loan A1 (Canada)(a)	4.50%	3/3/2017	7,000	7,111,566
NXP B.V. Term Loan C (Canada)(a)	4.75%	1/11/2020	14,000	14,205,632
Peak Ten, Inc. New Term Loan B	7.25%	10/25/2018	12,000	12,135,000
Scitor Corp. Term Loan B	5.00%	2/15/2017	8,630	8,608,402
Serena Software, Inc. Extended Term Loan 2016	4.201%	3/10/2016	11,579	11,648,179
Shield Finance Co. S.A.R.L. New Term Loan B (Luxembourg)(a)	6.50%	5/10/2019	1,990	2,004,925
Sophia LP Term Loan B	6.25%	7/19/2018	4,846	4,880,750
Sorenson Communications, Inc. Tranche C Term Loan	6.00%	8/16/2013	3,878	3,855,588
SunGard Data Systems, Inc. Term Loan B	3.827% - 3.918%	2/26/2016	5,106	5,119,947
SunGard Data Systems, Inc. Term Loan C	3.948%	2/28/2017	10,246	10,324,861
SunGard Data Systems, Inc. Term Loan D	4.50%	1/31/2020	8,000	8,107,448
Wall Street Systems, Inc. New 1st Lien Term Loan(c)	5.75%	10/24/2019	7,000	7,052,500

Total				217,494,757

Machinery: Industrial/Specialty 0.47%

Dematic S.A. Term Loan (Luxembourg)(a)	5.25%	12/27/2019	20,000	20,200,000

Manufacturing 5.68%

Air Distribution Technologies, Inc. 1st Lien Term Loan	5.00%	11/9/2018	10,000	10,150,000
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/1/2020	9,256	9,533,332
Alcatel-Lucent USA, Inc. Asset Sale Loan B	6.25%	7/29/2016	18,000	18,244,278
Alcatel-Lucent USA, Inc. US Term Loan	7.25%	1/31/2019	3,000	3,040,782
Alliance Laundry Systems LLC Initial 1st Lien Term Loan(c)	5.50%	12/10/2018	6,000	6,071,250
Alliance Laundry Systems LLC Initial 2nd Lien Term Loan	9.50%	12/10/2019	4,602	4,700,071
Apex Tool Group, LLC Term Loan	4.50%	1/28/2020	13,000	13,154,375
Arris Group, Inc. Term Loan B	3.50%	2/7/2020	15,000	15,030,465
Brand Energy & Infrastructure Services, Inc. Term Loan 1 Canadian	6.25%	10/23/2018	10,000	9,968,750
Brand Energy & Infrastructure Services, Inc. Term Loan 1 Canadian	6.25%	10/23/2018	1,931	1,934,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Manufacturing (continued)

Brand Energy & Infrastructure Services, Inc. Term Loan 2 Canadian	5.75%	10/16/2016		$773	$776,609
Brand Energy & Infrastructure Services, Inc. Term Loan B1 US	6.25%	10/16/2018		8,044	8,061,111
Brand Energy & Infrastructure Services, Inc. Term Loan B2 US	5.75%	10/16/2016		5,222	5,244,619
CommScope, Inc. New Term Loan	4.25%	1/12/2018		12,476	12,577,174
Generac Power Systems, Inc. New Term Loan B	6.25%	5/30/2018		2,718	2,779,496
Husky Injection Molding Systems Ltd. New Term Loan B (Canada)(a)	5.75%	6/29/2018		20,293	20,599,564
Manitowoc Co., Inc. (The) New Term Loan B	4.25%	11/13/2017		752	760,771
PTC Alliance Corp. Term Loan(c)	9.50%	10/16/2017		8,975	8,930,125
Rexnord Corp. Refinancing Term Loan B	4.50%	4/2/2018		5,507	5,565,942
Road Infrastructure Investment LLC 1st Lien Term Loan(c)	6.25%	3/30/2018		6,955	6,998,431
Road Infrastructure Investment LLC 2nd Lien Term Loan(c)	10.25%	9/28/2018		7,500	7,575,000
Silver II Borrower S.C.A Refinancing Term Loan	4.00%	12/5/2019		16,000	16,030,000
Tomkins LLC New Term Loan B-2	4.25%	9/29/2016		10,022	10,124,323
Unifrax Corp. New EUR Term Loan(d)	7.50%	11/28/2018	EUR	5,000	6,593,025
Unifrax Corp. New Term B Dollar Loan	4.25%	11/28/2018		$4,000	4,040,000
Veyance Technologies, Inc. Delayed Draw Term Loan	2.46%	7/31/2014		2,923	2,905,902
Veyance Technologies, Inc. Incremental Term Loan B	5.50%	7/31/2014		2,978	2,959,823
Veyance Technologies, Inc. Initial Term Loan	2.46%	7/31/2014		16,558	16,460,095
WESCO Distribution, Inc. Tranche B-1 Loan	4.50%	12/12/2019		9,000	9,104,067
WireCo WorldGroup, Inc. New Term Loan(c)	6.00%	2/15/2017		5,985	6,074,775

Total					245,988,822

Media/Telecommunications 13.86%

Acquisitions Cogeco Cable II L.P. Term B Loan	4.50%	11/29/2019		2,993	3,038,635
Affinion Group, Inc. New Term Loan B	6.50%	10/10/2016		28,372	26,589,538
Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016		10,680	10,446,375
Alpha Topco Ltd. (Formula 1) Term Loan B2 (United Kingdom)(a)	6.00%	4/30/2019		16,750	16,984,786
BBHI Acquisition LLC Term Loan B	4.50%	12/14/2017		3,726	3,751,374
CCO Holdings LLC 3rd Lien Term Loan	2.704% - 2.712%	9/5/2014		16,147	16,201,956
Cequel Communications LLC Term Loan	4.00%	2/14/2019		9,131	9,208,047
Charter Communications Operating LLC Extended Term Loan C	3.46%	9/6/2016		7,606	7,645,462
Charter Communications Operating LLC Term Loan D	4.00%	5/15/2019		3,474	3,512,395
Clear Channel Communications, Inc. Term Loan B	3.854%	1/29/2016		41,057	35,413,640
Consolidated Communications, Inc. Term Loan B3	5.25%	12/31/2018		20,000	20,258,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media/Telecommunications (continued)

Cricket Communications, Inc. Term Loan	4.75%	10/10/2019	$12,000	$12,101,256
Crown Castle International Corp. Term Loan B	4.00%	1/31/2019	13,688	13,792,964
Cumulus Media Holdings, Inc. 2nd Lien Term Loan	7.50%	9/16/2019	5,000	5,137,500
Digitial Generation, Inc. Initial Term Loan	5.75%	7/26/2018	9,344	9,017,421
Fibertech Networks LLC New Term Loan(c)	5.75%	11/26/2019	5,000	5,036,460
Getty Images, Inc. Term Loan B	4.75%	10/18/2019	24,600	24,865,778
Gray Television, Inc. New Term Loan B	4.75%	10/15/2019	9,640	9,772,185
IMG Worldwide, Inc. New Term Loan B	5.50%	6/16/2016	15,836	15,994,182
Integra Telecom Holdings, Inc. Initial Term Loan	6.00%	2/15/2019	25,000	25,309,900
Integra Telecom Holdings, Inc. New 2nd Lien Term Loan B	9.75%	2/15/2020	9,000	9,253,125
Intelsat Jackson Holdings SA Tranche B Term Loan (Luxembourg)(a)	4.50%	4/2/2018	28,982	29,355,973
Level 3 Financing, Inc. 2019 Term Loan B	5.25%	8/1/2019	15,000	15,181,875
Level 3 Financing, Inc. Term Loan	4.75%	8/1/2019	10,500	10,614,849
MCC Iowa LLC Tranche F Term Loan	4.50%	10/23/2017	12,490	12,562,652
MCC Iowa LLC Tranche G Term Loan	4.00%	1/8/2020	15,461	15,586,873
Mediacom Illinois LLC Tranche E Term Loan	4.50%	10/23/2017	14,040	14,092,650
MetroPCS Wireless, Inc. New Term Loan B3	4.00%	3/16/2018	6,408	6,445,384
MTL Publishing LLC Term Loan B	5.50%	6/29/2018	12,920	13,117,030
Newsday LLC Term Loan	3.704%	10/12/2016	14,500	14,500,000
Nielsen Finance LLC Class C Term Loan	3.449%	5/1/2016	5,078	5,104,069
NTELOS Inc. New Term Loan B	5.75%	11/7/2019	6,970	6,839,313
SBA Senior Finance II LLC Incremental Tranche B Term Loan	3.75%	9/27/2019	5,000	5,036,720
Syniverse Holdings, Inc. Delayed Draw Term Loan	1.00%	4/23/2019	10,000	10,000,000
Syniverse Holdings, Inc. New Term Loan	5.00%	4/23/2019	8,268	8,312,380
Tribune Co. Tranche B Term Loan(e)	4.00%	12/31/2019	19,500	19,621,778
U.S. TelePacific Corp. Term Loan Advance	5.75%	2/23/2017	5,405	5,409,667
Univision Communications, Inc. Extended Term Loan	4.454%	3/31/2017	3,2934	33,059,874
UPC Financing Partnership Term Loan AF (Netherlands)(a)	4.00%	1/29/2021	10,500	10,565,625
Virgin Media Investment Holdings USD New Term Loan B (United Kingdom)(a)	3.50%	2/17/2020	40,000	39,858,320
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019	8,750	8,806,000
WideOpenWest Finance LLC Term Loan	6.25%	7/17/2018	20,905	21,197,628
Windstream Corp. Tranche B-4 Term Loan	3.50%	1/23/2020	7,700	7,769,300
WMG Acquisition Corp. Initial Term Loan	5.25%	11/1/2018	4,000	4,063,332

Total				600,432,611

Metals/Minerals 1.67%

Fairmount Minerals Ltd. New Term Loan B	5.25%	3/15/2017	22,330	22,392,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals/Minerals (continued)

FMG Resource Pty Ltd. Term Loan (Australia)(a)	5.25%	10/18/2017	$36,539	$37,063,741
Noranda Aluminum Acquisition Corp. New Term Loan B	6.75%	3/1/2019	5,905	5,953,356
Novelis, Inc. Incremental Term Loan B2 (Canada)(a)	4.00%	3/10/2017	1,481	1,489,953
Novelis, Inc. Term Loan (Canada)(a)	4.00%	3/10/2017	5,616	5,648,776

Total				72,548,330

Other 0.35%

Flash Dutch 2 B.V. & U.S. Coatings Acquisition, Inc. Initial Term Loan B	4.75%	2/3/2020	15,000	15,210,510

Retail 6.12%

Academy, Ltd. Term Loan	4.75%	8/3/2018	19,950	20,213,619
Bass Pro Group LLC New Term Loan	4.00%	11/20/2019	19,000	19,157,776
BJ’s Wholesale Club, Inc. New 2013 Replacement Loan	4.25%	9/13/2019	9,988	10,024,953
Burlington Coat Factory Warehouse Corp. Term Loan B1	5.50%	2/23/2017	14,689	14,875,364
Capital Automotive LP New Term Loan B	5.25%	3/10/2017	10,918	11,000,331
Container Store, Inc. Term Loan B	6.25%	4/5/2019	6,948	7,025,659
DBP Holding Corp. New Term Loan B	5.00%	10/11/2019	12,000	12,157,500
Gymboree Corp. (The) Initial Term Loan	5.00%	2/23/2018	5,448	5,273,264
J. Crew Group, Inc. New Term Loan B	4.50%	3/7/2018	20,627	20,682,759
Jo-Ann Stores, Inc. Term Loan	4.75%	3/16/2018	13,216	13,320,662
Leslie’s Poolmart, Inc. New Term Loan B	5.25%	10/16/2019	9,780	9,898,068
Lord & Taylor Holdings LLC Term Loan	5.75%	1/11/2019	4,311	4,361,356
Michaels Stores, Inc. Term Loan B	3.75%	1/31/2020	13,500	13,564,301
Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.00% - 4.75%	5/16/2018	31,891	32,042,566
Party City Holdings Inc. New Term Loan B	5.75%	7/26/2019	29,975	30,355,922
PETCO Animal Supplies, Inc. New Term Loan	4.00%	11/24/2017	6,031	6,077,959
Smart & Final Stores LLC New 1st Lien Term Loan	5.75%	11/15/2019	16,000	16,186,800
Smart & Final Stores LLC New 2nd Lien Term Loan	10.50%	11/16/2020	5,000	5,131,250
Toys “R” Us-Delaware, Inc. Incremental Term Loan B2	5.25%	5/25/2018	4,913	4,726,528
Toys “R” Us-Delaware, Inc. New Term Loan	6.00%	9/1/2016	8,903	8,745,986

Total				264,822,623

Service 13.42%

Acosta, Inc. Term Loan D	5.00%	3/2/2018	17,774	18,041,116
ADS Waste Holdings, Inc. Tranche B Term Loan	4.25%	10/9/2019	15,000	15,065,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Service (continued)

Advantage Sales & Marketing, Inc. 2013 Term Loan	5.25%	12/18/2017	$4,388	$4,423,931
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	9.25%	6/18/2018	17,289	17,478,005
Altegrity, Inc. Term Loan	3.202%	2/21/2015	15,222	14,679,933
Altegrity, Inc. Tranche D Term Loan	7.75%	2/20/2015	6,092	6,095,313
Asurion LLC New Term Loan B1	4.50%	5/24/2019	30,598	30,758,533
Asurion LLC Term Loan B1	4.75%	7/18/2017	3,875	3,905,644
Audio Visual Services Group, Inc. New Term Loan(c)	6.75%	11/9/2018	15,461	15,432,260
Avis Budget Car Rental LLC Term Loan C	4.25%	3/15/2019	7,950	7,999,691
Booz Allen Hamilton Inc. New Term Loan B	4.50%	7/31/2019	6,983	7,061,053
Brickman Group Holdings, Inc. New Term Loan B	5.50%	10/14/2016	9,012	9,135,981
Bright Horizons Family Solutions, Inc. Term Loan B	4.00%	1/16/2020	6,000	6,048,750
Brock Holdings III, Inc. New 2nd Lien Term Loan	10.00%	3/16/2018	14,500	14,663,125
CCC Holdings, Inc. Term Loan	5.25%	12/20/2019	5,000	5,059,375
Corporate Executive Board Co. (The) Term Loan B(c)	5.00%	7/2/2019	2,000	2,016,250
Cunningham Lindsey Group Initial 1st Lien Term Loan (Canada)(a)(c)	5.00%	12/10/2019	8,000	8,120,000
Cunningham Lindsey Group Initial 2nd Lien Term Loan (Canada)(a)(c)	9.25%	6/10/2020	3,500	3,605,000
Decision Insight Information Group (U.S.) I, Inc. Term Loan	7.00%	1/4/2017	7,730	7,783,503
DigitalGlobe, Inc. Term Loan	3.75%	1/22/2020	7,500	7,565,625
EIG Investors Corp. Term Loan B(c)	6.25%	11/8/2019	17,000	17,148,750
EnergySolutions LLC Term Loan	6.25%	8/12/2016	21,817	21,970,000
First Data Corp. 2018 B Term Loan	5.202%	9/24/2018	16,000	16,041,424
First Data Corp. Extended 2017 U.S. Term Loan	5.202%	3/24/2017	18,987	19,076,269
First Data Corp. Extended 2018 Term Loan B	4.202%	3/23/2018	11,000	10,889,021
GCA Services Group, Inc. Initial 1st Lien Term Loan	5.25%	11/1/2019	10,000	10,031,250
GCA Services Group, Inc. Initial 2nd Lien Term Loan	9.25%	10/22/2020	10,000	9,950,000
Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018	14,439	14,240,920
Hertz Corp. (The) Term Loan B	3.75%	3/9/2018	4,816	4,846,958
Hertz Corp. (The) Tranche B-1 Term Loan	3.75%	3/11/2018	8,000	8,058,336
IG Investment Holdings LLC 1st Lien Term Loan(c)	6.00%	10/31/2019	13,000	13,097,500
InfoGroup, Inc. New Term Loan	5.75%	5/25/2018	15,423	14,073,371
Interactive Data Corp. New Term Loan B	4.50%	2/12/2018	9,360	9,398,328
LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019	11,104	11,214,703
LM U.S. Member LLC 2nd Lien Term Loan	9.50%	10/15/2020	4,375	4,462,500
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019	1,146	1,157,798
Lonestar Intermediate Super Holdings LLC Term Loan B	11.00%	9/2/2019	2,400	2,587,999
Monitronics International, Inc. Term Loan	5.50%	3/23/2018	13,636	13,715,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Service (continued)

NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	8/18/2020	$2,558	$2,647,013
ON Assignment, Inc. Term Loan B(c)	5.00%	5/15/2019	6,744	6,820,233
Orbitz Worldwide, Inc. Term Loan	3.202% - 3.204%	7/25/2014	8,023	7,944,936
Securus Technologies Holdings, Inc. Tranche 1 Term Loan	6.50%	5/31/2017	13,415	13,439,779
Securus Technologies Holdings, Inc. Tranche 1 Term Loan	10.75%	6/1/2018	5,000	5,087,500
Securus Technologies Holdings, Inc. Tranche 2 Term Loan(c)	6.50%	5/31/2017	4,963	4,971,805
Sedgwick Claims Management Services Holdings, Inc. New Term Loan	5.00%	12/30/2016	15,690	15,808,176
ServiceMaster Co. Extended Term	4.25%	1/31/2017	28,600	28,719,176
Ship Luxco 3 S.a.r.l Facility B2A	5.25%	11/30/2017	8,200	8,275,850
Six3 Systems, Inc. Term Loan(c)	7.00%	10/4/2019	13,372	13,263,779
SRA International, Inc. Term Loan B	6.50%	7/20/2018	1,000	978,333
SurveyMonkey.com, LLC Term Loan(c)	5.50%	2/5/2019	16,500	16,726,875
Transfirst Holdings, Inc. 1st Lien Term Loan B(c)	6.25%	12/27/2017	8,000	8,120,000
Travelport Holdings Ltd. Extended Tranche A Term Loan(c)	6.398%	12/1/2016	763	247,853
Travelport Holdings Ltd. Extended Tranche B Term Loan(c)	13.798%	12/1/2016	2,553	221,244
Walter Investment Management Corp. Tranche B Term Loan	5.75%	11/28/2017	29,299	29,689,331
WASH Multifamily Laundry Systems LLC U.S. Term Loan(c)	5.25%	2/15/2019	2,250	2,272,500
Weight Watchers International, Inc. Term Loan F	4.00%	3/15/2019	8,933	9,002,843

Total				581,136,292

Transportation 4.59%

Autoparts Holdings Ltd. 1st Lien Term Loan	6.50%	7/28/2017	7,905	7,977,262
Chrysler Group LLC Term Loan B	6.00%	5/24/2017	23,160	23,676,410
Federal-Mogul Corp. Term Loan B	2.138% - 2.139%	12/29/2014	15,055	14,094,811
Federal-Mogul Corp. Term Loan C	2.138% - 2.139%	12/28/2015	15,613	14,617,607
Fram Group Holdings 2nd Lien Term Loan	10.50%	1/29/2018	11,975	12,199,599
Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan	4.75%	4/30/2019	20,000	20,229,080
Grede LLC Term Loan B(c)	7.00%	4/3/2017	14,310	14,417,325
HHI Holdings LLC 1st Lien Term Loan	6.00% - 7.00%	10/3/2018	14,000	14,157,500
Navistar International Corp. Tranche B Term Loan	7.00%	7/16/2014	18,461	18,741,935
Ozburn-Hessey Holding Co. LLC Term Loan B	8.25%	4/8/2016	3,108	3,116,104
Remy International, Inc. Term Loan B	6.25%	12/16/2016	15,387	15,392,060
TI Group Automotive Systems LLC New Term Loan	6.75%	3/14/2018	9,426	9,544,065
Transtar Holding Co. 1st Lien Term Loan	5.50%	10/9/2018	8,090	8,231,861
Wabash National Corp. Term Loan B	6.00%	5/2/2019	7,947	8,051,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Transportation (continued)

Waupaca Foundry, Inc. Term Loan(c)	5.75% - 6.75%	6/29/2017	$14,340	$14,537,443

Total				198,984,835

Utility 3.56%

Alon USA Partners, LP MLP Tranche B Term Loan	9.25%	11/26/2018	8,375	8,668,125
Astoria Generating Co. Acquisitions LLC Term Advance	8.50%	10/26/2017	14,000	14,455,000
Calpine Corp. New Term Loan	4.50%	4/2/2018	11,676	11,766,370
Calpine Corp. Term Loan B3	4.50%	10/9/2019	7,980	8,053,983
Dynegy Midwest Generation LLC Term Loan	9.25%	8/4/2016	16,706	17,382,192
Dynegy Power LLC Term Loan(e)	9.25%	8/4/2016	12,230	12,783,797
Essential Power LLC Term Loan B(c)	5.50%	8/8/2019	15,778	16,005,285
Raven Power Finance LLC Term Loan B	7.25%	11/15/2018	8,000	8,200,000
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.699% - 4.792%	10/10/2017	20,000	12,450,000
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.707% - 4.938%	10/10/2017	42,281	28,773,426
Windsor Financing LLC Term Loan B(c)	6.25%	12/5/2017	14,969	15,530,284

Total				154,068,462

Total Floating Rate Loans (cost $3,814,781,797)				3,851,552,033

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.80%

COBALT CMBS Commercial Mortgage Trust 2007-C2 AJFL†	0.471%#	4/15/2047	5,000	3,691,167
COMM 2007-C9 Mortgage Trust 2007-C9 AJFL†	0.889%#	12/10/2049	3,000	2,515,874
Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.501%#	6/15/2022	1,774	1,656,115
Extended Stay America Trust 2013-ESH5 D5†	4.093%#	12/5/2031	7,000	7,274,092
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.807%#	6/15/2049	11,000	11,297,198
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.639%#	3/18/2051	5,000	5,571,700
Morgan Stanley Capital I 2007-IQ16 AJFL	1.651%#	12/12/2049	3,500	2,681,126

Total Non-Agency Commercial Mortgage-Backed Securities (cost $31,141,018)				34,687,272

Total Long-Term Investments (cost $4,172,867,076)				4,224,707,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2013

Investments	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 10.27%

Repurchase Agreement

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $3,120,000 of Federal Home Loan Bank at 0.049% due 5/3/2013; $70,200,000 of U.S. Treasury Note at 3.25% due 6/30/2016; $238,775,000 of U.S. Treasury Note at 0.375% due 6/15/2015 and $134,000,000 of U.S. Treasury Note at 0.25% due 7/15/2015; value: $453,574,862; proceeds: $444,678,124 (cost $444,678,000)	$444,678	$444,678,000

Total Investments in Securities 107.82% (cost $4,617,545,076)		4,669,385,346

Liabilities in Excess of Cash, Foreign Cash and Other Assets(f) (7.82%)		(338,859,528)

Net Assets 100.00%		$4,330,525,818

EUR	euro.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2013.

(c)	Floating Rate Loan included as a Level 3 investment in the fair value hierarchy table located in Note 2(m). Total Floating Rate Loans included in Level 3 amounted to $347,008,272.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation on forward foreign currency exchange contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

euro	Sell	J.P. Morgan	5/15/2013	4,000,000	$5,382,960	$5,225,023	$157,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND February 28, 2013

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 100.00%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,385,142	$43,736
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	2,899,513	55,178
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	2,594,746	48,859
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(d)	2,573,101	82,931
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	1,534,142	17,121
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	578,390	3,823
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	18,816,780	150,534
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	20,863,716	177,759
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	9,312,130	179,538
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	7,721,402	35,827
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(k)	1,777,542	32,743

Total Investments in Underlying Funds (cost $742,089,756)		828,049

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.02%

Repurchase Agreement

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $195,000 of U.S. Treasury Note at 2.125% due 12/31/2015; value: $205,969; proceeds: $198,845 (cost $198,844)	$199	199

Total Investments in Securities 100.02% (cost $742,288,600)		828,248

Liabilities in Excess of Other Assets (0.02)%		(201)

Net Assets 100.00%		$828,047

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 98.20%

COMMON STOCKS 2.05%

Apparel/Textiles 0.10%

Michael Kors Holdings Ltd. (Hong Kong)*(a)	40	$2,371,200

Auto Parts & Equipment 0.10%

Harley-Davidson, Inc.	45	2,368,350

Building Materials 0.13%

Vulcan Materials Co.	63	3,183,125

Chemicals 0.47%

Axiall Corp.	105	5,940,900
CF Industries Holdings, Inc.	15	3,012,450
Olin Corp.	100	2,316,000

Total		11,269,350

Energy: Exploration & Production 0.24%

Kodiak Oil & Gas Corp.*	400	3,560,000
SM Energy Co.	40	2,315,200

Total		5,875,200

Health Services 0.19%

Team Health Holdings, Inc.*	140	4,688,600

Household & Leisure Products 0.10%

Ethan Allen Interiors, Inc.	85	2,371,463

Investments & Miscellaneous Financial Services 0.10%

IntercontinentalExchange, Inc. *	15	2,322,300

Oil Field Equipment & Services 0.09%

Cameron International Corp.*	35	2,230,200

Printing & Publishing 0.15%

Tribune Co. *	67	3,530,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Shares (000)	Fair Value

Software/Services 0.07%

Trulia, Inc. *	68	$1,628,272

Specialty Retail 0.31%

Polaris Industries, Inc.	42	3,669,540
Restoration Hardware Holdings, Inc. *	98	3,791,502

Total		7,461,042

Total Common Stocks (cost $45,536,266)		49,299,591

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 0.63%

Energy: Exploration & Production 0.09%

Pioneer Natural Resources Co.	2.375%	1/15/2038	$980	2,140,075

Medical Products 0.09%

Corsicanto Ltd. (Ireland) (a)	3.50%	1/15/2032	1,700	2,199,375

Pharmaceuticals 0.35%

Medivation, Inc.	2.625%	4/1/2017	3,945	5,005,219
Onyx Pharmaceuticals, Inc.	4.00%	8/15/2016	1,750	3,543,750

Total				8,548,969

Steel Producers/Products 0.10%

Allegheny Technologies, Inc.	4.25%	6/1/2014	2,200	2,373,250

Total Convertible Bonds (cost $16,418,821)				15,261,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Dividend Rate	Shares (000)	Fair Value

CONVERTIBLE PREFERRED STOCKS 0.35%

Aerospace/Defense 0.10%

United Technologies Corp.	7.50%	40	$2,306,700

Metals/Mining (Excluding Steel) 0.15%

Cliffs Natural Resources, Inc.	7.00%	160	3,707,200

Railroads 0.10%

Genesee & Wyoming, Inc.	5.00%	20	2,537,600

Total Convertible Preferred Stocks (cost $8,014,676)			8,551,500

	Interest Rate	Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(b) 7.26%

Auto Parts & Equipment 0.24%

Fram Group Holdings 2nd Lien Term Loan	10.50%	1/29/2018	$5,713	5,819,609

Building & Construction 0.31%

Road Infrastructure Investment LLC 2nd Lien Term Loan (c)	10.25%	9/28/2018	7,400	7,474,000

Building Materials 0.32%

Cemex S.A.B. de C.V. USD Term Loan A4 (Mexico)(a)(c)	4.808%	2/17/2017	7,985	7,685,992

Consumer Products 0.51%

Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	11/30/2017	5,250	5,295,937
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	6,800	6,910,330

Total				12,206,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Diversified Capital Goods 0.20%

QS0001 Corp. 2nd Lien Term Loan	9.25%	5/1/2020	$4,600	$4,738,000

Electric: Generation 0.85%

Astoria Generating Co. Acquisitions LLC Term Advance	8.50%	10/26/2017	5,400	5,575,500
Raven Power Finance LLC Term Loan B	7.25%	11/15/2018	8,200	8,405,000
Windsor Financing LLC Term Loan B (c)	6.25%	12/5/2017	6,231	6,464,240

Total				20,444,740

Food & Drug Retailers 0.09%

Rite Aid Corp. 2nd Lien Term Loan	5.75%	8/21/2020	2,000	2,057,250

Food: Wholesale 0.22%

Diamond Foods, Inc. Revolver(c)	0.50% - 6.75%	2/25/2015	2,225	2,080,237
Diamond Foods, Inc. Term Loan (c)	6.75%	2/25/2015	3,242	3,136,198

Total				5,216,435

Gaming 0.96%

Centaur Acquisition, LLC 2nd Lien Term Loan	8.75%	2/15/2020	8,000	8,090,000
Graton Economic Development Authority Term Loan B	9.00%	8/22/2018	4,600	4,781,125
Harrah’s Property Co. Mezzanine Term Loan	3.693%	2/13/2014	3,600	3,328,312
Northfield Park Associates LLC Term Loan(c)	9.00%	11/9/2018	6,700	6,884,250

Total				23,083,687

Gas Distribution 0.13%

Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	3,195	3,256,479

Health Facilities 0.23%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	5,450	5,586,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Services 0.89%

AssuraMed Holding, Inc. 2nd Lien Term Loan	9.25%	4/24/2020	$5,850	$5,986,498
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/20/2020	6,900	7,084,002
Heartland Dental Care, Inc. 2nd Lien Term Loan(c)	9.75%	12/11/2020	8,100	8,368,313

Total				21,438,813

Integrated Energy 0.34%

Topaz Power Holdings LLC Term Loan	5.25%	2/25/2020	8,275	8,254,312

Leisure 0.23%

Equinox Fitness Clubs 2nd Lien Term Loan(c)	9.75%	5/16/2020	5,400	5,521,500

Machinery 0.35%

Alliance Laundry Systems LLC Initial 2nd Lien Term Loan	9.50%	12/10/2019	8,182	8,355,682

Media: Broadcast 0.12%

NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	8/18/2020	2,908	3,009,263

Multi-Line Insurance 0.13%

Cunningham Lindsey U.S. Inc. Initial 2nd Lien Loan (Canada)(a) (c)	9.25%	6/10/2020	3,150	3,244,500

Oil Refining & Marketing 0.06%

Alon USA Partners, LP MLP Tranche B Term Loan	9.25%	11/26/2018	1,319	1,365,622

Software/Services 0.14%

Transfirst Holdings, Inc. New 2nd Lien Term Loan	11.00%	6/27/2018	3,200	3,296,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Support: Services 0.48%

LM U.S. Member LLC 2nd Lien Term Loan	9.50%	10/15/2020		$7,450	$7,599,000
Lonestar Intermediate Super Holdings LLC Term Loan B	11.00%	9/2/2019		3,600	3,881,999

Total					11,480,999

Telecommunications: Integrated/Services 0.46%

Integra Telecom Holdings, Inc. New 2nd Lien Term Loan B	9.75%	2/15/2020		6,400	6,580,000
Securus Technologies Holdings, Inc. Tranche 1 Term Loan	10.75%	6/1/2018		4,500	4,578,750

Total					11,158,750

Total Floating Rate Loans (cost $169,141,390)					174,694,150

FOREIGN BONDS(d) 2.57%

Canada 0.12%

Russel Metals, Inc.†	6.00%	4/19/2022	CAD	2,975	2,989,857

Croatia 0.21%

Agrokor dd†	9.875%	5/1/2019	EUR	3,475	5,058,515

Italy 0.46%

Cerved Technologies SpA†	6.375%	1/15/2020	EUR	900	1,174,995
Cerved Technologies SpA†	8.00%	1/15/2021	EUR	3,375	4,307,089
Zobele Holding SpA†	7.875%	2/1/2018	EUR	4,100	5,473,190

Total					10,955,274

Luxembourg 0.51%

Matterhorn Midco & Cy SCA†	7.75%	2/15/2020	EUR	9,000	12,161,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Norway 0.06%

Eksportfinans ASA	2.875%	11/16/2016	CHF	1,350	$1,443,001

South Africa 0.18%

Foodcorp Ltd.†	8.75%	3/1/2018	EUR	3,000	4,342,584

Sweden 0.18%

Verisure Holding AB†	8.75%	12/1/2018	EUR	3,250	4,370,327

United Kingdom 0.85%

Infinis plc†	7.00%	2/15/2019	GBP	6,425	9,747,047
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	4,561	6,487,549
Voyage Care Bondco plc†	6.50%	8/1/2018	GBP	2,750	4,265,755

Total					20,500,351

Total Foreign Bonds (cost $59,640,081)					61,821,102

HIGH YIELD CORPORATE BONDS 82.93%

Aerospace/Defense 0.82%

Bombardier, Inc. (Canada)†(a)	6.125%	1/15/2023		$5,750	5,922,500
GenCorp, Inc.†	7.125%	3/15/2021		8,375	8,751,875
Spirit Aerosystems, Inc.	6.75%	12/15/2020		4,825	5,150,688

Total					19,825,063

Airlines 0.60%

Continental Airlines, Inc.	6.25%	4/11/2020		3,438	3,609,900
United Airlines, Inc.†	12.00%	1/15/2016		4,512	5,008,258
US Airways 2012-2 Class B Pass Through Trust	6.75%	6/3/2021		5,475	5,721,375

Total					14,339,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Apparel/Textiles 0.69%

Fifth & Pacific Co., Inc.†	10.50%	4/15/2019		$2,020	$2,272,500
Perry Ellis International, Inc.	7.875%	4/1/2019		6,940	7,313,025
PVH Corp.	4.50%	12/15/2022		2,035	2,017,194
Texhong Textile Group Ltd. (Hong Kong)†(a)	7.625%	1/19/2016		2,985	3,171,562
Wolverine World Wide, Inc.†	6.125%	10/15/2020		1,625	1,714,375

Total					16,488,656

Auto Parts & Equipment 2.09%

Accuride Corp.	9.50%	8/1/2018		5,470	5,387,950
American Axle & Manufacturing, Inc.	6.625%	10/15/2022		4,350	4,469,625
Commercial Vehicle Group, Inc.	7.875%	4/15/2019		5,025	5,094,094
Delphi Corp.	5.00%	2/15/2023		12,075	12,633,469
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		4,615	4,557,312
Meritor, Inc.	10.625%	3/15/2018		891	957,825
Stanadyne Holdings, Inc.	12.00%	2/15/2015		4,850	3,467,750
Stoneridge, Inc.†	9.50%	10/15/2017		7,410	7,984,275
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.†	10.625%	9/1/2017		3,265	3,615,987
UCI International, Inc.	8.625%	2/15/2019		2,050	2,106,375

Total					50,274,662

Automakers 0.00%

General Motors Corp.(e)	—	—	(f)	8,500	850

Banking 1.76%

BBVA Bancomer SA†	6.75%	9/30/2022		5,800	6,662,750
Eksportfinans ASA (Norway)(a)	5.50%	5/25/2016		6,195	6,447,849
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018		3,790	4,218,994
Intesa Sanpaolo SpA (Italy)(a)	3.875%	1/16/2018		5,600	5,509,095
Royal Bank of Scotland Group plc (The) (United Kingdom)(a)	6.125%	12/15/2022		6,645	6,997,139
Sovereign Bank	8.75%	5/30/2018		1,800	2,175,919
Synovus Financial Corp.	7.875%	2/15/2019		9,125	10,402,500
Washington Mutual Bank(g)	6.875%	6/15/2011		10,000	1,000

Total					42,415,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Beverages 0.39%

Central American Bottling Corp.†	6.75%	2/9/2022	$3,875	$4,243,125
Innovation Ventures LLC/Innovation Ventures Finance Corp.†	9.50%	8/15/2019	5,995	5,185,675

Total				9,428,800

Brokerage 0.57%

Oppenheimer Holdings, Inc.	8.75%	4/15/2018	6,445	6,976,712
Penson Worldwide, Inc.†(g)	12.50%	5/15/2017	4,500	1,417,500
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,995	5,196,948

Total				13,591,160

Building & Construction 2.28%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	5,950	5,994,625
Beazer Homes USA, Inc.	6.625%	4/15/2018	1,750	1,879,063
Beazer Homes USA, Inc.†	7.25%	2/1/2023	2,165	2,192,062
Empresas ICA SAB de CV (Mexico)†(a)	8.375%	7/24/2017	3,625	3,860,625
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	2,150	1,902,750
K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	7,375	8,177,031
Lennar Corp.	12.25%	6/1/2017	5,425	7,249,156
Meritage Homes Corp.†(h)	4.50%	3/1/2018	5,000	5,037,500
Shea Homes LP/Shea Homes Funding Corp.	8.625%	5/15/2019	5,809	6,477,035
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	7.75%	4/15/2020	6,700	7,236,000
William Lyon Homes, Inc.†	8.50%	11/15/2020	4,525	4,887,000

Total				54,892,847

Building Materials 2.74%

Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†(h)	8.50%	2/15/2018	4,825	4,933,563
Cemex Finance LLC†	9.375%	10/12/2022	1,000	1,167,500
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	2,277	2,425,005
Gibraltar Industries, Inc.†	6.25%	2/1/2021	5,515	5,852,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials (continued)

Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	8.125%	2/8/2020	$1,300	$1,392,433
HD Supply, Inc.†	10.50%	1/15/2021	8,425	8,730,406
Hillman Group, Inc.	10.875%	6/1/2018	4,710	5,186,887
Hillman Group, Inc. (The)†	10.875%	6/1/2018	1,700	1,872,125
Interline Brands, Inc. PIK†	10.00%	11/15/2018	6,395	7,062,478
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	6,575	5,194,250
Nortek, Inc.†	8.50%	4/15/2021	1,150	1,270,750
Nortek, Inc.	8.50%	4/15/2021	5,035	5,576,262
Ply Gem Industries, Inc.	8.25%	2/15/2018	3,900	4,241,250
Ply Gem Industries, Inc.	9.375%	4/15/2017	3,275	3,557,469
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	6,600	7,491,000

Total				65,954,172

Chemicals 2.67%

Chemtura Corp.	7.875%	9/1/2018	3,275	3,553,375
Eagle Spinco, Inc.†	4.625%	2/15/2021	1,575	1,606,500
Hexion U.S. Finance Corp.†	6.625%	4/15/2020	8,335	8,251,650
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	4,520	4,565,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	3,975	3,617,250
Huntsman International LLC	8.625%	3/15/2020	3,940	4,412,800
LyondellBasell Industries NV (Netherlands)(a)	5.00%	4/15/2019	2,075	2,324,000
LyondellBasell Industries NV (Netherlands)(a)	6.00%	11/15/2021	3,650	4,307,000
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	5,850	6,230,250
Phibro Animal Health Corp.†	9.25%	7/1/2018	8,995	9,692,112
Taminco Acquisition Corp. PIK†	9.125%	12/15/2017	6,700	6,716,750
Taminco Global Chemical Corp.†	9.75%	3/31/2020	8,085	8,974,350

Total				64,251,237

Consumer/Commercial/Lease Financing 2.55%

AerCap Aviation Solutions BV (Netherlands)(a)	6.375%	5/30/2017	950	1,011,750
Air Lease Corp.	5.625%	4/1/2017	11,495	12,242,175
CIT Group, Inc.	5.25%	3/15/2018	3,710	4,006,800
CIT Group, Inc.	5.375%	5/15/2020	8,355	9,148,725
CIT Group, Inc.	6.00%	4/1/2036	325	319,361
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	7,035	7,246,050
Nationstar Mortgage LLC/Nationstar Capital Corp.†	6.50%	7/1/2021	3,880	3,996,400
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020	4,920	5,399,700
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	7,920	8,731,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer/Commercial/Lease Financing (continued)

Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.†	7.25%	1/15/2018	$4,420	$4,552,600
Provident Funding Associates LP/PFG Finance Corp. †	10.125%	2/15/2019	4,445	4,778,375

Total				61,433,736

Consumer Products 1.53%

Elizabeth Arden, Inc.	7.375%	3/15/2021	12,129	13,523,835
FGI Operating Co. LLC/FGI Finance, Inc.†	7.875%	5/1/2020	6,985	7,246,938
Prestige Brands, Inc.	8.125%	2/1/2020	5,200	5,876,000
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020	6,615	7,243,425
Spectrum Brands Escrow Corp.†	6.375%	11/15/2020	1,025	1,092,906
Spectrum Brands Escrow Corp.†	6.625%	11/15/2022	1,750	1,890,000

Total				36,873,104

Diversified Capital Goods 1.46%

Actuant Corp.	5.625%	6/15/2022	2,500	2,606,250
Amsted Industries, Inc.†	8.125%	3/15/2018	2,500	2,700,000
Anixter, Inc.	5.625%	5/1/2019	4,040	4,302,600
Dynacast International LLC/Dynacast Finance, Inc.	9.25%	7/15/2019	7,275	7,857,000
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	3,850	4,061,750
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(a)	7.75%	12/15/2020	9,525	9,953,625
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	3,460	3,529,200

Total				35,010,425

Electric: Generation 2.77%

Astoria Depositor Corp.†	8.144%	5/1/2021	3,655	3,691,550
Calpine Corp.†	7.50%	2/15/2021	5,892	6,437,010
DPL, Inc.	7.25%	10/15/2021	4,190	4,514,725
Elwood Energy LLC	8.159%	7/5/2026	6,479	6,770,523
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	10.00%	12/1/2020	10,165	11,511,862
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	11.25%	12/1/2018	3,775	3,633,438
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	11.75%	3/1/2022	6,530	7,574,800
GenOn Energy, Inc.	9.875%	10/15/2020	6,400	7,392,000
NRG Energy, Inc.	7.875%	5/15/2021	3,975	4,481,813
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	4,300	4,493,500
Red Oak Power LLC	8.54%	11/30/2019	5,646	6,069,071

Total				66,570,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Integrated 0.26%

North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	$5,713	$6,198,605

Electronics 0.86%

CPI International, Inc.	8.00%	2/15/2018	3,700	3,838,750
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	5,238	5,787,990
MEMC Electronic Materials, Inc.	7.75%	4/1/2019	2,925	2,727,563
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	3,400	3,663,500
ViaSat, Inc.	6.875%	6/15/2020	4,375	4,703,125

Total				20,720,928

Energy: Exploration & Production 7.46%

Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	3,450	4,094,977
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	5,900	6,947,250
Antero Resources Finance Corp.†	6.00%	12/1/2020	4,450	4,639,125
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†	7.75%	1/15/2021	11,570	11,259,056
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	3,900	4,163,250
Chaparral Energy, Inc.	8.25%	9/1/2021	6,230	7,039,900
Concho Resources, Inc.	5.50%	4/1/2023	3,150	3,291,750
Concho Resources, Inc.	7.00%	1/15/2021	9,950	11,044,500
Continental Resources, Inc.	5.00%	9/15/2022	3,975	4,293,000
Continental Resources, Inc.	7.125%	4/1/2021	1,800	2,052,000
CrownRock LP/CrownRock Finance, Inc.†	10.00%	8/15/2016	4,100	4,387,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	5,665	6,104,037
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	725	741,313
Goodrich Petroleum Corp.	8.875%	3/15/2019	2,925	2,917,688
Halcon Resources Corp.†	8.875%	5/15/2021	2,125	2,295,000
Halcon Resources Corp.†	9.75%	7/15/2020	3,375	3,742,031
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	2,200	2,279,750
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	6,990	7,898,700
Laredo Petroleum, Inc.	7.375%	5/1/2022	4,100	4,469,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	8,250	8,538,750
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	12,515	13,265,900
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	8,137,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	7,075	7,676,375
PDC Energy, Inc.†	7.75%	10/15/2022	7,365	7,825,312
Plains Exploration & Production Co.	6.125%	6/15/2019	1,600	1,776,000
Plains Exploration & Production Co.	6.50%	11/15/2020	2,825	3,171,063
Plains Exploration & Production Co.	6.875%	2/15/2023	2,800	3,241,000
QEP Resources, Inc.	6.80%	3/1/2020	2,000	2,210,000
QEP Resources, Inc.	6.875%	3/1/2021	2,600	2,996,500
Range Resources Corp.	6.75%	8/1/2020	2,925	3,210,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)

SM Energy Co.	6.50%	11/15/2021	$7,475	$8,166,437
Stone Energy Corp.	7.50%	11/15/2022	9,400	10,222,500
Swift Energy Co.	7.875%	3/1/2022	5,250	5,499,375

Total				179,596,227

Environmental 0.49%

Clean Harbors, Inc.	5.25%	8/1/2020	6,275	6,494,625
Covanta Holding Corp.	7.25%	12/1/2020	4,875	5,372,075

Total				11,866,700

Food & Drug Retailers 0.82%

American Stores Co.	7.90%	5/1/2017	4,475	5,168,625
American Stores Co.	8.00%	6/1/2026	2,925	3,773,250
Rite Aid Corp.	7.70%	2/15/2027	4,100	3,966,750
Rite Aid Corp.	9.25%	3/15/2020	3,250	3,656,250
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	2,900	3,153,750

Total				19,718,625

Food: Wholesale 2.10%

Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	3,516	3,858,810
Camposol SA (Peru)†(a)	9.875%	2/2/2017	5,250	5,683,125
CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	6,750	5,838,750
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	6,465	7,127,663
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	3,446	3,411,540
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	3,050	3,141,500
Minerva Luxembourg SA (Luxembourg)†(a)	7.75%	1/31/2023	5,100	5,488,875
Post Holdings, Inc.	7.375%	2/15/2022	2,955	3,206,175
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	4,625	5,041,250
Southern States Cooperative, Inc.†	11.25%	5/15/2015	3,675	3,877,125
Viskase Cos., Inc.†	9.875%	1/15/2018	2,900	3,045,000
Wells Enterprises, Inc.†	6.75%	2/1/2020	845	892,531

Total				50,612,344

Forestry/Paper 1.44%

Ainsworth Lumber Co. Ltd. (Canada)†(a)	7.50%	12/15/2017	4,925	5,325,156
Appleton Papers, Inc.	11.25%	12/15/2015	850	931,813
Boise Cascade LLC/Boise Cascade Finance Corp.†	6.375%	11/1/2020	4,425	4,690,500
Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	5,255	5,649,125
Louisiana-Pacific Corp.	7.50%	6/1/2020	3,025	3,448,500
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	3,560	3,515,500
PH Glatfelter Co.	5.375%	10/15/2020	1,350	1,417,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Forestry/Paper (continued)

Potlatch Corp.	7.50%	11/1/2019	$475	$541,500
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	8,314	9,186,970

Total				34,706,564

Gaming 3.42%

CCM Merger, Inc.†	9.125%	5/1/2019	3,425	3,484,938
Chester Downs & Marina LLC†	9.25%	2/1/2020	5,050	4,898,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	8,000	8,900,000
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%	6/15/2019	3,670	3,683,762
Graton Economic Development Authority†	9.625%	9/1/2019	5,195	5,818,400
MCE Finance Ltd.†	5.00%	2/15/2021	9,350	9,373,375
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,400	1,214,500
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	7,110	7,821,000
MTR Gaming Group, Inc. PIK	11.50%	8/1/2019	2,000	2,090,000
River Rock Entertainment Authority (The)	9.00%	11/1/2018	389	238,263
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	3,425	3,746,094
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	10,330	12,034,450
Shingle Springs Tribal Gaming Authority†	9.375%	6/15/2015	4,675	4,686,687
Station Casinos LLC†(h)	7.50%	3/1/2021	3,400	3,438,250
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	5,825	6,269,156
Yonkers Racing Corp.†	11.375%	7/15/2016	4,125	4,475,625

Total				82,173,000

Gas Distribution 2.39%

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.†	6.625%	10/1/2020	1,585	1,664,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.†	6.625%	10/1/2020	1,525	1,601,250
El Paso Corp.	7.75%	1/15/2032	1,799	2,037,940
El Paso Corp.	8.05%	10/15/2030	9,460	10,648,990
Genesis Energy LP/Genesis Energy Finance Corp.†	5.75%	2/15/2021	2,805	2,908,434
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	4,885	5,385,712
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	4,385	4,757,725
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.50%	3/1/2020	4,560	4,902,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	5,000	5,618,055
Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	1,775	1,846,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	3,112	3,388,190
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	2,800	2,968,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gas Distribution (continued)

Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	$9,420	$9,737,925

Total				57,464,471

Health Facilities 3.20%

Amsurg Corp.†	5.625%	11/30/2020	9,175	9,679,625
Capella Healthcare, Inc.	9.25%	7/1/2017	6,350	6,873,875
Community Health Systems, Inc.	5.125%	8/15/2018	2,475	2,608,031
Community Health Systems, Inc.	8.00%	11/15/2019	7,150	7,927,562
DaVita, Inc.	5.75%	8/15/2022	4,550	4,766,125
HCA Holdings, Inc.	6.25%	2/15/2021	2,525	2,670,188
HCA, Inc.	6.50%	2/15/2020	10,950	12,291,375
HCA, Inc.	7.50%	12/15/2023	1,275	1,364,250
HCA, Inc.	8.36%	4/15/2024	2,866	3,209,920
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	2,135	2,209,725
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	2,875	3,079,844
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	2,950	3,197,062
National Mentor Holdings, Inc.†	12.50%	2/15/2018	3,300	3,531,000
Tenet Healthcare Corp.†	4.50%	4/1/2021	5,125	5,067,344
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,450	2,621,500
VWR Funding, Inc.†	7.25%	9/15/2017	5,500	5,816,250

Total				76,913,676

Health Services 0.49%

Exam Works Group, Inc.	9.00%	7/15/2019	3,950	4,275,875
STHI Holding Corp.†	8.00%	3/15/2018	3,920	4,302,200
Truven Health Analytics, Inc.†	10.625%	6/1/2020	2,950	3,318,750

Total				11,896,825

Household & Leisure Products 0.79%

American Standard Americas†	10.75%	1/15/2016	3,925	4,032,938
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	6,900	7,124,250
RSI Home Products, Inc.†	6.875%	3/1/2018	4,100	4,161,500
Serta Simmons Holdings LLC†	8.125%	10/1/2020	1,500	1,537,500
Tempur-Pedic International, Inc.†	6.875%	12/15/2020	2,025	2,146,500

Total				19,002,688

Insurance Brokerage 0.38%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	4,836	4,884,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance Brokerage (continued)

HUB International Ltd.†	8.125%	10/15/2018	$4,025	$4,216,188

Total				9,100,548

Integrated Energy 0.32%

Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	6,115	2,904,454
First Wind Capital LLC†	10.25%	6/1/2018	3,475	3,692,187
Indo Energy Finance II BV (Netherlands)†(a)	6.375%	1/24/2023	1,100	1,144,000

Total				7,740,641

Investments & Miscellaneous Financial Services 0.44%

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	1,450	1,522,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,125	3,296,875
Nuveen Investments, Inc.	5.50%	9/15/2015	3,495	3,407,625
Nuveen Investments, Inc.†	9.50%	10/15/2020	2,305	2,351,100

Total				10,578,100

Leisure 1.26%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.†(h)	5.25%	3/15/2021	8,125	8,129,306
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	6,660	7,109,550
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	4,200	4,326,000
Seven Seas Cruises S. de R.L. LLC	9.125%	5/15/2019	7,180	7,736,450
Viking Cruises Ltd.†	8.50%	10/15/2022	2,625	2,897,344

Total				30,198,650

Life Insurance 0.30%

CNO Financial Group, Inc.†	6.375%	10/1/2020	6,775	7,215,375

Machinery 1.09%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	4,805	5,177,387
Columbus McKinnon Corp.	7.875%	2/1/2019	6,150	6,657,375
Dematic SA/DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%	12/15/2020	5,800	5,959,500
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	2,435	2,501,963
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	5,595	5,958,675

Total				26,254,900

Media: Broadcast 1.58%

AMC Networks, Inc.	7.75%	7/15/2021	15,930	18,160,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media: Broadcast (continued)

Clear Channel Communications, Inc.	4.90%	5/15/2015		$4,800	$4,404,000
Clear Channel Communications, Inc.	5.50%	9/15/2014		2,540	2,489,200
Clear Channel Communications, Inc.†	11.25%	3/1/2021		5,925	5,939,813
Univision Communications, Inc.†	8.50%	5/15/2021		6,370	6,983,112

Total					37,976,325

Media: Cable 4.23%

Bresnan Broadband Holdings LLC†	8.00%	12/15/2018		4,350	4,785,000
Cablevision Systems Corp.	5.875%	9/15/2022		4,270	4,163,250
CCO Holdings LLC/CCO Holdings Capital Corp.	5.125%	2/15/2023		4,375	4,287,500
CCO Holdings LLC/CCO Holdings Capital Corp.†(h)	5.25%	3/15/2021		3,625	3,625,000
CCO Holdings LLC/CCO Holdings Capital Corp.†(h)	5.75%	9/1/2023		2,575	2,575,000
DISH DBS Corp.	4.625%	7/15/2017		8,140	8,465,600
DISH DBS Corp.	5.875%	7/15/2022		9,960	10,557,600
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		6,910	7,635,550
Lynx I Corp.†	5.375%	4/15/2021		4,300	4,429,000
Lynx II Corp.†	6.375%	4/15/2023		2,775	2,889,469
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018		2,400	2,520,000
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019		8,000	8,360,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH†(d)	5.50%	9/15/2022	EUR	6,000	7,873,247
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023		$6,525	6,622,875
UPCB Finance III Ltd.†	6.625%	7/1/2020		4,625	4,983,437
UPCB Finance V Ltd.†	7.25%	11/15/2021		6,125	6,768,125
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		10,745	11,335,975

Total					101,876,628

Media: Diversified 0.19%

Block Communications, Inc.†	7.25%	2/1/2020		4,150	4,523,500

Media: Services 1.30%

Affinion Group, Inc.	7.875%	12/15/2018		3,779	2,890,935
Clear Channel Worldwide Holdings, Inc. Series B	7.625%	3/15/2020		7,640	7,945,600
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020		7,100	7,242,000
Logo Merger Sub Corp.†	8.375%	10/15/2020		5,655	5,895,337
MDC Partners, Inc.†	11.00%	11/1/2016		1,740	1,927,050
WMG Acquisition Corp.	11.50%	10/1/2018		4,690	5,469,713

Total					31,370,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Medical Products 0.53%

Biomet, Inc.†	6.50%	8/1/2020		$5,495	$5,831,569
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%	11/1/2018		6,333	6,855,472

Total					12,687,041

Metals/Mining (Excluding Steel) 3.03%

Aleris International, Inc.	7.875%	11/1/2020		4,900	5,218,500
Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	6,200	6,102,303
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018		$4,240	3,953,800
Arch Coal, Inc.†	9.875%	6/15/2019		5,600	5,558,000
Calcipar SA (Luxembourg)†(a)	6.875%	5/1/2018		4,375	4,632,031
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019		1,540	1,670,900
Compass Minerals International, Inc.	8.00%	6/1/2019		3,950	4,285,750
Constellation Enterprises LLC†	10.625%	2/1/2016		3,475	3,657,438
IAMGOLD Corp. (Canada)†(a)	6.75%	10/1/2020		4,975	4,838,187
Inmet Mining Corp. (Canada)†(a)	7.50%	6/1/2021		4,825	5,162,750
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019		5,815	6,222,050
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018		8,395	8,017,225
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		2,125	2,247,188
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018		4,945	5,192,250
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021		2,400	2,532,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.†	7.375%	2/1/2020		3,400	3,553,000

Total					72,843,372

Oil Field Equipment & Services 1.59%

Atwood Oceanics, Inc.	6.50%	2/1/2020		2,920	3,190,100
Bristow Group, Inc.	6.25%	10/15/2022		2,600	2,804,750
Dresser-Rand Group, Inc.	6.50%	5/1/2021		4,445	4,733,925
Gulfmark Offshore, Inc.	6.375%	3/15/2022		8,105	8,408,937
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020		2,570	2,711,350
Oil States International, Inc.†	5.125%	1/15/2023		4,100	4,110,250
Oil States International, Inc.	6.50%	6/1/2019		5,950	6,396,250
Pacific Drilling V Ltd. (Luxembourg)†(a)	7.25%	12/1/2017		5,500	5,830,000

Total					38,185,562

Oil Refining & Marketing 0.47%

CVR Refining LLC/Coffeyville Finance, Inc.†	6.50%	11/1/2022		6,440	6,520,500
Northern Tier Energy LLC/Northern Tier Finance Corp.†	7.125%	11/15/2020		4,525	4,751,250

Total					11,271,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Packaging 1.27%

AEP Industries, Inc.	8.25%	4/15/2019		$3,350	$3,651,500
BOE Merger Corp. PIK†	9.50%	11/1/2017		3,725	3,967,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020		2,590	2,680,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019		4,925	5,312,844
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019		9,595	10,530,512
Tekni-Plex, Inc.†	9.75%	6/1/2019		4,000	4,440,000

Total					30,582,631

Pharmaceuticals 0.46%

Capsugel FinanceCo SCA†(d)	9.875%	8/1/2019	EUR	2,100	3,098,069
CFR International SpA (Chile)†(a)	5.125%	12/6/2022		$2,325	2,431,650
Sky Growth Acquisition Corp.†	7.375%	10/15/2020		5,290	5,481,763

Total					11,011,482

Property & Casualty 0.25%

XL Group plc (Ireland)(a)	6.50%	—	(f)	6,195	6,071,100

Railroads 0.82%

Florida East Coast Railway Corp.	8.125%	2/1/2017		9,490	10,261,062
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021		1,275	1,437,563
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.625%	12/15/2020		7,150	8,097,375

Total					19,796,000

Real Estate Development & Management 0.24%

Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020		5,425	5,777,625

Restaurants 0.37%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017		3,250	3,331,250
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016		2,535	1,948,781
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016		3,425	3,724,688

Total					9,004,719

Software/Services 3.07%

Alliance Data Systems Corp.†	6.375%	4/1/2020		18,400	19,918,000
First Data Corp.†	7.375%	6/15/2019		4,875	5,149,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Software/Services (continued)

First Data Corp.†	11.25%	1/15/2021		$4,550	$4,663,750
First Data Corp.	12.625%	1/15/2021		13,890	14,879,662
Infor US, Inc.	9.375%	4/1/2019		4,600	5,186,500
Interface Security Systems Holdings, Inc./Interface Security Systems LLC†	9.25%	1/15/2018		3,395	3,471,388
NeuStar, Inc.†	4.50%	1/15/2023		2,035	1,963,775
Nuance Communications, Inc.†	5.375%	8/15/2020		3,585	3,647,737
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019		6,295	6,995,319
SunGard Data Systems, Inc.†	6.625%	11/1/2019		7,815	8,068,987

Total					73,944,337

Specialty Retail 2.61%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019		3,690	4,151,250
Brown Shoe Co., Inc.	7.125%	5/15/2019		5,050	5,327,750
CDR DB Sub, Inc.†	7.75%	10/15/2020		8,075	8,216,312
Claire’s Stores, Inc.†	9.00%	3/15/2019		4,050	4,515,750
Claire’s Stores, Inc.	9.25%	6/1/2015		1,450	1,435,500
J. Crew Group, Inc.	8.125%	3/1/2019		9,155	9,864,512
Limited Brands, Inc.	5.625%	2/15/2022		4,000	4,250,000
Maestro Peru SA (Peru)†(a)	6.75%	9/26/2019		4,550	4,800,250
Netflix, Inc.†	5.375%	2/1/2021		7,675	7,694,188
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018		2,375	2,464,063
Party City Holdings, Inc.†	8.875%	8/1/2020		2,150	2,348,875
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018		7,065	7,824,487

Total					62,892,937

Steel 0.35%

ArcelorMittal (Luxembourg)(a)	6.00%	3/1/2021		1,000	1,062,961
ArcelorMittal (Luxembourg)(a)	7.50%	10/15/2039		1,675	1,741,501
Severstal OAO via Steel Capital SA (Luxembourg)†(a)	5.90%	10/17/2022		5,450	5,594,425

Total					8,398,887

Steel Producers/Products 0.19%

Severstal Columbus LLC	10.25%	2/15/2018		4,170	4,503,600

Support: Services 3.56%

Abengoa Finance SAU†(d)	8.875%	2/5/2018	EUR	4,500	5,742,786
Abengoa Finance SAU (Spain)†(a)	8.875%	11/1/2017		$7,269	6,960,067
American Residential Services LLC†	12.00%	4/15/2015		3,670	3,578,250
BC Luxco 1 SA (Luxembourg)†(a)	7.375%	1/29/2020		2,400	2,523,000
Brickman Group Holdings, Inc.†	9.125%	11/1/2018		3,525	3,807,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Support: Services (continued)

DigitalGlobe, Inc.†	5.25%	2/1/2021	$7,175	$7,148,094
Emdeon, Inc.	11.00%	12/31/2019	4,895	5,678,200
FTI Consulting, Inc.	6.75%	10/1/2020	3,875	4,136,563
H&E Equipment Services, Inc.†	7.00%	9/1/2022	3,750	4,125,000
HDTFS, Inc.†	5.875%	10/15/2020	3,825	3,997,125
Hertz Corp. (The)	7.375%	1/15/2021	3,700	4,097,750
Maxim Crane Works LP/Maxim Finance Corp.†	12.25%	4/15/2015	4,005	4,165,200
Monitronics International, Inc.	9.125%	4/1/2020	6,320	6,667,600
NES Rentals Holdings, Inc.†	12.25%	4/15/2015	3,500	3,710,000
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(a)	10.25%	4/1/2017	3,660	4,080,900
Sotheby’s†	5.25%	10/1/2022	5,350	5,430,250
United Rentals North America, Inc.	6.125%	6/15/2023	1,655	1,746,025
United Rentals North America, Inc.	7.375%	5/15/2020	7,315	8,046,500

Total				85,640,310

Telecommunications Equipment 0.53%

CommScope, Inc.†	8.25%	1/15/2019	3,525	3,842,250
CyrusOne LP/CyrusOne Finance Corp.†	6.375%	11/15/2022	3,275	3,463,313
Nortel Networks Ltd. (Canada)(a)(g)	10.75%	7/15/2016	5,000	5,543,750

Total				12,849,313

Telecommunications: Integrated/Services 2.06%

Cogent Communications Group, Inc.†	8.375%	2/15/2018	6,970	7,771,550
Consolidated Communications Finance Co.†	10.875%	6/1/2020	5,115	5,818,312
Dycom Investments, Inc.†	7.125%	1/15/2021	1,875	1,982,813
Dycom Investments, Inc.	7.125%	1/15/2021	4,110	4,407,975
Equinix, Inc.	4.875%	4/1/2020	1,735	1,735,000
Equinix, Inc.	7.00%	7/15/2021	4,000	4,405,000
Frontier Communications Corp.	9.25%	7/1/2021	4,800	5,544,000
Hughes Satellite Systems Corp.	6.50%	6/15/2019	3,675	4,042,500
Integra Telecom Holdings, Inc.†	10.75%	4/15/2016	4,925	5,245,125
RR Donnelley & Sons Co.(h)	7.875%	3/15/2021	4,325	4,303,375
Sable International Finance Ltd.†	8.75%	2/1/2020	3,700	4,199,500

Total				49,455,150

Telecommunications: Wireless 3.26%

Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	995	1,171,613
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	4,880	6,868,600
Cricket Communications, Inc.	7.75%	10/15/2020	5,015	5,140,375
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	6,925	7,686,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless (continued)

MetroPCS Wireless, Inc.	6.625%		11/15/2020	$4,025	$4,226,250
SBA Telecommunications, Inc.†	5.75%		7/15/2020	5,485	5,724,969
Sprint Nextel Corp.	7.00%		8/15/2020	9,425	10,296,812
Sprint Nextel Corp.†	9.00%		11/15/2018	10,775	13,387,937
Syniverse Holdings, Inc.	9.125%		1/15/2019	4,420	4,839,900
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%		12/13/2022	2,550	2,741,250
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%		10/1/2017	3,996	4,365,630
VimpelCom Holdings BV (Netherlands)†(a)	5.20%		2/13/2019	1,500	1,528,125
Wind Acquisition Finance SA (Italy)†(a)	7.25%		2/15/2018	2,000	2,055,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%		7/15/2017	5,890	6,228,675
Wind Acquisition Holdings Finance SA PIK (Italy)†(a)	12.25%		7/15/2017	2,123	2,228,625

Total					78,490,511

Theaters & Entertainment 0.13%

Production Resource Group LLC	8.875%		5/1/2019	4,095	3,209,456

Transportation (Excluding Air/Rail) 0.41%

Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	4,070	4,405,775
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%		1/15/2017	2,425	2,591,719
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	7.25%		2/15/2021	2,900	2,943,500

Total					9,940,994

Total High Yield Corporate Bonds (cost $1,908,330,777)					1,995,612,515

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.10%

Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AJ	5.273%		12/11/2038	11,800	11,339,528
GS Mortgage Securities Corp. II 2006-GG8 AJ	5.622%		11/10/2039	5,000	4,790,710
Morgan Stanley Capital I 2007-IQ16 AJ	6.138%	#	12/12/2049	8,300	7,727,437
Morgan Stanley Capital I 2007-IQ16 AJFL	1.651%	#	12/12/2049	3,500	2,681,126

Total Non-Agency Commercial Mortgage-Backed Securities (cost $22,846,070)					26,538,801

	Dividend Rate	Shares (000)

PREFERRED STOCKS 1.30%

Banking

Abbey National Capital Trust I	8.963%	1,100	1,281,500
GMAC Capital Trust I	8.125%	292	7,759,977
LBG Capital No.1 plc†	8.00%	13,000	13,973,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Investments	Dividend Rate		Shares (000)	Fair Value

Banking (continued)

Texas Capital Bancshares, Inc.	6.50%		325	$8,209,500

Total Preferred Stocks (cost $27,360,296)				31,224,261

	Exercise Price	Expiration Date

WARRANT 0.01%

Auto Parts & Equipment

Cooper-Standard Holdings, Inc.* (cost $123,345)	$ 27.33	11/27/2017	13	159,681

Total Long-Term Investments (cost $2,257,411,722)				2,363,163,270

			Principal Amount (000)

SHORT-TERM INVESTMENT 2.88%

Repurchase Agreement

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $70,665,000 of Federal Home Loan Bank at 0.048% due 7/12/2013; value: $70,629,668; proceeds: $69,242,546 (cost $69,242,527)			$69,243	69,242,527

Total Investments in Securities 101.08% (cost $2,326,654,249)				2,432,405,797

Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (1.08%)				(26,026,090)

Net Assets 100.00%				$2,406,379,707

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2013.

(c)	Floating Rate Loan included as a Level 3 investment in the fair value hierarchy table located in Note 2(m). Total Floating Rate Loans included in Level 3 amounted to $50,859,230.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)	Securities purchased on a when-issued basis (See Note 2(i)).
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation on forward foreign currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2013

Open Forward Foreign Currency Exchange Contracts at February 28, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

British pound	Sell	Deutsche Bank AG	4/18/2013	5,579,000	$8,768,793	$8,461,604	$307,189
British pound	Sell	Goldman Sachs	4/18/2013	921,000	1,431,050	1,396,870	34,180
British pound	Sell	Goldman Sachs	4/18/2013	2,750,000	4,399,670	4,170,893	228,777
euro	Sell	Deutsche Bank AG	3/20/2013	8,054,000	10,627,752	10,516,101	111,651
euro	Sell	Deutsche Bank AG	3/20/2013	3,644,000	4,776,151	4,757,968	18,183
euro	Sell	Barclays Bank plc	4/17/2013	4,100,000	5,488,203	5,354,475	133,728
euro	Sell	J.P. Morgan	4/17/2013	544,000	727,968	710,447	17,521
euro	Sell	J.P. Morgan	4/17/2013	1,813,000	2,410,626	2,367,723	42,903
euro	Sell	J.P. Morgan	4/17/2013	4,500,000	6,059,232	5,876,863	182,369
euro	Sell	UBS AG	4/17/2013	1,280,000	1,708,842	1,671,641	37,201
euro	Sell	UBS AG	4/17/2013	1,800,000	2,395,951	2,350,745	45,206
euro	Sell	Goldman Sachs	5/13/2013	20,897,000	27,993,726	27,296,378	697,348

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,856,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 104.16%

ASSET-BACKED SECURITIES 7.41%

Automobiles 3.08%

Ally Auto Receivables Trust 2010-4 A3	0.91%		11/17/2014	$1,352	$1,353,763
Ally Auto Receivables Trust 2012-1 A2	0.71%		9/15/2014	982	983,348
Ally Auto Receivables Trust 2012-2 A2	0.56%		10/15/2014	4,417	4,420,310
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%		11/10/2014	174	173,944
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	462	462,869
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%		8/8/2015	787	789,223
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%		10/8/2015	4,530	4,540,706
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%		12/8/2015	3,471	3,476,127
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%		4/8/2016	6,945	6,949,167
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%		6/8/2016	4,400	4,402,268
Bank of America Auto Trust 2012-1 A2	0.59%		11/17/2014	2,184	2,186,326
BMW Vehicle Lease Trust 2011-1 A3	1.06%		2/20/2014	3,295	3,299,204
CarMax Auto Owner Trust 2011-2 A2	0.68%		9/15/2014	666	666,626
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	3,067	3,068,977
CarMax Auto Owner Trust 2012-1 A2	0.59%		3/16/2015	1,423	1,424,088
Ford Credit Auto Lease Trust 2012-A A2	0.63%		4/15/2014	1,748	1,749,167
Huntington Auto Trust 2012-1 A2	0.54%		11/17/2014	2,743	2,745,068
Hyundai Auto Receivables Trust 2010-B A3	0.97%		4/15/2015	1,616	1,620,752
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%		1/15/2014	664	664,142
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%		4/15/2014	1,630	1,631,634
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%		10/15/2014	1,413	1,414,338
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	887	891,666
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	412	411,842
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	4,071	4,083,800
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	4,572	4,582,179
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	2,805	2,810,462
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	5,481	5,492,295
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	1,526	1,526,650

Total					67,820,941

Credit Cards 3.50%

Bank One Issuance Trust 2003-A4	0.451%	#	1/15/2016	2,500	2,501,319
Bank One Issuance Trust 2003-A8	0.451%	#	5/16/2016	2,865	2,868,053
Capital One Multi-Asset Execution Trust 2006-A5	0.261%	#	1/15/2016	1,226	1,226,006
Capital One Multi-Asset Execution Trust 2008-A3	5.05%		2/15/2016	2,600	2,616,168
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	4,800	4,809,941
Chase Issuance Trust 2011-A1	0.391%	#	3/16/2015	6,525	6,525,623
Citibank Credit Card Issuance Trust 2008-A5	4.85%		4/22/2015	2,320	2,335,856
Citibank Omni Master Trust 2009-A14A†	2.951%	#	8/15/2018	5,400	5,601,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards (continued)

Discover Card Master Trust 2011-A2	0.411%	#	11/16/2015	$6,225	$6,227,496
Discover Card Master Trust 2008-A4	5.65%		12/15/2015	5,355	5,440,345
Discover Card Master Trust 2010-A1	0.851%	#	9/15/2015	1,875	1,875,427
Discover Card Master Trust I 2006-2 A3	0.281%	#	1/19/2016	3,705	3,705,437
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%		6/15/2016	6,714	6,750,924
GE Capital Credit Card Master Note Trust 2011-1 A	0.751%	#	1/15/2017	2,000	2,009,129
GE Capital Credit Card Master Note Trust 2011-3 A	0.431%	#	9/15/2016	3,000	3,002,601
MBNA Credit Card Master Note Trust 2005-A10	0.261%	#	11/16/2015	780	780,132
MBNA Credit Card Master Note Trust 2006-A5	0.261%	#	10/15/2015	8,700	8,698,973
World Financial Network Credit Card Master Trust 2006-A†	0.331%	#	2/15/2017	7,000	6,999,636
World Financial Network Credit Card Master Trust 2009-D A	4.66%		5/15/2017	3,105	3,154,247

Total					77,129,146

Home Equity 0.01%

Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.322%	#	4/25/2037	186	184,620

Other 0.82%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.532%	#	6/25/2035	695	691,753
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	2,470	2,479,077
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,680	2,737,154
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A3†	2.289%		1/15/2048	2,500	2,563,297
Illinois Student Assistance Commission 2010-1 A2	1.351%	#	4/25/2022	1,334	1,350,326
Saxon Asset Securities Trust 2006-3 A2	0.312%	#	10/25/2046	409	406,406
SLM Student Loan Trust 2006-2 A5(a)	0.411%	#	7/25/2025	2,045	1,984,492
SLM Student Loan Trust 2008-4 A4	1.951%	#	7/25/2022	1,100	1,156,394
SLM Student Loan Trust 2010-C A1†	1.851%	#	12/15/2017	1,068	1,072,084
SLM Student Loan Trust 2011-B A1†	1.051%	#	12/16/2024	1,904	1,916,069
SLM Student Loan Trust 2012-C A1†	1.301%	#	8/15/2023	1,786	1,804,008

Total					18,161,060

Total Asset-Backed Securities (cost $163,560,639)					163,295,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

CORPORATE BONDS 79.49%

Advertising 0.16%

Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020	$1,250	$1,275,000
MDC Partners, Inc.†	11.00%	11/1/2016	2,000	2,215,000

Total				3,490,000

Aerospace/Defense 0.08%

Embraer SA (Brazil)(b)	5.15%	6/15/2022	1,175	1,291,325
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(b)	7.75%	12/15/2020	500	522,500

Total				1,813,825

Apparel 0.38%

Fifth & Pacific Cos., Inc.†	10.50%	4/15/2019	236	265,500
Perry Ellis International, Inc.	7.875%	4/1/2019	625	658,594
PVH Corp.	7.75%	11/15/2023	6,000	7,367,160

Total				8,291,254

Auto Parts: Original Equipment 0.37%

BorgWarner, Inc.	8.00%	10/1/2019	3,978	5,148,857
Hertz Corp. (The)	7.50%	10/15/2018	1,250	1,371,875
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	1,375	1,357,812
Stanadyne Holdings, Inc.	12.00%	2/15/2015	500	357,500

Total				8,236,044

Auto: Trucks & Parts 0.09%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	1,925	1,951,469

Automotive 1.07%

Ford Motor Co.	6.375%	2/1/2029	7,250	8,235,427
Ford Motor Co.	6.625%	10/1/2028	950	1,113,811
Ford Motor Co.	7.45%	7/16/2031	11,000	14,146,330

Total				23,495,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Banks: Diversified 3.86%

Banco Bradesco SA†	5.75%	3/1/2022		$970	$1,034,990
Banco Bradesco SA†	5.90%	1/16/2021		400	434,000
Banco de Reservas de la Republica Dominicana (Dominican Republic)†(b)	7.00%	2/1/2023		2,100	2,100,000
Banco del Estado de Chile (Chile)†(b)	3.875%	2/8/2022		700	726,281
Citigroup, Inc.	6.125%	5/15/2018		327	391,670
Citigroup, Inc.	8.50%	5/22/2019		9,784	13,131,224
Discover Bank	8.70%	11/18/2019		2,549	3,414,615
Fifth Third Capital Trust IV	6.50%	4/15/2037		5,808	5,837,040
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016		400	422,288
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019		20,072	25,409,546
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		3,500	3,896,168
Itau Unibanco Holding SA (Brazil)†(b)	5.125%	5/13/2023		1,000	1,025,000
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	4/15/2020		600	658,200
JPMorgan Chase & Co.	4.35%	8/15/2021		6,282	6,938,526
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021		2,000	2,241,554
Morgan Stanley	5.75%	1/25/2021		5,900	6,850,773
Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		3,900	4,035,225
PKO Finance AB (Sweden)†(b)	4.63%	9/26/2022		2,400	2,503,500
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019		620	666,500
Sberbank of Russia via SB Capital SA (Luxembourg)†(b)	5.125%	10/29/2022		975	986,700
Synovus Financial Corp.	7.875%	2/15/2019		1,125	1,282,500
Turkiye Halk Bankasi AS (Turkey)†(b)	3.875%	2/5/2020		1,200	1,200,000

Total					85,186,300

Banks: Money Center 1.38%

Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016		1,000	1,088,211
Huntington Bancshares, Inc.	7.00%	12/15/2020		5,350	6,642,581
PNC Financial Services Group, Inc.	8.25%	—	(c)	10,000	10,138,580
SVB Financial Group	5.375%	9/15/2020		6,200	7,034,489
Zions Bancorporation	4.00%	6/20/2016		1,000	1,028,296
Zions Bancorporation	4.50%	3/27/2017		4,150	4,442,538

Total					30,374,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Beverages 0.96%

Beam, Inc.	5.875%	1/15/2036	$6,250	$7,435,838
Central American Bottling Corp.†	6.75%	2/9/2022	500	547,500
Cott Beverages, Inc.	8.375%	11/15/2017	1,000	1,086,250
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	10,060	12,007,294

Total				21,076,882

Biotechnology Research & Production 0.55%

Amgen, Inc.	6.40%	2/1/2039	6,000	7,610,790
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	4,250	4,582,129

Total				12,192,919

Broadcasting 0.28%

Cox Communications, Inc.†	6.45%	12/1/2036	5,097	6,252,974

Brokers 0.87%

E*Trade Financial Corp.	6.75%	6/1/2016	550	589,875
Jefferies Group, Inc.	6.875%	4/15/2021	1,850	2,150,625
Raymond James Financial, Inc.	8.60%	8/15/2019	12,750	16,449,094

Total				19,189,594

Building Materials 1.56%

Building Materials Corp. of America†	7.00%	2/15/2020	3,400	3,697,500
Cementos Pacasmayo SAA (Peru)†(b)	4.50%	2/8/2023	1,940	1,920,600
Cemex Finance LLC†	9.375%	10/12/2022	1,250	1,459,375
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	465	495,225
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(b)	8.125%	2/8/2020	1,200	1,285,322
Interline Brands, Inc. PIK†	10.00%	11/15/2018	850	938,719
Nortek, Inc.	8.50%	4/15/2021	450	498,375
Owens Corning, Inc.	4.20%	12/15/2022	3,100	3,182,367
Owens Corning, Inc.	9.00%	6/15/2019	9,500	12,218,549
Rearden G. Holdings EINS GmbH (Germany)†(b)	7.875%	3/30/2020	2,400	2,664,000
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,200	2,590,500
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	2,300	2,604,750
Votorantim Overseas IV†	7.75%	6/24/2020	600	729,000

Total				34,284,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Business Services 0.85%

Alliance Data Systems Corp.†	5.25%	12/1/2017	$1,500	$1,563,750
Alliance Data Systems Corp.†	6.375%	4/1/2020	1,500	1,623,750
Expedia, Inc.	5.95%	8/15/2020	5,500	6,119,751
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	750	811,875
Iron Mountain, Inc.	8.00%	6/15/2020	750	794,062
Monitronics International, Inc.	9.125%	4/1/2020	800	844,000
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(b)	10.25%	4/1/2017	450	501,750
Rensselaer Polytechnic Institute	5.60%	9/1/2020	2,025	2,317,307
Verisk Analytics, Inc.	4.125%	9/12/2022	1,975	2,050,986
Verisk Analytics, Inc.	4.875%	1/15/2019	1,000	1,068,807
Verisk Analytics, Inc.	5.80%	5/1/2021	1,000	1,140,354

Total				18,836,392

Cable Services 2.02%

Cablevision Systems Corp.	5.875%	9/15/2022	1,000	975,000
Comcast Corp.	7.05%	3/15/2033	1,040	1,387,105
Historic TW, Inc.	9.15%	2/1/2023	4,076	5,907,008
TCI Communications, Inc.	7.875%	2/15/2026	2,500	3,458,053
Time Warner Cable, Inc.	6.55%	5/1/2037	16,000	18,577,616
Time Warner Cable, Inc.	7.30%	7/1/2038	11,250	14,138,111

Total				44,442,893

Chemicals 3.34%

Airgas, Inc.	7.125%	10/1/2018	6,000	6,409,740
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	6,605	8,784,650
Braskem America Finance Co.†	7.125%	7/22/2041	600	630,000
CF Industries, Inc.	7.125%	5/1/2020	10,250	12,831,760
Chemtura Corp.	7.875%	9/1/2018	375	406,875
Dow Chemical Co. (The)	9.40%	5/15/2039	2,900	4,612,050
Eagle Spinco, Inc.†	4.625%	2/15/2021	325	331,500
Huntsman International LLC†	4.875%	11/15/2020	2,000	1,970,000
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,725	5,443,895
INEOS Finance plc (United Kingdom)†(b)	8.375%	2/15/2019	375	412,031
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	1,500	1,531,875
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	9,500	10,432,064
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	2,450	2,642,200
Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	1,200	1,269,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals (continued)

Mexichem SAB de CV (Mexico)†(b)	6.75%	9/19/2042	$700	$778,050
NewMarket Corp.†	4.10%	12/15/2022	6,000	6,090,180
Phibro Animal Health Corp.†	9.25%	7/1/2018	500	538,750
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	6,600	8,513,828

Total				73,628,448

Coal 0.22%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	850	922,250
Indo Energy Finance II BV (Netherlands)†(b)	6.375%	1/24/2023	2,000	2,080,000
Peabody Energy Corp.	7.875%	11/1/2026	1,649	1,772,675

Total				4,774,925

Communications & Media 0.12%

Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,150	1,227,625
Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	1,400	1,498,000

Total				2,725,625

Computer Hardware 0.64%

Hewlett-Packard Co.	4.65%	12/9/2021	12,500	12,849,837
NetApp, Inc.	3.25%	12/15/2022	1,200	1,180,866

Total				14,030,703

Computer Software 0.72%

BMC Software, Inc.	7.25%	6/1/2018	6,750	8,005,864
Netflix, Inc.†	5.375%	2/1/2021	3,000	3,007,500
Netflix, Inc.	8.50%	11/15/2017	1,350	1,480,694
SERENA Software, Inc.	10.375%	3/15/2016	1,250	1,278,125
SunGard Data Systems, Inc.	7.375%	11/15/2018	2,000	2,157,500

Total				15,929,683

Construction/Homebuilding 0.51%

CRH America, Inc.	8.125%	7/15/2018	6,500	8,001,441
Empresas ICA SAB de CV (Mexico)†(b)	8.375%	7/24/2017	660	702,900
H&E Equipment Services, Inc.†	7.00%	9/1/2022	750	825,000
Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,390	1,608,925

Total				11,138,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Consumer Products 0.15%

Tupperware Brands Corp.	4.75%	6/1/2021		$3,225	$3,386,034

Containers 0.84%

Berry Plastics Corp.	9.50%	5/15/2018		2,150	2,402,625
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096		4,625	4,416,875
Pactiv Corp.	7.95%	12/15/2025		3,525	3,322,313
Rock-Tenn Co.†	3.50%	3/1/2020		1,000	1,018,149
Rock-Tenn Co.†	4.90%	3/1/2022		6,915	7,428,010

Total					18,587,972

Copper 0.32%

Freeport-McMoRan Corp.	7.125%	11/1/2027		2,000	2,399,764
Freeport-McMoRan Corp.	9.50%	6/1/2031		1,053	1,467,956
Southern Copper Corp.	5.25%	11/8/2042		3,171	3,081,165

Total					6,948,885

Data Product, Equipment & Communications 0.24%

Fidelity National Information Services, Inc.	5.00%	3/15/2022		4,000	4,260,000
Fidelity National Information Services, Inc.	7.625%	7/15/2017		1,000	1,081,250

Total					5,341,250

Diversified 0.07%

Tenedora Nemak SA de CV (Mexico)†(b)	5.50%	2/28/2023		1,500	1,522,500

Drugs 0.13%

Capsugel FinanceCo SCA†(d)	9.875%	8/1/2019	EUR	150	221,291
CFR International SpA (Chile)†(b)	5.125%	12/6/2022		$1,725	1,804,127
Hypermarcas SA (Brazil)†(b)	6.50%	4/20/2021		800	868,000

Total					2,893,418

Electric: Power 3.63%

Astoria Depositor Corp.†	8.144%	5/1/2021		2,500	2,525,000
Central Maine Power Co.†	5.70%	6/1/2019		1,850	2,062,295
CEZ as (Czech Republic)†(b)	4.25%	4/3/2022		1,700	1,806,301
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026		1,538	730,475
DPL, Inc.	6.50%	10/15/2016		1,000	1,055,000
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021		1,225	1,453,458
Duquesne Light Holdings, Inc.	6.25%	8/15/2035		2,185	2,492,084
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020		3,895	4,742,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)

Elwood Energy LLC	8.159%	7/5/2026	$1,390	$1,452,751
Entergy Corp.	5.125%	9/15/2020	3,250	3,548,935
Genon Rema LLC	9.237%	7/2/2017	175	192,977
Indiantown Cogeneration LP	9.77%	12/15/2020	1,326	1,441,081
Mississippi Power Co.	5.40%	7/1/2035	3,075	3,287,347
National Fuel Gas Co.	8.75%	5/1/2019	4,000	5,258,156
NiSource Finance Corp.	6.25%	12/15/2040	1,900	2,276,056
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,900	2,061,500
Oncor Electric Delivery Co. LLC	5.25%	9/30/2040	3,200	3,569,779
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	1,100	1,410,319
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	4,550	6,445,835
Perusahaan Listrik Negara PT (Indonesia)†(b)	5.25%	10/24/2042	650	637,000
PNM Resources, Inc.	9.25%	5/15/2015	1,000	1,145,000
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	6,750	7,711,369
Red Oak Power LLC	8.54%	11/30/2019	2,667	2,866,798
System Energy Resources, Inc.	4.10%	4/1/2023	8,850	9,097,888
Tenaska Alabama Partners LP†	7.00%	6/30/2021	2,631	2,828,677
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,095	2,532,648
Tenaska Virginia Partners LP†	6.119%	3/30/2024	1,515	1,653,582
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,779,863

Total				80,064,582

Electrical: Household 0.32%

Energizer Holdings, Inc.	4.70%	5/19/2021	5,150	5,517,746
WireCo WorldGroup, Inc.	9.50%	5/15/2017	1,400	1,473,500

Total				6,991,246

Electronics 0.38%

Jabil Circuit, Inc.	5.625%	12/15/2020	5,225	5,590,750
PerkinElmer, Inc.	5.00%	11/15/2021	2,500	2,740,868

Total				8,331,618

Electronics: Semi-Conductors/Components 0.41%

KLA-Tencor Corp.	6.90%	5/1/2018	7,575	9,085,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy Equipment & Services 1.61%

Alta Wind Holdings LLC†	7.00%	6/30/2035	$3,172	$3,380,731
Cameron International Corp.	7.00%	7/15/2038	4,133	5,492,918
Energy Transfer Partners LP	5.20%	2/1/2022	1,300	1,463,506
Energy Transfer Partners LP	6.625%	10/15/2036	2,100	2,424,467
Energy Transfer Partners LP	7.50%	7/1/2038	4,350	5,528,811
Energy Transfer Partners LP	9.00%	4/15/2019	3,100	4,115,625
Energy Transfer Partners LP	9.70%	3/15/2019	4,350	5,895,390
EQT Corp.	8.125%	6/1/2019	900	1,121,290
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	5,500	6,179,860

Total				35,602,598

Engineering & Contracting Services 0.33%

Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	253	236,555
AGCO Corp.	5.875%	12/1/2021	4,750	5,149,660
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2,450	1,935,500

Total				7,321,715

Entertainment 1.22%

American Casino & Entertainment Properties LLC/ACEP Finance Corp.	11.00%	6/15/2014	2,000	2,045,000
CCO Holdings LLC/CCO Holdings Capital Corp.†(e)	5.25%	3/15/2021	675	675,000
Greektown Superholdings, Inc.	13.00%	7/1/2015	2,410	2,596,775
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	750	825,937
Production Resource Group LLC	8.875%	5/1/2019	500	391,875
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	190	195,678
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	4,600	5,059,361
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	9,000	9,798,750
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	3,600	3,615,750
WMG Acquisition Corp.	11.50%	10/1/2018	1,000	1,166,250
WMG Holdings Corp.†	13.75%	10/1/2019	500	585,000

Total				26,955,376

Fertilizers 0.20%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,375	4,450,386

Finance 0.07%

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	1,400	1,442,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services 5.14%

Air Lease Corp.	5.625%	4/1/2017	$4,500	$4,792,500
Bank of America Corp.	5.625%	7/1/2020	2,350	2,753,892
Bank of America Corp.	7.625%	6/1/2019	16,700	21,329,440
Bank of America Corp.	7.80%	9/15/2016	500	586,302
BM&FBOVESPA SA (Brazil)†(b)	5.50%	7/16/2020	600	677,400
Discover Financial Services†	3.85%	11/21/2022	8,700	8,917,491
Doric Nimrod Air Finance Alpha Ltd. (Guernsey)†(b)	5.125%	11/30/2024	750	806,250
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,500	1,530,596
FMR LLC†	6.45%	11/15/2039	5,250	6,446,884
FMR LLC†	7.49%	6/15/2019	3,381	4,243,108
General Electric Capital Corp.	6.75%	3/15/2032	8,591	11,027,622
General Electric Capital Corp.	6.875%	1/10/2039	3,470	4,590,317
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	800	866,892
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	750	776,250
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	2,405	2,715,495
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	2,965	3,223,981
Nationstar Mortgage LLC/Nationstar Capital Corp.†	6.50%	7/1/2021	500	515,000
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020	1,670	1,832,825
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	650	744,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,375	2,505,625
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	600	656,250
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	2,500	2,912,500
Salton Sea Funding Corp.	7.475%	11/30/2018	687	723,063
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	5,750	5,982,473
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	1,835	1,936,840
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	2,500	2,681,250
Western Union Co. (The)	2.875%	12/10/2017	5,500	5,536,003
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	9,000	11,917,926

Total				113,228,425

Financial: Miscellaneous 1.38%

Bankrate, Inc.	11.75%	7/15/2015	600	652,500
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	6,200	6,754,342
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	3,350	3,612,221
SLM Corp.	8.45%	6/15/2018	16,400	19,475,000

Total				30,494,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food 1.67%

Cencosud SA (Chile)†(b)	4.875%	1/20/2023	$1,000	$1,012,407
CFG Investment SAC (Peru)†(b)	9.75%	7/30/2019	1,300	1,124,500
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	2,000	2,205,000
Flowers Foods, Inc.	4.375%	4/1/2022	6,350	6,425,216
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,700	2,673,000
Minerva Luxembourg SA (Luxembourg)†(b)	7.75%	1/31/2023	2,200	2,367,750
Mondelez International, Inc.	6.50%	11/1/2031	6,075	7,639,185
Mondelez International, Inc.	6.875%	2/1/2038	3,035	4,100,564
Pesquera Exalmar S.A.A. (Peru)†(b)	7.375%	1/31/2020	2,100	2,026,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	4,250	4,308,437
Southern States Cooperative, Inc.†	11.25%	5/15/2015	1,000	1,055,000
Tonon Bioenergia SA (Brazil)†(b)	9.25%	1/24/2020	1,850	1,865,725
Wells Enterprises, Inc.†	6.75%	2/1/2020	100	105,625

Total				36,908,909

Gaming 0.06%

CCM Merger, Inc.†	9.125%	5/1/2019	1,375	1,399,063

Health Care Products 0.08%

Bausch & Lomb, Inc.	9.875%	11/1/2015	304	314,640
Hanger, Inc.	7.125%	11/15/2018	1,250	1,356,250

Total				1,670,890

Health Care Services 0.35%

American Renal Associates Holdings, Inc. PIK	9.75%	3/1/2016	500	526,875
Centene Corp.	5.75%	6/1/2017	3,114	3,316,410
Community Health Systems, Inc.	8.00%	11/15/2019	1,750	1,940,313
Dignity Health	4.50%	11/1/2042	2,000	1,954,060

Total				7,737,658

Household Equipment/Products 0.09%

YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016	1,844	1,910,863

Industrial Products 0.09%

PPL WW Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	1,630	1,928,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance 2.18%

American International Group, Inc.	8.25%	8/15/2018	$4,000	$5,225,172
CNO Financial Group, Inc.†	6.375%	10/1/2020	441	469,665
Fidelity National Financial, Inc.	6.60%	5/15/2017	2,000	2,275,164
Hartford Financial Services Group, Inc.	5.50%	3/30/2020	3,800	4,445,069
Hartford Financial Services Group, Inc.	6.00%	1/15/2019	3,500	4,141,470
ING U.S., Inc.†	5.50%	7/15/2022	1,400	1,548,389
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	4,750	5,379,788
Markel Corp.	7.125%	9/30/2019	8,427	10,424,839
Prudential Financial, Inc.	5.625%	6/15/2043	2,000	2,090,000
Prudential Financial, Inc.	5.875%	9/15/2042	6,500	6,898,125
Willis North America, Inc.	7.00%	9/29/2019	4,275	5,099,866

Total				47,997,547

Investment Management Companies 0.69%

Lazard Group LLC	6.85%	6/15/2017	5,000	5,767,780
Lazard Group LLC	7.125%	5/15/2015	5,296	5,875,319
Nuveen Investments, Inc.	5.50%	9/15/2015	500	487,500
Oaktree Capital Management LP†	6.75%	12/2/2019	2,350	2,697,285
Yankee Acquisition Corp.	9.75%	2/15/2017	475	494,005

Total				15,321,889

Leasing 0.35%

NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	1,550	1,708,875
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.25%	1/17/2023	1,525	1,535,581
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	4,250	4,482,173

Total				7,726,629

Leisure 0.84%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	5,500	7,153,899
Easton-Bell Sports, Inc.	9.75%	12/1/2016	2,550	2,754,026
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	3,000	3,090,000
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	4,900	5,586,000

Total				18,583,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Lodging 0.96%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	$2,700	$3,003,750
Host Hotels & Resorts LP	5.25%	3/15/2022	2,875	3,206,085
Host Hotels & Resorts LP	6.00%	10/1/2021	2,038	2,369,175
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,060	3,342,671
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,750	6,887,574
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	2,100	2,260,125

Total				21,069,380

Machinery: Agricultural 0.69%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	2,500	2,331,250
Camposol SA (Peru)†(b)	9.875%	2/2/2017	1,275	1,380,188
Imperial Tobacco Finance plc (United Kingdom)†(b)	3.50%	2/11/2023	2,425	2,458,967
Lorillard Tobacco Co.	8.125%	6/23/2019	2,500	3,201,062
Lorillard Tobacco Co.	8.125%	5/1/2040	3,990	5,364,152
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	400	428,000

Total				15,163,619

Machinery: Industrial/Specialty 0.18%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,200	1,293,000
Cummins, Inc.	7.125%	3/1/2028	1,955	2,613,399

Total				3,906,399

Machinery: Oil Well Equipment & Services 0.11%

Pride International, Inc.	8.50%	6/15/2019	1,750	2,329,173

Manufacturing 0.34%

Gibraltar Industries, Inc.†	6.25%	2/1/2021	750	795,938
Hillenbrand, Inc.	5.50%	7/15/2020	5,250	5,827,762
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	900	949,500

Total				7,573,200

Materials & Commodities 0.05%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,075	1,182,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media 2.08%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021		$5,000	$5,470,245
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022		4,750	5,201,250
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		300	331,500
Interpublic Group of Cos, Inc. (The)	3.75%	2/15/2023		5,190	5,024,086
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022		650	654,259
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020		600	681,000
News America, Inc.	6.75%	1/9/2038		12,071	14,695,791
News America, Inc.	6.90%	8/15/2039		1,075	1,391,180
Time Warner, Inc.	7.625%	4/15/2031		8,552	11,639,144
Videotron Ltee (Canada)(b)	9.125%	4/15/2018		750	793,125

Total					45,881,580

Metal Fabricating 0.05%

Xstrata Canada Corp. (Canada)(b)	6.20%	6/15/2035		925	1,010,874

Metals & Minerals: Miscellaneous 2.36%

Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	4,250	4,183,030
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019		$9,000	12,066,939
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040		7,500	7,563,412
Compass Minerals International, Inc.	8.00%	6/1/2019		2,000	2,170,000
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		3,705	3,649,940
IAMGOLD Corp. (Canada)†(b)	6.75%	10/1/2020		2,000	1,945,000
KGHM International Ltd. (Canada)†(b)	7.75%	6/15/2019		3,000	3,210,000
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021		10,185	10,574,882
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020		250	271,250
Newcrest Finance Pty Ltd. (Australia)†(b)	4.20%	10/1/2022		6,250	6,467,688

Total					52,102,141

Natural Gas 0.88%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019		4,200	5,472,188
SourceGas LLC†	5.90%	4/1/2017		4,150	4,505,560
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016		2,000	2,221,526
Tennessee Gas Pipeline Co.	8.375%	6/15/2032		2,000	2,851,916
Texas Eastern Transmission LP	7.00%	7/15/2032		3,164	4,277,171

Total					19,328,361

Oil 4.97%

Afren plc (United Kingdom)†(b)	10.25%	4/8/2019		2,100	2,492,595
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016		1,700	2,001,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	$165	$177,623
Antero Resources Finance Corp.	7.25%	8/1/2019	1,000	1,085,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	1,725	1,841,437
British Transco Finance, Inc.	6.625%	6/1/2018	925	1,148,873
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	7,150	9,043,921
Chaparral Energy, Inc.	7.625%	11/15/2022	1,250	1,362,500
Continental Resources, Inc.	7.375%	10/1/2020	3,850	4,360,125
CVR Refining LLC/Coffeyville Finance, Inc.†	6.50%	11/1/2022	2,000	2,025,000
DCP Midstream LLC†	9.75%	3/15/2019	3,750	4,959,251
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	4,050	4,363,875
Gazprom Neft OAO via GPN Capital SA (Luxembourg)†(b)	4.375%	9/19/2022	1,400	1,403,500
Harvest Operations Corp. (Canada)(b)	6.875%	10/1/2017	4,300	4,794,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	1,525	1,688,938
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	2,750	3,031,875
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,252,250
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	250	259,063
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	2,000	2,260,000
Laredo Petroleum, Inc.	7.375%	5/1/2022	1,550	1,689,500
Laredo Petroleum, Inc.	9.50%	2/15/2019	450	510,750
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	834	898,301
McMoRan Exploration Co.	11.875%	11/15/2014	2,550	2,725,312
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	750	780,000
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	500	530,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	490	531,650
Oasis Petroleum, Inc.	7.25%	2/1/2019	275	298,375
Offshore Group Investments Ltd.	11.50%	8/1/2015	3,850	4,206,125
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	520	475,800
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	9,353	11,631,447
Petro-Canada (Canada)(b)	5.95%	5/15/2035	6,300	7,590,435
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	750	667,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,337,500
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	2,200	2,984,804
Rosetta Resources, Inc.	9.50%	4/15/2018	250	278,750
Rosneft Oil Co. (Ireland)†(b)	4.199%	3/6/2022	2,050	2,050,000
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,385	4,672,270
SM Energy Co.	6.50%	11/15/2021	1,200	1,311,000
SM Energy Co.	6.50%	1/1/2023	800	870,000
Swift Energy Co.†	7.875%	3/1/2022	1,000	1,047,500
TransCanada Pipelines Ltd. (Canada)(b)	9.875%	1/1/2021	3,460	5,057,894
Valero Energy Corp.	10.50%	3/15/2039	4,250	6,847,774

Total				109,544,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers 3.30%

Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	$4,965	$6,738,801
Anadarko Petroleum Corp.	6.45%	9/15/2036	4,970	6,116,251
Anadarko Petroleum Corp.	7.95%	6/15/2039	1,000	1,401,948
Enbridge Energy LP	7.00%	10/1/2018	400	478,648
Enbridge Energy Partners LP	9.875%	3/1/2019	8,250	11,306,980
Enogex LLC†	6.25%	3/15/2020	4,000	4,530,104
Enterprise Products Operating LLC	7.55%	4/15/2038	5,700	7,792,937
Kerr-McGee Corp.	7.125%	10/15/2027	3,000	3,626,139
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,119	1,240,595
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,432	3,589,463
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	5,000	5,404,870
Noble Energy, Inc.	8.00%	4/1/2027	2,135	2,986,677
Noble Energy, Inc.	8.25%	3/1/2019	1,850	2,422,984
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	1,800	1,626,750
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	1,702	1,957,300
Plains Exploration & Production Co.	6.125%	6/15/2019	5,000	5,550,000
Plains Exploration & Production Co.	6.875%	2/15/2023	1,500	1,736,250
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	775	840,875
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	1,500	1,550,625
Southern Star Central Corp.†	6.75%	3/1/2016	1,275	1,294,125
W&T Offshore, Inc.	8.50%	6/15/2019	500	537,500

Total				72,729,822

Oil: Integrated Domestic 2.01%

Enterprise Products Operating LLC	7.034%	1/15/2068	7,500	8,577,698
Enterprise Products Operating LLC	8.375%	8/1/2066	5,000	5,716,790
Hess Corp.	7.125%	3/15/2033	1,900	2,337,365
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	8,860	11,253,183
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,570	2,028,969
Questar Gas Co.	7.20%	4/1/2038	3,202	4,354,294
Rowan Cos., Inc.	7.875%	8/1/2019	8,000	10,030,592

Total				44,298,891

Oil: Integrated International 2.85%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	8,650	9,170,237
Petrobras International Finance Co. (Brazil)(b)	5.375%	1/27/2021	1,406	1,541,943
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,709	4,354,014
Petrohawk Energy Corp.	7.25%	8/15/2018	8,750	9,816,039
Petrohawk Energy Corp.	7.875%	6/1/2015	2,000	2,078,370
Petrohawk Energy Corp.	10.50%	8/1/2014	3,000	3,182,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated International (continued)

Transocean, Inc.	6.375%	12/15/2021	$10,375	$12,247,988
Transocean, Inc.	7.375%	4/15/2018	2,025	2,412,512
Weatherford International Ltd.	4.50%	4/15/2022	1,750	1,813,028
Weatherford International Ltd.	9.625%	3/1/2019	2,170	2,851,309
Weatherford International Ltd.	9.875%	3/1/2039	9,200	13,374,362

Total				62,842,415

Paper & Forest Products 1.28%

Appleton Papers, Inc.†	10.50%	6/15/2015	2,000	2,110,000
Georgia-Pacific LLC	8.875%	5/15/2031	9,900	14,863,662
International Paper Co.	9.375%	5/15/2019	4,150	5,712,380
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	300	316,500
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,223,673
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	1,000	1,047,500

Total				28,273,715

Plastics 0.09%

Berry Plastics Corp.	10.25%	3/1/2016	725	738,866
Plastipak Holdings, Inc.†	10.625%	8/15/2019	1,125	1,293,750

Total				2,032,616

Printing 0.00%

Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	90	91,800

Railroads 0.44%

Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,333,345
Canadian Pacific Railway Co. (Canada)(b)	5.75%	3/15/2033	3,875	4,463,485

Total				9,796,830

Real Estate Investment Trusts 2.95%

Agile Property Holdings Ltd. (China)†(b)	8.875%	4/28/2017	550	601,590
American Tower Corp.	4.70%	3/15/2022	3,000	3,261,321
American Tower Corp.	5.05%	9/1/2020	4,925	5,498,620
American Tower Corp.	7.25%	5/15/2019	3,850	4,761,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts (continued)

Atlantic Finance Ltd. (United Kingdom)†(b)	10.75%	5/27/2014	$1,040	$1,132,511
Country Garden Holdings Co. Ltd. (China)†(b)	7.50%	1/10/2023	900	938,250
Country Garden Holdings Co. Ltd. (China)†(b)	11.125%	2/23/2018	450	525,375
Country Garden Holdings Co. Ltd. (China)†(b)	11.25%	4/22/2017	450	511,290
EPR Properties	7.75%	7/15/2020	6,250	7,460,519
Franshion Development Ltd.†	6.75%	4/15/2021	450	497,250
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	3,250	3,661,570
HCP, Inc.	6.00%	1/30/2017	6,300	7,311,654
HCP, Inc.	6.70%	1/30/2018	5,733	6,977,176
Health Care REIT, Inc.	4.95%	1/15/2021	2,000	2,229,274
Health Care REIT, Inc.	5.25%	1/15/2022	2,775	3,116,713
Health Care REIT, Inc.	6.125%	4/15/2020	2,010	2,373,774
Kilroy Realty LP	6.625%	6/1/2020	4,600	5,592,979
Potlatch Corp.	6.95%	12/15/2015	500	532,500
ProLogis LP	7.375%	10/30/2019	2,000	2,514,838
Rouse Co. LP (The)	6.75%	11/9/2015	1,600	1,668,000
Weyerhaeuser Co.	7.375%	10/1/2019	1,175	1,452,108
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,471,976

Total				65,091,118

Retail 1.20%

CDR DB Sub, Inc.†	7.75%	10/15/2020	1,038	1,056,165
CKE, Inc. PIK†	10.50%	3/14/2016	750	797,820
DineEquity, Inc.	9.50%	10/30/2018	1,125	1,282,500
Family Dollar Stores, Inc.	5.00%	2/1/2021	2,000	2,139,512
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016	525	570,937
Macy’s Retail Holdings, Inc.	8.125%	8/15/2035	2,000	2,199,398
QVC, Inc.†	7.375%	10/15/2020	10,000	11,091,000
QVC, Inc.†	7.50%	10/1/2019	5,150	5,686,141
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,550	1,689,500

Total				26,512,973

Retail: Specialty 0.14%

Michaels Stores, Inc.	7.75%	11/1/2018	350	383,688
Michaels Stores, Inc.	11.375%	11/1/2016	602	630,601
Rite Aid Corp.	9.50%	6/15/2017	2,000	2,112,500

Total				3,126,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Savings & Loan 0.94%

AmSouth Bank	5.20%	4/1/2015	$1,500	$1,595,550
First Niagara Financial Group, Inc.	7.25%	12/15/2021	11,325	13,565,164
People’s United Financial, Inc.	3.65%	12/6/2022	5,000	5,087,290
Santander Holdings USA, Inc.	3.00%	9/24/2015	500	513,980

Total				20,761,984

Security Services 0.32%

ADT Corp. (The)†	4.125%	6/15/2023	6,869	7,043,850

Services 0.08%

ARAMARK Corp.	8.50%	2/1/2015	1,750	1,760,955

Steel 1.52%

Allegheny Ludlum Corp.	6.95%	12/15/2025	850	1,003,887
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,325	8,153,868
ArcelorMittal (Luxembourg)(b)	5.375%	6/1/2013	3,050	3,077,688
Evraz Group SA (Luxembourg)†(b)	6.75%	4/27/2018	2,500	2,627,500
Metinvest BV (Netherlands)†(b)	8.75%	2/14/2018	1,400	1,437,590
OJSC Novolipetsk Steel via Steel Funding Ltd. (Ireland)†(b)	4.95%	9/26/2019	1,900	1,940,375
Samarco Mineracao SA (Brazil)†(b)	4.125%	11/1/2022	1,400	1,375,500
Severstal OAO via Steel Capital SA (Luxembourg)†(b)	5.90%	10/17/2022	4,050	4,157,325
Usiminas Commercial Ltd. (Brazil)†(b)	7.25%	1/18/2018	200	223,000
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,779,368
Valmont Industries, Inc.	6.625%	4/20/2020	3,975	4,712,756

Total				33,488,857

Technology 0.10%

Fiserv, Inc.	4.625%	10/1/2020	2,000	2,170,232

Telecommunications 3.19%

Block Communications, Inc.†	7.25%	2/1/2020	250	272,500
CenturyLink, Inc.	5.80%	3/15/2022	8,000	8,150,024
Comcast Cable Communications Holdings, Inc.	9.455%	11/15/2022	7,500	11,396,722
Consolidated Communications Finance Co.†	10.875%	6/1/2020	2,500	2,843,750
Cricket Communications, Inc.	7.75%	5/15/2016	2,849	2,998,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications (continued)

Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	$1,500	$1,665,000
DigitalGlobe, Inc.†	5.25%	2/1/2021	1,750	1,743,438
Frontier Communications Corp.	9.25%	7/1/2021	4,600	5,313,000
GeoEye, Inc.	8.625%	10/1/2016	75	81,844
GeoEye, Inc.	9.625%	10/1/2015	875	963,594
Intelsat Bermuda Ltd. (Luxembourg)(b)	11.50%	2/4/2017	100	106,500
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017	3,006	3,197,633
MTS International Funding Ltd. (Ireland)†(b)	8.625%	6/22/2020	1,000	1,275,000
Qwest Communications International, Inc.	7.125%	4/1/2018	3,250	3,389,808
Qwest Corp.	6.875%	9/15/2033	1,250	1,253,125
Qwest Corp.	7.20%	11/10/2026	7,850	7,869,625
Sable International Finance Ltd.†	8.75%	2/1/2020	440	499,400
Telecom Italia Capital SpA (Italy)(b)	7.721%	6/4/2038	2,975	3,130,033
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	3,200	3,440,000
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	300	314,250
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	850	928,625
U.S. Cellular Corp.	6.70%	12/15/2033	5,167	5,520,526
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	1,400	1,581,300
VimpelCom Holdings BV (Netherlands)†(b)	5.95%	2/13/2023	2,400	2,409,000

Total				70,343,127

Telephone-Long Distance 0.03%

America Movil SAB de CV (Mexico)(b)	4.375%	7/16/2042	700	670,862

Tobacco 0.83%

Altria Group, Inc.	9.95%	11/10/2038	10,975	18,309,175

Transportation: Miscellaneous 1.31%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	4,250	4,386,293
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	2,500	2,739,600
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	629	646,848
Florida East Coast Railway Corp.	8.125%	2/1/2017	750	810,938
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	5,250	5,919,375
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	650	736,125
Kazakhstan Temir Zholy Finance BV (Netherlands)†(b)	6.95%	7/10/2042	1,100	1,324,400
Transnet SOC Ltd. (South Africa)†(b)	4.00%	7/26/2022	1,500	1,488,750
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	530	453,150
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	9,500	10,270,127

Total				28,775,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities 0.75%

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)†(b)	6.25%	12/16/2020	$300	$330,000
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,265,718
Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,608,150
Public Service Co. of New Mexico	7.95%	5/15/2018	2,750	3,322,500
Williams Cos., Inc. (The)	8.75%	3/15/2032	7,250	9,920,008

Total				16,446,376

Utilities: Electrical 0.62%

Calpine Corp.†	7.50%	2/15/2021	3,942	4,306,635
Otter Tail Corp.	9.00%	12/15/2016	3,875	4,539,563
Puget Sound Energy, Inc.(f)	6.974%	6/1/2067	3,000	3,276,951
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	1,150	1,449,000

Total				13,572,149

Total Corporate Bonds (cost $1,649,156,595)				1,752,408,137

FLOATING RATE LOANS(g) 0.96%

Aerospace/Defense 0.04%

Spirit Aerosystems, Inc. Term Loan B	3.75%	4/18/2019	846	852,402

Automotive 0.04%

TI Group Automotive Systems LLC New Term Loan	6.75%	3/14/2018	844	854,170

Broadcasting 0.04%

MTL Publishing LLC Term Loan B	5.50%	6/29/2018	852	864,759

Consumer Products 0.01%

Wilton Brands LLC Term Loan	7.50%	8/30/2018	300	304,500

Energy Equipment & Services 0.03%

Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	678	691,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Environmental Services 0.05%

Progressive Waste Solutions Ltd. Term Loan B (Canada)(b)	3.50%	10/24/2019	$1,000	$1,010,938

Financial Services 0.01%

Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	300	307,688

Health Care 0.07%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	300	307,500
AssuraMed Holding, Inc. 2nd Lien Term Loan	9.25%	4/24/2020	1,000	1,023,333
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/20/2020	225	231,000

Total				1,561,833

Health Care Products 0.03%

Truven Health Analytics, Inc. New Term Loan B	5.75%	6/1/2019	746	760,242

Leisure 0.01%

SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	100	101,623

Media 0.19%

Alpha Topco Ltd. (Formula 1) Term Loan B2 (United Kingdom)(b)	6.00%	4/30/2019	982	995,337
CSC Holdings, Inc. Extended Term Loan A4	0.954%	12/30/2016	2,000	2,006,250
Tribune Co. Tranche B Term Loan	4.00%	12/31/2019	1,200	1,207,494

Total				4,209,081

Metals & Minerals: Miscellaneous 0.08%

Preferred Proppants LLC Term Loan B(h)	7.50%	12/15/2016	1,782	1,666,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Miscellaneous 0.07%

AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(b)	4.75%	7/16/2018		$759	$766,878
Diamond Foods, Inc. Revolver(h)	0.50% - 6.75%	2/25/2015		319	297,825
Diamond Foods, Inc. Term Loan(h)	6.75%	2/25/2015		420	406,090

Total					1,470,793

Services 0.17%

LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019		1,503	1,518,096
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019		147	148,404
Road Infrastructure Investment LLC 1st Lien Term Loan(h)	6.25%	3/30/2018		347	349,546
Road Infrastructure Investment LLC 2nd Lien Term Loan(h)	10.25%	9/28/2018		1,000	1,010,000
WASH Multifamily Laundry Systems LLC U.S. Term Loan(h)	5.25%	2/15/2019		750	757,500

Total					3,783,546

Telecommunications 0.02%

Cricket Communications, Inc. Term Loan	4.75%	10/10/2019		500	504,219

Utilities: Miscellaneous 0.10%

Essential Power LLC Term Loan B(h)	5.50%	8/8/2019		832	844,181
Windsor Financing LLC Term Loan B(h)	6.25%	12/5/2017		1,246	1,292,848

Total					2,137,029

Total Floating Rate Loans (cost $20,705,130)					21,080,034

FOREIGN BONDS(d) 0.24%

Canada 0.10%

Shaw Communications, Inc.	6.75%	11/9/2039	CAD	2,000	2,286,158

Colombia 0.03%

Empresa de Telecomunicaciones de Bogota†	7.00%	1/17/2023	COP	1,270,000	735,724

Croatia 0.01%

Agrokor dd†	9.875%	5/1/2019	EUR	175	254,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Germany 0.03%

Kabel Deutschland Holding AG†	6.50%	7/31/2017	EUR	400	$567,914

United Kingdom 0.07%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	1,000	1,422,396

Total Foreign Bonds (cost $4,959,484)					5,266,937

FOREIGN GOVERNMENT OBLIGATIONS 1.37%

Argentina 0.06%

City of Buenos Aires†(b)	9.95%	3/1/2017		$500	415,000
Provincia de Buenos Aires†(b)	10.875%	1/26/2021		320	219,200
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		410	328,000
Provincia de Neuquen†(b)	7.875%	4/26/2021		200	172,000
Republic of Argentina(b)	8.28%	12/31/2033		205	115,383

Total					1,249,583

Aruba 0.10%

Aruba Government†(b)	4.625%	9/14/2023		2,050	2,125,850

Bermuda 0.06%

Bermuda Government†	4.138%	1/3/2023		1,200	1,263,570

Cayman Islands 0.08%

Cayman Islands Government†	5.95%	11/24/2019		1,600	1,874,645

Colombia 0.06%

Republic of Colombia(b)	2.625%	3/15/2023		1,400	1,352,400

Dominican Republic 0.05%

Dominican Republic†(b)	7.50%	5/6/2021		900	1,015,650
Dominican Republic†(b)	9.04%	1/23/2018		109	122,741

Total					1,138,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gabon 0.07%

Republic of Gabon†(b)	8.20%	12/12/2017	$1,200	$1,464,000

Ghana 0.11%

Republic of Ghana†(b)	8.50%	10/4/2017	2,025	2,318,625

Hungary 0.06%

Republic of Hungary(b)	5.375%	2/21/2023	1,310	1,298,538

Indonesia 0.14%

Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022	1,200	1,197,000
Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	900	938,250
Republic of Indonesia†(b)	5.25%	1/17/2042	890	968,987

Total				3,104,237

Israel 0.04%

State of Israel(b)	4.50%	1/30/2043	1,000	972,415

Mexico 0.03%

United Mexican States(b)	4.75%	3/8/2044	650	684,125

Mongolia 0.07%

Mongolia Government International Bond†(b)	5.125%	12/5/2022	1,550	1,472,500

Morocco 0.04%

Kingdom of Morocco†(b)	5.50%	12/11/2042	900	906,750

Peru 0.01%

Republic of Peru(b)	6.55%	3/14/2037	200	273,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

Qatar 0.04%

State of Qatar†(b)	3.125%		1/20/2017	$750		$796,875

Romania 0.04%

Republic of Romania†(b)	4.375%		8/22/2023	800		796,000

Russia 0.08%

Russia Eurobonds†(b)	5.00%		4/29/2020	1,500		1,722,000

Serbia 0.08%

Republic of Serbia†(b)	4.875%		2/25/2020	1,900		1,871,500

Slovenia 0.09%

Slovenia Government International Bond†(b)	5.50%		10/26/2022	2,000		2,035,000

Ukraine 0.04%

Ukraine Government†(b)	6.25%		6/17/2016	900		904,500

Venezuela 0.02%

Republic of Venezuela(b)	9.375%		1/13/2034	450		459,675

Total Foreign Government Obligations (cost $29,364,356)						30,084,179

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(i)	10/15/2020	—	(j)	4,585
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	12		11,698
Federal Home Loan Mortgage Corp. 181 F IO	494.14%	(i)	8/15/2021	2		11,281
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	(i)	12/15/2020	—	(j)	2,637
Federal Home Loan Mortgage Corp. 1032 IO	544.714%	(i)	12/15/2020	—	(j)	4,582
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(i)	2/15/2021	—	(j)	3,408
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(i)	2/15/2021	—	(j)	3,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(i)	4/15/2021	$—	(j)	$1,798
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(i)	4/15/2021	—	(j)	2,688
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(i)	4/15/2021	—	(j)	9,937
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(i)	5/15/2021	—	(j)	13,672
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	19		17,699
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(i)	9/15/2021	—	(j)	3,956
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	34		31,471
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(i)	11/15/2021	—	(j)	1,870
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(i)	2/15/2022	—	(j)	792
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(i)	4/15/2022	—	(j)	1,114
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	68		59,074
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	30		28,291
Federal National Mortgage Assoc. 94 2 IO	9.50%	(i)	8/1/2021	8		1,511
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	4		3,289
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	(i)	12/25/2021	—	(j)	2,471

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $170,178)						221,107

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.47%

Federal Home Loan Mortgage Corp.(e)(k)	3.00%		TBA	62,000		63,879,375
Federal Home Loan Mortgage Corp.(e)(k)	3.50%		TBA	37,900		39,907,514
Federal Home Loan Mortgage Corp.(e)(k)	4.00%		TBA	32,000		33,994,998
Federal National Mortgage Assoc.(e)(k)	5.50%		TBA	45,000		49,035,947

Total Government Sponsored Enterprises Pass-Throughs (cost $187,081,803)						186,817,834

MUNICIPAL BONDS 0.97%

Education 0.08%

Univ of CA Rev Build America Bds Regents Univ	6.27%		5/15/2031	1,500		1,748,565

Other Revenue 0.22%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	1,200		1,538,784
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	2,000		2,527,240
Metro Wtr Dist of Sthrn CA Build America Bds Ser A	6.947%		7/1/2040	650		813,124

Total						4,879,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Transportation 0.40%

Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%		1/1/2038	$2,145	$2,497,702
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%		7/1/2042	1,500	1,736,475
Metro Dist of Columbia Arpts Auth Build America Bds	7.462%		10/1/2046	1,675	2,133,046
San Diego Cnty Regl Arpt Auth Build America Bds Ser C	6.628%		7/1/2040	2,275	2,568,680

Total					8,935,903

Utilities 0.27%

Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	1,500	1,557,135
Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	1,965	2,255,761
New York City NY Muni Wtr Fin Auth Build America Bds	5.79%		6/15/2041	1,000	1,161,980
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%		6/15/2042	750	903,990

Total					5,878,866

Total Municipal Bonds (cost $19,567,331)					21,442,482

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.16%

7 WTC Depositor LLC Trust 2012-7WTC B†	5.965%		3/13/2031	489	553,901
Arkle Master Issuer plc 2010-2A 1A1†	1.69%	#	5/17/2060	4,000	4,024,740
Banc of America Funding Corp. 2007-6 A1	0.492%	#	7/25/2037	1,015	855,302
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	1,325	1,543,048
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.381%	#	6/15/2022	2,515	2,483,916
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%		4/16/2049	3,000	3,465,066
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.764%	#	9/15/2039	1,300	1,461,025
Fosse Master Issuer plc 2012-1A 2A2†	1.703%	#	10/18/2054	1,000	1,020,843
Fosse Master Issuer plc 2012-1A 2B1†	2.253%	#	10/18/2054	1,250	1,276,760
Gracechurch Mortgage Financing plc 2006-1 A6†	0.389%	#	11/20/2056	316	316,408
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.839%	#	11/20/2056	2,380	2,428,380
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,532	1,579,576
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	2,000	2,269,271
GS Mortgage Securities Corp. II 2012-GC6 C†	5.639%	#	1/10/2045	2,640	3,081,415
GS Mortgage Securities Trust 2012-GC6 B†	5.639%	#	1/10/2045	2,500	3,023,476
Holmes Master Issuer plc 2010-1A A2†	1.704%	#	10/15/2054	1,840	1,857,160
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.792%	#	6/15/2049	1,846	1,905,659
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.807%	#	6/15/2049	8,110	8,329,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.331%	#	1/15/2049		$2,007	$1,991,324
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.639%	#	3/18/2051		3,810	4,245,635
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 B†	3.812%		12/15/2047		4,075	4,265,142
Merrill Lynch Floating Trust 2008-LAQA A1†	0.737%	#	7/9/2021		2,016	2,007,415
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036		2,788	2,628,399
Sequoia Mortgage Trust 2012-3 A2	3.00%		7/25/2042		1,068	1,112,508
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042		1,857	1,866,459
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042		2,978	2,953,775
Sequoia Mortgage Trust 2013-1 2A1	1.855%	#	2/25/2043		1,875	1,891,954
Sequoia Mortgage Trust 2013-2 A1	1.874%	#	2/25/2043		3,461	3,472,279
Silverstone Master Issuer plc 2012-1A†	1.852%	#	1/21/2055		3,000	3,086,835
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059		3,232	3,250,541
UBS-BAMLL Trust 2012-WRM D†	4.238%	#	6/10/2030		5,055	5,039,954
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	4.893%	#	5/10/2063		7,500	7,676,295
UBS-Citigroup Commercial Mortgage Trust 2011-C1 C†	5.875%	#	1/10/2045		2,455	2,927,812
UBS-Citigroup Commercial Mortgage Trust 2011-C1 D†	5.875%	#	1/10/2045		4,653	5,253,956
VNO Mortgage Trust 2012-6AVE E†	3.337%		11/15/2030		3,900	3,746,250
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.248%	#	7/15/2042		1,590	1,658,163
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045		1,774	1,988,276
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048		3,360	3,780,798
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047		5,000	5,479,293
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045		1,966	2,054,952

Total Non-Agency Commercial Mortgage-Backed Securities (cost $108,989,468)						113,853,077

U.S. TREASURY OBLIGATION 0.08%

U.S. Treasury Note (cost $1,766,044)	2.00%		2/15/2023		1,760	1,778,151

Total Long-Term Investments (cost $2,185,321,028)						2,296,247,705

SHORT-TERM INVESTMENTS 2.83%

FOREIGN BOND(d) 0.10%

Nigeria

Nigeria Treasury Bill (cost $2,191,173)	Zero Coupon		6/6/2013	NGN	357,910	2,183,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Investments	Principal Amount (000)	Fair Value

Repurchase Agreements

Repurchase Agreement dated 2/28/2013, 0.12% due 3/1/2013 with Bank of America Corp. collateralized by $46,236,000 of U.S. Treasury Bond at 4.50% due 5/15/2038; value: $59,896,076; proceeds: $58,102,194	$58,102	$58,102,000

Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $2,095,000 of Federal Home Loan Bank at 0.049% due 7/12/2013, value: $2,093,953; proceeds: $2,050,220	2,050	2,050,219

Total Repurchase Agreements (cost $60,152,219)		60,152,219

Total Short-Term Investments (cost $62,343,392)		62,335,728

Total Investments in Securities 106.99% (cost $2,247,664,420)		2,358,583,433

Liabilities in Excess of Cash, Foreign Cash and Other Assets(l) (6.99%)		(154,017,043)

Net Assets 100.00%		$2,204,566,390

CAD	Canadian dollar.
COP	Colombian peso.
EUR	euro.
NGN	Nigerian naira.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2013.
(a)	Securities have been partially segregated to cover margin requirements for open futures contracts as of February 28, 2013.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Securities purchased on a when-issued basis (See Note 2(f)).
(f)

Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.

(g)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2013.

(h)	Floating Rate Loan included as a Level 3 investment in the fair value hierarchy table located in Note 2(m). Total Floating Rate Loans included in Level 3 amounted to $6,624,160.
(i)

IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

(j)	Amount is less than $1,000.
(k)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(l)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Open Futures Contracts at February 28, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation (Depreciation)

U.S. 5-Year Treasury Note	June 2013	1,238	Long	$153,492,656	$162,279
U.S. 10-Year Treasury Note	June 2013	1,947	Short	(256,121,766)	(360,822)
U.S. 30-Year Treasury Bond	June 2013	516	Short	(74,191,125)	(1,118,189)
Ultra Long U.S. Treasury Bond	June 2013	193	Long	30,494,000	338,971

Totals				$(146,326,235)	$(977,761)

Open Forward Foreign Currency Exchange Contracts at February 28, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Argentine peso	Buy	Barclays Bank plc	3/4/2013	28,000,000	$5,416,908	$5,549,500	$132,592
Brazilian real	Buy	Deutsche Bank AG	3/4/2013	3,735,000	1,756,820	1,886,935	130,115
Brazilian real	Buy	Barclays Bank plc	3/4/2013	1,770,000	829,817	894,210	64,393
Brazilian real	Buy	Morgan Stanley	4/9/2013	11,360,000	5,543,356	5,714,138	170,782
Brazilian real	Buy	Barclays Bank plc	4/9/2013	3,730,000	1,810,680	1,876,209	65,529
Brazilian real	Buy	Deutsche Bank AG	5/8/2013	12,200,000	6,076,302	6,116,853	40,551
Brazilian real	Buy	Deutsche Bank AG	6/4/2013	6,430,000	3,209,544	3,213,233	3,689
Chilean peso	Buy	Deutsche Bank AG	3/4/2013	1,643,000,000	3,453,132	3,473,573	20,441
Chilean peso	Buy	Morgan Stanley	3/4/2013	3,180,000,000	6,536,485	6,723,044	186,559
Chilean peso	Buy	Morgan Stanley	4/9/2013	2,707,000,000	5,676,242	5,692,338	16,096
Chilean peso	Buy	J.P. Morgan	5/8/2013	313,000,000	654,949	655,372	423
Chilean peso	Buy	Credit Suisse	6/4/2013	5,040,000,000	10,508,757	10,510,949	2,192
Colombian peso	Buy	Deutsche Bank AG	3/4/2013	12,993,000,000	7,100,000	7,168,552	68,552
Colombian peso	Buy	Deutsche Bank AG	6/4/2013	9,925,000,000	5,413,144	5,432,789	19,645
Indonesian rupiah	Buy	UBS AG	3/4/2013	5,600,000,000	569,946	579,500	9,554
Indonesian rupiah	Buy	Goldman Sachs	4/9/2013	22,045,000,000	2,232,405	2,279,492	47,087
Indonesian rupiah	Buy	Barclays Bank plc	5/8/2013	74,000,000,000	7,606,908	7,635,000	28,092
Indonesian rupiah	Buy	Deutsche Bank AG	6/4/2013	40,750,000,000	4,165,815	4,191,524	25,709
Indian rupee	Buy	UBS AG	3/4/2013	125,150,000	2,272,562	2,300,340	27,778
Indian rupee	Buy	UBS AG	3/4/2013	18,160,000	327,680	333,793	6,113
Indian rupee	Buy	Morgan Stanley	3/4/2013	232,300,000	4,204,525	4,269,828	65,303
Indian rupee	Buy	Barclays Bank plc	4/9/2013	242,000,000	4,320,657	4,394,681	74,024
South Korean won	Buy	J.P. Morgan	3/4/2013	4,445,000,000	4,091,307	4,105,003	13,696
South Korean won	Buy	J.P. Morgan	5/8/2013	10,700,000,000	9,756,098	9,810,933	54,835
Mexican peso	Buy	Credit Suisse	3/4/2013	73,300,000	5,618,236	5,742,466	124,230
Mexican peso	Buy	Barclays Bank plc	3/4/2013	2,855,000	218,576	223,666	5,090
Mexican peso	Buy	J.P. Morgan	4/9/2013	45,000,000	3,497,206	3,512,710	15,504
Mexican peso	Buy	J.P. Morgan	6/4/2013	80,500,000	6,245,684	6,251,432	5,748
Malaysian ringgit	Buy	Deutsche Bank AG	5/8/2013	6,650,000	2,128,272	2,142,223	13,951
Philippine peso	Buy	Deutsche Bank AG	3/4/2013	206,800,000	5,066,765	5,086,140	19,375
Philippine peso	Buy	J.P. Morgan	4/10/2013	112,400,000	2,763,708	2,765,320	1,612
Philippine peso	Buy	Deutsche Bank AG	6/4/2013	220,500,000	5,419,688	5,431,151	11,463
Philippine peso	Buy	Goldman Sachs	6/4/2013	67,000,000	1,649,840	1,650,282	442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Open Forward Foreign Currency Exchange Contracts at February 28, 2013 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Polish zloty	Buy	J.P. Morgan	3/4/2013	2,240,000	$704,425	$705,023	$598
Polish zloty	Buy	Barclays Bank plc	3/4/2013	1,625,000	509,778	511,457	1,679
Romanian new leu	Buy	J.P. Morgan	4/9/2013	7,500,000	2,193,389	2,235,904	42,515
Russian ruble	Buy	Barclays Bank plc	3/4/2013	280,400,000	8,939,474	9,152,033	212,559
Russian ruble	Buy	Barclays Bank plc	3/4/2013	10,785,000	350,504	352,014	1,510
Russian ruble	Buy	UBS AG	3/4/2013	6,675,000	213,313	217,867	4,554
Russian ruble	Buy	Credit Suisse	4/9/2013	221,750,000	7,181,140	7,195,177	14,037
Thai baht	Buy	Morgan Stanley	3/4/2013	127,800,000	4,145,985	4,295,798	149,813
Thai baht	Buy	Goldman Sachs	3/4/2013	10,000,000	326,584	336,135	9,551
Thai baht	Buy	J.P. Morgan	3/4/2013	7,900,000	256,078	265,547	9,469
Thai baht	Buy	J.P. Morgan	4/9/2013	20,000,000	655,415	670,782	15,367
Thai baht	Buy	J.P. Morgan	5/8/2013	280,000,000	9,367,681	9,374,660	6,979
Turkish lira	Buy	Credit Suisse	3/4/2013	16,200,000	8,984,526	9,002,407	17,881
Turkish lira	Buy	J.P. Morgan	3/4/2013	475,000	263,872	263,960	88
Argentine peso	Sell	UBS AG	3/4/2013	28,000,000	5,559,968	5,549,500	10,468
Canadian dollar	Sell	UBS AG	4/29/2013	612,000	612,024	592,687	19,337
Canadian dollar	Sell	Goldman Sachs	5/21/2013	6,216,000	6,123,866	6,017,038	106,828
Colombian peso	Sell	Deutsche Bank AG	3/4/2013	3,875,000,000	2,173,913	2,137,931	35,982
Colombian peso	Sell	J.P. Morgan	4/9/2013	315,000,000	175,929	173,163	2,766
euro	Sell	Deutsche Bank AG	3/20/2013	605,000	798,335	789,948	8,387
euro	Sell	UBS AG	4/9/2013	1,665,000	2,238,551	2,174,306	64,245
euro	Sell	Barclays Bank plc	5/8/2013	3,540,000	4,791,588	4,623,880	167,708
euro	Sell	UBS AG	5/8/2013	340,531	453,692	444,796	8,896
euro	Sell	Goldman Sachs	5/13/2013	1,155,000	1,547,244	1,508,701	38,543
euro	Sell	J.P. Morgan	5/13/2013	192,000	251,535	250,797	738
Indian rupee	Sell	Morgan Stanley	3/4/2013	375,610,000	6,932,632	6,903,961	28,671
Polish zloty	Sell	Goldman Sachs	4/9/2013	340,000	109,243	106,656	2,587
Russian ruble	Sell	Goldman Sachs	4/9/2013	5,250,000	172,064	170,348	1,716
Singapore dollar	Sell	UBS AG	3/4/2013	2,630,000	2,158,526	2,123,708	34,818
Singapore dollar	Sell	Credit Suisse	6/4/2013	5,237,000	4,233,951	4,228,810	5,141
Turkish lira	Sell	Barclays Bank plc	3/4/2013	1,910,000	1,093,257	1,061,395	31,862
Turkish lira	Sell	UBS AG	4/9/2013	425,000	239,617	235,131	4,486
Turkish lira	Sell	Barclays Bank plc	4/30/2013	2,000,000	1,119,060	1,103,713	15,347
Taiwan dollar	Sell	Deutsche Bank AG	3/4/2013	64,400,000	2,225,294	2,170,799	54,495
Taiwan dollar	Sell	Deutsche Bank AG	3/4/2013	14,200,000	479,082	478,654	428
Taiwan dollar	Sell	Goldman Sachs	3/4/2013	46,700,000	1,615,637	1,574,166	41,471
Taiwan dollar	Sell	J.P. Morgan	4/9/2013	78,300,000	2,711,407	2,640,444	70,963
Taiwan dollar	Sell	Deutsche Bank AG	6/4/2013	98,000,000	3,315,291	3,305,450	9,841
South African rand	Sell	J.P. Morgan	3/4/2013	9,615,000	1,121,173	1,066,626	54,547

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,778,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Open Forward Foreign Currency Exchange Contracts at February 28, 2013 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Argentine peso	Buy	UBS AG	4/9/2013	19,500,000	$3,734,201	$3,693,073	$(41,128)
Argentine peso	Buy	UBS AG	5/8/2013	25,500,000	4,793,233	4,653,285	(139,948)
Argentine peso	Buy	UBS AG	6/4/2013	32,200,000	5,816,474	5,734,639	(81,835)
Chilean peso	Buy	Morgan Stanley	5/8/2013	541,000,000	1,132,984	1,132,768	(216)
Colombian peso	Buy	Barclays Bank plc	3/4/2013	466,000,000	262,240	257,103	(5,137)
Colombian peso	Buy	Goldman Sachs	4/9/2013	4,025,000,000	2,246,094	2,212,639	(33,455)
Colombian peso	Buy	Morgan Stanley	5/8/2013	8,110,000,000	4,526,933	4,448,537	(78,396)
Hungarian forint	Buy	Deutsche Bank AG	3/4/2013	1,112,000,000	5,093,828	4,913,182	(180,646)
Hungarian forint	Buy	J.P. Morgan	3/4/2013	450,000,000	2,069,497	1,988,248	(81,249)
Hungarian forint	Buy	Barclays Bank plc	3/4/2013	58,300,000	262,953	257,589	(5,364)
Hungarian forint	Buy	Barclays Bank plc	3/4/2013	125,600,000	574,525	554,942	(19,583)
Hungarian forint	Buy	Barclays Bank plc	4/9/2013	797,000,000	3,544,842	3,506,082	(38,760)
Hungarian forint	Buy	Barclays Bank plc	5/8/2013	790,000,000	3,606,379	3,463,933	(142,446)
Hungarian forint	Buy	J.P. Morgan	6/4/2013	1,840,000,000	8,078,424	8,045,471	(32,953)
Indonesian rupiah	Buy	Deutsche Bank AG	3/4/2013	31,661,000,000	3,281,953	3,276,349	(5,604)
Indian rupee	Buy	UBS AG	5/8/2013	123,000,000	2,282,004	2,221,925	(60,079)
Indian rupee	Buy	J.P. Morgan	5/8/2013	283,000,000	5,241,711	5,112,233	(129,478)
Indian rupee	Buy	Morgan Stanley	6/4/2013	401,000,000	7,267,126	7,221,972	(45,154)
South Korean won	Buy	Goldman Sachs	3/4/2013	280,700,000	261,506	259,229	(2,277)
South Korean won	Buy	UBS AG	4/9/2013	720,000,000	673,842	661,304	(12,538)
South Korean won	Buy	Deutsche Bank AG	6/4/2013	5,019,000,000	4,598,386	4,595,144	(3,242)
South Korean won	Buy	Credit Suisse	6/4/2013	1,801,000,000	1,650,628	1,648,905	(1,723)
Mexican peso	Buy	J.P. Morgan	4/9/2013	14,830,000	1,170,376	1,157,633	(12,743)
Mexican peso	Buy	J.P. Morgan	5/8/2013	13,000,000	1,019,678	1,012,109	(7,569)
Mexican peso	Buy	J.P. Morgan	5/8/2013	68,000,000	5,324,313	5,294,110	(30,203)
Philippine peso	Buy	Barclays Bank plc	5/8/2013	252,000,000	6,216,083	6,203,793	(12,290)
Polish zloty	Buy	Goldman Sachs	4/9/2013	17,600,000	5,539,966	5,521,025	(18,941)
Polish zloty	Buy	UBS AG	4/9/2013	6,800,000	2,186,857	2,133,123	(53,734)
Polish zloty	Buy	Credit Suisse	5/8/2013	20,300,000	6,551,849	6,351,697	(200,152)
Polish zloty	Buy	Goldman Sachs	6/4/2013	4,800,000	1,500,181	1,498,422	(1,759)
Romanian new leu	Buy	UBS AG	4/9/2013	7,346,142	2,238,551	2,190,036	(48,515)
Russian ruble	Buy	Goldman Sachs	4/9/2013	67,000,000	2,181,700	2,173,965	(7,735)
Russian ruble	Buy	J.P. Morgan	5/8/2013	87,000,000	2,854,237	2,808,869	(45,368)
Russian ruble	Buy	Barclays Bank plc	6/4/2013	315,000,000	10,151,466	10,127,803	(23,663)
Thai baht	Buy	Morgan Stanley	6/4/2013	223,500,000	7,484,930	7,471,169	(13,761)
Turkish lira	Buy	Barclays Bank plc	4/9/2013	9,300,000	5,173,582	5,145,230	(28,352)
Turkish lira	Buy	Barclays Bank plc	4/30/2013	2,000,000	1,122,351	1,103,713	(18,638)
Turkish lira	Buy	Deutsche Bank AG	5/8/2013	5,150,000	2,885,123	2,839,338	(45,785)
Turkish lira	Buy	Deutsche Bank AG	6/4/2013	15,395,000	8,471,209	8,460,304	(10,905)
Taiwan dollar	Buy	Deutsche Bank AG	3/4/2013	125,300,000	4,230,964	4,223,619	(7,345)
Taiwan dollar	Buy	Deutsche Bank AG	4/9/2013	14,200,000	479,406	478,855	(551)
Brazilian real	Sell	Deutsche Bank AG	3/4/2013	5,505,000	2,775,397	2,781,146	(5,749)
Brazilian real	Sell	Goldman Sachs	4/9/2013	500,000	247,060	251,503	(4,443)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2013

Open Forward Foreign Currency Exchange Contracts at February 28, 2013 (concluded):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Chilean peso	Sell	Credit Suisse	3/4/2013	4,823,000,000	$10,185,850	$10,196,617	$(10,767)
Chilean peso	Sell	Deutsche Bank AG	4/9/2013	105,000,000	220,681	220,796	(115)
Colombian peso	Sell	Deutsche Bank AG	3/4/2013	9,584,000,000	5,263,042	5,287,724	(24,682)
Indonesian rupiah	Sell	Deutsche Bank AG	3/4/2013	37,261,000,000	3,837,384	3,855,849	(18,465)
Indonesian rupiah	Sell	Deutsche Bank AG	4/9/2013	22,045,000,000	2,212,909	2,279,492	(66,583)
South Korean won	Sell	Deutsche Bank AG	3/4/2013	4,725,700,000	4,352,676	4,364,232	(11,556)
South Korean won	Sell	Morgan Stanley	4/9/2013	165,000,000	151,180	151,549	(369)
Mexican peso	Sell	J.P. Morgan	4/9/2013	2,500,000	194,325	195,151	(826)
Malaysian ringgit	Sell	J.P. Morgan	5/8/2013	6,650,000	2,124,940	2,142,223	(17,283)
Peruvian Nuevo sol	Sell	UBS AG	6/4/2013	5,650,000	2,188,650	2,193,493	(4,843)
Thai baht	Sell	J.P. Morgan	4/9/2013	5,900,000	196,471	197,881	(1,410)
South African rand	Buy	J.P. Morgan	3/4/2013	86,000,000	9,622,162	9,540,291	(81,871)
South African rand	Buy	Credit Suisse	3/4/2013	2,430,000	284,662	269,569	(15,093)
South African rand	Buy	Barclays Bank plc	3/4/2013	9,665,971	1,093,256	1,072,281	(20,975)
South African rand	Buy	Goldman Sachs	3/4/2013	1,920,000	213,287	212,993	(294)
South African rand	Buy	Barclays Bank plc	5/8/2013	11,200,000	1,238,933	1,231,606	(7,327)
South African rand	Buy	UBS AG	5/8/2013	4,000,000	453,692	439,859	(13,833)
South African rand	Buy	Deutsche Bank AG	6/4/2013	90,950,000	10,000,728	9,965,594	(35,134)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,070,838)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 89.76%

ASSET-BACKED SECURITIES 7.90%

Automobiles 4.48%

Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$229	$229,569
Ally Auto Receivables Trust 2011-5 A2	0.80%	6/16/2014	160	159,951
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	284	283,853
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	219	219,234
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	2,040	2,048,374
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	940	941,443
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	67	66,746
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	243	243,627
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	396	396,317
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	1,245	1,248,088
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	800	800,313
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	1,200	1,200,787
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	819	821,780
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	312	312,332
BMW Vehicle Lease Trust 2011-1 A3	1.06%	2/20/2014	67	66,848
BMW Vehicle Lease Trust 2013-1 A3	0.54%	9/21/2015	675	675,248
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,579	1,579,263
Capital Auto Receivables Asset Trust 2013-1A2	0.62%	7/20/2016	1,579	1,581,878
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	93	93,465
CarMax Auto Owner Trust 2011-2 A2	0.68%	9/15/2014	125	124,799
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	42	42,206
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	107	107,478
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	900	900,616
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	140	139,933
Honda Auto Receivables Owner Trust 2012-4 A3	0.52%	8/18/2016	840	840,877
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	502	502,711
Huntington Auto Trust 2012-2 A3	0.51%	4/17/2017	1,620	1,620,610
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	381	381,835
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	1,200	1,207,598
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	1,600	1,599,839
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	279	279,637
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	850	851,286
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	1,000	1,000,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%		4/15/2014	$187	$187,336
Nissan Auto Lease Trust 2012-A A3	0.98%		5/15/2015	500	503,179
Nissan Auto Lease Trust 2012-B A3	0.58%		11/16/2015	3,275	3,283,407
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%		10/15/2014	184	184,177
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	149	150,054
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%		8/15/2014	265	265,372
Santander Drive Auto Receivables Trust 2011-3 A3	1.23%		4/15/2015	600	602,539
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%		3/16/2015	464	465,013
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%		9/15/2015	125	126,076
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	90	90,633
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	244	244,710
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	550	553,525
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	1,350	1,352,648
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	800	800,995
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	2,360	2,361,771
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	300	300,074
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	300	300,216
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	1,150	1,156,094
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	2,555	2,556,681

Total					38,053,734

Credit Cards 1.43%

American Express Credit Account Master Trust 2012-3 B	0.701%	#	3/15/2018	300	301,112
Bank One Issuance Trust 2003-A4	0.451%	#	1/15/2016	300	300,158
Bank One Issuance Trust 2003-A8	0.451%	#	5/16/2016	345	345,368
Capital One Multi-Asset Execution Trust 2006-A5	0.261%	#	1/15/2016	280	280,001
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	1,350	1,352,796
Chase Issuance Trust 2011-A1	0.391%	#	3/16/2015	450	450,043
Chase Issuance Trust 2012-A6 A	0.331%	#	8/15/2017	650	650,358
Citibank Omni Master Trust 2009-A14A†	2.951%	#	8/15/2018	2,550	2,645,310
Discover Card Master Trust 2008-A4	5.65%		12/15/2015	275	279,383
Discover Card Master Trust 2010-A1	0.851%	#	9/15/2015	230	230,052
Discover Card Master Trust 2012-B3	0.651%	#	5/15/2018	1,150	1,153,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards (continued)

Dryrock Issuance Trust 2012-1 A	0.351%	#	8/15/2017	$925	$925,305
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	750	750,426
MBNA Credit Card Master Note Trust 2004-B1	4.45%		8/15/2016	350	363,931
MBNA Credit Card Master Note Trust 2006-A5	0.261%	#	10/15/2015	500	499,941
World Financial Network Credit Card Master Trust 2006-A†	0.331%	#	2/15/2017	1,225	1,224,936
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	400	406,821

Total					12,159,803

Home Equity 0.35%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.362%	#	5/25/2036	2,089	1,848,643
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.272%	#	12/25/2036	71	69,174
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.322%	#	4/25/2037	25	24,538
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A	0.262%	#	5/25/2037	39	38,179
New Century Home Equity Loan Trust 2005-A A6	4.953%	#	8/25/2035	714	709,167
Option One Mortgage Loan Trust 2005-1 A4	0.602%	#	2/25/2035	259	255,570

Total					2,945,271

Other 1.64%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.532%	#	6/25/2035	81	80,194
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	520	521,911
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	1,100	1,123,459
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A1†	0.898%		1/15/2044	1,000	1,000,911
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	750	756,522
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A3†	2.289%		1/15/2048	375	384,495
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B1†	1.247%		1/15/2044	350	350,678
Morgan Stanley ABS Capital I 2006-HE1 A3	0.382%	#	1/25/2036	144	141,484
Nelnet Student Loan Trust 2010-3A A†	1.081%	#	7/27/2048	792	801,736
Nelnet Student Loan Trust 2010-4A A†	1.002%	#	4/25/2046	296	300,013
Nelnet Student Loan Trust 2012-1A A†	1.002%	#	12/27/2039	451	457,484
Saxon Asset Securities Trust 2006-3 A2	0.312%	#	10/25/2046	56	56,096
SLM Student Loan Trust 2007-2 A2	0.301%	#	7/25/2017	476	475,319
SLM Student Loan Trust 2007-6 A2	0.551%	#	1/25/2019	300	300,817
SLM Student Loan Trust 2007-7 A2	0.501%	#	1/25/2016	494	494,580
SLM Student Loan Trust 2010-A 2A†	3.451%	#	5/16/2044	2,062	2,187,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Other (continued)

SLM Student Loan Trust 2010-C A1†	1.851%#	12/15/2017	$148	$148,901
SLM Student Loan Trust 2011-1 A1(a)	0.722%#	3/25/2026	463	465,963
SLM Student Loan Trust 2011-A A1†	1.201%#	10/15/2024	677	682,335
SLM Student Loan Trust 2011-B A1†	1.051%#	12/16/2024	1,190	1,197,362
SLM Student Loan Trust 2011-C A1†	1.601%#	12/15/2023	475	481,077
SLM Student Loan Trust 2012-A A1†	1.601%#	8/15/2025	210	213,573
SLM Student Loan Trust 2012-C A1†	1.301%#	8/15/2023	384	387,739
SLM Student Loan Trust 2012-E A1†	0.951%#	10/16/2023	833	837,262
Structured Asset Securities Corp. 2006-GEL3 A2†	0.432%#	7/25/2036	134	132,738

Total				13,979,715

Total Asset-Backed Securities (cost $66,957,858)				67,138,523

CONVERTIBLE BONDS 0.12%

Communications Technology 0.08%

JDS Uniphase Corp.	1.00%	5/15/2026	650	648,784

Financial: Miscellaneous 0.04%

NASDAQ OMX Group, Inc. (The)	2.50%	8/15/2013	335	336,047

Total Convertible Bonds (cost $987,217)				984,831

CORPORATE BONDS 46.93%

Advertising 0.10%

MDC Partners, Inc.	11.00%	11/1/2016	325	359,937
MDC Partners, Inc.†	11.00%	11/1/2016	450	498,375

Total				858,312

Aerospace/Defense 0.11%

BAE Systems Holdings, Inc.†	4.95%	6/1/2014	250	261,290
BAE Systems Holdings, Inc.†	5.20%	8/15/2015	150	163,475
BAE Systems plc (United Kingdom)†(b)	3.50%	10/11/2016	450	473,761

Total				898,526

Air Transportation 0.16%

Continental Airlines, Inc.†	6.75%	9/15/2015	1,250	1,318,750
Continental Airlines, Inc.	7.461%	4/1/2015	15	15,869

Total				1,334,619

Apparel 0.18%

Fifth & Pacific Cos., Inc.†	10.50%	4/15/2019	170	191,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
 LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Apparel (continued)

J. Crew Group, Inc.	8.125%		3/1/2019	$396	$426,690
Perry Ellis International, Inc.	7.875%		4/1/2019	469	494,209
PVH Corp.	7.375%		5/15/2020	358	403,197

Total					1,515,346

Auto Parts: Original Equipment 0.07%

Delphi Corp.	5.875%		5/15/2019	50	53,750
Hertz Corp. (The)	7.50%		10/15/2018	400	439,000
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	100	98,750
Stanadyne Holdings, Inc.	12.00%		2/15/2015	50	35,750

Total					627,250

Auto: Trucks & Parts 0.00%

Commercial Vehicle Group, Inc.	7.875%		4/15/2019	25	25,344

Automotive 0.28%

Kia Motors Corp. (South Korea)†(b)	3.625%		6/14/2016	200	212,059
TRW Automotive, Inc. †	8.875%		12/1/2017	1,974	2,166,465

Total					2,378,524

Banks: Diversified 7.26%

Abbey National Treasury Services plc (United Kingdom)(b)	1.881%	#	4/25/2014	275	277,387
Abbey National Treasury Services plc (United Kingdom)(b)	2.875%		4/25/2014	1,460	1,486,990
Abbey National Treasury Services plc (United Kingdom)†(b)	3.875%		11/10/2014	200	208,010
Abbey National Treasury Services plc (United Kingdom)(b)	4.00%		4/27/2016	450	478,898
Associated Banc-Corp	1.875%		3/12/2014	550	552,817
Associated Banc-Corp	5.125%		3/28/2016	800	877,519
Banco Bradesco SA†	2.39%	#	5/16/2014	1,953	1,965,933
Banco Bradesco SA†	4.50%		1/12/2017	700	750,750
Banco Davivienda SA (Colombia)†(b)	2.95%		1/29/2018	200	198,000
Banco de Credito e Inversiones (Chile)†(b)	3.00%		9/13/2017	200	201,916
Banco del Estado de Chile (Chile)†(b)	2.00%		11/9/2017	500	500,090
Banco del Estado de Chile COD	2.03%		4/2/2015	100	102,421
Banco do Brasil SA	3.875%		1/23/2017	200	211,100
Bank of America Corp.	5.375%		6/15/2014	1,800	1,902,722
Bank of America Corp.	5.42%		3/15/2017	550	614,143
Bank of America Corp.	5.75%		8/15/2016	370	410,997
Bank of America Corp.	5.75%		12/1/2017	315	364,943
Bank of America Corp.	6.00%		9/1/2017	275	319,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Bank of America Corp.	7.375%	5/15/2014	$1,250	$1,345,245
Bank of America Corp.	7.625%	6/1/2019	450	574,745
Bank of America Corp.	7.75%	8/15/2015	50	56,718
Bank of America Corp.	7.80%	9/15/2016	165	193,480
Bank of America NA	5.30%	3/15/2017	1,625	1,823,011
Bank of America NA	6.10%	6/15/2017	250	288,957
Bank of Nova Scotia (Canada)†(b)	2.15%	8/3/2016	1,980	2,074,969
Bank One Corp.	4.90%	4/30/2015	600	646,858
Citigroup, Inc.	3.953%	6/15/2016	625	672,328
Citigroup, Inc.	4.70%	5/29/2015	375	402,427
Citigroup, Inc.	5.00%	9/15/2014	5,175	5,445,683
Citigroup, Inc.	5.30%	1/7/2016	500	553,737
Citigroup, Inc.	5.50%	2/15/2017	550	618,273
Citigroup, Inc.	5.50%	4/11/2013	1,350	1,357,879
Citigroup, Inc.	6.01%	1/15/2015	775	841,852
Citigroup, Inc.	6.125%	11/21/2017	233	275,918
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	280	291,136
Corpbanca SA (Chile)(b)	3.125%	1/15/2018	200	197,679
Discover Bank	8.70%	11/18/2019	500	669,795
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	2,840	2,943,813
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	150	158,358
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	130,535
Goldman Sachs Group, Inc. (The)	3.30%	5/3/2015	450	470,755
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	460	486,250
Goldman Sachs Group, Inc. (The)	5.125%	1/15/2015	100	107,176
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	265	294,070
Goldman Sachs Group, Inc. (The)	5.50%	11/15/2014	300	322,025
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	625	703,385
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	1,275	1,508,246
Goldman Sachs Group, Inc. (The)	6.25%	9/1/2017	300	354,097
Hana Bank (South Korea)†(b)	1.375%	2/5/2016	200	199,891
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018	1,150	1,280,170
JPMorgan Chase Bank NA	6.00%	10/1/2017	2,800	3,318,364
KeyBank NA	7.413%	5/6/2015	600	677,971
Korea Development Bank (The) (South Korea)(b)	1.00%	1/22/2016	200	199,470
Morgan Stanley	1.902%#	1/24/2014	50	50,449
Morgan Stanley	3.45%	11/2/2015	700	730,339
Morgan Stanley	4.00%	7/24/2015	1,300	1,372,647
Morgan Stanley	4.20%	11/20/2014	575	602,843
Morgan Stanley	4.75%	4/1/2014	1,500	1,552,084
Morgan Stanley	5.375%	10/15/2015	300	327,689
Morgan Stanley	5.55%	4/27/2017	375	423,268
Morgan Stanley	5.95%	12/28/2017	150	173,867
Morgan Stanley	6.00%	4/28/2015	2,350	2,566,661
Morgan Stanley	6.00%	5/13/2014	210	222,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Morgan Stanley	6.25%		8/28/2017	$750	$871,031
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%		9/22/2016	1,210	1,260,242
Provident Funding Associates LP/PFG Finance Corp.†	10.125%		2/15/2019	15	16,125
Regions Bank	7.50%		5/15/2018	250	305,625
Regions Financial Corp.	7.75%		11/10/2014	1,150	1,270,750
Royal Bank of Canada (Canada)(b)	1.20%		9/19/2017	2,345	2,352,551
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	5.298%		12/27/2017	200	213,250
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	7.125%		1/14/2014	200	209,060
Sberbank via SB Capital SA (Russia)†(b)	4.95%		2/7/2017	200	214,750
Sberbank via SB Capital SA (Russia)†(b)	5.40%		3/24/2017	100	108,650
Shinhan Bank (South Korea)†(b)	4.375%		7/27/2017	200	222,592
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%		6/30/2017	950	994,090
Swedbank Hypotek AB (Sweden)†(b)	2.95%		3/28/2016	370	394,192
Synovus Financial Corp.	5.125%		6/15/2017	300	300,375
Synovus Financial Corp.	7.875%		2/15/2019	200	228,000
Turkiye Halk Bankasi AS (Turkey)†(b)	4.875%		7/19/2017	1,200	1,281,600
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(b)	6.00%		4/12/2017	200	216,750
Wells Fargo Bank, NA	4.75%		2/9/2015	250	268,287

Total					61,659,480

Banks: Money Center 0.63%

Akbank TAS (Turkey)†(b)	3.875%		10/24/2017	150	154,500
Banco de Credito del Peru (Peru)†(b)	4.75%		3/16/2016	100	107,250
Banco Latinoamericano de Comercio Exterior SA (Panama)†(b)	3.75%		4/4/2017	200	206,000
BBVA Banco Continental SA (Peru)†(b)	2.25%		7/29/2016	600	589,500
Caribbean Development Bank†	0.602%	#	7/19/2013	200	200,170
Eurasian Development Bank (Kazakhstan)†(b)	7.375%		9/29/2014	400	434,000
Export-Import Bank of Korea (South Korea)(b)	3.75%		10/20/2016	200	217,642
Wachovia Corp.	5.625%		10/15/2016	275	315,111
Wilmington Trust Corp.	8.50%		4/2/2018	350	438,540
Zions Bancorporation	4.00%		6/20/2016	375	385,611
Zions Bancorporation	4.50%		3/27/2017	775	829,631
Zions Bancorporation	7.75%		9/23/2014	1,350	1,475,041

Total					5,352,996

Beverages 0.31%

Beam, Inc.	4.875%		12/1/2013	100	102,804
Beam, Inc.	5.375%		1/15/2016	50	55,654
Central American Bottling Corp.†	6.75%		2/9/2022	30	32,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Beverages (continued)

Constellation Brands, Inc.	8.375%	12/15/2014	$50	$55,563
Cott Beverages, Inc.	8.125%	9/1/2018	50	55,125
Cott Beverages, Inc.	8.375%	11/15/2017	550	597,438
Pernod Ricard SA (France)†(b)	2.95%	1/15/2017	1,650	1,742,784

Total				2,642,218

Biotechnology Research & Production 0.49%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	1,475	1,590,268
Life Technologies Corp.	3.375%	3/1/2013	350	350,000
Life Technologies Corp.	3.50%	1/15/2016	340	356,306
Life Technologies Corp.	4.40%	3/1/2015	1,750	1,847,202

Total				4,143,776

Brokers 0.29%

E*Trade Financial Corp.	6.75%	6/1/2016	200	214,500
Jefferies Group, Inc.	5.875%	6/8/2014	325	343,688
Raymond James Financial, Inc.	8.60%	8/15/2019	1,500	1,935,187

Total				2,493,375

Building Materials 0.23%

Cemex Finance LLC†	9.375%	10/12/2022	200	233,500
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	95	101,175
Interline Brands, Inc.	7.50%	11/15/2018	245	266,438
Interline Brands, Inc. PIK†	10.00%	11/15/2018	500	552,187
Nortek, Inc.	8.50%	4/15/2021	165	182,738
Owens Corning, Inc.	6.50%	12/1/2016	175	197,671
Owens Corning, Inc.	9.00%	6/15/2019	300	385,849

Total				1,919,558

Business Services 0.75%

Alliance Data Systems Corp.†	5.25%	12/1/2017	800	834,000
Alliance Data Systems Corp.†	6.375%	4/1/2020	500	541,250
ERAC USA Finance LLC†	2.25%	1/10/2014	425	430,506
ERAC USA Finance LLC†	2.75%	7/1/2013	120	120,849
ERAC USA Finance LLC†	5.60%	5/1/2015	75	82,435
ERAC USA Finance LLC†	5.90%	11/15/2015	250	280,964
Expedia, Inc.	7.456%	8/15/2018	550	656,481
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	100	108,250
Iron Mountain, Inc.	7.75%	10/1/2019	682	760,430
Iron Mountain, Inc.	8.00%	6/15/2020	275	291,156
Iron Mountain, Inc.	8.375%	8/15/2021	1,500	1,653,750
Monitronics International, Inc.	9.125%	4/1/2020	150	158,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Business Services (continued)

Verisk Analytics, Inc.	4.875%	1/15/2019	$435	$464,931

Total				6,383,252

Chemicals 1.49%

Airgas, Inc.	2.85%	10/1/2013	125	126,595
Airgas, Inc.	7.125%	10/1/2018	1,125	1,201,826
Braskem SA (Brazil)†(b)	11.75%	1/22/2014	100	109,500
Cabot Finance BV (Netherlands)†(b)	5.25%	9/1/2013	100	102,039
CF Industries, Inc.	6.875%	5/1/2018	1,325	1,617,560
Chemtura Corp.	7.875%	9/1/2018	800	868,000
Cytec Industries, Inc.	6.00%	10/1/2015	500	553,706
Eagle Spinco, Inc.†	4.625%	2/15/2021	100	102,000
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	585	614,015
INEOS Finance plc (United Kingdom)†(b)	8.375%	2/15/2019	100	109,875
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	400	408,500
Methanex Corp. (Canada)(b)	3.25%	12/15/2019	400	407,139
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	1,000	1,078,449
Phibro Animal Health Corp.†	9.25%	7/1/2018	775	835,062
PhosAgro OAO via PhosAgro Bond Funding Ltd. (Ireland)†(b)	4.204%	2/13/2018	200	202,750
Rhodia SA (France)†(b)	6.875%	9/15/2020	2,650	3,007,970
Sibur Securities Ltd. (Ireland)†(b)	3.914%	1/31/2018	200	200,000
Yara International ASA (Norway) †(b)	7.875%	6/11/2019	850	1,096,478

Total				12,641,464

Coal 0.26%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	1,350	1,447,875
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	700	759,500

Total				2,207,375

Communications & Media 0.14%

Digicel Ltd. (Jamaica)†(b)	8.25%	9/1/2017	610	649,650
Digicel Ltd. (Jamaica) †(b)	12.00%	4/1/2014	500	535,000

Total				1,184,650

Computer Hardware 0.76%

Hewlett-Packard Co.	1.25%	9/13/2013	1,625	1,628,776
Hewlett-Packard Co.	2.35%	3/15/2015	1,000	1,019,672
Hewlett-Packard Co.	4.50%	3/1/2013	2,300	2,300,000
Hewlett-Packard Co.	6.125%	3/1/2014	550	577,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Hardware (continued)

Seagate Technology International†	10.00%	5/1/2014	$875	$934,063

Total				6,460,386

Computer Software 0.66%

Autodesk, Inc.	1.95%	12/15/2017	700	694,075
BMC Software, Inc.	7.25%	6/1/2018	1,350	1,601,173
Brocade Communications Systems, Inc.	6.875%	1/15/2020	50	54,875
Netflix, Inc.	8.50%	11/15/2017	425	466,144
SERENA Software, Inc.	10.375%	3/15/2016	450	460,125
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,500	1,618,125
Symantec Corp.	2.75%	6/15/2017	715	738,597

Total				5,633,114

Construction/Homebuilding 0.29%

CRH America, Inc.	4.125%	1/15/2016	125	132,087
CRH America, Inc.	5.30%	10/15/2013	1,068	1,096,097
CRH America, Inc.	6.00%	9/30/2016	600	683,987
CRH America, Inc.	8.125%	7/15/2018	350	430,847
Empresas ICA SAB de CV (Mexico)†(b)	8.375%	7/24/2017	150	159,750

Total				2,502,768

Consumer Products 0.17%

Avon Products, Inc.	4.625%	5/15/2013	500	503,194
Avon Products, Inc.	5.625%	3/1/2014	875	911,948

Total				1,415,142

Containers 0.45%

Ball Corp.	6.75%	9/15/2020	380	420,850
Berry Plastics Corp.	9.50%	5/15/2018	1,225	1,368,937
Berry Plastics Corp.	10.25%	3/1/2016	150	152,869
BWAY Holding Co.	10.00%	6/15/2018	300	338,250
Rock-Tenn Co.†	3.50%	3/1/2020	85	86,543
Rock-Tenn Co.†	4.45%	3/1/2019	999	1,074,855
Rock-Tenn Co.	5.625%	3/15/2013	400	400,386

Total				3,842,690

Copper 0.01%

Southern Copper Corp.	6.375%	7/27/2015	100	110,209

Data Product, Equipment & Communications 0.76%

Fidelity National Information Services, Inc.	7.625%	7/15/2017	2,000	2,162,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Data Product, Equipment & Communications (continued)

Fidelity National Information Services, Inc.	7.875%		7/15/2020	$3,750	$4,260,937

Total					6,423,437

Diversified 0.21%

Ingersoll-Rand Global Holding Co., Ltd.	9.50%		4/15/2014	1,600	1,751,512

Drugs 0.92%

Mylan, Inc.†	6.00%		11/15/2018	3,400	3,746,178
Mylan, Inc.†	7.625%		7/15/2017	925	1,032,737
Mylan, Inc.†	7.875%		7/15/2020	2,600	3,034,437

Total					7,813,352

Electric: Power 1.44%

Black Hills Corp.	9.00%		5/15/2014	1,150	1,252,214
CE Generation LLC	7.416%		12/15/2018	1,169	1,189,500
DPL, Inc.	6.50%		10/15/2016	500	527,500
Duquesne Light Holdings, Inc.	5.50%		8/15/2015	1,125	1,219,503
Elwood Energy LLC	8.159%		7/5/2026	219	228,348
Entergy Corp.	4.70%		1/15/2017	900	982,584
Entergy Mississippi, Inc.	3.25%		6/1/2016	80	83,908
Indiantown Cogeneration LP	9.77%		12/15/2020	714	775,641
Monongahela Power Co., Inc.†	7.95%		12/15/2013	200	210,862
NiSource Finance Corp.	5.40%		7/15/2014	100	106,083
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%		6/1/2016	380	412,300
Oncor Electric Delivery Co. LLC	5.00%		9/30/2017	225	256,159
PNM Resources, Inc.	9.25%		5/15/2015	125	143,125
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%		5/1/2016	1,365	1,444,202
Red Oak Power LLC	8.54%		11/30/2019	681	731,948
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(b)	11.50%		2/12/2015	227	242,470
Trans-Allegheny Interstate Line Co.†	4.00%		1/15/2015	545	573,379
TransAlta Corp. (Canada) (b)	5.75%		12/15/2013	1,750	1,811,283

Total					12,191,009

Electrical Equipment 0.15%

Xerox Corp.	1.71%	#	9/13/2013	395	396,675
Xerox Corp.	8.25%		5/15/2014	850	921,226

Total					1,317,901

Electrical: Household 0.04%

WireCo WorldGroup, Inc.	9.50%		5/15/2017	360	378,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electronics 0.17%

FLIR Systems, Inc.	3.75%	9/1/2016	$589	$603,666
Jabil Circuit, Inc.	7.75%	7/15/2016	750	868,125

Total				1,471,791

Electronics: Semi-Conductors/Components 0.04%

Avnet, Inc.	5.875%	3/15/2014	350	365,363

Energy Equipment & Services 1.19%

Energy Transfer Partners LP	5.95%	2/1/2015	1,680	1,830,772
Energy Transfer Partners LP	6.00%	7/1/2013	2,440	2,477,517
Energy Transfer Partners LP	8.50%	4/15/2014	1,100	1,187,535
Energy Transfer Partners LP	9.00%	4/15/2019	2,070	2,748,175
Energy Transfer Partners LP	9.70%	3/15/2019	500	677,631
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	1,230	1,230,000

Total				10,151,630

Engineering & Contracting Services 0.03%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	375	296,250

Entertainment 0.77%

American Casino & Entertainment Properties
LLC/ACEP Finance Corp.	11.00%	6/15/2014	400	409,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021	325	325,000
Greektown Superholdings, Inc.	13.00%	7/1/2015	475	511,812
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	250	275,313
Production Resource Group LLC	8.875%	5/1/2019	100	78,375
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	100	102,989
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	300	329,958
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	2,200	2,395,250
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	850	853,719
Vail Resorts, Inc.	6.50%	5/1/2019	500	538,750
WMG Acquisition Corp.	11.50%	10/1/2018	550	641,437
WMG Holdings Corp. †	13.75%	10/1/2019	100	117,000

Total				6,578,603

Financial Services 2.84%

Air Lease Corp.	4.50%	1/15/2016	800	822,000
Air Lease Corp.	5.625%	4/1/2017	1,250	1,331,250
Aon Corp.	3.50%	9/30/2015	25	26,344
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	1,350	1,540,152
CNH Capital LLC	3.875%	11/1/2015	139	143,518
Credit Suisse AG (Guernsey)†(b)	1.625%	3/6/2015	2,055	2,093,525
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	850	875,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)

FMR LLC†	4.75%	3/1/2013	$300	$300,000
General Electric Capital Corp.	4.375%	9/21/2015	835	910,191
Hyundai Capital America†	1.625%	10/2/2015	250	251,968
Hyundai Capital America†	3.75%	4/6/2016	100	106,118
Hyundai Capital America†	4.00%	6/8/2017	200	216,166
Hyundai Capital Services, Inc. (South Korea)†(b)	3.50%	9/13/2017	200	212,668
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	600	650,169
Hyundai Capital Services, Inc. (South Korea)†(b)	6.00%	5/5/2015	200	218,693
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	150	159,074
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	350	369,708
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	500	564,552
Merrill Lynch & Co., Inc.	6.40%	8/28/2017	575	675,705
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	723	785,845
Nationstar Mortgage LLC/Nationstar Capital Corp.†	6.50%	7/1/2021	150	154,500
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	275	314,875
Nationstar Mortgage LLC/Nationstar Capital Corp.	10.875%	4/1/2015	800	852,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	300	328,125
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	650	757,250
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	922	973,030
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	3,750	4,021,875
Western Union Co. (The)	2.875%	12/10/2017	3,000	3,019,638
Woodside Finance Ltd. (Australia)†(b)	4.50%	11/10/2014	350	368,571
Woodside Finance Ltd. (Australia)†(b)	5.00%	11/15/2013	150	154,009
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	835	893,025

Total				24,089,888

Financial: Miscellaneous 1.89%

Compagnie de Financement Foncier SA (France)†(b)	2.125%	4/22/2013	1,040	1,042,010
Compagnie de Financement Foncier SA (France)†(b)	2.25%	3/7/2014	1,500	1,527,123
Equifax, Inc.	4.45%	12/1/2014	55	57,907
Ford Motor Credit Co. LLC	2.75%	5/15/2015	150	153,334
Ford Motor Credit Co. LLC	3.875%	1/15/2015	500	520,646
Ford Motor Credit Co. LLC	7.00%	10/1/2013	1,000	1,036,840
Ford Motor Credit Co. LLC	7.00%	4/15/2015	300	332,362
Ford Motor Credit Co. LLC	8.00%	12/15/2016	3,100	3,722,523
Ford Motor Credit Co. LLC	8.70%	10/1/2014	200	222,996
Ford Motor Credit Co. LLC	12.00%	5/15/2015	900	1,099,125
Hercules Offshore, Inc.†	10.50%	10/15/2017	150	163,500
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	650	676,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial: Miscellaneous (continued)

NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	$660	$719,011
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	450	485,224
SLM Corp.	3.875%	9/10/2015	375	386,987
SLM Corp.	5.00%	10/1/2013	25	25,563
SLM Corp.	5.00%	6/15/2018	200	202,092
SLM Corp.	6.00%	1/25/2017	25	27,188
SLM Corp.	6.25%	1/25/2016	2,250	2,446,875
SLM Corp.	8.45%	6/15/2018	875	1,039,062
Turkiye Garanti Bankasi AS (Turkey)†(b)	4.00%	9/13/2017	200	206,500

Total				16,093,121

Food 0.70%

CFG Investment SAC (Peru)†(b)	9.75%	7/30/2019	200	173,000
Dean Foods Co.	9.75%	12/15/2018	1,400	1,589,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	850	937,125
JBS USA LLC/JBS USA Finance, Inc.	11.625%	5/1/2014	100	110,875
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%	2/10/2022	200	251,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	1,100	1,115,125
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014	100	110,250
Southern States Cooperative, Inc.†	11.25%	5/15/2015	500	527,500
Wells Enterprises, Inc.†	6.75%	2/1/2020	586	618,962
Wm. Wrigley Jr. Co.†	3.05%	6/28/2013	130	130,806
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	350	373,681

Total				5,937,324

Gaming 0.05%

CCM Merger, Inc.†	9.125%	5/1/2019	450	457,875

Health Care Products 0.74%

Bausch & Lomb, Inc.	9.875%	11/1/2015	916	948,060
Biogen Idec, Inc.	6.875%	3/1/2018	750	920,098
Boston Scientific Corp.	4.50%	1/15/2015	1,250	1,325,845
Boston Scientific Corp.	5.45%	6/15/2014	2,535	2,675,391
Boston Scientific Corp.	6.25%	11/15/2015	100	112,600
Boston Scientific Corp.	6.40%	6/15/2016	50	57,334
Hanger, Inc.	7.125%	11/15/2018	225	244,125

Total				6,283,453

Health Care Services 0.31%

American Renal Associates Holdings, Inc. PIK	9.75%	3/1/2016	274	288,728
American Renal Holdings Co., Inc.	8.375%	5/15/2018	1,080	1,142,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Care Services (continued)

Centene Corp.	5.75%	6/1/2017	$60	$63,900
Community Health Systems, Inc.	8.00%	11/15/2019	750	831,562
Nationwide Health Properties, Inc.	6.00%	5/20/2015	250	277,154

Total				2,603,444

Household Equipment/Products 0.21%

Newell Rubbermaid, Inc.	2.00%	6/15/2015	105	106,969
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	750	823,125
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016	787	815,537

Total				1,745,631

Household Furnishings 0.10%

Whirlpool Corp.	8.60%	5/1/2014	800	870,512

Industrial Products 0.09%

Vale Overseas Ltd. (Brazil)(b)	6.25%	1/11/2016	200	224,735
Vale Overseas Ltd. (Brazil)(b)	9.00%	8/15/2013	500	517,545

Total				742,280

Insurance 0.79%

Allied World Assurance Co. Ltd.	7.50%	8/1/2016	75	88,450
American International Group, Inc.†	3.75%	11/30/2013	50	51,142
Assurant, Inc.	5.625%	2/15/2014	350	365,099
Fidelity National Financial, Inc.	6.60%	5/15/2017	475	540,352
Hartford Financial Services Group, Inc.	4.75%	3/1/2014	25	25,829
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	400	456,371
Hartford Financial Services Group, Inc.	5.50%	10/15/2016	50	56,228
Hartford Financial Services Group, Inc.	6.30%	3/15/2018	525	631,158
Hartford Financial Services Group, Inc.	7.30%	11/1/2015	35	39,712
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	160	166,602
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	225	259,028
Markel Corp.	7.125%	9/30/2019	460	569,055
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	875	930,872
Willis North America, Inc.	5.625%	7/15/2015	1,682	1,825,424
Willis North America, Inc.	6.20%	3/28/2017	615	702,477

Total				6,707,799

Investment Management Companies 0.39%

Lazard Group LLC	6.85%	6/15/2017	1,300	1,499,623
Lazard Group LLC	7.125%	5/15/2015	850	942,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Investment Management Companies (continued)

Nuveen Investments, Inc.	5.50%	9/15/2015	$750	$731,250
Yankee Candle Corp.	9.75%	2/15/2017	175	182,001

Total				3,355,854

Jewelry, Watches & Gemstones 0.21%

ALROSA Finance SA (Luxembourg)†(b)	8.875%	11/17/2014	1,600	1,774,720

Leasing 0.84%

International Lease Finance Corp.	4.875%	4/1/2015	150	157,125
International Lease Finance Corp.	5.625%	9/20/2013	400	409,252
International Lease Finance Corp.	5.75%	5/15/2016	340	367,329
International Lease Finance Corp.	5.875%	5/1/2013	675	680,231
International Lease Finance Corp.	6.375%	3/25/2013	925	928,755
International Lease Finance Corp.†	6.50%	9/1/2014	100	107,250
International Lease Finance Corp.	6.625%	11/15/2013	250	259,375
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	638	703,395
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	7/11/2014	160	162,748
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	1,475	1,493,172
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	1,303	1,357,989
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	500	528,603

Total				7,155,224

Leisure 0.28%

Easton-Bell Sports, Inc.	9.75%	12/1/2016	1,500	1,620,015
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	285	293,550
Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	428	493,270

Total				2,406,835

Lodging 0.75%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	575	639,688
Host Hotels & Resorts LP	5.875%	6/15/2019	1,500	1,652,812
Host Hotels & Resorts LP	6.00%	11/1/2020	886	982,353
Host Hotels & Resorts LP	9.00%	5/15/2017	1,000	1,062,500
Hyatt Hotels Corp.	3.875%	8/15/2016	50	53,449
Hyatt Hotels Corp.†	5.75%	8/15/2015	355	387,793
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	650	792,005
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	500	538,125
Wyndham Worldwide Corp.	2.50%	3/1/2018	225	226,586

Total				6,335,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Machinery: Agricultural 0.34%

American Rock Salt Co. LLC/American Rock
Capital Corp.†	8.25%	5/1/2018		$250	$233,125
Camposol SA (Peru)†(b)	9.875%	2/2/2017		470	508,775
Lorillard Tobacco Co.	8.125%	6/23/2019		1,150	1,472,489
MHP SA (Ukraine)†(b)	10.25%	4/29/2015		600	642,000
Universal Corp.	5.20%	10/15/2013		25	25,566

Total					2,881,955

Machinery: Oil Well Equipment & Services 0.06%

National Oilwell Varco, Inc.	6.125%	8/15/2015		500	503,669

Manufacturing 0.09%

J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		200	211,000
Smiths Group plc (United Kingdom) †(b)	6.05%	5/15/2014		500	523,079

Total					734,079

Materials & Commodities 0.14%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		1,050	1,155,000

Media 0.41%

Globo Comunicacao e Participacoes SA (Brazil)(7.25% after 5/11/2017)~ †(b)	5.307%	5/11/2022		200	218,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		50	55,250
Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		750	743,142
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017		1,300	1,405,625
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020		413	468,755
Videotron Ltee (Canada)(b)	6.375%	12/15/2015		100	101,500
Videotron Ltee (Canada) (b)	9.125%	4/15/2018		450	475,875

Total					3,468,147

Metal Fabricating 0.03%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015		51	51,414
Timken Co.	6.00%	9/15/2014		175	186,347
Xstrata Canada Corp. (Canada) (b)	6.00%	10/15/2015		25	27,861

Total					265,622

Metals & Minerals: Miscellaneous 0.95%

Allied Nevada Gold Corp.†(c)	8.75%	6/1/2019	CAD	1,250	1,230,303
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019		$2,375	3,184,331
Compass Minerals International, Inc.	8.00%	6/1/2019		250	271,250
Corp. Nacional del Cobre de Chile (Chile)†(b)	5.50%	10/15/2013		200	205,546
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.75%	10/15/2014		100	105,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals & Minerals: Miscellaneous (continued)

IAMGOLD Corp. (Canada)†(b)	6.75%	10/1/2020	$635	$617,538
KGHM International Ltd. (Canada)†(b)	7.75%	6/15/2019	425	454,750
Kinross Gold Corp. (Canada)(b)	3.625%	9/1/2016	1,275	1,310,885
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	255	276,675
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	20	21,150
Xstrata Finance Canada Ltd. (Canada) †(b)	1.80%	10/23/2015	350	354,000

Total				8,032,295

Miscellaneous 0.05%

Harvest Operations Corp. (Canada)(b)	6.875%	10/1/2017	200	223,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	200	207,000

Total				430,000

Natural Gas 0.11%

Korea Gas Corp. (South Korea)†(b)	6.00%	7/15/2014	230	245,632
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	100	111,076
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	500	596,949

Total				953,657

Oil 2.61%

Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	200	237,390
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	400	471,000
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	20	21,530
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	125	127,877
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	100	126,488
Chaparral Energy, Inc.	7.625%	11/15/2022	150	163,500
Chaparral Energy, Inc.	9.875%	10/1/2020	730	843,150
CNPC General Capital Ltd. (China)†(b)	2.75%	4/19/2017	200	208,267
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	200	209,366
Concho Resources, Inc.	5.50%	4/1/2023	250	261,250
Continental Resources, Inc.	7.125%	4/1/2021	500	570,000
Continental Resources, Inc.	7.375%	10/1/2020	1,175	1,330,688
DCP Midstream LLC†	9.70%	12/1/2013	325	345,443
DCP Midstream LLC†	9.75%	3/15/2019	125	165,308
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	546	588,315
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	875	993,125
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	1,800	1,917,576
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	545	603,588
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,160	1,278,900
HollyFrontier Corp.	9.875%	6/15/2017	395	423,638
Husky Oil Ltd. (Canada)(b)	7.55%	11/15/2016	100	119,378
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	400	409,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)

KazMunaiGas National Co. (Kazakhstan)†(b)	11.75%	1/23/2015	$100	$117,250
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	50	51,813
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	975	1,101,750
Laredo Petroleum, Inc.	7.375%	5/1/2022	246	268,140
Laredo Petroleum, Inc.	9.50%	2/15/2019	125	141,875
LUKOIL International Finance BV
(Netherlands)†(b)	6.375%	11/5/2014	1,600	1,723,360
McMoRan Exploration Co.	11.875%	11/15/2014	825	881,719
Naftogaz of Ukraine NJSC (Ukraine)(b)	9.50%	9/30/2014	200	208,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	90	97,650
Oasis Petroleum, Inc.	7.25%	2/1/2019	75	81,375
Offshore Group Investments Ltd.	11.50%	8/1/2015	1,675	1,829,937
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	100	89,000
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	100	104,993
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	250	267,188
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	646	699,728
Rosetta Resources, Inc.	9.50%	4/15/2018	1,200	1,338,000
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(b)	3.149%	3/6/2017	400	404,500
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	200	208,710
SM Energy Co.	6.50%	11/15/2021	350	382,375
Swift Energy Co.†	7.875%	3/1/2022	150	157,125
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	100	100,380
Valero Energy Corp.	4.75%	6/15/2013	470	476,090

Total				22,145,935

Oil: Crude Producers 1.61%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	100	103,950
Anadarko Petroleum Corp.	5.75%	6/15/2014	440	464,763
Anadarko Petroleum Corp.	5.95%	9/15/2016	850	978,131
Anadarko Petroleum Corp.	6.375%	9/15/2017	1,000	1,195,325
Anadarko Petroleum Corp.	7.625%	3/15/2014	675	721,239
DCP Midstream Operating LP	2.50%	12/1/2017	300	303,658
Enbridge Energy Partners LP	5.875%	12/15/2016	100	115,596
Enogex LLC†	6.875%	7/15/2014	25	26,415
Enterprise Products Operating LLC	5.90%	4/15/2013	275	276,513
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	155	171,843
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	275	286,818
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	325	351,317
Murphy Oil Corp.	2.50%	12/1/2017	1,100	1,103,553
Noble Energy, Inc.	8.25%	3/1/2019	200	261,944
NuStar Logistics LP	6.05%	3/15/2013	650	650,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)

OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	$225	$203,344
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	265	304,750
Pacific Rubiales Energy Corp. (Canada)†(b)	8.75%	11/10/2016	100	116,500
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	1,009	1,031,119
Pioneer Natural Resources Co.	5.875%	7/15/2016	100	113,150
Pioneer Natural Resources Co.	6.65%	3/15/2017	250	294,483
Plains Exploration & Production Co.	6.50%	11/15/2020	450	505,125
Plains Exploration & Production Co.	7.625%	6/1/2018	175	184,625
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	75	81,375
Southeast Supply Header LLC†	4.85%	8/15/2014	1,100	1,142,595
Southern Star Central Corp.	6.75%	3/1/2016	785	796,775
Southern Star Central Corp.†	6.75%	3/1/2016	50	50,750
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	100	111,613
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	800	851,876
Talisman Energy, Inc. (Canada)(b)	5.125%	5/15/2015	425	457,714
W&T Offshore, Inc.	8.50%	6/15/2019	375	403,125

Total				13,660,577

Oil: Integrated Domestic 0.08%

Buckeye Partners LP	4.625%	7/15/2013	125	126,211
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	200	212,257
Rowan Cos., Inc.	7.875%	8/1/2019	260	325,994

Total				664,462

Oil: Integrated International 1.80%

Petrobras International Finance Co.	2.875%	2/6/2015	960	979,988
Petrobras International Finance Co.	3.875%	1/27/2016	50	52,516
Petrobras International Finance Co.	7.75%	9/15/2014	100	110,100
Petrohawk Energy Corp.	7.25%	8/15/2018	3,250	3,645,957
Petrohawk Energy Corp.	7.875%	6/1/2015	2,000	2,078,370
Petrohawk Energy Corp.	10.50%	8/1/2014	1,600	1,697,394
Transocean, Inc.	2.50%	10/15/2017	650	658,867
Transocean, Inc.	4.95%	11/15/2015	868	944,774
Transocean, Inc.	5.05%	12/15/2016	540	602,065
Transocean, Inc.	5.25%	3/15/2013	903	904,270
Transocean, Inc.	6.00%	3/15/2018	380	436,138
Weatherford International Ltd.	4.95%	10/15/2013	1,000	1,025,783
Weatherford International Ltd.	5.15%	3/15/2013	365	365,410
Weatherford International Ltd.	5.50%	2/15/2016	50	54,899
Weatherford International Ltd.	6.00%	3/15/2018	450	515,571
Weatherford International Ltd.	9.625%	3/1/2019	950	1,248,269

Total				15,320,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Paper & Forest Products 0.43%

Appleton Papers, Inc.†	10.50%	6/15/2015	$1,000	$1,055,000
Clearwater Paper Corp.	7.125%	11/1/2018	875	951,563
Georgia-Pacific LLC	7.70%	6/15/2015	100	114,650
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	50	50,547
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	250	263,750
Plum Creek Timberlands LP	5.875%	11/15/2015	750	828,422
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	390	408,525

Total				3,672,457

Plastics 0.06%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	425	488,750

Production Technology Equipment 0.04%

Supervalu, Inc.	7.50%	11/15/2014	350	353,066

Publishing 0.02%

News America, Inc.	7.60%	10/11/2015	175	203,617

Real Estate Investment Trusts 1.63%

American Tower Corp.	4.50%	1/15/2018	175	192,971
American Tower Corp.	7.00%	10/15/2017	115	137,474
American Tower Corp.	7.25%	5/15/2019	150	185,526
Atlantic Finance Ltd. (United Kingdom)†(b)	10.75%	5/27/2014	650	707,819
BRE Properties, Inc.	4.697%	3/17/2014	1,250	1,294,319
Camden Property Trust	5.00%	6/15/2015	125	135,072
Camden Property Trust	5.375%	12/15/2013	250	258,622
DDR Corp.	5.50%	5/1/2015	200	216,755
DDR Corp.	9.625%	3/15/2016	130	158,967
Digital Realty Trust LP	4.50%	7/15/2015	175	186,445
Duke Realty LP	4.625%	5/15/2013	430	433,215
EPR Properties	7.75%	7/15/2020	150	179,052
Federal Realty Investment Trust	5.40%	12/1/2013	300	310,301
Federal Realty Investment Trust	5.65%	6/1/2016	200	225,983
HCP, Inc.	3.75%	2/1/2016	75	80,349
HCP, Inc.	5.65%	12/15/2013	325	337,549
HCP, Inc.	6.00%	3/1/2015	100	108,965
HCP, Inc.	6.00%	1/30/2017	275	319,160
HCP, Inc.	6.00%	6/15/2014	50	53,025
HCP, Inc.	6.30%	9/15/2016	500	580,236
HCP, Inc.	7.072%	6/8/2015	250	278,364
Health Care REIT, Inc.	3.625%	3/15/2016	550	583,241
Health Care REIT, Inc.	5.875%	5/15/2015	750	823,756
Health Care REIT, Inc.	6.00%	11/15/2013	275	284,795
Healthcare Realty Trust, Inc.	5.125%	4/1/2014	448	466,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts (continued)

Kilroy Realty LP	4.80%	7/15/2018	$375	$420,323
Kilroy Realty LP	5.00%	11/3/2015	1,950	2,130,671
Regency Centers LP	4.95%	4/15/2014	700	729,967
Regency Centers LP	5.25%	8/1/2015	300	327,127
Rouse Co. LP (The)	6.75%	11/9/2015	1,300	1,355,250
UDR, Inc.	6.05%	6/1/2013	350	354,411

Total				13,855,829

Restaurants 0.02%

Yum! Brands, Inc.	6.25%	4/15/2016	125	142,680

Retail 0.94%

CDR DB Sub, Inc.†	7.75%	10/15/2020	90	91,575
CKE, Inc. PIK†	10.50%	3/14/2016	350	372,316
DineEquity, Inc.	9.50%	10/30/2018	500	570,000
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016	600	652,500
Maestro Peru SA (Peru)†(b)	6.75%	9/26/2019	250	263,750
QVC, Inc.†	7.125%	4/15/2017	1,000	1,041,590
QVC, Inc.†	7.375%	10/15/2020	1,350	1,497,285
QVC, Inc.†	7.50%	10/1/2019	3,150	3,477,931

Total				7,966,947

Retail: Specialty 0.21%

Michaels Stores, Inc.	7.75%	11/1/2018	125	137,031
Michaels Stores, Inc.	11.375%	11/1/2016	260	272,353
Rite Aid Corp.	7.50%	3/1/2017	325	335,563
Rite Aid Corp.	9.50%	6/15/2017	750	792,187
Rite Aid Corp.	10.25%	10/15/2019	200	232,500

Total				1,769,634

Savings & Loan 0.23%

AmSouth Bank	5.20%	4/1/2015	1,150	1,223,255
Santander Holdings USA, Inc.	3.00%	9/24/2015	700	719,571

Total				1,942,826

Security Services 0.09%

ADT Corp. (The)†	2.25%	7/15/2017	793	792,760

Services 0.39%

ARAMARK Corp.	8.50%	2/1/2015	700	704,382
Bankrate, Inc.	11.75%	7/15/2015	925	1,005,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Services (continued)

Corrections Corp. of America	7.75%		6/1/2017	$1,500	$1,581,937

Total					3,292,257

Steel 0.15%

CSN Islands VIII Corp.†	9.75%		12/16/2013	150	159,375
GTL Trade Finance, Inc.†	7.25%		10/20/2017	200	232,500
Metinvest BV (Netherlands)†(b)	8.75%		2/14/2018	200	205,370
Metinvest BV (Netherlands) †(b)	10.25%		5/20/2015	600	638,310

Total					1,235,555

Supermarkets 0.53%

Safeway, Inc.	1.811%	#	12/12/2013	2,150	2,164,173
Safeway, Inc.	5.625%		8/15/2014	2,000	2,122,086
Safeway, Inc.	6.25%		3/15/2014	175	183,698

Total					4,469,957

Technology 0.18%

Baidu, Inc. (China)(b)	2.25%		11/28/2017	200	203,178
Fiserv, Inc.	3.125%		6/15/2016	775	818,363
Fiserv, Inc.	3.125%		10/1/2015	33	34,705
Fiserv, Inc.	6.80%		11/20/2017	365	440,108

Total					1,496,354

Telecommunications 1.67%

Block Communications, Inc.†	7.25%		2/1/2020	150	163,500
Consolidated Communications Finance Co.†	10.875%		6/1/2020	1,175	1,336,562
Cricket Communications, Inc.	7.75%		5/15/2016	1,527	1,607,091
Digicel Group Ltd. (Jamaica)†(b)	10.50%		4/15/2018	500	555,000
GeoEye, Inc.	8.625%		10/1/2016	105	114,581
GeoEye, Inc.	9.625%		10/1/2015	25	27,531
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%		2/4/2017	1,711	1,820,076
Qtel International Finance Ltd.†	3.375%		10/14/2016	200	211,500
Qtel International Finance Ltd.†	6.50%		6/10/2014	100	107,050
Qwest Communications International, Inc.	7.125%		4/1/2018	2,800	2,920,450
Qwest Corp.	3.558%	#	6/15/2013	215	215,648
Qwest Corp.	6.875%		9/15/2033	983	985,458
Qwest Corp.	7.50%		10/1/2014	500	545,917
Qwest Corp.	7.625%		6/15/2015	500	563,578
Sable International Finance Ltd.†	8.75%		2/1/2020	200	227,000
Verizon Maryland, Inc.	7.15%		5/1/2023	400	403,175
Vimpel Communications OJSC via UBS
Luxembourg SA (Luxembourg)†(b)	8.25%		5/23/2016	1,200	1,350,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications (continued)

Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	$200	$215,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	400	404,100
VimpelCom Holdings BV (Netherlands)†(b)	5.20%	2/13/2019	200	203,750
VimpelCom Holdings BV (Netherlands) †(b)	6.255%	3/1/2017	200	215,250

Total				14,192,717

Tobacco 0.14%

Altria Group, Inc.	9.70%	11/10/2018	400	558,910
Reynolds American, Inc.	7.30%	7/15/2015	105	120,095
Reynolds American, Inc.	7.625%	6/1/2016	250	298,023
Reynolds American, Inc.	7.75%	6/1/2018	175	222,535

Total				1,199,563

Transportation: Miscellaneous 0.58%

Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	1,450	1,494,257
Brunswick Rail Finance Ltd. (Ireland)†(b)	6.50%	11/1/2017	400	430,160
Florida East Coast Railway Corp.	8.125%	2/1/2017	275	297,344
Grupo Senda Autotransporte SA de CV (Mexico)†(b)	10.50%	10/3/2015	50	52,250
J.B. Hunt Transport Services, Inc.	3.375%	9/15/2015	65	67,661
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	145	163,487
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	885	1,002,262
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	675	745,875
Kazakhstan Temir Zholy Finance BV (Netherlands)(b)	7.00%	5/11/2016	300	340,875
Ryder System, Inc.	7.20%	9/1/2015	65	73,996
Transnet SOC Ltd. (South Africa)†(b)	4.50%	2/10/2016	200	211,680
Transportadora de Gas del Sur SA (Argentina) †(b)	7.875%	5/14/2017	7	5,985

Total				4,885,832

Utilities 0.05%

Public Service Co. of New Mexico	7.95%	5/15/2018	350	422,864

Utilities: Electrical 0.17%

Ameren Corp.	8.875%	5/15/2014	35	37,976
Calpine Corp.†	7.25%	10/15/2017	400	427,500
Otter Tail Corp.	9.00%	12/15/2016	225	263,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities: Electrical (continued)

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	$700	$736,750

Total				1,465,813

Wholesale 0.12%

Glencore Funding LLC†	6.00%	4/15/2014	950	996,773

Total Corporate Bonds (cost $394,351,165)				398,591,413

FLOATING RATE LOANS(d) 1.67%

Aerospace/Defense 0.10%

AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(b)	4.75%	7/16/2018	142	143,481
DigitalGlobe, Inc. Term Loan	3.75%	1/24/2020	500	504,375
Spirit Aerosystems, Inc. Term Loan B	3.75%	4/18/2019	175	176,272

Total				824,128

Apparel 0.03%

Phillips-Van Heusen Corp. Term Loan B	3.25%	12/19/2019	250	252,438

Automotive 0.07%

Delphi Corp. Term Loan A	4.25%	3/31/2016	326	326,898
Delphi Corp. Term Loan B	4.75%	3/31/2017	159	160,027
TI Group Automotive Systems LLC New Term Loan	6.75%	3/14/2018	74	75,368

Total				562,293

Broadcasting 0.08%

MCC Iowa LLC Tranche G Term Loan	4.00%	1/8/2020	324	326,821
MTL Publishing LLC Term Loan B	5.50%	6/29/2018	116	117,346
WMG Acquisition Corp. Initial Term Loan	5.25%	11/1/2018	200	203,167

Total				647,334

Chemicals 0.04%

Eastman Chemical Co. Term Loan	1.75%	2/28/2017	326	326,562

Consumer Products 0.01%

Wilton Brands LLC Term Loan	7.50%	8/30/2018	100	101,500

Containers 0.03%

Owens-Illinois, Inc. Term Loan B	1.954%	5/19/2016	275	275,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy Equipment & Services 0.02%

Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	$148	$151,115

Environmental Services 0.03%

Progressive Waste Solutions Ltd. Term Loan B (Canada)(b)	3.50%	10/24/2019	225	227,461

Financial Services 0.00%

Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	35	35,897

Financial: Miscellaneous 0.04%

Fidelity National Information Solutions, Inc. Term Loan A3	1.952%	3/30/2017	229	229,910
MoneyGram Payment Systems Worldwide, Inc. Term Loan B	4.25%	11/20/2017	50	50,234
MoneyGram Payment Systems Worldwide, Inc. Term Loan B1	4.25%	11/17/2017	49	49,606

Total				329,750

Food/Tobacco 0.01%

Diamond Foods, Inc. Revolver(e)	0.50% - 7.75%	2/25/2015	50	47,025
Diamond Foods, Inc. Term Loan(e)	6.75% - 7.75%	2/25/2015	74	71,663

Total				118,688

Health Care 0.33%

Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	199	199,980
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	25	24,999
Ardent Medical Services, Inc. 2nd Lien Term Loan	9.50%	11/23/2018	100	102,500
AssuraMed Holding, Inc. 2nd Lien Term Loan	9.25%	4/24/2020	175	179,083
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/20/2020	75	77,000
Fresenius Medical Care Holdings, Inc. Term Loan A(e)	2.311%	10/26/2017	1,000	1,000,000
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	777	785,821
RPI Finance Trust New Term Loan Tranche 2	3.50%	5/9/2018	417	422,267

Total				2,791,650

Health Care Products 0.02%

Truven Health Analytics, Inc. New Term Loan B	5.75%	6/1/2019	149	152,048

Leisure 0.01%

Dave & Buster’s, Inc. New Term Loan	5.50%	6/1/2016	50	49,958
Orbitz Worldwide, Inc. Term Loan	3.202% - 3.204%	7/25/2014	25	24,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Leisure (continued)

SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	$30	$30,487

Total				105,203

Manufacturing 0.02%

Silver II Borrower S.C.A Refinancing Term Loan	4.00%	12/5/2019	200	200,375

Media 0.17%

Alpha Topco Ltd. (Formula 1) Term Loan B2 (United Kingdom)(b)	6.00%	4/30/2019	147	148,949
CSC Holdings, Inc. Extended Term Loan A4	0.954%	12/30/2016	850	852,656
Tribune Co. Tranche B Term Loan	4.00%	12/31/2019	450	452,810

Total				1,454,415

Metals & Minerals: Miscellaneous 0.34%

Freeport McMoran Copper & Gold, Inc. Term Loan A	2.50%	2/12/2018	2,650	2,653,312
Preferred Proppants LLC Term Loan B(e)	7.50%	12/15/2016	297	277,695

Total				2,931,007

Miscellaneous 0.12%

Packaging Corp. of America Term Loan(e)	2.75%	10/11/2016	475	476,187
Phillips 66 Term Loan(e)	2.25%	4/30/2015	550	550,344

Total				1,026,531

Services 0.12%

Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018	250	246,563
LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019	461	465,547
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019	39	39,453
Road Infrastructure Investment LLC 1st Lien Term Loan(e)	6.25%	3/30/2018	50	49,935
Road Infrastructure Investment LLC 2nd Lien Term Loan(e)	10.25%	9/28/2018	175	176,750

Total				978,248

Telecommunications 0.01%

Cricket Communications, Inc. Term Loan	4.75%	10/10/2019	100	100,844

Utilities 0.05%

Windsor Financing LLC Term Loan B(e)	6.25%	12/5/2017	399	413,711

Utilities: Miscellaneous 0.02%

Essential Power LLC Term Loan B(e)	5.50%	8/8/2019	149	151,269

Total Floating Rate Loans (cost $14,004,156)				14,157,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

FOREIGN BONDS(c) 0.64%

Germany 0.02%

Kabel Deutschland Holding AG†	6.50%	7/31/2017	EUR	100	$141,979

Luxembourg 0.02%

Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	100	147,527

Netherlands 0.45%

Ziggo Finance BV†	6.125%	11/15/2017	EUR	2,800	3,847,454

South Africa 0.07%

Foodcorp Ltd.†	8.75%	3/1/2018	EUR	400	579,011

United Kingdom 0.08%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	500	711,198

Total Foreign Bonds (cost $5,447,698)					5,427,169

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.79%

Argentina 0.04%

City of Buenos Aires†	9.95%	3/1/2017		$200	166,000
Provincia de Buenos Aires†	11.75%	10/5/2015		100	80,000
Provincia de Neuquen†	7.875%	4/26/2021		150	129,000

Total					375,000

Brazil 0.17%

Republic of Brazil	8.00%	1/15/2018		1,222	1,433,056

Dominican Republic 0.02%

Dominican Republic†	9.04%	1/23/2018		131	147,290

Gabon 0.09%

Republic of Gabon†	8.20%	12/12/2017		600	732,000

Ghana 0.05%

Republic of Ghana†	8.50%	10/4/2017		400	458,000

Hungary 0.02%

Republic of Hungary	4.125%	2/19/2018		200	198,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Indonesia 0.03%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	$200	$208,500

Mexico 0.01%

United Mexican States	6.625%	3/3/2015	50	55,625

Mongolia 0.02%

Republic of Mongolia†	4.125%	1/5/2018	200	195,500

Peru 0.01%

Republic of Peru	8.375%	5/3/2016	100	122,100

Philippines 0.01%

Republic of Philippines	8.25%	1/15/2014	80	85,100

Poland 0.04%

Republic of Poland	3.875%	7/16/2015	100	106,658
Republic of Poland	5.00%	10/19/2015	175	193,287

Total				299,945

Qatar 0.03%

State of Qatar†	3.125%	1/20/2017	200	212,500

Russia 0.21%

Russia Eurobonds†	3.625%	4/29/2015	1,700	1,788,196

Serbia 0.02%

Republic of Serbia†	5.25%	11/21/2017	200	207,000

South Africa 0.01%

Republic of South Africa	6.50%	6/2/2014	100	106,820

Turkey 0.01%

Republic of Turkey	9.50%	1/15/2014	50	53,687

Total Foreign Government Obligations (cost $6,682,990)				6,678,319

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.05%

Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	684	742,070
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	480	510,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. K010 A1	3.32%		7/25/2020	$318	$344,329
Federal Home Loan Mortgage Corp. K013 A1	2.902%		8/25/2020	635	676,940
Federal Home Loan Mortgage Corp. K014 A1	2.788%		10/25/2020	558	596,222
Federal Home Loan Mortgage Corp. K015 A1	2.257%		10/25/2020	356	373,177
Federal Home Loan Mortgage Corp. K017 A1	1.891%		12/25/2020	538	557,567
Federal Home Loan Mortgage Corp. K019 A1	1.459%		9/25/2021	2,025	2,054,550
Federal Home Loan Mortgage Corp. K701 A2	3.882%		11/25/2017	50	55,907
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	274	281,813
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		1/25/2021	1,015	1,099,403
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	959	1,003,049
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	327	338,463
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	313	321,213

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,677,712)					8,955,378

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.75%

Federal Home Loan Mortgage Corp.	2.352%	#	4/1/2037	1,264	1,346,257
Federal Home Loan Mortgage Corp.	2.414%	#	6/1/2038	216	229,774
Federal Home Loan Mortgage Corp.	2.552%	#	2/1/2036	538	571,546
Federal Home Loan Mortgage Corp.	2.646%	#	12/1/2035	936	1,000,425
Federal Home Loan Mortgage Corp.	2.672%	#	4/1/2038	495	527,350
Federal Home Loan Mortgage Corp.	2.733%	#	8/1/2038	155	165,531
Federal Home Loan Mortgage Corp.	2.745%	#	12/1/2035	527	561,405
Federal Home Loan Mortgage Corp.	2.746%	#	5/1/2035	723	770,161
Federal Home Loan Mortgage Corp.	2.747%	#	12/1/2037	722	769,408
Federal Home Loan Mortgage Corp.	2.769%	#	3/1/2036	1,561	1,662,083
Federal Home Loan Mortgage Corp.	2.77%	#	5/1/2036	238	254,258
Federal Home Loan Mortgage Corp.	2.796%	#	4/1/2037	453	483,625
Federal Home Loan Mortgage Corp.	2.811%	#	7/1/2034	759	808,771
Federal Home Loan Mortgage Corp.	2.834%	#	2/1/2035	1,503	1,605,256
Federal Home Loan Mortgage Corp.	2.834%	#	4/1/2037	1,293	1,380,772
Federal Home Loan Mortgage Corp.	2.846%	#	10/1/2039	538	574,513
Federal Home Loan Mortgage Corp.	2.86%	#	5/1/2035	364	389,765
Federal Home Loan Mortgage Corp.	2.892%	#	12/1/2036	692	739,754
Federal Home Loan Mortgage Corp.	2.929%	#	9/1/2035	635	672,017
Federal Home Loan Mortgage Corp.	2.934%	#	11/1/2038	2,418	2,567,427
Federal Home Loan Mortgage Corp.	2.974%	#	6/1/2038	302	322,386
Federal Home Loan Mortgage Corp.	2.987%	#	9/1/2036	616	659,635
Federal Home Loan Mortgage Corp.	3.009%	#	2/1/2037	513	551,456
Federal Home Loan Mortgage Corp.	3.082%	#	10/1/2039	273	291,881
Federal Home Loan Mortgage Corp.	3.215%	#	10/1/2038	209	223,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.621%	#	10/1/2038	$1,154	$1,235,154
Federal Home Loan Mortgage Corp.	3.92%	#	2/1/2038	919	984,292
Federal Home Loan Mortgage Corp.	3.984%	#	12/1/2039	1,317	1,414,214
Federal Home Loan Mortgage Corp.	4.583%	#	2/1/2038	1,082	1,162,677
Federal Home Loan Mortgage Corp.	4.591%	#	9/1/2037	519	554,784
Federal Home Loan Mortgage Corp.	5.476%	#	6/1/2037	3,613	3,894,476
Federal Home Loan Mortgage Corp.	5.642%	#	11/1/2037	148	159,081
Federal Home Loan Mortgage Corp.	5.792%	#	11/1/2036	1,900	2,016,965
Federal National Mortgage Assoc.	1.925%	#	8/1/2037	279	295,386
Federal National Mortgage Assoc.	2.111%	#	1/1/2036	476	503,820
Federal National Mortgage Assoc.	2.121%	#	6/1/2037	347	366,524
Federal National Mortgage Assoc.	2.238%	#	1/1/2035	379	403,618
Federal National Mortgage Assoc.	2.264%	#	11/1/2034	1,037	1,098,552
Federal National Mortgage Assoc.	2.37%	#	1/1/2038	709	761,242
Federal National Mortgage Assoc.	2.398%	#	3/1/2038	227	243,955
Federal National Mortgage Assoc.	2.404%	#	11/1/2036	96	101,621
Federal National Mortgage Assoc.	2.509%	#	12/1/2035	944	997,618
Federal National Mortgage Assoc.	2.51%	#	1/1/2036	1,947	2,066,188
Federal National Mortgage Assoc.	2.511%	#	2/1/2036	425	451,039
Federal National Mortgage Assoc.	2.53%	#	1/1/2040	157	166,036
Federal National Mortgage Assoc.	2.58%		11/1/2018	500	533,816
Federal National Mortgage Assoc.	2.60%		1/1/2019	3,000	3,197,044
Federal National Mortgage Assoc.	2.611%	#	10/1/2035	1,141	1,212,366
Federal National Mortgage Assoc.	2.644%	#	11/1/2036	3,111	3,322,636
Federal National Mortgage Assoc.	2.66%	#	8/1/2037	261	277,002
Federal National Mortgage Assoc.	2.679%	#	4/1/2038	1,475	1,577,291
Federal National Mortgage Assoc.	2.69%	#	1/1/2038	732	783,055
Federal National Mortgage Assoc.	2.692%	#	9/1/2038	538	572,600
Federal National Mortgage Assoc.	2.697%	#	7/1/2035	9,005	9,578,608
Federal National Mortgage Assoc.	2.708%	#	8/1/2036	432	459,042
Federal National Mortgage Assoc.	2.745%	#	3/1/2039	469	498,005
Federal National Mortgage Assoc.	2.745%	#	4/1/2038	2,520	2,684,553
Federal National Mortgage Assoc.	2.842%	#	2/1/2038	222	237,239
Federal National Mortgage Assoc.	2.847%	#	3/1/2039	1,630	1,742,734
Federal National Mortgage Assoc.	2.848%	#	6/1/2038	191	204,960
Federal National Mortgage Assoc.	2.938%	#	4/1/2040	3,134	3,337,867
Federal National Mortgage Assoc.	3.124%	#	9/1/2037	188	200,533
Federal National Mortgage Assoc.	3.568%	#	6/1/2038	980	1,040,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.674%	#	12/1/2038	$325	$347,091
Federal National Mortgage Assoc.	3.707%	#	8/1/2038	245	261,295
Federal National Mortgage Assoc.	3.921%	#	8/1/2038	2,913	3,120,733
Federal National Mortgage Assoc.	4.891%	#	10/1/2038	387	413,662
Federal National Mortgage Assoc.	5.923%	#	9/1/2037	626	672,042

Total Government Sponsored Enterprises Pass-Throughs (cost $74,198,479)					74,281,297

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.91%

7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	200	211,800
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	354	381,345
Arkle Master Issuer plc 2010-2A 1A1 (United Kingdom)†(b)	1.69%	#	5/17/2060	600	603,711
Arkle Master Issuer plc 2011-1A 2A (United Kingdom)†(b)	1.54%	#	5/17/2060	250	251,326
Banc of America Commercial Mortgage Trust 2007-2 AM	5.619%	#	4/10/2049	2,335	2,644,182
Banc of America Funding Corp. 2007-6 A1	0.492%	#	7/25/2037	178	149,678
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	#	1/25/2042	1,735	1,951,158
Banc of America Large Loan, Inc. 2009-UB1 A4B†	5.604%	#	6/24/2050	1,000	1,131,250
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%		12/16/2043	350	400,108
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	419,077
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.898%	#	2/15/2051	230	268,772
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	250	249,586
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	140	139,893
Banc of America Re-REMIC Trust 2012-CLRN B†	1.801%	#	8/15/2029	525	532,039
Banc of America Re-REMIC Trust 2012-CLRN C†	2.301%	#	8/15/2029	200	203,561
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.693%	#	9/11/2038	49	49,358
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AJ	5.273%		12/11/2038	200	192,195
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.715%	#	6/11/2040	1,010	1,158,314
BWAY 2013-1515 Mortgage Trust 2013-1515 XA†	0.833%	#	3/10/2033	33,500	2,093,750
BWAY 2013-1515 Mortgage Trust 2013-1515 XB†	0.534%	#	3/10/2033	47,800	2,122,320
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	3,800	4,046,804
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	207	208,748
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.697%	#	12/10/2049	1,935	2,190,909
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	160	180,112
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.312%	#	10/25/2036	1,000	945,000
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.342%	#	7/25/2036	800	738,000
COBALT CMBS Commercial Mortgage Trust 2007-C2 AJFL†	0.471%	#	4/15/2047	320	236,235
COMM 2007-C9 Mortgage Trust 2007-C9 AJFL†	0.889%	#	12/10/2049	2,775	2,327,183
COMM 2007-C9 Mortgage Trust 2007-C9 AM	5.65%		12/10/2049	1,270	1,468,345
COMM 2012-9W57 Mortgage Trust 2012-9W57 X†	1.399%	#	2/10/2029	12,000	632,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

COMM 2012-CCRE1 Mortgage Trust 2012-CR1 A1	1.116%		5/15/2045	$2,177	$2,198,906
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	285	321,929
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	5.80%	#	12/10/2049	614	724,264
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.381%	#	6/15/2022	524	517,838
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,758	1,850,689
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.639%	#	7/17/2028	267	269,585
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	2,250	2,354,805
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	2,010	2,075,291
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	970	989,784
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.329%	#	9/17/2029	400	407,669
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.802%	#	9/17/2029	200	202,163
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.302%	#	9/17/2029	620	624,386
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	390	401,798
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.141%	#	11/17/2026	364	369,759
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.802%	#	11/17/2026	400	401,144
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.352%	#	11/17/2026	405	406,045
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.202%	#	11/17/2026	1,300	1,317,115
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	5,000	5,149,917
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	2,000	2,050,259
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.804%	#	6/15/2038	626	707,127
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	560	616,935
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	503	566,778
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	1,200	1,324,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.764%	#	9/15/2039	$847	$977,184
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.024%	#	2/15/2041	185	212,418
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.763%	#	9/15/2039	225	252,870
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1	2.13%	#	1/25/2043	1,250	1,250,390
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	93	93,831
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%	#	4/15/2047	220	250,411
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	457	519,573
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	4,226	4,550,379
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	724	791,877
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	1,360	1,460,216
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	1,370	1,485,562
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	3,232	3,364,258
Extended Stay America Trust 2013-ESFL BFL†	1.308%	#	12/5/2031	250	250,368
Extended Stay America Trust 2013-ESFL CFL†	1.708%	#	12/5/2031	190	190,292
Extended Stay America Trust 2013-ESFL DFL†	3.348%	#	12/5/2031	130	133,386
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	1,000	1,009,206
Extended Stay America Trust 2013-ESH5 C5†	2.675%		12/5/2031	400	403,095
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	1,200	1,225,430
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,525	1,557,246
Fontainebleau Miami Beach Trust 2012-FBLU B†	3.875%		5/5/2027	1,500	1,577,241
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%		5/5/2027	600	634,543
Fosse Master Issuer plc 2011-1A A2 (United Kingdom)†(b)	1.703%	#	10/18/2054	255	258,609
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(b)	1.703%	#	10/18/2054	175	178,648
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.253%	#	10/18/2054	250	255,352
FREMF Mortgage Trust 2012-K708 C†	3.759%	#	2/25/2045	500	508,796
FREMF Mortgage Trust 2012-K709 B†	3.74%	#	4/25/2045	900	951,059
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.45%	#	5/10/2040	460	464,309
Gracechurch Mortgage Financing plc 2006-1 A6†	0.389%	#	11/20/2056	127	126,563
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(b)	0.401%	#	12/20/2054	657	644,506
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(b)	0.461%	#	12/20/2054	351	344,244
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.401%	#	12/20/2054	799	783,736
Granite Master Issuer plc 2006-4 A4 (United Kingdom)(b)	0.301%	#	12/20/2054	265	260,200
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(b)	0.401%	#	12/20/2054	525	515,071
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.866%	#	7/10/2038	1,390	1,563,163
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	143	144,807
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	805	913,382
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%		3/6/2020	340	342,224
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%		3/6/2020	155	156,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	$1,834	$1,979,458
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	473	511,722
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%		2/10/2021	250	253,575
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%		3/10/2044	649	662,922
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	940	1,011,023
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	936	995,203
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	2,540	2,652,230
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%		11/10/2045	1,000	1,020,397
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	2,000	2,110,864
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	1,500	1,575,918
GS Mortgage Securities Corp. Trust 2013-KING	2.706%	#	12/10/2027	1,400	1,458,913
GS Mortgage Securities Corp. Trust 2013-KYO	1.95%	#	11/8/2029	2,000	2,009,620
GS Mortgage Securities Corp. Trust 2013-KYO	2.80%	#	11/8/2029	1,200	1,204,620
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%	#	12/14/2049	500	564,601
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	2,193	2,215,353
Holmes Master Issuer plc 2012-1A A2 (United Kingdom)†(b)	1.954%	#	10/15/2054	250	255,777
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	140	139,968
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	257	291,479
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AMFX	5.40%		6/12/2047	265	293,564
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.651%	#	7/15/2019	150	146,348
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.792%	#	6/15/2049	188	194,455
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.807%	#	6/15/2049	3,005	3,086,189
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.331%	#	1/15/2049	294	292,205
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.639%	#	3/18/2051	1,395	1,554,504
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	256	266,875
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	1,305	1,401,753
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C6 A2	2.206%		5/15/2045	210	218,244
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%		10/15/2045	550	564,023
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%		12/15/2047	1,315	1,341,108
JPMorgan Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.82%	#	6/20/2049	372	423,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.886%	#	6/15/2038	$1,080	$1,212,681
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	2,098	2,301,016
LB-UBS Commercial Mortgage Trust 2007-C1 A4	5.424%		2/15/2040	1,210	1,390,253
LB-UBS Commercial Mortgage Trust 2007-C1 AJ	5.484%		2/15/2040	900	862,335
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	710	802,993
LB-UBS Commercial Mortgage Trust 2007-C2 AM	5.493%		2/15/2040	1,380	1,449,247
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	235	228,378
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	155	153,821
Merrill Lynch Floating Trust 2008-LAQA A2†	0.737%	#	7/9/2021	3,050	3,026,337
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.274%	#	11/12/2037	410	450,635
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.274%	#	11/12/2037	33	33,235
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	10	10,499
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.58%	#	2/12/2039	195	201,490
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	1,090	1,219,433
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	3,185	3,424,659
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.399%	#	6/12/2050	124	123,679
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	690	711,756
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	1,930	1,980,820
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	1,772	1,816,998
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A2†	1.863%		2/15/2046	1,200	1,233,253
Morgan Stanley Capital I 2007-HQ12 A3	5.575%	#	4/12/2049	400	425,379
Morgan Stanley Capital I 2007-IQ15 AM	5.889%	#	6/11/2049	1,767	1,959,311
Morgan Stanley Capital I 2007-IQ16 AJFL	1.651%	#	12/12/2049	175	134,056
Morgan Stanley Capital I 2007-IQ16 AM	6.096%	#	12/12/2049	500	594,035
Morgan Stanley Capital I 2007-XLF9 A2†	0.762%	#	12/15/2020	105	102,416
Morgan Stanley Capital I 2007-XLF9 E†	1.252%	#	12/15/2020	1,000	914,281
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	1,380	1,490,800
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	250	269,042
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	576	591,704
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	4	3,886
Morgan Stanley Re-REMIC Trust	1.00%		3/27/2051	1,455	1,438,412
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.787%	#	8/12/2045	2,500	2,820,856
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	1,500	1,506,820
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.847%	#	8/25/2029	1,130	1,133,396
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.348%	#	8/25/2029	1,130	1,131,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	$300	$317,316
RBSCF Trust 2010-MB1 C†	4.681%	#	4/15/2024	145	152,324
RBSCF Trust 2010-RR3 CSCA†	5.467%		9/16/2039	100	113,180
RBSCF Trust 2010-RR3 MSCB†	5.887%	#	6/16/2049	3,010	3,457,540
RBSCF Trust 2010-RR3 WBTB†	5.925%	#	2/16/2051	930	1,079,733
RBSCF Trust 2010-RR4 WBCA†	5.509%		4/16/2047	200	230,868
RBSSP Resecuritization Trust 2013-1 3A1†	0.314%	#	1/26/2037	701	669,015
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	600	601,493
Sequoia Mortgage Trust 2012-3 A2	3.00%		7/25/2042	214	222,501
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	325	339,648
Sequoia Mortgage Trust 2012-5 A	2.50%		11/25/2042	242	249,441
Sequoia Mortgage Trust 2012-6 A1	2.50%		12/25/2042	496	507,417
Sequoia Mortgage Trust 2013-1 2A1	1.855%	#	2/25/2043	511	515,987
Sequoia Mortgage Trust 2013-2 A1	1.874%	#	2/25/2043	1,483	1,488,119
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(b)	1.852%	#	1/21/2055	200	204,151
Silverstone Master Issuer plc 2012-1A (United Kingdom)†(b)	1.852%	#	1/21/2055	400	411,578
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	#	12/25/2059	687	690,914
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	173	170,591
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	2,000	2,078,864
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	520	534,528
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,200	1,224,732
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	205	217,392
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	397	420,498
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.248%	#	7/15/2042	175	182,502
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.466%	#	1/15/2045	175	177,448
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	349	390,238
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	400	448,315
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	435	489,478
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	573	649,787
Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342%		12/15/2043	1,206	1,371,639
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	2,380	2,608,143
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.732%	#	6/15/2049	470	542,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	$450	$461,797
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%		8/20/2021	422	424,992
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	1,275	1,375,307
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%		3/15/2044	272	290,659
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%		6/15/2044	1,045	1,061,584
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,350	1,476,349
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%		12/15/2045	480	490,512
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	345	360,870
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1,040	1,069,479
WF-RBS Commercial Mortgage Trust 2012-C9 A2	1.829%		11/15/2045	550	563,732
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	3,200	3,313,242

Total Non-Agency Commercial Mortgage-Backed Securities (cost $183,191,299)					186,068,964

Total Long-Term Investments (cost $754,548,574)					762,283,533

SHORT-TERM INVESTMENTS 10.01%

CONVERTIBLE BOND 0.06%

Computer Hardware

SanDisk Corp. (cost $498,893)	1.00%		5/15/2013	500	500,313

CORPORATE BONDS 2.18%

Banks: Diversified 0.34%

Abbey National Treasury Services plc COD	1.601%	#	4/25/2013	75	75,079
Banco Bradesco SA†	3.125%		4/22/2013	2,280	2,291,400
Banco Bradesco SA	8.75%		10/24/2013	400	419,060
Regions Financial Corp.	4.875%		4/26/2013	125	126,052

Total					2,911,591

Banks: Money Center 0.10%

Central American Bank for Economic Integration (Honduras)†(b)	6.75%		4/15/2013	125	125,838
Sovereign Bank	5.125%		3/15/2013	692	692,904

Total					818,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Computer Hardware 0.15%

Hewlett-Packard Co.	0.568%	#	5/24/2013	$725	$725,024
Lexmark International, Inc.	5.90%		6/1/2013	535	541,277

Total					1,266,301

Computer Software 0.16%

HP Enterprise Services LLC	6.00%		8/1/2013	1,300	1,327,665

Consumer Products 0.03%

Avon Products, Inc.	4.80%		3/1/2013	250	250,000

Containers 0.08%

Rexam plc (United Kingdom)†(b)	6.75%		6/1/2013	650	658,125

Diversified 0.02%

Ingersoll-Rand Global Holding Co., Ltd.	6.00%		8/15/2013	175	179,297

Drugs 0.01%

McKesson Corp.	5.25%		3/1/2013	100	100,000

Electric: Power 0.11%

Great Plains Energy, Inc.	2.75%		8/15/2013	275	277,091
Metropolitan Edison Co.	4.95%		3/15/2013	150	150,193
NiSource Finance Corp.	6.15%		3/1/2013	500	500,000

Total					927,284

Financial Services 0.01%

Goldman Sachs Group LP †	8.00%		3/1/2013	100	100,000

Financial: Miscellaneous 0.04%

Bunge Ltd. Finance Corp.	5.875%		5/15/2013	300	302,638

Health Care Products 0.03%

Biogen Idec, Inc.	6.00%		3/1/2013	175	175,000
DENTSPLY International, Inc.	1.79%	#	8/15/2013	120	120,602

Total					295,602

Health Care Services 0.04%

Medco Health Solutions, Inc.	6.125%		3/15/2013	310	310,494

Household Furnishings 0.05%

Whirlpool Corp.	5.50%		3/1/2013	450	450,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance 0.08%

American International Group, Inc.	4.25%	5/15/2013	$475	$478,974
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	200	202,808

Total				681,782

Oil: Crude Producers 0.13%

Enterprise Products Operating LLC	5.65%	4/1/2013	640	642,140
NuStar Pipeline Operating Partnership LP	5.875%	6/1/2013	500	504,382

Total				1,146,522

Oil: Integrated Domestic 0.00%

National Fuel Gas Co.	5.25%	3/1/2013	35	35,000

Savings & Loan 0.38%

AmSouth Bank	4.85%	4/1/2013	3,250	3,263,406

Steel 0.37%

ArcelorMittal (Luxembourg)(b)	5.375%	6/1/2013	3,150	3,178,596

Telecommunications 0.04%

Deutsche Telekom International Finance BV (Netherlands)(b)	5.875%	8/20/2013	300	307,189

Transportation: Miscellaneous 0.01%

Ryder System, Inc.	6.00%	3/1/2013	50	50,000

Total Corporate Bonds (cost $18,558,129)				18,560,234

COMMERCIAL PAPER 1.16%

Automotive 0.16%

Daimler Finance North America LLC†	Zero Coupon	3/1/2013	150	150,000
Daimler Finance North America LLC†	Zero Coupon	7/22/2013	150	149,730
Daimler Finance North America LLC†	Zero Coupon	8/15/2013	650	648,514
Daimler Finance North America LLC†	Zero Coupon	9/16/2013	400	398,793

Total				1,347,037

Household Furnishings 0.17%

Newell Rubbermaid, Inc.†	Zero Coupon	8/30/2013	1,500	1,494,548

Telecommunications 0.71%

British Telecommunication plc†	Zero Coupon	6/3/2013	250	249,638
Vodafone Group plc†	Zero Coupon	6/11/2013	1,500	1,498,361
Vodafone Group plc†	Zero Coupon	7/31/2013	950	948,123
Vodafone Group plc†	Zero Coupon	9/9/2013	335	334,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Commercial Paper (continued)

Vodafone Group plc†	Zero Coupon	12/30/2013	$3,000	$2,982,691

Total				6,012,857

Utilities 0.12%

Entergy Corp.†	Zero Coupon	7/22/2013	1,000	996,346

Total Commercial Paper (cost $9,836,477)				9,850,788

REPURCHASE AGREEMENTS 6.61%

Repurchase Agreement dated 2/28/2013, 0.12% due 3/1/2013 with Bank of America Corp. collateralized by $43,815,000 of U.S. Treasury Bond at 4.50% due 8/15/2039; value: $56,405,912; proceeds: $55,208,184			55,208	55,208,000
Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $980,000 of U.S. Treasury Bill at 0.05% due 5/30/2013; value: $979,510, proceeds: $958,103			958	958,103

Total Repurchase Agreements (cost $56,166,103)				56,166,103

Total Short-Term Investments (cost $85,059,602)				85,077,438

Total Investments in Securities 99.77% (cost $839,558,176)				847,360,971

Cash, Foreign Cash & Other Assets in excess of Liabilities(f) 0.23%				1,926,771

Net Assets 100.00%				$849,287,742

CAD	Canadian dollar.
EUR	euro.
COD	Certificate of Deposit.
PIK	Payment-in-kind.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2013.
(a)	Security has been partially segregated to cover margin requirements for open futures contracts as of February 28, 2013 (See Note 2(e)).
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)

Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at February 28, 2013.

(e)	Floating Rate Loan included as a Level 3 investment in the fair value hierarchy table located in Note 2(m). Total Floating Rate Loans included in Level 3 amounted to $3,214,579.
(f)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts, forward foreign currency exchange contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Open Consumer Price Index (“CPI”) Swaps at February 28, 2013:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation

Barclays Bank plc	1.5425%	CPI Urban Consumer NSA	7/25/2014	$12,000,000	$12,058,487	$58,487
Barclays Bank plc	2.6475%	CPI Urban Consumer NSA	9/28/2022	20,000,000	20,196,726	196,726
Barlcays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	15,090,290	90,290
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	8,034,910	34,910
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	10,068,680	68,680
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	7,125,328	125,328
Deutsche Bank AG	2.44%	CPI Urban Consumer NSA	4/11/2020	8,000,000	8,061,988	61,988
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	5,371,320	371,320
Deutsche Bank AG	2.50%	CPI Urban Consumer NSA	9/4/2021	10,000,000	10,162,273	162,273
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	5,337,695	337,695
Deutsche Bank AG	2.52%	CPI Urban Consumer NSA	8/8/2021	5,000,000	5,009,076	9,076
Deutsche Bank AG	2.585%	CPI Urban Consumer NSA	11/28/2020	15,000,000	15,003,389	3,389
Deutsche Bank AG	2.75%	CPI Urban Consumer NSA	3/30/2032	6,000,000	6,158,561	158,561
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	8,041,167	41,167
J.P. Morgan	2.385%	CPI Urban Consumer NSA	5/16/2020	10,000,000	10,109,262	109,262
J.P. Morgan	2.68%	CPI Urban Consumer NSA	2/28/2021	20,000,000	20,040,551	40,551
J.P. Morgan	2.81%	CPI Urban Consumer NSA	3/28/2032	7,000,000	7,103,860	103,860
Morgan Stanley	1.3975%	CPI Urban Consumer NSA	7/12/2014	10,000,000	10,063,843	63,843
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	8,033,277	33,277
UBS AG	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	9,024,166	24,166
UBS AG	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	10,052,920	52,920
UBS AG	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	5,068,775	68,775
Wells Fargo	1.69%	CPI Urban Consumer NSA	6/1/2015	8,000,000	8,041,229	41,229
Wells Fargo	2.41%	CPI Urban Consumer NSA	6/20/2021	10,000,000	10,152,007	152,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Open Consumer Price Index (“CPI”) Swaps at February 28, 2013 (continued):

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation

Wells Fargo	2.56%	CPI Urban Consumer NSA	5/2/2021	$10,000,000	$10,027,733	$27,733
Wells Fargo	2.855%	CPI Urban Consumer NSA	11/23/2032	10,000,000	10,103,973	103,973

Unrealized Appreciation on CPI Swaps						$2,541,486

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation

Bank of America	2.42%	CPI Urban Consumer NSA	5/19/2017	$15,000,000	$14,878,350	$(121,650)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,908,157	(91,843)
Bank of America	2.82%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,896,426	(103,574)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,873,695	(126,305)
Barclays Bank plc	2.215%	CPI Urban Consumer NSA	2/24/2015	5,000,000	4,966,792	(33,208)
Barclays Bank plc	2.62%	CPI Urban Consumer NSA	10/18/2019	15,000,000	14,943,045	(56,955)
Credit Suisse	2.525%	CPI Urban Consumer NSA	1/11/2019	15,000,000	14,960,821	(39,179)
Credit Suisse	2.56%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,966,070	(33,930)
Deutsche Bank AG	1.965%	CPI Urban Consumer NSA	2/15/2014	6,000,000	5,988,474	(11,526)
Deutsche Bank AG	2.1325%	CPI Urban Consumer NSA	4/5/2014	10,000,000	9,940,478	(59,522)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,988,971	(11,029)
Deutsche Bank AG	2.245%	CPI Urban Consumer NSA	3/20/2014	6,000,000	5,954,120	(45,880)
Deutsche Bank AG	2.34%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,942,913	(57,087)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,938,424	(61,576)
Deutsche Bank AG	2.59%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,757,830	(242,170)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,948,777	(51,223)
Deutsche Bank AG	2.625%	CPI Urban Consumer NSA	1/4/2020	15,000,000	14,930,689	(69,311)
Deutsche Bank AG	2.64%	CPI Urban Consumer NSA	12/17/2020	15,000,000	14,947,616	(52,384)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Open Consumer Price Index (“CPI”) Swaps at February 28, 2013 (continued):

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation

Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	$9,000,000	$8,978,084	$(21,916)
Deutsche Bank AG	2.70%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,845,832	(154,168)
Deutsche Bank AG	2.71%	CPI Urban Consumer NSA	10/11/2020	15,000,000	14,911,983	(88,017)
Deutsche Bank AG	2.73%	CPI Urban Consumer NSA	2/4/2021	15,000,000	14,935,734	(64,266)
Deutsche Bank AG	2.73%	CPI Urban Consumer NSA	10/25/2021	15,000,000	14,920,294	(79,706)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	29,996,717	(3,283)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,805,183	(194,817)
Deutsche Bank AG	3.01%	CPI Urban Consumer NSA	2/15/2033	15,000,000	14,819,396	(180,604)
Goldman Sachs	2.5575%	CPI Urban Consumer NSA	11/13/2019	20,000,000	19,965,576	(34,424)
Goldman Sachs	2.6475%	CPI Urban Consumer NSA	12/6/2020	20,000,000	19,901,447	(98,553)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	14,898,760	(101,240)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	14,984,014	(15,986)
Goldman Sachs	2.98%	CPI Urban Consumer NSA	2/7/2033	10,000,000	9,931,880	(68,120)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,953,206	(46,794)
J.P. Morgan	2.73%	CPI Urban Consumer NSA	9/20/2021	15,000,000	14,942,962	(57,038)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,898,448	(101,552)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,827,015	(172,985)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,960,654	(39,346)
Morgan Stanley	2.27%	CPI Urban Consumer NSA	3/14/2014	5,000,000	4,960,378	(39,622)
Morgan Stanley	2.555%	CPI Urban Consumer NSA	2/11/2018	20,000,000	19,908,642	(91,358)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/22/2021	20,000,000	19,971,057	(28,943)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	14,994,202	(5,798)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,731,045	(268,955)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,971,489	(28,511)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Open Consumer Price Index (“CPI”) Swaps at February 28, 2013 (continued):

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation

UBS AG	2.7175%	CPI Urban Consumer NSA	5/13/2020	$12,000,000	$11,795,367	$(204,633)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	14,957,725	(42,275)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	14,952,177	(47,823)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	19,936,191	(63,809)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	24,992,311	(7,689)
Wells Fargo	2.95%	CPI Urban Consumer NSA	1/31/2033	15,000,000	14,975,790	(24,210)

Unrealized Depreciation on CPI Swaps						$(3,644,793)

Credit Default Swaps on Indexes - Sell Protection at February 28, 2013(1):

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)

Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	$500,000	$ 487,292	$12,451	$(257)	$12,708
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	1,000,000	964,063	36,109	172	35,937
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	2,000,000	1,928,125	74,093	2,218	71,875
Credit Suisse	.35%	Markit CMBX. NA.AAA.4	2/17/2051	500,000	482,875	39,946	22,821	17,125
Deutsche Bank	.50%	Markit CMBX. NA.AM.3	12/13/2049	1,000,000	898,750	99,540	(1,710)	101,250
Goldman Sachs	.08%	Markit CMBX. NA.AAA.3	12/13/2049	100,000	96,406	7,893	4,299	3,594
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	200,000	197,375	8,335	5,710	2,625
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	650,000	641,469	24,063	15,532	8,531
Morgan Stanley	.07%	Markit CMBX. NA.AAA.2	3/15/2049	1,500,000	1,461,875	42,938	4,813	38,125
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	500,000	482,031	42,225	24,256	17,969
Morgan Stanley	.10%	Markit CMBX. NA.AAA.1	10/12/2052	1,500,000	1,480,312	31,420	11,732	19,688
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	900,000	798,750	111,939	10,689	101,250
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	200,000	177,500	36,641	14,141	22,500
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	200,000	177,500	32,266	9,766	22,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Credit Default Swaps on Indexes - Sell Protection at February 28, 2013(1) (continued):

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)

UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	300,000	$292,375	$16,503	$8,878	$7,625
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	300,000	292,375	16,503	8,878	7,625
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	487,292	27,505	14,797	12,708
UBS AG	.08%	Markit CMBX. NA.AAA.3	12/31/2049	200,000	192,813	16,930	9,743	7,187

						$677,300	$166,478	$510,822

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities

(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(l)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $168,445. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,967.
(5)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 28, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Canadian dollar	Sell	Barclays Bank plc	4/29/2013	212,000	$210,344	$205,310	$5,034
Canadian dollar	Sell	Goldman Sachs	4/29/2013	32,000	31,660	30,990	670
Canadian dollar	Sell	Goldman Sachs	4/29/2013	265,000	262,200	256,637	5,563
Canadian dollar	Sell	Goldman Sachs	4/29/2013	32,000	31,738	30,990	748
Canadian dollar	Sell	Morgan Stanley	4/29/2013	30,000	29,680	29,053	627
Canadian dollar	Sell	Morgan Stanley	4/29/2013	53,000	52,554	51,327	1,227
Canadian dollar	Sell	Goldman Sachs	5/21/2013	556,000	547,759	538,204	9,555
Canadian dollar	Sell	UBS AG	4/29/2013	146,000	146,006	141,393	4,613
euro	Sell	Barclays Bank plc	5/13/2013	329,000	442,923	429,751	13,172
euro	Sell	Deutsche Bank AG	3/20/2013	540,000	712,563	705,078	7,485
euro	Sell	Deutsche Bank AG	4/22/2013	563,000	752,377	735,289	17,088
euro	Sell	Goldman Sachs	5/13/2013	493,000	660,425	643,974	16,451
euro	Sell	J.P. Morgan	3/20/2013	545,000	712,632	711,606	1,026
euro	Sell	J.P. Morgan	3/20/2013	215,000	285,777	280,725	5,052
euro	Sell	J.P. Morgan	4/17/2013	160,000	214,108	208,955	5,153
euro	Sell	J.P. Morgan	4/17/2013	100,000	133,818	130,597	3,221
euro	Sell	J.P. Morgan	4/22/2013	461,000	621,134	602,075	19,059
euro	Sell	J.P. Morgan	5/13/2013	432,000	577,278	564,293	12,985
euro	Sell	J.P. Morgan	5/13/2013	83,000	108,736	108,417	319
euro	Sell	Morgan Stanley	3/20/2013	270,000	357,713	352,539	5,174

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$134,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND February 28, 2013

Open Futures Contracts at February 28, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	June 2013	872	Long	$192,248,750	$92,631
U.S. 5-Year Treasury Note	June 2013	614	Short	(76,126,406)	(317,398)

Totals				$116,122,344	$(224,767)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 92.14%

ASSET-BACKED SECURITIES 8.90%

Automobiles 4.77%

Ally Auto Receivables Trust 2010-4 A3	0.91%		11/17/2014	$15,963	$15,989,153
Ally Auto Receivables Trust 2011-5 A2	0.80%		6/16/2014	1,392	1,393,150
Ally Auto Receivables Trust 2012-2 A2	0.56%		10/15/2014	9,919	9,925,829
Ally Auto Receivables Trust 2012-2 A3	0.74%		4/15/2016	40,784	40,951,418
Ally Auto Receivables Trust 2012-5 A3	0.62%		3/15/2017	58,040	58,129,091
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	4,783	4,788,300
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%		8/8/2015	12,549	12,584,903
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%		10/8/2015	13,935	13,967,513
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%		12/8/2015	29,278	29,322,660
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%		6/8/2017	42,450	42,555,297
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%		6/8/2017	34,200	34,213,372
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%		6/8/2016	4,470	4,472,304
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%		10/10/2017	27,375	27,392,944
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%		3/8/2018	16,424	16,479,751
Bank of America Auto Trust 2012-1 A2	0.59%		11/17/2014	28,086	28,109,903
BMW Vehicle Lease Trust 2011-1 A3	1.06%		2/20/2014	4,614	4,620,316
BMW Vehicle Lease Trust 2013-1 A3	0.54%		9/21/2015	31,842	31,853,686
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%		3/20/2015	47,921	47,928,979
Capital Auto Receivables Asset Trust 2013-1A2	0.62%		7/20/2016	47,921	48,008,360
CarMax Auto Owner Trust 2011-1 A3	1.29%		9/15/2015	6,261	6,290,838
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	3,077	3,079,529
CarMax Auto Owner Trust 2012-1 A2	0.59%		3/16/2015	6,334	6,341,221
CarMax Auto Owner Trust 2012-3 A2	0.43%		9/15/2015	29,130	29,149,954
Ford Credit Auto Lease Trust 2012-A A2	0.63%		4/15/2014	5,453	5,457,401
Ford Credit Auto Lease Trust 2012-A A3	0.85%		1/15/2015	21,000	21,069,573
Honda Auto Receivables Owner Trust 2012-4 A3	0.52%		8/18/2016	29,160	29,190,443
Huntington Auto Trust 2011-1A A2†	0.76%		4/15/2014	744	743,746
Huntington Auto Trust 2012-1 A2	0.54%	#	11/17/2014	26,508	26,524,631
Huntington Auto Trust 2012-2 A3	0.51%	#	4/17/2017	106,000	106,039,909
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%		1/15/2015	28,216	28,255,815
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%		8/17/2015	32,000	32,202,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

Hyundai Auto Lease Securitization Trust 2013-A A3†(a)	0.66%		6/15/2016	$18,400	$18,398,155
Hyundai Auto Receivables Trust 2010-B A3	0.97%		4/15/2015	18,773	18,823,172
Hyundai Auto Receivables Trust 2012-C A3	0.53%		4/17/2017	53,200	53,280,465
Hyundai Auto Receivables Trust 2013-A A3	0.56%		7/17/2017	30,000	30,020,805
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%		4/15/2014	19,927	19,942,194
Nissan Auto Lease Trust 2012-A A3	0.98%		5/15/2015	59,500	59,878,301
Nissan Auto Lease Trust 2012-B A3	0.58%		11/16/2015	15,175	15,213,954
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%		10/15/2014	16,321	16,332,651
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	11,697	11,764,801
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	432	432,381
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%		8/15/2014	1,773	1,775,061
Santander Drive Auto Receivables Trust 2011-3 A3	1.23%		4/15/2015	24,000	24,101,568
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%		9/15/2015	14,000	14,120,463
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	10,282	10,313,460
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	16,868	16,899,848
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	25,064	25,224,635
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	75,063	75,219,927
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	30,290	30,327,681
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	28,875	28,896,671
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	23,700	23,705,818
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	39,700	39,728,564
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	63,745	64,082,785
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	90,395	90,454,480

Total					1,455,970,437

Credit Cards 1.88%

American Express Credit Account Master Trust 2012-3 B	0.701%	#	3/15/2018	21,700	21,780,442
Bank One Issuance Trust 2003-A4	0.451%	#	1/15/2016	21,275	21,286,222
Bank One Issuance Trust 2003-A8	0.451%	#	5/16/2016	6,000	6,006,393
Capital One Multi-Asset Execution Trust 2006-A5	0.261%	#	1/15/2016	5,500	5,500,025
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	52,350	52,458,417
Chase Issuance Trust 2011-A1	0.391%	#	3/16/2015	30,000	30,002,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards (continued)

Chase Issuance Trust 2012-A6 A	0.331%	#	8/15/2017	$48,500	$48,526,675
Citibank Omni Master Trust 2009-A14A†	2.951%	#	8/15/2018	91,335	94,748,783
Discover Card Master Trust 2008-A4	5.65%		12/15/2015	3,255	3,306,876
Discover Card Master Trust 2012-B3	0.651%	#	5/15/2018	67,800	68,027,672
Dryrock Issuance Trust 2012-1 A	0.351%	#	8/15/2017	50,000	50,016,500
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	40,750	40,773,146
MBNA Credit Card Master Note Trust 2004-B1	4.45%		8/15/2016	27,200	28,282,655
MBNA Credit Card Master Note Trust 2006-A5	0.261%	#	10/15/2015	10,000	9,998,820
World Financial Network Credit Card Master Trust 2006-A†	0.331%	#	2/15/2017	60,545	60,541,852
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	33,150	33,715,307

Total					574,972,650

Home Equity 0.19%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.362%	#	5/25/2036	29,276	25,902,061
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.272%	#	12/25/2036	6,405	6,231,284
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.322%	#	4/25/2037	2,333	2,320,790
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A	0.262%	#	5/25/2037	3,260	3,221,326
Option One Mortgage Loan Trust 2005-1 A4	0.602%	#	2/25/2035	18,951	18,687,201
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	159	156,786

Total					56,519,448

Other 2.06%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.532%	#	6/25/2035	8,670	8,635,157
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	32,000	32,117,600
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	56,180	57,378,095
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A1†	0.898%		1/15/2044	44,000	44,040,106
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	18,750	18,913,050
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A3†	2.289%		1/15/2048	9,000	9,227,871
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B1†	1.247%		1/15/2044	14,525	14,553,135
Morgan Stanley ABS Capital I 2006-HE1 A3	0.382%	#	1/25/2036	12,561	12,336,523
Nelnet Student Loan Trust 2010-3A A†	1.081%	#	7/27/2048	10,658	10,792,596
Nelnet Student Loan Trust 2010-4A A†	1.002%	#	4/25/2046	21,686	21,979,358
Nelnet Student Loan Trust 2012-1A A†	1.002%	#	12/27/2039	21,991	22,325,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Other (continued)

Pennsylvania Higher Education Assistance Agency 2009-2 A1	0.901%#	4/25/2019	$3,306	$3,314,561
Saxon Asset Securities Trust 2006-3 A2	0.312%#	10/25/2046	5,468	5,432,561
SLM Student Loan Trust 2006-2 A4	0.391%#	10/25/2022	14,915	14,920,516
SLM Student Loan Trust 2007-2 A2	0.301%#	7/25/2017	24,261	24,223,852
SLM Student Loan Trust 2007-6 A2(b)	0.551%#	1/25/2019	17,777	17,806,616
SLM Student Loan Trust 2007-7 A2	0.501%#	1/25/2016	12,252	12,262,900
SLM Student Loan Trust 2010-A 2A†	3.451%#	5/16/2044	68,642	72,816,530
SLM Student Loan Trust 2010-C A1†	1.851%#	12/15/2017	13,052	13,097,288
SLM Student Loan Trust 2011-1 A1	0.722%#	3/25/2026	30,317	30,481,748
SLM Student Loan Trust 2011-A A1†	1.201%#	10/15/2024	29,018	29,247,839
SLM Student Loan Trust 2011-B A1†	1.051%#	12/16/2024	39,349	39,602,608
SLM Student Loan Trust 2011-C A1†	1.601%#	12/15/2023	28,143	28,501,855
SLM Student Loan Trust 2012-A A1†	1.601%#	8/15/2025	21,900	22,247,166
SLM Student Loan Trust 2012-C A1†	1.301%#	8/15/2023	24,181	24,427,576
SLM Student Loan Trust 2012-E A1†	0.951%#	10/16/2023	28,854	29,004,174
Structured Asset Securities Corp. 2006-GEL3 A2†	0.432%#	7/25/2036	9,279	9,188,817

Total				628,875,292

Total Asset-Backed Securities (cost $2,706,885,958)				2,716,337,827

CONVERTIBLE BONDS 0.14%

Communications Technology 0.08%

JDS Uniphase Corp.	1.00%	5/15/2026	24,350	24,304,466

Financial: Miscellaneous 0.05%

NASDAQ OMX Group, Inc. (The)	2.50%	8/15/2013	14,555	14,600,484

Metal Fabricating 0.01%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	3,949	3,981,086

Total Convertible Bonds (cost $42,892,346)				42,886,036

CORPORATE BONDS 44.57%

Advertising 0.13%

MDC Partners, Inc.	11.00%	11/1/2016	13,123	14,533,723
MDC Partners, Inc.†	11.00%	11/1/2016	22,550	24,974,125

Total				39,507,848

Aerospace/Defense 0.08%

BAE Systems Holdings, Inc.†	4.95%	6/1/2014	1,113	1,163,264
BAE Systems Holdings, Inc.†	5.20%	8/15/2015	6,215	6,773,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Aerospace/Defense (continued)

BAE Systems plc (United Kingdom)†(c)	3.50%		10/11/2016	$14,800	$15,581,455

Total					23,518,037

Air Transportation 0.11%

Continental Airlines, Inc.†	6.75%		9/15/2015	30,773	32,465,515
Continental Airlines, Inc.	7.461%		4/1/2015	2,404	2,476,253

Total					34,941,768

Apparel 0.12%

Fifth & Pacific Cos., Inc.†	10.50%		4/15/2019	5,370	6,041,250
J. Crew Group, Inc.	8.125%		3/1/2019	12,000	12,930,000
Perry Ellis International, Inc.	7.875%		4/1/2019	2,030	2,139,112
PVH Corp.	7.375%		5/15/2020	15,111	17,018,764

Total					38,129,126

Auto Parts: Original Equipment 0.08%

Delphi Corp.	5.875%		5/15/2019	2,412	2,592,900
Hertz Corp. (The)	7.50%		10/15/2018	10,065	11,046,337
International Automotive Components Group SA (Luxembourg)†(c)	9.125%		6/1/2018	4,925	4,863,438
Stanadyne Holdings, Inc.	12.00%		2/15/2015	6,930	4,954,950

Total					23,457,625

Auto: Trucks & Parts 0.00%

Commercial Vehicle Group, Inc.	7.875%		4/15/2019	475	481,531

Automotive 0.17%

Kia Motors Corp. (South Korea)†(c)	3.625%		6/14/2016	13,600	14,419,998
TRW Automotive, Inc.†	8.875%		12/1/2017	34,374	37,725,465

Total					52,145,463

Banks: Diversified 7.77%

Abbey National Treasury Services plc (United Kingdom)(c)	1.881%	#	4/25/2014	7,016	7,076,913
Abbey National Treasury Services plc (United Kingdom)(c)	2.875%		4/25/2014	46,769	47,633,572
Abbey National Treasury Services plc (United Kingdom)†(c)	3.875%		11/10/2014	3,579	3,722,339
Abbey National Treasury Services plc (United Kingdom)(c)	4.00%		4/27/2016	14,679	15,621,656
Associated Banc-Corp	1.875%		3/12/2014	40,700	40,908,465
Associated Banc-Corp	5.125%		3/28/2016	64,556	70,811,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Banco Bradesco SA†	2.39%	#	5/16/2014	$23,200	$23,353,630
Banco Bradesco SA†	4.50%		1/12/2017	9,800	10,510,500
Banco Davivienda SA (Colombia)†(c)	2.95%		1/29/2018	7,800	7,722,000
Banco de Credito e Inversiones (Chile)†(c)	3.00%		9/13/2017	11,800	11,913,044
Banco del Estado de Chile (Chile)†(c)	2.00%		11/9/2017	29,500	29,505,310
Banco del Estado de Chile COD	2.03%		4/2/2015	7,900	8,091,283
Banco do Brasil SA	3.875%		1/23/2017	24,800	26,176,400
Banco do Nordeste do Brasil SA (Brazil)†(c)	4.375%		5/3/2019	4,000	4,130,000
Bank of America Corp.	5.375%		6/15/2014	73,000	77,165,964
Bank of America Corp.	5.42%		3/15/2017	10,771	12,027,146
Bank of America Corp.	5.75%		8/15/2016	11,660	12,951,963
Bank of America Corp.	5.75%		12/1/2017	24,000	27,805,176
Bank of America Corp.	6.00%		9/1/2017	14,010	16,288,684
Bank of America Corp.	7.375%		5/15/2014	89,940	96,793,068
Bank of America Corp.	7.625%		6/1/2019	24,975	31,898,370
Bank of America Corp.	7.75%		8/15/2015	1,051	1,192,210
Bank of America Corp.	7.80%		9/15/2016	5,327	6,246,462
Bank of America NA	5.30%		3/15/2017	10,497	11,776,091
Bank of America NA	6.10%		6/15/2017	8,350	9,651,181
Bank of Nova Scotia (Canada)†(c)	2.15%		8/3/2016	66,740	69,941,117
Bank One Corp.	4.90%		4/30/2015	25,450	27,437,543
Citigroup, Inc.	3.953%		6/15/2016	39,270	42,243,721
Citigroup, Inc.	4.70%		5/29/2015	26,675	28,625,956
Citigroup, Inc.	5.00%		9/15/2014	129,235	135,994,766
Citigroup, Inc.	5.30%		1/7/2016	21,826	24,171,749
Citigroup, Inc.	5.50%		2/15/2017	29,320	32,959,580
Citigroup, Inc.	6.01%		1/15/2015	27,429	29,795,053
Citigroup, Inc.	6.125%		11/21/2017	16,482	19,517,935
Commonwealth Bank of Australia (Australia)†(c)	2.70%		11/25/2014	33,310	34,634,739
Corpbanca SA (Chile)(c)	3.125%		1/15/2018	11,800	11,663,061
Discover Bank	8.70%		11/18/2019	8,872	11,884,843
DnB NOR Boligkreditt AS (Norway)†(c)	2.10%		10/14/2015	77,645	80,483,235
First Citizens St. Lucia Ltd. (Saint Lucia)†(c)	4.903%		2/9/2016	2,125	2,243,405
First Midwest Bancorp, Inc.	5.875%		11/22/2016	14,875	15,533,635
Goldman Sachs Group, Inc. (The)	3.30%		5/3/2015	21,150	22,125,501
Goldman Sachs Group, Inc. (The)	3.70%		8/1/2015	37,115	39,232,968
Goldman Sachs Group, Inc. (The)	5.125%		1/15/2015	9,350	10,020,956
Goldman Sachs Group, Inc. (The)	5.35%		1/15/2016	13,545	15,030,859
Goldman Sachs Group, Inc. (The)	5.50%		11/15/2014	21,480	23,057,019
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017	11,462	12,899,518
Goldman Sachs Group, Inc. (The)	6.15%		4/1/2018	53,725	63,553,344
Goldman Sachs Group, Inc. (The)	6.25%		9/1/2017	16,800	19,829,410
Hana Bank (South Korea)†(c)	1.375%		2/5/2016	9,800	9,794,639
HBOS plc (United Kingdom)†(c)	6.75%		5/21/2018	15,732	17,512,721
HSBC Bank USA	4.625%		4/1/2014	23,650	24,631,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

JPMorgan Chase Bank NA	6.00%		10/1/2017	$142,700	$169,118,051
KeyBank NA	7.413%		5/6/2015	17,400	19,661,165
Korea Development Bank (The) (South Korea)(c)	1.00%		1/22/2016	9,800	9,774,010
Morgan Stanley	1.902%	#	1/24/2014	7,200	7,264,606
Morgan Stanley	3.45%		11/2/2015	31,300	32,656,605
Morgan Stanley	4.00%		7/24/2015	27,632	29,176,131
Morgan Stanley	4.20%		11/20/2014	24,051	25,215,598
Morgan Stanley	4.75%		4/1/2014	59,324	61,383,907
Morgan Stanley	5.375%		10/15/2015	12,050	13,162,179
Morgan Stanley	5.55%		4/27/2017	28,125	31,745,081
Morgan Stanley	5.95%		12/28/2017	9,850	11,417,243
Morgan Stanley	6.00%		5/13/2014	10,223	10,811,231
Morgan Stanley	6.00%		4/28/2015	90,037	98,338,051
Morgan Stanley	6.25%		8/28/2017	14,250	16,549,594
Nordea Eiendomskreditt AS (Norway)†(c)	2.125%		9/22/2016	52,740	54,929,870
Provident Funding Associates LP/PFG Finance Corp.†	10.125%		2/15/2019	290	311,750
Regions Bank	7.50%		5/15/2018	4,073	4,979,243
Regions Financial Corp.	7.75%		11/10/2014	34,398	38,009,790
Royal Bank of Canada (Canada)(c)	1.20%		9/19/2017	89,518	89,806,248
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(c)	5.298%		12/27/2017	13,800	14,714,250
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(c)	7.125%		1/14/2014	11,800	12,334,540
Sberbank via SB Capital SA (Russia)†(c)	4.95%		2/7/2017	11,800	12,670,250
Sberbank via SB Capital SA (Russia)(c)	5.40%		3/24/2017	4,900	5,323,850
Shinhan Bank (South Korea)†(c)	4.375%		7/27/2017	5,800	6,455,168
Sparebank 1 Boligkreditt AS (Norway)†(c)	2.30%		6/30/2017	67,210	70,329,283
Swedbank Hypotek AB (Sweden)†(c)	2.95%		3/28/2016	33,630	35,828,864
Synovus Financial Corp.	5.125%		6/15/2017	4,800	4,806,000
Synovus Financial Corp.	7.875%		2/15/2019	14,175	16,159,500
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%		7/19/2017	9,800	10,466,400
Turkiye Vakiflar Bankasi Tao (Turkey)†(c)	5.75%		4/24/2017	5,500	6,008,750
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(c)	6.00%		4/12/2017	7,800	8,453,250
Wells Fargo Bank, NA	4.75%		2/9/2015	7,750	8,316,913

Total					2,371,968,627

Banks: Money Center 0.77%

1Malaysia Sukuk Global Berhad (Malaysia)†(c)	3.928%		6/4/2015	13,575	14,449,515
Akbank TAS (Turkey)†(c)	3.875%		10/24/2017	7,850	8,085,500
Banco de Credito del Peru (Peru)†(c)	4.75%		3/16/2016	9,900	10,617,750
Banco Latinoamericano de Comercio Exterior SA (Panama)†(c)	3.75%		4/4/2017	7,800	8,034,000
BBVA Banco Continental SA (Peru)†(c)	2.25%		7/29/2016	4,900	4,814,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Money Center (continued)

Caribbean Development Bank†	0.602%	#	7/19/2013	$3,800	$3,803,238
Eurasian Development Bank (Kazakhstan)†(c)	7.375%		9/29/2014	13,700	14,864,500
Export-Import Bank of Korea (South Korea)(c)	3.75%		10/20/2016	6,675	7,263,808
Wachovia Corp.	5.625%		10/15/2016	19,901	22,803,700
Wilmington Trust Corp.	8.50%		4/2/2018	10,931	13,696,237
Zions Bancorporation	4.00%		6/20/2016	23,625	24,293,493
Zions Bancorporation	4.50%		3/27/2017	52,000	55,665,532
Zions Bancorporation	7.75%		9/23/2014	42,822	46,788,302

Total					235,179,825

Beverages 0.29%

Beam, Inc.	5.375%		1/15/2016	2,711	3,017,563
Central American Bottling Corp.†	6.75%		2/9/2022	5,511	6,034,545
Constellation Brands, Inc.	8.375%		12/15/2014	488	542,290
Cott Beverages, Inc.	8.125%		9/1/2018	950	1,047,375
Cott Beverages, Inc.	8.375%		11/15/2017	22,918	24,894,677
Foster’s Finance Corp.†	4.875%		10/1/2014	1,900	2,020,931
Pernod Ricard SA (France)†(c)	2.95%		1/15/2017	49,300	52,072,287

Total					89,629,668

Biotechnology Research & Production 0.45%

Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	46,825	50,484,280
Life Technologies Corp.	3.375%		3/1/2013	24,649	24,649,000
Life Technologies Corp.	3.50%		1/15/2016	4,510	4,726,286
Life Technologies Corp.	4.40%		3/1/2015	54,843	57,889,200

Total					137,748,766

Brokers 0.19%

E*Trade Financial Corp.	6.75%		6/1/2016	5,592	5,997,420
Jefferies Group, Inc.	5.875%		6/8/2014	9,675	10,231,312
Raymond James Financial, Inc.	4.25%		4/15/2016	6,250	6,670,563
Raymond James Financial, Inc.	8.60%		8/15/2019	27,342	35,274,598

Total					58,173,893

Building Materials 0.19%

Cemex Finance LLC†	9.375%		10/12/2022	8,625	10,069,687
Cimento Tupi SA (Brazil)†(c)	9.75%		5/11/2018	4,980	5,303,700
Interline Brands, Inc.	7.50%		11/15/2018	7,125	7,748,438
Interline Brands, Inc. PIK†	10.00%		11/15/2018	8,270	9,133,181
Nortek, Inc.	8.50%		4/15/2021	10,330	11,440,475
Owens Corning, Inc.	6.50%		12/1/2016	2,116	2,390,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials (continued)

Owens Corning, Inc.	9.00%	6/15/2019	$10,214	$13,136,869

Total				59,222,478

Business Services 0.47%

Alliance Data Systems Corp.†	5.25%	12/1/2017	25,200	26,271,000
Alliance Data Systems Corp.†	6.375%	4/1/2020	11,092	12,007,090
American Residential Services LLC†	12.00%	4/15/2015	4,100	3,997,500
Expedia, Inc.	7.456%	8/15/2018	19,450	23,215,559
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	5,300	5,737,250
Iron Mountain, Inc.	7.75%	10/1/2019	12,455	13,887,325
Iron Mountain, Inc.	8.00%	6/15/2020	811	858,646
Iron Mountain, Inc.	8.375%	8/15/2021	22,273	24,555,982
Monitronics International, Inc.	9.125%	4/1/2020	8,050	8,492,750
Verisk Analytics, Inc.	4.875%	1/15/2019	21,400	22,872,470

Total				141,895,572

Chemicals 1.22%

Airgas, Inc.	2.85%	10/1/2013	8,110	8,213,451
Airgas, Inc.	7.125%	10/1/2018	51,821	55,359,856
Braskem SA (Brazil)†(c)	11.75%	1/22/2014	8,331	9,122,445
Cabot Finance BV (Netherlands)†(c)	5.25%	9/1/2013	6,400	6,530,502
CF Industries, Inc.	6.875%	5/1/2018	40,690	49,674,352
Chemtura Corp.	7.875%	9/1/2018	4,618	5,010,530
Cytec Industries, Inc.	6.00%	10/1/2015	9,985	11,057,509
Eagle Spinco, Inc.†	4.625%	2/15/2021	3,575	3,646,500
Incitec Pivot Ltd. (Australia)†(c)	4.00%	12/7/2015	43,056	45,191,491
INEOS Finance plc (United Kingdom)†(c)	8.375%	2/15/2019	3,525	3,873,094
INEOS Group Holdings Ltd. (United Kingdom)†(c)	8.50%	2/15/2016	12,840	13,112,850
Methanex Corp. (Canada)(c)	3.25%	12/15/2019	8,653	8,807,439
Methanex Corp. (Canada)(c)	6.00%	8/15/2015	38,517	41,538,620
Phibro Animal Health Corp.†	9.25%	7/1/2018	20,035	21,587,713
PhosAgro OAO via PhosAgro Bond Funding Ltd. (Ireland)†(c)	4.204%	2/13/2018	6,800	6,893,500
Rhodia SA (France)†(c)	6.875%	9/15/2020	53,074	60,243,395
Sibur Securities Ltd. (Ireland)†(c)	3.914%	1/31/2018	7,800	7,800,000
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	10,185	13,138,385

Total				370,801,632

Coal 0.12%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	24,738	26,531,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Coal (continued)

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	$9,766	$10,596,110

Total				37,127,615

Communications & Media 0.16%

Digicel Ltd. (Jamaica)†(c)	7.00%	2/15/2020	1,300	1,387,750
Digicel Ltd. (Jamaica)†(c)	8.25%	9/1/2017	18,600	19,809,000
Digicel Ltd. (Jamaica)†(c)	12.00%	4/1/2014	25,765	27,568,550

Total				48,765,300

Computer Hardware 0.93%

Hewlett-Packard Co.	1.25%	9/13/2013	56,757	56,888,903
Hewlett-Packard Co.	2.35%	3/15/2015	25,745	26,251,456
Hewlett-Packard Co.	4.50%	3/1/2013	125,396	125,396,000
Hewlett-Packard Co.	6.125%	3/1/2014	36,648	38,505,357
Seagate Technology International†	10.00%	5/1/2014	33,188	35,428,190

Total				282,469,906

Computer Software 0.68%

Autodesk, Inc.	1.95%	12/15/2017	9,800	9,717,053
BMC Software, Inc.	7.25%	6/1/2018	54,900	65,114,365
Brocade Communications Systems, Inc.	6.875%	1/15/2020	1,950	2,140,125
Netflix, Inc.	8.50%	11/15/2017	20,993	23,025,332
SERENA Software, Inc.	10.375%	3/15/2016	17,343	17,733,218
SunGard Data Systems, Inc.	7.375%	11/15/2018	35,562	38,362,507
Symantec Corp.	2.75%	6/15/2017	49,175	50,797,873

Total				206,890,473

Construction/Homebuilding 0.21%

CRH America, Inc.	4.125%	1/15/2016	5,744	6,069,667
CRH America, Inc.	6.00%	9/30/2016	24,333	27,739,085
CRH America, Inc.	8.125%	7/15/2018	17,915	22,053,204
Empresas ICA SAB de CV (Mexico)†(c)	8.375%	7/24/2017	7,065	7,524,225

Total				63,386,181

Consumer Products 0.28%

Avon Products, Inc.	4.625%	5/15/2013	24,575	24,731,985
Avon Products, Inc.	5.625%	3/1/2014	58,041	60,491,839

Total				85,223,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Containers 0.40%

Ball Corp.	6.75%	9/15/2020	$6,708	$7,429,110
Berry Plastics Corp.	9.50%	5/15/2018	42,510	47,504,925
Berry Plastics Corp.	10.25%	3/1/2016	6,897	7,028,905
BWAY Holding Co.	10.00%	6/15/2018	1,240	1,398,100
Rock-Tenn Co.†	3.50%	3/1/2020	5,915	6,022,351
Rock-Tenn Co.†	4.45%	3/1/2019	29,847	32,113,313
Rock-Tenn Co.	5.625%	3/15/2013	20,563	20,582,843

Total				122,079,547

Copper 0.02%

Southern Copper Corp.	6.375%	7/27/2015	4,400	4,849,205

Data Product, Equipment & Communications 0.59%

Fidelity National Information Services, Inc.	7.625%	7/15/2017	71,207	76,992,569
Fidelity National Information Services, Inc.	7.875%	7/15/2020	91,871	104,388,424

Total				181,380,993

Diversified 0.20%

Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	56,645	62,008,998

Drugs 0.86%

Mylan, Inc.†	6.00%	11/15/2018	150,751	166,100,015
Mylan, Inc.†	7.625%	7/15/2017	49,075	54,790,912
Mylan, Inc.†	7.875%	7/15/2020	34,650	40,439,703

Total				261,330,630

Electric: Power 1.53%

Black Hills Corp.	9.00%	5/15/2014	24,300	26,459,833
CE Generation LLC	7.416%	12/15/2018	40,967	41,684,132
DPL, Inc.	6.50%	10/15/2016	14,000	14,770,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	53,914	58,442,938
Elwood Energy LLC	8.159%	7/5/2026	7,749	8,097,226
Entergy Corp.	4.70%	1/15/2017	29,100	31,770,216
Entergy Mississippi, Inc.	3.25%	6/1/2016	10,900	11,432,509
Genon Rema LLC	9.237%	7/2/2017	1,969	2,170,603
Indiantown Cogeneration LP	9.77%	12/15/2020	22,710	24,684,876
Monongahela Power Co., Inc.†	7.95%	12/15/2013	6,300	6,642,159
Nevada Power Co.	7.375%	1/15/2014	3,000	3,170,961
NiSource Finance Corp.	5.40%	7/15/2014	2,150	2,280,778
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	29,220	31,703,700
Oncor Electric Delivery Co. LLC	5.00%	9/30/2017	4,970	5,658,255
PNM Resources, Inc.	9.25%	5/15/2015	14,260	16,327,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)

PPL WEM Holdings plc (United Kingdom)†(c)	3.90%	5/1/2016	$61,655	$65,232,408
Red Oak Power LLC	8.54%	11/30/2019	23,962	25,759,091
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(c)	11.50%	2/12/2015	14,411	15,420,037
Trans-Allegheny Interstate Line Co.†	4.00%	1/15/2015	38,686	40,700,419
TransAlta Corp. (Canada)(c)	5.75%	12/15/2013	33,955	35,144,070

Total				467,551,911

Electrical Equipment 0.11%

Xerox Corp.	8.25%	5/15/2014	32,033	34,717,205

Electrical: Household 0.05%

WireCo WorldGroup, Inc.	9.50%	5/15/2017	14,300	15,050,750

Electronics 0.18%

FLIR Systems, Inc.	3.75%	9/1/2016	27,250	27,928,525
Jabil Circuit, Inc.	7.75%	7/15/2016	24,346	28,180,495

Total				56,109,020

Electronics: Semi-Conductors/Components 0.04%

Avnet, Inc.	5.875%	3/15/2014	12,200	12,735,495

Energy Equipment & Services 0.98%

Energy Transfer Partners LP	5.95%	2/1/2015	76,375	83,229,274
Energy Transfer Partners LP	6.00%	7/1/2013	90,773	92,168,726
Energy Transfer Partners LP	8.50%	4/15/2014	13,530	14,606,677
Energy Transfer Partners LP	9.00%	4/15/2019	49,838	66,165,975
Energy Transfer Partners LP	9.70%	3/15/2019	15,849	21,479,548
Gazprom OAO via RBS AG (Germany)†(c)	9.625%	3/1/2013	19,920	19,920,000

Total				297,570,200

Engineering & Contracting Services 0.07%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	25,173	19,886,670

Entertainment 0.66%

American Casino & Entertainment Properties LLC/ACEP Finance Corp.	11.00%	6/15/2014	23,039	23,557,378
CCO Holdings LLC/CCO Holdings Capital Corp.†(a)	5.25%	3/15/2021	8,000	8,000,000
Greektown Superholdings, Inc.	13.00%	7/1/2015	32,070	34,555,425
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	15,875	17,482,344
Production Resource Group LLC	8.875%	5/1/2019	5,090	3,989,288
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	5,610	5,777,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Entertainment (continued)

Seminole Indian Tribe of Florida†	6.535%	10/1/2020	$3,160	$3,475,561
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	30,871	33,610,801
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	30,785	30,919,684
Vail Resorts, Inc.	6.50%	5/1/2019	14,500	15,623,750
WMG Acquisition Corp.	11.50%	10/1/2018	18,596	21,687,585
WMG Holdings Corp.†	13.75%	10/1/2019	1,400	1,638,000

Total				200,317,476

Financial Services 2.47%

Air Lease Corp.	4.50%	1/15/2016	24,600	25,276,500
Air Lease Corp.	5.625%	4/1/2017	45,205	48,143,325
Aon Corp.	3.50%	9/30/2015	12,000	12,645,264
Astoria Depositor Corp.†	7.902%	5/1/2021	12,245	11,999,801
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	40,074	45,718,543
CNH Capital LLC	3.875%	11/1/2015	6,361	6,567,733
Credit Suisse AG (Guernsey)†(c)	1.625%	3/6/2015	57,970	59,056,764
Doric Nimrod Air Finance Alpha Ltd. (Guernsey)†(c)	6.50%	5/30/2021	6,500	6,882,499
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	29,805	30,693,696
ERAC USA Finance LLC†	2.25%	1/10/2014	27,880	28,241,185
ERAC USA Finance LLC†	5.60%	5/1/2015	4,994	5,489,035
ERAC USA Finance LLC†	5.90%	11/15/2015	1,530	1,719,501
FMR LLC†	4.75%	3/1/2013	10,895	10,895,000
Hyundai Capital America†	1.625%	10/2/2015	9,750	9,826,742
Hyundai Capital America†	3.75%	4/6/2016	4,150	4,403,889
Hyundai Capital America†	4.00%	6/8/2017	7,945	8,587,194
Hyundai Capital Services, Inc. (South Korea)†(c)	3.50%	9/13/2017	3,800	4,040,696
Hyundai Capital Services, Inc. (South Korea)†(c)	4.375%	7/27/2016	24,931	27,015,606
Hyundai Capital Services, Inc. (South Korea)†(c)	6.00%	5/5/2015	3,780	4,133,294
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	3,185	3,377,661
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	15,257	16,116,107
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	4,856	5,482,929
Merrill Lynch & Co., Inc.	6.40%	8/28/2017	25,236	29,655,808
MU Finance plc (United Kingdom)†(c)	8.375%	2/1/2017	36,168	39,332,567
Nationstar Mortgage LLC/Nationstar Capital Corp.†	6.50%	7/1/2021	5,850	6,025,500
Nationstar Mortgage LLC/Nationstar Capital Corp.†	9.625%	5/1/2019	9,815	11,238,175
Nationstar Mortgage LLC/Nationstar Capital Corp.	10.875%	4/1/2015	17,370	18,499,050
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	13,695	14,978,906
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	27,327	31,835,955
Salton Sea Funding Corp.	7.475%	11/30/2018	1,863	1,959,772
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	21,855	23,066,840
Western Union Co. (The)	2.875%	12/10/2017	94,421	95,039,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)

Woodside Finance Ltd. (Australia)†(c)	4.50%		11/10/2014	$39,788	$41,899,191
Woodside Finance Ltd. (Australia)†(c)	5.00%		11/15/2013	6,800	6,981,750
Woodside Finance Ltd. (Australia)†(c)	8.125%		3/1/2014	53,200	56,896,921

Total					753,722,479

Financial: Miscellaneous 2.21%

Compagnie de Financement Foncier SA (France)†(c)	2.125%		4/22/2013	62,690	62,811,180
Compagnie de Financement Foncier SA (France)†(c)	2.25%		3/7/2014	103,900	105,778,720
Equifax, Inc.	4.45%		12/1/2014	3,454	3,636,551
Ford Motor Credit Co. LLC	2.75%		5/15/2015	14,850	15,180,071
Ford Motor Credit Co. LLC	3.875%		1/15/2015	19,980	20,805,034
Ford Motor Credit Co. LLC	4.25%		2/3/2017	15,000	16,072,125
Ford Motor Credit Co. LLC	7.00%		4/15/2015	24,800	27,475,275
Ford Motor Credit Co. LLC	8.00%		12/15/2016	81,129	97,420,839
Ford Motor Credit Co. LLC	8.70%		10/1/2014	12,700	14,160,246
Ford Motor Credit Co. LLC	12.00%		5/15/2015	39,815	48,624,069
Hercules Offshore, Inc.†	10.50%		10/15/2017	2,550	2,779,500
Legacy Reserves LP/Finance Corp.†	8.00%		12/1/2020	9,050	9,366,750
NASDAQ OMX Group, Inc. (The)	4.00%		1/15/2015	25,121	26,135,612
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018	36,900	40,199,229
NASDAQ OMX Group, Inc. (The)	5.55%		1/15/2020	10,079	10,867,934
SLM Corp.	3.875%		9/10/2015	28,125	29,024,016
SLM Corp.	5.00%		10/1/2013	975	996,937
SLM Corp.	5.00%		6/15/2018	11,417	11,536,445
SLM Corp.	6.00%		1/25/2017	5,375	5,845,312
SLM Corp.	6.25%		1/25/2016	100,930	109,761,375
SLM Corp.	8.45%		6/15/2018	5,675	6,739,062
Turkiye Garanti Bankasi AS (Turkey)†(c)	2.802%	#	4/20/2016	2,500	2,506,250
Turkiye Garanti Bankasi AS (Turkey) †(c)	4.00%		9/13/2017	7,800	8,053,500

Total					675,776,032

Food 0.64%

CFG Investment SAC (Peru)†(c)	9.75%		7/30/2019	16,700	14,445,500
Dean Foods Co.	9.75%		12/15/2018	48,295	54,814,825
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%		2/1/2020	19,986	22,034,565
JBS USA LLC/JBS USA Finance, Inc.	11.625%		5/1/2014	3,900	4,324,125
Minerva Luxembourg SA (Luxembourg)†(c)	12.25%		2/10/2022	10,750	13,491,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%		4/1/2015	57,934	58,730,592
Raizen Fuels Finance Ltd.†	9.50%		8/15/2014	4,359	4,805,798
Southern States Cooperative, Inc.†	11.25%		5/15/2015	12,645	13,340,475
Wells Enterprises, Inc.†	6.75%		2/1/2020	1,400	1,478,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food (continued)

Wm. Wrigley Jr. Co.	4.65%	7/15/2015	$8,585	$9,165,853

Total				196,631,733

Gaming 0.12%

CCM Merger, Inc.†	9.125%	5/1/2019	14,450	14,702,875
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	20,474	22,777,325

Total				37,480,200

Health Care Products 0.36%

Bausch & Lomb, Inc.	9.875%	11/1/2015	16,286	16,856,010
Biogen Idec, Inc.	6.875%	3/1/2018	24,302	29,813,645
Boston Scientific Corp.	4.50%	1/15/2015	38,791	41,144,683
Boston Scientific Corp.	5.45%	6/15/2014	5,410	5,709,611
Boston Scientific Corp.	6.25%	11/15/2015	9,900	11,147,351
Boston Scientific Corp.	6.40%	6/15/2016	975	1,118,007
Hanger, Inc.	7.125%	11/15/2018	2,527	2,741,795

Total				108,531,102

Health Care Services 0.22%

American Renal Associates Holdings, Inc. PIK	9.75%	3/1/2016	7,147	7,531,151
American Renal Holdings Co., Inc.	8.375%	5/15/2018	31,055	32,840,662
Centene Corp.	5.75%	6/1/2017	1,292	1,375,980
Community Health Systems, Inc.	8.00%	11/15/2019	22,220	24,636,425
Nationwide Health Properties, Inc.	6.00%	5/20/2015	1,160	1,285,996

Total				67,670,214

Household Equipment/Products 0.21%

Newell Rubbermaid, Inc.	2.00%	6/15/2015	7,772	7,917,756
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	24,646	27,048,985
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016	28,282	29,307,505

Total				64,274,246

Household Furnishings 0.10%

Whirlpool Corp.	8.60%	5/1/2014	28,120	30,598,497

Insurance 0.81%

Allied World Assurance Co. Ltd.	7.50%	8/1/2016	2,323	2,739,602
American International Group, Inc.†	3.75%	11/30/2013	3,350	3,426,541
Fidelity National Financial, Inc.	6.60%	5/15/2017	19,582	22,276,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance (continued)

Hartford Financial Services Group, Inc.	4.75%	3/1/2014	$1,450	$1,498,075
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	17,383	19,832,717
Hartford Financial Services Group, Inc.	5.50%	10/15/2016	950	1,068,333
Hartford Financial Services Group, Inc.	6.30%	3/15/2018	18,516	22,260,046
Hartford Financial Services Group, Inc.	7.30%	11/1/2015	2,290	2,598,270
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	22,472	23,399,240
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	15,325	17,642,692
Markel Corp.	7.125%	9/30/2019	1,375	1,700,979
Willis Group Holdings plc (United Kingdom)(c)	4.125%	3/15/2016	28,497	30,316,647
Willis North America, Inc.	5.625%	7/15/2015	69,535	75,464,249
Willis North America, Inc.	6.20%	3/28/2017	19,911	22,743,121

Total				246,966,643

Investment Management Companies 0.38%

Lazard Group LLC	6.85%	6/15/2017	43,866	50,601,887
Lazard Group LLC	7.125%	5/15/2015	39,107	43,384,837
Nuveen Investments, Inc.	5.50%	9/15/2015	15,250	14,868,750
Yankee Candle Corp.	9.75%	2/15/2017	6,076	6,319,101

Total				115,174,575

Jewelry, Watches & Gemstones 0.06%

ALROSA Finance SA (Luxembourg)†(c)	8.875%	11/17/2014	16,343	18,127,656

Leasing 0.73%

International Lease Finance Corp.	4.875%	4/1/2015	6,850	7,175,375
International Lease Finance Corp.	5.625%	9/20/2013	22,538	23,059,304
International Lease Finance Corp.	5.75%	5/15/2016	17,950	19,392,803
International Lease Finance Corp.	6.375%	3/25/2013	21,799	21,887,504
International Lease Finance Corp.†	6.50%	9/1/2014	6,280	6,735,300
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	19,500	21,498,750
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	7/11/2014	11,857	12,060,620
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	7,525	7,617,708
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	65,985	68,769,699
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	32,400	34,253,442

Total				222,450,505

Leisure 0.28%

Easton-Bell Sports, Inc.	9.75%	12/1/2016	52,615	56,824,726
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	13,425	13,827,750
Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	12,250	14,118,125

Total				84,770,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Lodging 0.59%

Host Hotels & Resorts LP	5.875%	6/15/2019	$30,020	$33,078,287
Host Hotels & Resorts LP	6.00%	11/1/2020	29,960	33,218,150
Host Hotels & Resorts LP	9.00%	5/15/2017	31,089	33,032,063
Hyatt Hotels Corp.	3.875%	8/15/2016	11,110	11,876,279
Hyatt Hotels Corp.†	5.75%	8/15/2015	19,843	21,676,017
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	17,728	21,601,018
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	14,381	15,477,551
Wyndham Worldwide Corp.	2.50%	3/1/2018	8,775	8,836,873

Total				178,796,238

Machinery: Agricultural 0.29%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	14,942	13,933,415
Camposol SA (Peru)†(c)	9.875%	2/2/2017	13,986	15,139,845
Lorillard Tobacco Co.	8.125%	6/23/2019	37,299	47,758,572
MHP SA (Ukraine)†(c)	10.25%	4/29/2015	10,000	10,700,000

Total				87,531,832

Machinery: Oil Well Equipment & Services 0.07%

National Oilwell Varco, Inc.	6.125%	8/15/2015	20,320	20,469,129

Manufacturing 0.12%

J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	8,025	8,466,375
Smiths Group plc (United Kingdom) †(c)	6.05%	5/15/2014	27,241	28,498,390

Total				36,964,765

Materials & Commodities 0.13%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	37,025	40,727,500

Media 0.95%

Globo Comunicacao e Participacoes SA (Brazil)(7.25% after 5/11/2017)†~(c)	5.307%	5/11/2022	14,800	16,132,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	3,650	4,033,250
Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017	20,631	20,442,350
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	27,401	29,627,332
NET Servicos de Comunicacao SA (Brazil)(c)	7.50%	1/27/2020	26,663	30,262,505
News America, Inc.	7.60%	10/11/2015	1,118	1,300,823
Videotron Ltee (Canada)(c)	6.375%	12/15/2015	1,500	1,522,500
Videotron Ltee (Canada)(c)	9.125%	4/15/2018	14,070	14,879,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media (continued)

Virgin Media Secured Finance plc (United Kingdom)(c)	6.50%	1/15/2018		$160,770	$172,425,825

Total					290,625,610

Metal Fabricating 0.07%

Timken Co.	6.00%	9/15/2014		16,795	17,883,954
Xstrata Canada Corp. (Canada)(c)	6.00%	10/15/2015		1,975	2,201,005

Total					20,084,959

Metals & Minerals: Miscellaneous 1.13%

Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	46,822	46,084,199
Anglo American Capital plc (United Kingdom)†(c)	9.375%	4/8/2019		$98,397	131,927,844
Compass Minerals International, Inc.	8.00%	6/1/2019		17,658	19,158,930
Corp. Nacional del Cobre de Chile (Chile)†(c)	4.75%	10/15/2014		6,900	7,304,809
IAMGOLD Corp. (Canada)†(c)	6.75%	10/1/2020		26,865	26,126,212
KGHM International Ltd. (Canada)†(c)	7.75%	6/15/2019		23,016	24,627,120
Kinross Gold Corp. (Canada)(c)	3.625%	9/1/2016		58,062	59,696,155
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022		6,980	7,381,350
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020		7,595	8,240,575
Xstrata Finance Canada Ltd. (Canada)†(c)	1.80%	10/23/2015		14,650	14,817,435

Total					345,364,629

Natural Gas 0.15%

SourceGas LLC†	5.90%	4/1/2017		3,180	3,452,453
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016		2,825	3,137,905
Tennessee Gas Pipeline Co.	8.00%	2/1/2016		32,680	39,016,554

Total					45,606,912

Oil 2.20%

Afren plc (United Kingdom)†(c)	10.25%	4/8/2019		11,300	13,412,535
Afren plc (United Kingdom)†(c)	11.50%	2/1/2016		17,250	20,311,875
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014		1,589	1,710,559
Canadian Oil Sands Ltd. (Canada)†(c)	5.80%	8/15/2013		15,775	16,138,109
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019		1,621	2,050,377
Chaparral Energy, Inc.	7.625%	11/15/2022		8,000	8,720,000
Chaparral Energy, Inc.	9.875%	10/1/2020		17,707	20,451,585
CNPC General Capital Ltd. (China)†(c)	2.75%	4/19/2017		9,800	10,205,093
CNPC HK Overseas Capital Ltd. (China)†(c)	3.125%	4/28/2016		4,000	4,187,328
Concho Resources, Inc.	5.50%	4/1/2023		7,237	7,562,665
Continental Resources, Inc.	7.125%	4/1/2021		14,500	16,530,000
Continental Resources, Inc.	7.375%	10/1/2020		26,058	29,510,685
DCP Midstream LLC†	9.75%	3/15/2019		2,765	3,656,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)

Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	$14,531	$15,657,152
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	35,467	40,255,045
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	5/23/2016	18,000	19,175,760
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	8.125%	7/31/2014	1,500	1,630,200
Harvest Operations Corp. (Canada)(c)	6.875%	10/1/2017	1,305	1,455,075
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	21,177	23,453,527
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	41,710	45,985,275
HollyFrontier Corp.	9.875%	6/15/2017	24,000	25,740,000
Husky Oil Ltd. (Canada)(c)	7.55%	11/15/2016	1,500	1,790,669
KazMunaiGas National Co. (Kazakhstan)†(c)	8.375%	7/2/2013	21,705	22,204,215
KazMunaiGas National Co. (Kazakhstan)†(c)	11.75%	1/23/2015	4,900	5,745,250
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	1,700	1,761,625
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	23,468	26,518,840
Laredo Petroleum, Inc.	7.375%	5/1/2022	4,801	5,233,090
Laredo Petroleum, Inc.	9.50%	2/15/2019	2,830	3,212,050
LUKOIL International Finance BV (Netherlands)†(c)	6.375%	11/5/2014	18,166	19,566,599
McMoRan Exploration Co.	11.875%	11/15/2014	31,048	33,182,550
Naftogaz of Ukraine NJSC (Ukraine)(c)	9.50%	9/30/2014	10,800	11,232,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	3,420	3,710,700
Oasis Petroleum, Inc.	7.25%	2/1/2019	3,020	3,276,700
Offshore Group Investments Ltd.	11.50%	8/1/2015	61,405	67,084,962
Petroleos de Venezuela SA (Venezuela)(c)	5.25%	4/12/2017	3,250	2,892,500
Petronas Global Sukuk Ltd. (Malaysia)†(c)	4.25%	8/12/2014	26,700	28,033,104
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,350,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.50%	9/30/2014	28,550	30,512,812
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.832%	9/30/2016	10,666	11,545,512
Rosetta Resources, Inc.	9.50%	4/15/2018	15,188	16,934,620
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(c)	3.149%	3/6/2017	11,600	11,730,500
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	11,800	12,313,914
SM Energy Co.	6.50%	11/15/2021	2,773	3,029,503
Swift Energy Co.†	7.875%	3/1/2022	7,100	7,437,250
TNK-BP Finance SA (Luxembourg)†(c)	7.50%	3/13/2013	7,150	7,177,170
Valero Energy Corp.	4.75%	6/15/2013	3,100	3,140,170

Total				672,415,771

Oil: Crude Producers 1.73%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(c)	5.67%	3/5/2014	11,965	12,437,618
Anadarko Petroleum Corp.	5.75%	6/15/2014	34,020	35,934,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)

Anadarko Petroleum Corp.	5.95%	9/15/2016	$25,925	$29,832,986
Anadarko Petroleum Corp.	6.375%	9/15/2017	18,068	21,597,132
Anadarko Petroleum Corp.	7.625%	3/15/2014	13,372	14,288,009
DCP Midstream Operating LP	2.50%	12/1/2017	12,550	12,703,047
Enbridge Energy Partners LP	5.875%	12/15/2016	1,940	2,242,568
Enogex LLC†	6.875%	7/15/2014	7,535	7,961,360
Enterprise Products Operating LLC	5.90%	4/15/2013	10,892	10,951,917
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	8,197	9,087,719
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	18,237	19,073,512
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	33,275	34,705,026
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	10,420	11,263,749
Murphy Oil Corp.	2.50%	12/1/2017	35,910	36,025,989
Noble Energy, Inc.	8.25%	3/1/2019	5,825	7,629,125
OGX Austria GmbH (Austria)†(c)	8.50%	6/1/2018	31,150	28,151,813
Pacific Rubiales Energy Corp. (Canada)†(c)	7.25%	12/12/2021	19,685	22,637,750
Pacific Rubiales Energy Corp. (Canada)†(c)	8.75%	11/10/2016	2,543	2,962,595
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	26,222	26,796,839
Pioneer Natural Resources Co.	5.875%	7/15/2016	1,900	2,149,844
Pioneer Natural Resources Co.	6.65%	3/15/2017	6,319	7,443,359
Plains Exploration & Production Co.	6.50%	11/15/2020	17,050	19,138,625
Plains Exploration & Production Co.	7.625%	6/1/2018	7,030	7,416,650
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	5,125	5,560,625
Southeast Supply Header LLC†	4.85%	8/15/2014	78,057	81,079,601
Southern Star Central Corp.	6.75%	3/1/2016	1,730	1,755,950
Southern Star Central Corp.†	6.75%	3/1/2016	25,175	25,552,625
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	2,900	3,236,771
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	9,990	10,637,802
Talisman Energy, Inc. (Canada)(c)	5.125%	5/15/2015	11,575	12,465,974
Transportadora de Gas Internacional SA ESP (Colombia)†(c)	5.70%	3/20/2022	700	777,000
W&T Offshore, Inc.	8.50%	6/15/2019	5,050	5,428,750

Total				528,926,976

Oil: Integrated Domestic 0.25%

Buckeye Partners LP	4.625%	7/15/2013	18,375	18,552,907
Korea National Oil Corp. (South Korea)†(c)	2.875%	11/9/2015	30,455	31,796,116
Korea National Oil Corp. (South Korea)†(c)	5.375%	7/30/2014	18,000	19,103,148
Rowan Cos., Inc.	7.875%	8/1/2019	6,272	7,863,984

Total				77,316,155

Oil: Integrated International 1.97%

Petrobras International Finance Co.	2.875%	2/6/2015	43,025	43,920,823
Petrobras International Finance Co.	3.875%	1/27/2016	9,950	10,450,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated International (continued)

Petrobras International Finance Co.	7.75%	9/15/2014	$3,361	$3,700,461
Petrohawk Energy Corp.	7.25%	8/15/2018	50,865	57,062,036
Petrohawk Energy Corp.	7.875%	6/1/2015	108,433	112,681,947
Petrohawk Energy Corp.	10.50%	8/1/2014	97,075	102,984,052
Transocean, Inc.	2.50%	10/15/2017	14,350	14,545,748
Transocean, Inc.	4.95%	11/15/2015	33,178	36,112,561
Transocean, Inc.	5.05%	12/15/2016	35,354	39,417,412
Transocean, Inc.	5.25%	3/15/2013	45,098	45,161,453
Transocean, Inc.	6.00%	3/15/2018	20,221	23,208,289
Weatherford International Ltd.	4.95%	10/15/2013	27,854	28,572,160
Weatherford International Ltd.	5.15%	3/15/2013	11,065	11,077,415
Weatherford International Ltd.	5.50%	2/15/2016	2,397	2,631,875
Weatherford International Ltd.	6.00%	3/15/2018	18,620	21,333,195
Weatherford International Ltd.	9.625%	3/1/2019	36,045	47,361,940

Total				600,222,141

Paper & Forest Products 0.48%

Appleton Papers, Inc.†	10.50%	6/15/2015	39,054	41,201,970
Clearwater Paper Corp.	7.125%	11/1/2018	16,828	18,300,450
Georgia-Pacific LLC	7.70%	6/15/2015	5,470	6,271,333
Inversiones CMPC SA (Chile)†(c)	4.875%	6/18/2013	560	566,129
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	9,615	10,143,825
Plum Creek Timberlands LP	5.875%	11/15/2015	35,127	38,799,984
SCA Finans AB (Sweden)†(c)	4.50%	7/15/2015	14,350	15,357,571
West Fraser Timber Co. Ltd. (Canada)†(c)	5.20%	10/15/2014	16,470	17,252,325

Total				147,893,587

Plastics 0.04%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	10,149	11,671,350

Printing 0.02%

Quebecor Media, Inc. (Canada)(c)	7.75%	3/15/2016	7,167	7,310,340

Production Technology Equipment 0.02%

Supervalu, Inc.	7.50%	11/15/2014	6,650	6,708,254

Real Estate Investment Trusts 1.22%

American Tower Corp.	4.50%	1/15/2018	5,035	5,552,064
American Tower Corp.	7.00%	10/15/2017	2,115	2,528,332
American Tower Corp.	7.25%	5/15/2019	4,417	5,463,118
Arden Realty LP	5.25%	3/1/2015	22,395	23,982,514
Atlantic Finance Ltd. (United Kingdom)†(c)	10.75%	5/27/2014	11,865	12,920,427
BRE Properties, Inc.	4.697%	3/17/2014	12,500	12,943,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts (continued)

Camden Property Trust	5.00%	6/15/2015	$2,875	$3,106,645
Camden Property Trust	5.375%	12/15/2013	5,855	6,056,927
DDR Corp.	5.50%	5/1/2015	9,175	9,943,636
DDR Corp.	9.625%	3/15/2016	5,238	6,405,157
Digital Realty Trust LP	4.50%	7/15/2015	3,311	3,527,546
EPR Properties	7.75%	7/15/2020	3,875	4,625,522
Federal Realty Investment Trust	5.40%	12/1/2013	3,058	3,163,006
Federal Realty Investment Trust	5.65%	6/1/2016	1,450	1,638,380
HCP, Inc.	3.75%	2/1/2016	1,335	1,430,207
HCP, Inc.	5.65%	12/15/2013	15,029	15,609,315
HCP, Inc.	6.00%	6/15/2014	4,950	5,249,430
HCP, Inc.	6.00%	3/1/2015	2,963	3,228,621
HCP, Inc.	6.00%	1/30/2017	20,461	23,746,627
HCP, Inc.	6.30%	9/15/2016	5,075	5,889,390
HCP, Inc.	7.072%	6/8/2015	12,750	14,196,539
Health Care REIT, Inc.	3.625%	3/15/2016	21,894	23,217,230
Health Care REIT, Inc.	5.875%	5/15/2015	20,470	22,483,040
Healthcare Realty Trust, Inc.	5.125%	4/1/2014	3,985	4,146,173
Kilroy Realty LP	4.80%	7/15/2018	14,455	16,202,046
Kilroy Realty LP	5.00%	11/3/2015	49,330	53,900,523
Potlatch Corp.	6.95%	12/15/2015	1,500	1,597,500
Regency Centers LP	4.95%	4/15/2014	1,895	1,976,125
Regency Centers LP	5.25%	8/1/2015	8,488	9,255,502
Rouse Co. LP (The)	6.75%	11/9/2015	57,533	59,978,152
UDR, Inc.	6.05%	6/1/2013	9,590	9,710,863

Total				373,673,745

Restaurants 0.01%

Yum! Brands, Inc.	6.25%	4/15/2016	2,875	3,281,640

Retail 0.86%

CDR DB Sub, Inc.†	7.75%	10/15/2020	2,872	2,922,260
CKE, Inc. PIK†	10.50%	3/14/2016	13,398	14,252,491
DineEquity, Inc.	9.50%	10/30/2018	6,665	7,598,100
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016	13,359	14,527,912
Maestro Peru SA (Peru)†(c)	6.75%	9/26/2019	10,175	10,734,625
QVC, Inc.†	7.125%	4/15/2017	38,941	40,560,556
QVC, Inc.†	7.375%	10/15/2020	38,733	42,958,770
QVC, Inc.†	7.50%	10/1/2019	118,085	130,378,239

Total				263,932,953

Retail: Specialty 0.24%

Michaels Stores, Inc.	7.75%	11/1/2018	3,525	3,864,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail: Specialty (continued)

Michaels Stores, Inc.	11.375%	11/1/2016	$12,678	$13,280,332
Rite Aid Corp.	7.50%	3/1/2017	10,358	10,694,635
Rite Aid Corp.	9.50%	6/15/2017	22,250	23,501,563
Rite Aid Corp.	10.25%	10/15/2019	17,800	20,692,500

Total				72,033,311

Savings & Loan 0.22%

AmSouth Bank	5.20%	4/1/2015	38,620	41,080,094
Santander Holdings USA, Inc.	3.00%	9/24/2015	24,200	24,876,608

Total				65,956,702

Security Services 0.09%

ADT Corp. (The)†	2.25%	7/15/2017	26,400	26,392,027

Services 0.11%

ARAMARK Corp.	8.50%	2/1/2015	25,050	25,206,813
Corrections Corp. of America	7.75%	6/1/2017	6,965	7,345,463

Total				32,552,276

Steel 0.13%

CSN Islands VIII Corp.†	9.75%	12/16/2013	9,850	10,465,625
Evraz Group SA (Luxembourg)†(c)	6.75%	4/27/2018	2,500	2,627,500
GTL Trade Finance, Inc.†	7.25%	10/20/2017	11,785	13,700,062
Metinvest BV (Netherlands)†(c)	8.75%	2/14/2018	2,525	2,592,796
Metinvest BV (Netherlands)†(c)	10.25%	5/20/2015	3,530	3,755,391
Vale Overseas Ltd. (Brazil) (c)	6.25%	1/11/2016	6,040	6,786,985

Total				39,928,359

Supermarkets 0.09%

Safeway, Inc.	5.625%	8/15/2014	20,631	21,890,378
Safeway, Inc.	6.25%	3/15/2014	4,431	4,651,239

Total				26,541,617

Technology 0.27%

Baidu, Inc. (China)(c)	2.25%	11/28/2017	14,800	15,035,172
Bankrate, Inc.	11.75%	7/15/2015	23,885	25,974,937
Fiserv, Inc.	3.125%	10/1/2015	2,427	2,552,372
Fiserv, Inc.	3.125%	6/15/2016	22,900	24,181,324
Fiserv, Inc.	6.80%	11/20/2017	11,250	13,564,980

Total				81,308,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications 1.30%

Block Communications, Inc.†	7.25%	2/1/2020	$10,850	$11,826,500
Consolidated Communications Finance Co.†	10.875%	6/1/2020	29,325	33,357,187
Cricket Communications, Inc.	7.75%	5/15/2016	47,402	49,888,235
Digicel Group Ltd. (Jamaica)†(c)	10.50%	4/15/2018	23,758	26,371,380
GeoEye, Inc.	9.625%	10/1/2015	3,425	3,771,781
Intelsat Luxembourg SA (Luxembourg)(c)	11.50%	2/4/2017	900	958,500
Intelsat Luxembourg SA (Luxembourg)(c)	11.25%	2/4/2017	51,929	55,239,474
Qtel International Finance Ltd.†	3.375%	10/14/2016	3,000	3,172,500
Qtel International Finance Ltd.†	6.50%	6/10/2014	9,320	9,977,060
Qwest Communications International, Inc.	7.125%	4/1/2018	88,735	92,552,202
Qwest Corp.	6.875%	9/15/2033	26,075	26,140,188
Qwest Corp.	7.50%	10/1/2014	12,400	13,538,729
Qwest Corp.	7.625%	6/15/2015	500	563,578
Sable International Finance Ltd.†	8.75%	2/1/2020	4,225	4,795,375
Telemovil Finance Co., Ltd. (El Salvador)†(c)	8.00%	10/1/2017	7,975	8,712,688
Verizon Maryland, Inc.	7.15%	5/1/2023	7,773	7,834,694
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(c)	8.25%	5/23/2016	13,400	15,075,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(c)	6.493%	2/2/2016	8,500	9,158,750
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(c)	8.375%	4/30/2013	17,100	17,275,275
VimpelCom Holdings BV (Netherlands)†(c)	5.20%	2/13/2019	4,800	4,890,000
VimpelCom Holdings BV (Netherlands)†(c)	6.255%	3/1/2017	2,300	2,475,375

Total				397,574,471

Tobacco 0.15%

Altria Group, Inc.	9.70%	11/10/2018	14,600	20,400,200
Reynolds American, Inc.	7.30%	7/15/2015	9,812	11,222,612
Reynolds American, Inc.	7.625%	6/1/2016	6,321	7,535,220
Reynolds American, Inc.	7.75%	6/1/2018	3,375	4,291,738
Universal Corp.	5.20%	10/15/2013	2,475	2,531,027

Total				45,980,797

Transportation: Miscellaneous 0.48%

Asciano Finance Ltd. (Australia)†(c)	3.125%	9/23/2015	41,600	42,869,715
Brunswick Rail Finance Ltd. (Ireland)†(c)	6.50%	11/1/2017	14,200	15,270,680
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	5,523	5,681,327
Florida East Coast Railway Corp.	8.125%	2/1/2017	4,250	4,595,313
Grupo Senda Autotransporte SA de CV (Mexico)†(c)	10.50%	10/3/2015	5,950	6,217,750
J.B. Hunt Transport Services, Inc.	3.375%	9/15/2015	4,667	4,858,067
Kansas City Southern de Mexico SA de CV (Mexico)(c)	6.125%	6/15/2021	10,876	12,262,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Transportation: Miscellaneous (continued)

Kansas City Southern de Mexico SA de CV (Mexico)(c)	6.625%	12/15/2020	$8,779	$9,942,218
Kansas City Southern de Mexico SA de CV (Mexico)(c)	8.00%	2/1/2018	17,661	19,515,405
Kazakhstan Temir Zholy Finance BV (Netherlands)(c)	7.00%	5/11/2016	12,700	14,430,375
Ryder System, Inc.	7.20%	9/1/2015	4,935	5,617,979
Transnet SOC Ltd. (South Africa)†(c)	4.50%	2/10/2016	5,300	5,609,520
Transportadora de Gas del Sur SA (Argentina)†(c)	7.875%	5/14/2017	538	459,990

Total				147,331,029

Utilities 0.06%

Public Service Co. of New Mexico	7.95%	5/15/2018	15,525	18,757,026

Utilities: Electrical 0.25%

Ameren Corp.	8.875%	5/15/2014	2,165	2,349,081
Calpine Corp.†	7.25%	10/15/2017	11,750	12,557,813
Otter Tail Corp.	9.00%	12/15/2016	27,622	32,359,173
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(c)	4.75%	9/15/2014	27,000	28,417,500

Total				75,683,567

Wholesale 0.18%

Glencore Funding LLC †	6.00%	4/15/2014	51,687	54,231,809

Total Corporate Bonds (cost $13,320,021,066)				13,602,224,003

FLOATING RATE LOANS(e) 2.13%

Aerospace/Defense 0.08%

AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(c)	4.75%	7/16/2018	10,855	10,963,882
DigitalGlobe, Inc. Term Loan	3.75%	1/22/2020	7,000	7,061,250
Spirit Aerosystems, Inc. Term Loan B	3.75%	4/18/2019	5,628	5,669,282

Total				23,694,414

Apparel 0.03%

Phillips-Van Heusen Corp. Term Loan B	3.25%	12/19/2019	9,750	9,845,062

Automotive 0.10%

Delphi Corp. Term Loan A	4.25%	3/31/2016	8,932	8,952,785
Delphi Corp. Term Loan B	4.75%	3/31/2017	12,567	12,642,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automotive (continued)

TI Group Automotive Systems LLC New Term Loan(f)	6.75%	3/14/2018	$7,518	$7,612,165

Total				29,207,053

Broadcasting 0.14%

MCC Iowa LLC Tranche G Term Loan	4.00%	1/8/2020	23,616	23,807,691
MTL Publishing LLC Term Loan B	5.50%	6/29/2018	9,480	9,624,719
WMG Acquisition Corp. Initial Term Loan	5.25%	11/1/2018	8,800	8,939,331

Total				42,371,741

Chemicals 0.04%

Eastman Chemical Co. Term Loan	1.75%	2/28/2017	13,370	13,389,058

Communications Services 0.03%

Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	9,147	8,946,583

Consumer Products 0.02%

Wilton Brands LLC Term Loan	7.50%	8/30/2018	5,622	5,706,203

Containers 0.04%

Owens-Illinois, Inc. Term Loan B	1.954%	5/19/2016	12,063	12,070,039

Energy Equipment & Services 0.03%

Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	8,221	8,378,600

Environmental Services 0.02%

Progressive Waste Solutions Ltd. Term Loan B (Canada)(c)	3.50%	10/24/2019	6,275	6,343,636

Financial Services 0.01%

Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	3,745	3,840,966

Financial: Miscellaneous 0.08%

Fidelity National Information Solutions, Inc. Term Loan A3	1.952%	3/30/2017	12,442	12,488,492
MoneyGram Payment Systems Worldwide, Inc. Term Loan B	4.25%	11/20/2017	4,712	4,733,626
MoneyGram Payment Systems Worldwide, Inc. Term Loan B1	4.25%	11/17/2017	5,925	5,952,777

Total				23,174,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food/Tobacco 0.03%

Diamond Foods, Inc. Revolver(f)	6.75%	2/25/2015	$4,030	$3,768,008
Diamond Foods, Inc. Term Loan(f)	6.75%	2/25/2015	5,507	5,328,269

Total				9,096,277

Health Care 0.54%

Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	14,725	14,798,498
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	1,963	1,972,426
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	3,900	3,997,500
AssuraMed Holding, Inc. 2nd Lien Term Loan	9.25%	4/24/2020	4,325	4,425,915
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/20/2020	2,700	2,772,001
Fresenius Medical Care Holdings, Inc. Term Loan A(f)	2.311%	10/26/2017	49,000	49,000,000
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	59,415	60,107,953
RPI Finance Trust New Term Loan Tranche 2	3.50%	5/9/2018	17,988	18,207,167
Truven Health Analytics, Inc. New Term Loan B	5.75%	6/1/2019	9,453	9,629,734

Total				164,911,194

Leisure 0.02%

Dave & Buster’s, Inc. New Term Loan	5.50%	6/1/2016	1,935	1,948,380
Orbitz Worldwide, Inc. Term Loan	3.202% - 3.204%	7/25/2014	2,975	2,946,181
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	1,870	1,900,341

Total				6,794,902

Manufacturing 0.03%

Silver II Borrower S.C.A Refinancing Term Loan	4.00%	12/5/2019	8,800	8,816,500

Media 0.20%

Alpha Topco Ltd. (Formula 1) Term Loan B2 (United Kingdom)(c)	6.00%	4/30/2019	9,689	9,824,552
CSC Holdings, Inc. Extended Term Loan A4	0.954%	12/30/2016	38,150	38,269,219
Tribune Co. Tranche B Term Loan	4.00%	12/31/2019	12,850	12,930,248

Total				61,024,019

Metals & Minerals: Miscellaneous 0.34%

Freeport McMoran Copper & Gold, Inc. Term Loan A	1.50%	2/12/2018	82,350	82,452,937
Preferred Proppants LLC Term Loan B(f)	7.50%	12/15/2016	22,770	21,289,950

Total				103,742,887

Miscellaneous 0.09%

Packaging Corp. of America Term Loan(f)	1.75%	10/11/2016	7,963	7,982,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Miscellaneous (continued)

Phillips 66 Term Loan(f)	1.25%	4/30/2015		$19,450	$19,462,156

Total					27,444,562

Services 0.15%

Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018		10,250	10,109,063
LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019		18,991	19,180,531
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019		1,609	1,625,469
Road Infrastructure Investment LLC 1st Lien Term Loan(f)	6.25%	3/30/2018		4,566	4,594,034
Road Infrastructure Investment LLC 2nd Lien Term Loan(f)	10.25%	9/28/2018		9,825	9,923,250

Total					45,432,347

Telecommunications 0.01%

Cricket Communications, Inc. Term Loan	4.75%	10/10/2019		4,400	4,437,127

Utilities 0.07%

Windsor Financing LLC Term Loan B(f)	6.25%	12/5/2017		19,290	20,013,286

Utilities: Miscellaneous 0.03%

Essential Power LLC Term Loan B(f)	5.50%	8/8/2019		10,612	10,764,530

Total Floating Rate Loans (cost $641,701,270)					649,445,881

FOREIGN BONDS(d) 0.66%

Croatia 0.02%

Agrokor dd†	9.875%	5/1/2019	EUR	2,275	3,311,689
Agrokor dd†	10.00%	12/7/2016	EUR	1,000	1,423,049

Total					4,734,738

Germany 0.02%

Kabel Deutschland Holding AG†	6.50%	7/31/2017	EUR	5,000	7,098,925

Luxembourg 0.01%

Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	2,750	4,056,995

Netherlands 0.43%

Ziggo Finance BV †	6.125%	11/15/2017	EUR	96,588	132,720,687

South Africa 0.10%

Foodcorp Ltd.†	8.75%	3/1/2018	EUR	20,200	29,240,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

United Kingdom 0.08%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	$16,250	$23,113,938

Total Foreign Bonds (cost $199,429,186)					200,965,349

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.75%

Argentina 0.04%

City of Buenos Aires†	9.95%	3/1/2017		$8,100	6,723,000
Provincia de Buenos Aires†	11.75%	10/5/2015		5,015	4,012,000
Provincia de Neuquen†	7.875%	4/26/2021		3,145	2,704,700

Total					13,439,700

Brazil 0.05%

Federal Republic of Brazil	6.00%	9/15/2013		750	764,250
Republic of Brazil	8.00%	1/15/2018		12,944	15,177,361

Total					15,941,611

Dominican Republic 0.04%

Dominican Republic †	9.04%	1/23/2018		11,892	13,354,254

Gabon 0.07%

Republic of Gabon†	8.20%	12/12/2017		17,200	20,984,000

Ghana 0.05%

Republic of Ghana †	8.50%	10/4/2017		11,900	13,625,500

Hungary 0.04%

Republic of Hungary	4.125%	2/19/2018		11,800	11,682,000

Indonesia 0.02%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018		5,800	6,046,500

Mexico 0.02%

United Mexican States	6.625%	3/3/2015		4,950	5,506,875

Mongolia 0.02%

Republic of Mongolia †	4.125%	1/5/2018		5,800	5,669,500

Peru 0.02%

Republic of Peru	8.375%	5/3/2016		3,900	4,761,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Philippines 0.02%

Republic of Philippines	8.25%	1/15/2014	$6,376	$6,782,470

Poland 0.12%

Republic of Poland	3.875%	7/16/2015	17,900	19,091,782
Republic of Poland	5.00%	10/19/2015	15,000	16,567,500

Total				35,659,282

Qatar 0.04%

State of Qatar†	3.125%	1/20/2017	11,400	12,112,500

Russia 0.12%

Russia Eurobonds†	3.625%	4/29/2015	34,750	36,552,830

Serbia 0.02%

Republic of Serbia†	5.25%	11/21/2017	5,800	6,003,000

South Africa 0.03%

Republic of South Africa	6.50%	6/2/2014	9,900	10,575,180

Turkey 0.02%

Republic of Turkey	9.50%	1/15/2014	4,950	5,315,063

Ukraine 0.01%

Ukraine Government†	6.25%	6/17/2016	3,800	3,819,000

Total Foreign Government Obligations (cost $223,240,533)				227,831,165

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.36%

Federal Home Loan Mortgage Corp. K004 A1	3.413%	5/25/2019	20,727	22,499,149
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	55,275	59,958,284
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	65,543	71,085,810
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	42,307	45,886,160
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	28,283	30,138,634
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	38,615	41,070,082
Federal Home Loan Mortgage Corp. K010 A1	3.32%	7/25/2020	19,163	20,781,251
Federal Home Loan Mortgage Corp. K013 A1	2.902%	8/25/2020	18,896	20,150,067
Federal Home Loan Mortgage Corp. K014 A1	2.788%	10/25/2020	26,298	28,093,992
Federal Home Loan Mortgage Corp. K015 A1	2.257%	10/25/2020	36,372	38,127,902
Federal Home Loan Mortgage Corp. K017 A1	1.891%	12/25/2020	62,616	64,932,083
Federal Home Loan Mortgage Corp. K019 A1	1.459%	9/25/2021	69,989	70,993,371
Federal Home Loan Mortgage Corp. K701 A2	3.882%	11/25/2017	18,144	20,287,641
Federal Home Loan Mortgage Corp. K706 A1	1.691%	6/25/2018	31,884	32,838,641
Federal Home Loan Mortgage Corp. KAIV A1	2.966%	1/25/2021	16,185	17,534,553
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021	20,825	21,792,142
Federal National Mortgage Assoc. 2011-M5 A1	2.007%	7/25/2021	27,187	28,186,157
Federal National Mortgage Assoc. 2011-M8 A1	1.977%	8/25/2021	48,472	50,194,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal National Mortgage Assoc. 2012-M2 A1	1.824%	2/25/2022	$34,201	$35,132,019

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $689,580,968)				719,682,326

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.68%

Federal Home Loan Mortgage Corp.	2.352%#	4/1/2037	26,459	28,186,953
Federal Home Loan Mortgage Corp.	2.39%#	9/1/2035	16,270	17,246,230
Federal Home Loan Mortgage Corp.	2.414%#	6/1/2038	16,250	17,276,875
Federal Home Loan Mortgage Corp.	2.446%#	10/1/2035	15,932	16,803,162
Federal Home Loan Mortgage Corp.	2.552%#	2/1/2036	39,263	41,688,235
Federal Home Loan Mortgage Corp.	2.565%#	6/1/2037	14,008	14,867,982
Federal Home Loan Mortgage Corp.	2.646%#	12/1/2035	14,643	15,649,923
Federal Home Loan Mortgage Corp.	2.672%#	4/1/2038	11,936	12,720,960
Federal Home Loan Mortgage Corp.	2.733%#	8/1/2038	11,669	12,460,911
Federal Home Loan Mortgage Corp.	2.745%#	12/1/2035	14,015	14,928,399
Federal Home Loan Mortgage Corp.	2.746%#	5/1/2035	36,895	39,295,292
Federal Home Loan Mortgage Corp.	2.747%#	12/1/2037	19,000	20,249,653
Federal Home Loan Mortgage Corp.	2.755%#	6/1/2037	18,544	19,819,656
Federal Home Loan Mortgage Corp.	2.769%#	3/1/2036	34,269	36,493,075
Federal Home Loan Mortgage Corp.	2.77%#	5/1/2036	19,698	21,030,922
Federal Home Loan Mortgage Corp.	2.779%#	3/1/2038	14,835	15,852,899
Federal Home Loan Mortgage Corp.	2.796%#	4/1/2037	34,537	36,849,959
Federal Home Loan Mortgage Corp.	2.811%#	7/1/2034	56,212	59,863,102
Federal Home Loan Mortgage Corp.	2.823%#	9/1/2037	17,014	18,139,109
Federal Home Loan Mortgage Corp.	2.834%#	2/1/2035	111,902	119,501,944
Federal Home Loan Mortgage Corp.	2.834%#	4/1/2037	12,415	13,258,155
Federal Home Loan Mortgage Corp.	2.846%#	10/1/2039	39,819	42,527,335
Federal Home Loan Mortgage Corp.	2.86%#	5/1/2035	27,304	29,263,807
Federal Home Loan Mortgage Corp.	2.892%#	12/1/2036	52,320	55,924,566
Federal Home Loan Mortgage Corp.	2.908%#	5/1/2037	21,119	22,564,115
Federal Home Loan Mortgage Corp.	2.929%#	9/1/2035	17,914	18,944,478
Federal Home Loan Mortgage Corp.	2.934%#	11/1/2038	69,206	73,478,227
Federal Home Loan Mortgage Corp.	2.974%#	6/1/2038	15,365	16,423,997
Federal Home Loan Mortgage Corp.	2.987%#	9/1/2036	46,330	49,627,795
Federal Home Loan Mortgage Corp.	3.009%#	2/1/2037	19,700	21,194,208
Federal Home Loan Mortgage Corp.	3.082%#	10/1/2039	12,313	13,165,211
Federal Home Loan Mortgage Corp.	3.215%#	10/1/2038	24,635	26,327,868
Federal Home Loan Mortgage Corp.	3.621%#	10/1/2038	28,722	30,738,245
Federal Home Loan Mortgage Corp.	3.92%#	2/1/2038	19,633	21,033,440
Federal Home Loan Mortgage Corp.	3.984%#	12/1/2039	36,159	38,829,356
Federal Home Loan Mortgage Corp.	4.583%#	2/1/2038	15,058	16,177,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	4.591%	#	9/1/2037	$38,287	$40,897,562
Federal Home Loan Mortgage Corp.	5.067%	#	7/1/2036	17,431	18,749,504
Federal Home Loan Mortgage Corp.	5.476%	#	6/1/2037	34,029	36,681,965
Federal Home Loan Mortgage Corp.	5.642%	#	11/1/2037	16,193	17,435,075
Federal Home Loan Mortgage Corp.	5.792%	#	11/1/2036	14,520	15,413,470
Federal National Mortgage Assoc.	1.925%	#	8/1/2037	16,324	17,257,935
Federal National Mortgage Assoc.	2.111%	#	1/1/2036	35,222	37,281,156
Federal National Mortgage Assoc.	2.121%	#	6/1/2037	16,777	17,719,489
Federal National Mortgage Assoc.	2.238%	#	1/1/2035	41,339	44,082,131
Federal National Mortgage Assoc.	2.264%	#	11/1/2034	27,547	29,187,473
Federal National Mortgage Assoc.	2.37%	#	1/1/2038	19,186	20,588,611
Federal National Mortgage Assoc.	2.398%	#	3/1/2038	16,710	17,997,056
Federal National Mortgage Assoc.	2.404%	#	11/1/2036	12,346	13,135,995
Federal National Mortgage Assoc.	2.509%	#	12/1/2035	55,239	58,366,089
Federal National Mortgage Assoc.	2.51%	#	1/1/2036	105,680	112,165,241
Federal National Mortgage Assoc.	2.511%	#	2/1/2036	25,473	27,064,332
Federal National Mortgage Assoc.	2.53%	#	1/1/2040	11,794	12,435,430
Federal National Mortgage Assoc.	2.58%		11/1/2018	15,250	16,281,399
Federal National Mortgage Assoc.	2.60%		1/1/2019	91,529	97,540,744
Federal National Mortgage Assoc.	2.611%	#	10/1/2035	57,474	61,075,346
Federal National Mortgage Assoc.	2.622%	#	8/1/2034	39,026	41,501,942
Federal National Mortgage Assoc.	2.644%	#	11/1/2036	19,571	20,901,909
Federal National Mortgage Assoc.	2.654%	#	12/1/2036	20,780	22,068,988
Federal National Mortgage Assoc.	2.66%	#	8/1/2037	27,164	28,864,816
Federal National Mortgage Assoc.	2.679%	#	4/1/2038	41,450	44,309,354
Federal National Mortgage Assoc.	2.69%	#	1/1/2038	17,384	18,597,391
Federal National Mortgage Assoc.	2.692%	#	9/1/2038	22,176	23,581,380
Federal National Mortgage Assoc.	2.697%	#	7/1/2035	15,367	16,345,317
Federal National Mortgage Assoc.	2.708%	#	8/1/2036	18,366	19,523,493
Federal National Mortgage Assoc.	2.745%	#	4/1/2038	13,360	14,229,639
Federal National Mortgage Assoc.	2.745%	#	3/1/2039	23,850	25,332,624
Federal National Mortgage Assoc.	2.842%	#	2/1/2038	13,710	14,642,138
Federal National Mortgage Assoc.	2.847%	#	3/1/2039	15,159	16,204,471
Federal National Mortgage Assoc.	2.848%	#	6/1/2038	14,173	15,191,509
Federal National Mortgage Assoc.	2.888%	#	10/1/2036	12,749	13,574,043
Federal National Mortgage Assoc.	2.938%	#	4/1/2040	8,999	9,584,327
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,529,662
Federal National Mortgage Assoc.	3.044%	#	11/1/2038	37,216	39,727,755
Federal National Mortgage Assoc.	3.124%	#	9/1/2037	13,947	14,840,715
Federal National Mortgage Assoc.	3.18%		11/1/2014	25,019	25,860,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.554%	#	4/1/2038	$13,017	$13,892,127
Federal National Mortgage Assoc.	3.568%	#	6/1/2038	12,234	12,990,835
Federal National Mortgage Assoc.	3.674%	#	12/1/2038	19,484	20,807,597
Federal National Mortgage Assoc.	3.707%	#	8/1/2038	18,138	19,350,946
Federal National Mortgage Assoc.	3.921%	#	8/1/2038	16,786	17,983,048
Federal National Mortgage Assoc.	4.891%	#	10/1/2038	11,269	12,042,986
Federal National Mortgage Assoc.	5.50%		1/1/2035	4,694	5,174,004
Federal National Mortgage Assoc.	5.923%	#	9/1/2037	13,568	14,559,020

Total Government Sponsored Enterprises Pass-Throughs (cost $2,338,829,856)					2,343,971,827

MUNICIPAL BONDS 0.21%

General Obligation 0.09%

New York City NY Taxable Ser D	5.13%		12/1/2015	12,255	13,760,771
New York City NY Taxable Ser O	4.65%		6/1/2015	11,285	12,326,267

Total					26,087,038

Miscellaneous 0.02%

MI Muni Bd Auth Rev Sch Ln (NPFGC)(FGIC)	5.222%		6/1/2014	6,160	6,432,457

Utilities 0.10%

Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	24,730	25,671,966
MO Jt Muni Elec Util Commn Taxable Ser B (AMBAC)	5.25%		1/1/2014	4,840	5,005,915

Total					30,677,881

Total Municipal Bonds (cost $60,766,238)					63,197,376

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.74%

7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%	#	3/13/2031	11,350	12,019,667
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	20,594	22,200,382
Arkle Master Issuer plc 2010-2A 1A1 (United Kingdom)†(c)	1.69%	#	5/17/2060	38,445	38,682,782
Arkle Master Issuer plc 2011-1A 2A (United Kingdom)†(c)	1.54%	#	5/17/2060	20,900	21,010,854
Banc of America Commercial Mortgage Trust 2007-2 AM	5.619%	#	4/10/2049	95,603	108,261,494
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	1,804	1,812,529
Banc of America Funding Corp. 2007-6 A1	0.492%	#	7/25/2037	12,170	10,254,922
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	101,207	113,783,888
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	4,500	5,240,540
Banc of America Large Loan, Inc. 2009-UB1 A4B†	5.604%	#	6/24/2050	25,851	29,244,004
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%		12/16/2043	20,000	22,863,340
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	9,300	10,275,607
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.898%	#	2/15/2051	9,770	11,416,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.634%	#	2/17/2051	$10,000	$10,625,000
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	19,000	18,968,536
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	10,081	10,072,299
Banc of America Re-REMIC Trust 2012-CLRN B†	1.801%	#	8/15/2029	17,475	17,709,287
Banc of America Re-REMIC Trust 2012-CLRN C†	2.301%	#	8/15/2029	11,000	11,195,849
BCRR Trust 2009-1 1A2†	5.787%	#	8/17/2045	11,298	12,628,097
BCRR Trust 2009-1 2A1†	5.858%		7/17/2040	7,775	9,217,056
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	5,000	5,876,582
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.402%	#	3/11/2039	1,341	1,354,355
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.693%	#	9/11/2038	9,394	9,447,192
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	7,127	7,280,894
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AJ	5.273%		12/11/2038	13,535	13,006,824
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.715%	#	6/11/2040	22,783	26,128,553
BWAY 2013-1515 Mortgage Trust 2013-1515 XA†(a)	0.833%	#	3/10/2033	153,366	9,585,375
BWAY 2013-1515 Mortgage Trust 2013-1515 XB†(a)	0.534%	#	3/10/2033	103,040	4,574,976
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%	#	12/15/2047	36,883	39,278,496
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	5,914	5,967,215
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.697%	#	12/10/2049	68,857	77,962,944
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,000	7,905,653
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	15,028,088
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.312%	#	10/25/2036	31,743	29,997,135
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.342%	#	7/25/2036	16,344	15,077,340
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	24,230	25,090,783
COBALT CMBS Commercial Mortgage Trust 2007-C2 AJFL†	0.471%	#	4/15/2047	19,680	14,528,435
COMM 2007-C9 Mortgage Trust 2007-C9 AJFL†	0.889%	#	12/10/2049	17,019	14,272,550
COMM 2012-9W57 Mortgage Trust 2012-9W57 X†	1.399%	#	2/10/2029	525,000	27,673,800
COMM 2012-CCRE1 Mortgage Trust 2012-CR1 A1	1.116%		5/15/2045	9,754	9,851,097
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	19,984	22,573,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2007-C9 A4	5.80%	#	12/10/2049	$33,658	$39,691,112
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.381%	#	6/15/2022	41,754	41,237,040
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	68,562	72,178,787
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.639%	#	7/17/2028	27,623	27,919,993
Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	3.639%	#	7/17/2028	7,112	7,174,310
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	118,567	124,089,851
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	47,948	49,505,495
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	26,820	27,367,021
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.329%	#	9/17/2029	26,570	27,079,387
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.802%	#	9/17/2029	12,400	12,534,081
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.302%	#	9/17/2029	38,030	38,299,024
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%	#	10/5/2030	28,003	28,870,156
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.141%	#	11/17/2026	19,561	19,891,004
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.802%	#	11/17/2026	21,600	21,661,776
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.352%	#	11/17/2026	22,003	22,059,779
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.202%	#	11/17/2026	23,700	24,012,022
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2(a)	2.122%		3/10/2046	167,800	172,831,228
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	86,000	88,161,137
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.804%	#	6/15/2038	53,818	60,792,571
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	38,412	42,317,762
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	48,500	54,627,524
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	43,323	47,830,417
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.764%	#	9/15/2039	67,690	78,093,987
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.023%	#	2/15/2041	12,400	14,237,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%		4/16/2049	$35,000	$40,425,770
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.763%	#	9/15/2039	11,500	12,924,453
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.587%	#	4/12/2049	15,000	15,541,920
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1	2.13%		2/25/2043	50,000	50,015,600
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	22,719	22,868,394
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%		12/15/2036	18,222	18,458,645
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%		7/15/2037	7,606	7,832,235
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%	#	4/15/2047	19,780	22,514,249
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	36,303	41,273,625
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	114,704	123,515,636
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	31,811	34,804,866
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	97,573	104,763,437
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	66,171	71,752,656
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	74,079	77,121,752
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	9,500	10,085,352
Extended Stay America Trust 2013-ESFL BFL†	1.304%	#	12/5/2031	10,750	10,765,840
Extended Stay America Trust 2013-ESFL CFL†	1.708%	#	12/5/2031	7,810	7,821,988
Extended Stay America Trust 2013-ESFL DFL†	3.348%	#	12/5/2031	4,870	4,996,842
Extended Stay America Trust 2013-ESH5 B5†	2.278%	#	12/5/2031	22,000	22,202,543
Extended Stay America Trust 2013-ESH5 C5†	2.675%	#	12/5/2031	8,600	8,666,538
Extended Stay America Trust 2013-ESH7 A27†	2.958%	#	12/5/2031	20,000	20,421,260
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	47,800	48,812,978
Extended Stay America Trust 2013-ESH7 C7†	3.902%	#	12/5/2031	67,445	68,871,125
Fontainebleau Miami Beach Trust 2012-FBLU B†	3.875%		5/5/2027	4,500	4,731,723
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%		5/5/2027	39,750	42,038,487
Fosse Master Issuer plc 2011-1A A2 (United Kingdom)†(c)	1.703%	#	10/18/2054	17,396	17,639,752
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(c)	1.703%	#	10/18/2054	13,300	13,577,212
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(c)	2.253%	#	10/18/2054	18,150	18,538,555
FREMF Mortgage Trust 2012-K708 C†	3.759%	#	2/25/2045	4,500	4,579,164
FREMF Mortgage Trust 2012-K709 B†	3.74%	#	4/25/2045	7,000	7,397,124
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.45%	#	5/10/2040	23,961	24,195,159
Gracechurch Mortgage Financing plc 2006-1 A6†	0.389%	#	11/20/2056	4,261	4,260,966
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.839%	#	11/20/2056	33,061	33,730,193
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(c)	0.401%	#	12/20/2054	29,419	28,859,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Granite Master Issuer plc 2005-2 A6 (United Kingdom)(c)	0.461%	#	12/20/2054	$11,996	$11,767,646
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(c)	0.401%	#	12/20/2054	6,916	6,784,960
Granite Master Issuer plc 2006-4 A4 (United Kingdom)(c)	0.301%	#	12/20/2054	15,350	15,058,078
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(c)	0.401%	#	12/20/2054	9,347	9,169,712
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.866%	#	7/10/2038	62,650	70,454,812
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	38,798	39,997,596
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	6,273	6,333,188
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	14,469	14,994,966
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	53,443	60,638,325
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%		3/6/2020	24,500	24,588,874
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%		3/6/2020	6,179	6,219,420
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%		3/6/2020	20,855	20,991,350
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	#	8/10/2043	43,809	47,284,482
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	#	12/10/2043	44,555	48,204,167
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	11,500	11,644,900
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%		2/10/2021	9,800	9,940,140
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	62,270	66,974,872
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	45,185	48,043,019
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	97,490	101,797,596
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%		11/10/2045	39,000	39,795,502
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	38,500	40,634,132
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	13,850	14,550,976
GS Mortgage Securities Corp. Trust 2013-KING	2.706%		12/10/2027	58,600	61,065,917
GS Mortgage Securities Corp. Trust 2013-KYO	1.95%	#	11/8/2029	47,300	47,527,513
GS Mortgage Securities Corp. Trust 2013-KYO	2.80%	#	11/8/2029	23,800	23,891,630
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%	#	12/14/2049	15,553	17,562,471
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	49,122	49,623,907
Holmes Master Issuer plc 2010-1A A2†	1.704%	#	10/15/2054	13,580	13,705,843
Holmes Master Issuer plc 2012-1A A2 (United Kingdom)†(c)	1.954%	#	10/15/2054	20,000	20,462,140
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	7,516	7,527,545
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%		7/15/2042	7,266	7,279,684
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	38,829	44,038,299
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AM	5.466%		6/12/2047	2,000	2,242,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AMFX	5.40%		6/12/2047	$16,735	$18,538,849
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.651%	#	7/15/2019	19,850	19,366,702
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.792%	#	6/15/2049	27,214	28,089,864
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.81%	#	6/15/2049	132,197	135,769,126
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2	5.827%		2/15/2051	6,529	6,697,802
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.64%	#	3/18/2051	36,570	40,751,414
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%	#	11/15/2043	18,445	19,264,775
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%	#	11/13/2044	73,355	78,793,540
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD B†	4.304%	#	11/13/2044	5,000	5,476,920
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C6 A2	2.206%		5/15/2045	14,551	15,122,221
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%	#	10/15/2045	36,200	37,122,991
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%	#	12/15/2047	69,585	70,966,541
JPMorgan Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.807%	#	6/20/2049	8,100	9,227,812
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%		11/15/2030	435	437,204
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%		11/15/2030	4,914	5,076,188
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%		2/15/2031	251	251,539
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.889%	#	6/15/2038	81,549	91,567,539
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	53,301	58,458,532
LB-UBS Commercial Mortgage Trust 2007-C1 A4	5.424%		2/15/2040	84,206	96,750,126
LB-UBS Commercial Mortgage Trust 2007-C1 AJ	5.484%		2/15/2040	42,590	40,807,587
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	28,265	31,967,022
LB-UBS Commercial Mortgage Trust 2007-C2 AM	5.493%		2/15/2040	67,259	70,633,989
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	14,612	14,200,241
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	11,963	11,879,356
Merrill Lynch Floating Trust 2008-LAQA A2†	0.737%	#	7/9/2021	136,940	135,877,948
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	4,833	4,912,558
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.274%	#	11/12/2037	12,266	13,481,479
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.274%	#	11/12/2037	2,974	2,982,879
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	941	941,673
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	649	650,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.58%	#	2/12/2039	$13,255	$13,696,133
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	85,146	95,256,683
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	103,052	110,806,763
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.399%	#	6/12/2050	4,667	4,650,320
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	11,295	11,651,143
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%	#	11/15/2045	58,360	59,896,706
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	27,113	27,800,062
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A2†	1.863%		2/15/2046	58,800	60,429,407
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%		1/14/2042	3,730	3,751,601
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	298	298,225
Morgan Stanley Capital I 2007-HQ12 A3	5.575%	#	4/12/2049	35,700	37,965,094
Morgan Stanley Capital I 2007-IQ15 AM	5.889%	#	6/11/2049	23,948	26,554,369
Morgan Stanley Capital I 2007-IQ16 AJFL	1.651%	#	12/12/2049	12,825	9,824,412
Morgan Stanley Capital I 2007-IQ16 AM	6.096%	#	12/12/2049	3,913	4,648,914
Morgan Stanley Capital I 2007-XLF9 A2†	0.762%	#	12/15/2020	10,176	9,939,320
Morgan Stanley Capital I 2007-XLF9 B†	0.802%	#	12/15/2020	10,000	9,396,520
Morgan Stanley Capital I 2007-XLF9 E†	1.252%	#	12/15/2020	36,810	33,654,665
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	31,428	33,951,354
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	34,000	36,589,729
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	44,621	45,857,058
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	842	843,266
Morgan Stanley Re-REMIC Trust	1.00%		3/27/2051	79,631	78,735,387
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.787%	#	8/12/2045	17,500	19,745,994
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	616	615,871
Motel 6 Trust 2012-MTL6 C†	3.139%	#	10/5/2025	23,500	23,606,843
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.847%	#	8/25/2029	11,180	11,213,596
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.348%	#	8/25/2029	23,030	23,050,900
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	33,300	35,222,126
RBSCF Trust 2010-MB1 C†	4.68%	#	4/15/2024	9,200	9,664,664
RBSCF Trust 2010-RR3 CSCA†	5.467%		9/16/2039	13,800	15,618,854
RBSCF Trust 2010-RR3 MSCB†	5.889%	#	6/16/2049	2,380	2,733,869
RBSCF Trust 2010-RR3 WBTB†	5.926%	#	2/16/2051	12,942	15,025,701
RBSCF Trust 2010-RR4 WBCA†	5.509%		4/16/2047	13,600	15,698,990
RBSSP Resecuritization Trust 2013-1 3A1†	0.314%	#	1/26/2037	14,016	13,381,138
RCMC LLC 2012-CRE1 A†	5.624%	#	11/15/2044	34,382	34,485,591
Sequoia Mortgage Trust 2012-3 A2	3.00%		7/25/2042	13,805	14,373,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust 2012-4 A1	3.50%		9/25/2042	$9,287	$9,903,945
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	12,677	13,246,262
Sequoia Mortgage Trust 2012-5 A	2.50%		11/25/2042	9,148	9,428,853
Sequoia Mortgage Trust 2012-6 A1	2.50%		12/25/2042	29,285	29,937,615
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	14,618	14,498,114
Sequoia Mortgage Trust 2013-1 2A1	1.855%	#	2/25/2043	24,076	24,289,628
Sequoia Mortgage Trust 2013-2 A1	1.874%	#	2/25/2043	41,801	41,940,167
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(c)	1.852%	#	1/21/2055	20,000	20,415,140
Silverstone Master Issuer plc 2012-1A (United Kingdom)†(c)	1.852%	#	1/21/2055	6,400	6,585,248
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	41,838	42,080,831
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	7,431	7,468,970
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	19,203	18,958,160
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	11,455	11,281,176
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	95,274	99,030,844
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	36,654	37,678,021
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	22,067	22,521,801
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	8,900	9,438,009
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	27,774	29,434,857
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%		10/15/2035	10	9,971
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	3,047	3,156,080
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.248%	#	7/15/2042	19,181	20,003,289
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.466%	#	1/15/2045	12,825	13,004,409
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	41,791	46,684,774
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	32,340	36,246,252
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	41,700	46,922,404
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	25,900	29,370,807
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	12,742	13,072,083
Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342%		12/15/2043	94,340	107,297,222
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	128,545	140,867,131
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.732%	#	6/15/2049	45,103	52,071,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	$31,010	$31,822,943
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	8,726	9,089,918
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%		8/20/2021	35,055	35,274,374
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	55,160	59,499,575
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%		3/15/2044	19,730	21,054,751
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%		6/15/2044	16,827	17,094,407
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	17,650	19,301,890
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%		12/15/2045	26,312	26,888,259
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	25,476	26,634,178
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	76,420	78,586,125
WF-RBS Commercial Mortgage Trust 2012-C9 A2	1.829%		11/15/2045	33,855	34,700,275
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	134,294	139,046,396

Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,367,255,513)					7,551,745,510

Total Long-Term Investments (cost $27,590,602,934)					28,118,287,300

SHORT-TERM INVESTMENTS 7.07%

CONVERTIBLE BOND 0.08%

Computer Hardware

SanDisk Corp. (cost $25,443,545)	1.00%		5/15/2013	25,500	25,515,937

CORPORATE BONDS 2.62%

Banks: Diversified 0.49%

Abbey National Treasury Services plc COD	1.601%	#	4/25/2013	3,675	3,679,137
Banco Bradesco SA†	3.125%		4/22/2013	38,078	38,268,390
Banco Bradesco SA	8.75%		10/24/2013	19,600	20,533,940
Citigroup, Inc.	5.50%		4/11/2013	79,921	80,387,419
Goldman Sachs Group LP†	8.00%		3/1/2013	700	700,000
Regions Financial Corp.	4.875%		4/26/2013	6,139	6,190,690

Total					149,759,576

Banks: Money Center 0.03%

Central American Bank for Economic Integration (Honduras)†(c)	6.75%		4/15/2013	9,875	9,941,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Beverages 0.00%

Beam, Inc.	4.875%		12/1/2013	$983	$1,010,564

Computer Hardware 0.16%

Hewlett-Packard Co.	0.568%	#	5/24/2013	35,936	35,937,186
Lexmark International, Inc.	5.90%		6/1/2013	11,735	11,872,675

Total					47,809,861

Computer Software 0.08%

HP Enterprise Services LLC	6.00%		8/1/2013	24,417	24,936,618

Construction/Homebuilding 0.05%

CRH America, Inc.	5.30%		10/15/2013	14,693	15,079,543

Consumer Products 0.04%

Avon Products, Inc.	4.80%		3/1/2013	11,928	11,928,000

Diversified 0.04%

Ingersoll-Rand Global Holding Co., Ltd.	6.00%		8/15/2013	10,398	10,653,292

Drugs 0.03%

McKesson Corp.	5.25%		3/1/2013	7,900	7,900,000

Electric: Power 0.10%

Great Plains Energy, Inc.	2.75%		8/15/2013	5,350	5,390,676
Metropolitan Edison Co.	4.95%		3/15/2013	7,450	7,459,581
NiSource Finance Corp.	6.15%		3/1/2013	17,332	17,332,000

Total					30,182,257

Electrical Equipment 0.06%

Xerox Corp.	1.71%	#	9/13/2013	17,320	17,393,454

Financial Services 0.01%

ERAC USA Finance LLC†	2.75%		7/1/2013	4,125	4,154,193

Financial: Miscellaneous 0.08%

Bunge Ltd. Finance Corp.	5.875%		5/15/2013	10,280	10,370,403
Ford Motor Credit Co. LLC	7.00%		10/1/2013	14,711	15,252,953

Total					25,623,356

Food 0.01%

Wm. Wrigley Jr. Co.†	3.05%		6/28/2013	1,450	1,458,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Health Care Products 0.04%

Biogen Idec, Inc.	6.00%		3/1/2013	$10,060	$10,060,000
DENTSPLY International, Inc.	1.79%	#	8/15/2013	1,950	1,959,781

Total					12,019,781

Health Care Services 0.05%

Medco Health Solutions, Inc.	6.125%		3/15/2013	16,634	16,660,531

Household Furnishings 0.06%

Whirlpool Corp.	5.50%		3/1/2013	17,884	17,884,000

Insurance 0.08%

American International Group, Inc.	4.25%		5/15/2013	15,023	15,148,697
Assurant, Inc.	5.625%		2/15/2014	8,544	8,912,597
Hartford Financial Services Group, Inc.	4.625%		7/15/2013	1,655	1,678,231

Total					25,739,525

Leasing 0.08%

International Lease Finance Corp.	5.875%		5/1/2013	13,183	13,285,168
International Lease Finance Corp.	6.625%		11/15/2013	9,750	10,115,625

Total					23,400,793

Metals & Minerals: Miscellaneous 0.03%

Corp. Nacional del Cobre de Chile (Chile)†(c)	5.50%		10/15/2013	9,490	9,753,167

Oil 0.03%

DCP Midstream LLC†	9.70%		12/1/2013	7,327	7,787,890

Oil: Crude Producers 0.17%

Enterprise Products Operating LLC	5.65%		4/1/2013	30,595	30,697,310
NuStar Logistics LP	6.05%		3/15/2013	19,240	19,257,566
NuStar Pipeline Operating Partnership LP	5.875%		6/1/2013	1,480	1,492,971

Total					51,447,847

Oil: Integrated Domestic 0.01%

National Fuel Gas Co.	5.25%		3/1/2013	3,215	3,215,000

Real Estate Investment Trusts 0.02%

Health Care REIT, Inc.	6.00%		11/15/2013	6,849	7,092,948

Savings & Loan 0.30%

AmSouth Bank	4.85%		4/1/2013	92,065	92,444,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Steel 0.29%

ArcelorMittal (Luxembourg)(c)	5.375%		6/1/2013	$88,930	$89,737,307

Supermarkets 0.24%

Safeway, Inc.	1.811%	#	12/12/2013	71,350	71,820,339

Telecommunications 0.04%

Deutsche Telekom International Finance BV (Netherlands)(c)	5.875%		8/20/2013	6,143	6,290,205
Qwest Corp.	3.558%	#	6/15/2013	5,900	5,917,788

Total					12,207,993

Transportation: Miscellaneous 0.00%

Ryder System, Inc.	6.00%		3/1/2013	450	450,000

Total Corporate Bonds (cost $798,919,355)					799,492,801

COMMERCIAL PAPER 1.59%

Automotive 0.28%

Daimler Finance North America LLC	Zero Coupon		3/1/2013	9,850	9,850,000
Daimler Finance North America LLC	Zero Coupon		7/22/2013	5,600	5,589,920
Daimler Finance North America LLC	Zero Coupon		8/15/2013	49,350	49,237,151
Daimler Finance North America LLC	Zero Coupon		9/16/2013	19,600	19,540,873

Total					84,217,944

Household Furnishings 0.15%

Newell Rubbermaid, Inc.	Zero Coupon		8/30/2013	47,000	46,829,174

Telecommunications 1.08%

British Telecommunication plc	Zero Coupon		6/3/2013	13,750	13,730,116
Vodafone Group plc	Zero Coupon		6/11/2013	98,500	98,392,349
Vodafone Group plc	Zero Coupon		7/31/2013	73,050	72,905,639
Vodafone Group plc	Zero Coupon		9/9/2013	24,165	24,096,079
Vodafone Group plc	Zero Coupon		12/30/2013	122,000	121,296,109

Total					330,420,292

Utilities: Miscellaneous 0.08%

Entergy Corp.	Zero Coupon		7/22/2013	23,500	23,414,119

Total Commercial Paper (cost $484,036,042)					484,881,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Investments	Principal Amount (000)	Fair Value

REPURCHASE AGREEMENTS 2.78%

Repurchase Agreement dated 2/28/2013, 0.12% due 3/1/2013 with Bank of America Corp. collateralized by $64,832,000 of U.S. Treasury Bond at 4.50% due 8/15/2039; $228,000,000 of U.S. Treasury Bond at 6.125% due 11/15/2027; and $152,221,000 of U.S. Treasury Bond at 4.50% due 5/15/2038 value: $617,536,146; proceeds: $599,032,997	$599,031	$599,031,000
Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $10,755,000 of Federal Home Loan Bank at 0.50% due 8/28/2013; $24,235,000 of Federal Home Loan Bank at 0.049% due 7/31/2013 and $11,840,000 of Federal National Mortgage Assoc. at 0.05% due 8/21/2013; value: $46,825,406; proceeds: $45,905,037	45,905	45,905,024
Repurchase Agreement dated 2/28/2013, 0.13% due 3/1/2013 with JPMorgan Chase & Co., collateralized by $209,710,000 of Federal Home Loan Bank at 0.156% due 2/5/2014; value: $209,744,392; proceeds: $205,590,742	205,590	205,590,000

TotalRepurchase Agreements (cost $850,526,024)		850,526,024

Total Short-Term Investments (cost $2,158,924,966)		2,160,416,291

Total Investments in Securities 99.21% (cost $29,749,527,900)		30,278,703,591

Cash, Foreign Cash and Other Assets in Excess of Liabilities(g) 0.79%		241,704,429

Net Assets 100.00%		$30,520,408,020

CAD	Canadian dollar.
EUR	euro.
COD	Certificate of Deposit.
IO	Interest Only.
PIK	Payment-in-kind.
Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
FGIC	Financial Guaranty Insurance Company

~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2013.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2013.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2013.

(f)	Floating Rate Loan included as a Level 3 investment in the fair value hierarchy table located in Note 2(m). Total Floating Rate Loans included in Level 3 amounted to $152,125,889.
(g)

Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013
Credit Default Swaps on Indexes - Sell Protection at February 28, 2013(1):

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)

Credit Suisse	.07%	Markit CMBX NA.AAA.2	3/15/2049	$24,000,000	$23,390,002	$597,640	$(12,358)	$609,998
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	24,700,000	24,072,210	1,358,765	730,975	627,790
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	25,000,000	24,364,585	638,153	2,738	635,415
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	23,000,000	22,173,440	830,525	3,965	826,560
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	23,000,000	22,173,440	852,066	25,506	826,560
Credit Suisse	.35%	Markit CMBX. NA.AAA.4	2/17/2051	29,500,000	28,489,625	2,356,816	1,346,441	1,010,375
Deutsche Bank	.50%	Markit CMBX. NA.AM.3	12/13/2049	48,000,000	43,140,000	4,777,908	(82,092)	4,860,000
Goldman Sachs	.08%	Markit CMBX. NA.AAA.3	12/13/2049	9,900,000	9,544,220	781,402	425,622	355,780
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	48,000,000	47,370,000	1,776,980	1,146,980	630,000
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	24,800,000	24,474,500	1,033,569	708,069	325,500
Morgan Stanley	.07%	Markit CMBX. NA.AAA.2	3/15/2049	23,000,000	22,415,418	658,376	73,794	584,582
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	24,500,000	23,619,534	2,068,985	1,188,519	880,466
Morgan Stanley	.10%	Markit CMBX. NA.AAA.1	10/12/2052	23,500,000	23,191,562	492,231	183,793	308,438
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	24,100,000	21,388,750	2,997,487	286,237	2,711,250
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	9,800,000	8,697,500	1,581,007	478,507	1,102,500
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	9,800,000	8,697,500	1,795,421	692,921	1,102,500
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	23,400,000	22,805,252	1,287,251	692,503	594,748
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	49,500,000	48,241,878	2,728,022	1,469,900	1,258,122
UBS AG	.08%	Markit CMBX. NA.AAA.3	12/31/2049	14,800,000	14,268,126	1,249,780	717,906	531,874

						$29,862,384	$10,079,926	$19,782,458

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(l)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $10,174,376. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $94,450.
(5)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2013

Open Forward Foreign Currency Exchange Contracts at February 28, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Canadian dollar	Sell	Barclays Bank plc	4/29/2013	3,085,000	$3,060,902	$2,987,647	$73,255
Canadian dollar	Sell	Goldman Sachs	4/29/2013	1,554,000	1,537,502	1,504,960	32,542
Canadian dollar	Sell	Goldman Sachs	4/29/2013	2,100,000	2,082,773	2,033,730	49,043
Canadian dollar	Sell	Goldman Sachs	5/21/2013	32,204,000	31,726,672	31,173,215	553,457
Canadian dollar	Sell	Morgan Stanley	4/29/2013	1,374,000	1,359,325	1,330,641	28,684
Canadian dollar	Sell	Morgan Stanley	4/29/2013	2,060,000	2,042,658	1,994,993	47,665
Canadian dollar	Sell	UBS AG	4/29/2013	7,279,000	7,279,291	7,049,296	229,995
euro	Sell	Barclays Bank plc	5/13/2013	5,129,000	6,905,024	6,699,676	205,348
euro	Sell	Deutsche Bank AG	3/20/2013	19,368,000	25,557,277	25,288,781	268,496
euro	Sell	Deutsche Bank AG	4/22/2013	29,222,000	39,051,463	38,164,501	886,962
euro	Sell	Goldman Sachs	5/13/2013	47,517,000	63,654,011	62,068,336	1,585,675
euro	Sell	J.P. Morgan	3/20/2013	7,832,000	10,240,982	10,226,236	14,746
euro	Sell	J.P. Morgan	3/20/2013	4,058,000	5,393,881	5,298,527	95,354
euro	Sell	J.P. Morgan	4/17/2013	3,016,000	4,035,939	3,938,804	97,135
euro	Sell	J.P. Morgan	4/17/2013	4,734,000	6,334,925	6,182,460	152,465
euro	Sell	J.P. Morgan	4/22/2013	17,464,000	23,530,313	22,808,324	721,989
euro	Sell	J.P. Morgan	4/22/2013	5,794,000	7,804,350	7,567,077	237,273
euro	Sell	J.P. Morgan	5/13/2013	4,005,000	5,351,849	5,231,468	120,381
euro	Sell	J.P. Morgan	5/13/2013	2,869,000	3,758,611	3,747,586	11,025
euro	Sell	Morgan Stanley	3/20/2013	5,149,000	6,821,720	6,723,045	98,675

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,510,165

Open Futures Contracts at February 28, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	June 2013	29,751	Long	$6,559,165,781	$3,241,673
U.S. 5-Year Treasury Note	June 2013	22,690	Short	(2,813,205,469)	(13,133,922)
Totals				$3,745,960,312	$(9,892,249)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 108.20%

ASSET-BACKED SECURITIES 12.81%

Automobiles 5.07%

Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$1,586	$1,588,898
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	2,821	2,824,338
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	4,278	4,280,548
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	1,305	1,305,900
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	5,935	5,948,806
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	2,398	2,401,775
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	7,473	7,477,484
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	3,910	3,912,016
BMW Vehicle Lease Trust 2011-1 A3	1.06%	2/20/2014	1,108	1,109,995
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	839	841,540
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	2,612	2,624,339
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	1,341	1,341,547
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	2,040	2,042,088
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	3,056	3,060,342
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	5,700	5,703,904
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	5,404	5,408,424
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	1,257	1,258,154
Huntington Auto Trust 2011-1A A2†	0.76%	4/15/2014	71	71,172
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	2,644	2,645,849
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	2,365	2,365,665
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	1,587	1,589,390
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	2,979	2,980,952
Mercedes-Benz Auto Lease Trust 2011-1A A3†	1.18%	11/15/2013	537	536,995
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	954	954,239
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	2,098	2,099,973
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	285	284,809
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%	8/15/2014	754	754,401
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	1,195	1,198,302
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	3,779	3,790,576
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	4,733	4,744,231
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	2,523	2,527,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	$3,989	$3,997,120
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	1,795	1,795,647
World Omni Automobile Lease Securitization Trust 2011-A A3	1.49%		10/15/2014	3,100	3,110,689

Total					88,578,041

Credit Cards 5.26%

Bank One Issuance Trust 2003-A4	0.451%	#	1/15/2016	3,360	3,361,772
Bank One Issuance Trust 2003-A8	0.451%	#	5/16/2016	4,210	4,214,486
Capital One Multi-Asset Execution Trust 2006-A5	0.261%	#	1/15/2016	2,840	2,840,013
Capital One Multi-Asset Execution Trust 2008-A3	5.05%		2/15/2016	2,432	2,447,123
Chase Issuance Trust 2008-A10	0.951%	#	8/17/2015	2,025	2,031,799
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	4,500	4,509,320
Chase Issuance Trust 2008-A6	1.401%	#	5/15/2015	2,250	2,255,603
Chase Issuance Trust 2011-A1	0.391%	#	3/16/2015	10,300	10,300,984
Chase Issuance Trust 2011-A2	0.291%	#	5/15/2015	2,250	2,250,333
Citibank Credit Card Issuance Trust 2008-A5	4.85%		4/22/2015	4,500	4,530,755
Citibank Omni Master Trust 2009-A14A†	2.951%	#	8/15/2018	6,750	7,002,291
Discover Card Master Trust 2008-A4	5.65%		12/15/2015	6,900	7,009,969
Discover Card Master Trust 2010-A1	0.851%	#	9/15/2015	4,250	4,250,967
Discover Card Master Trust 2012-B3	0.651%	#	5/15/2018	2,850	2,859,570
Discover Card Master Trust I 2006-2 A3	0.281%	#	1/19/2016	2,400	2,400,283
Dryrock Issuance Trust 2012-1 A	0.351%	#	8/15/2017	2,500	2,500,825
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	2,250	2,251,278
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%		6/15/2016	2,660	2,674,629
GE Capital Credit Card Master Note Trust 2011-1 A	0.751%	#	1/15/2017	3,825	3,842,459
GE Capital Credit Card Master Note Trust 2011-3 A	0.431%	#	9/15/2016	2,000	2,001,734
MBNA Credit Card Master Note Trust 2006-A5	0.261%	#	10/15/2015	7,500	7,499,115
World Financial Network Credit Card Master Trust 2006-A†	0.331%	#	2/15/2017	6,500	6,499,662
World Financial Network Credit Card Master Trust 2009-D A	4.66%		5/15/2017	2,385	2,422,827

Total					91,957,797

Home Equity 0.42%

Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.322%	#	4/25/2037	229	227,854
New Century Home Equity Loan Trust 2005-A A6	4.953%	#	8/25/2035	4,011	3,982,243
Option One Mortgage Loan Trust 2005-1 A4	0.602%	#	2/25/2035	2,104	2,075,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Home Equity (continued)

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	$987	$974,478

Total					7,259,717

Other 2.06%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.532%	#	6/25/2035	891	887,035
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,520	2,573,742
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B1†	1.74%		10/15/2043	1,090	1,093,570
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	1,090	1,109,606
HLSS Servicer Advance Receivables Backed Notes 2012-T2 D1†	3.96%		10/15/2043	580	585,586
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,425	2,446,088
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B3†	2.734%		1/15/2048	1,250	1,275,120
HLSS Servicer Advance Receivables Backed Notes 2013-T1 C1†	1.644%		1/15/2044	1,850	1,854,368
HLSS Servicer Advance Receivables Backed Notes 2013-T1 D1†	2.487%		1/15/2044	1,100	1,103,258
Illinois Student Assistance Commission 2010-1 A2	1.351%	#	4/25/2022	4,999	5,061,393
Morgan Stanley ABS Capital I 2006-HE1 A3	0.382%	#	1/25/2036	1,261	1,237,985
Saxon Asset Securities Trust 2006-3 A2	0.312%	#	10/25/2046	569	565,534
SLM Student Loan Trust 2006-2 A5	0.411%	#	7/25/2025	6,735	6,535,725
SLM Student Loan Trust 2008-4 A4	1.951%	#	7/25/2022	1,110	1,166,906
SLM Student Loan Trust 2010-A 2A†	3.451%	#	5/16/2044	3,951	4,190,806
SLM Student Loan Trust 2010-C A1†	1.851%	#	12/15/2017	1,519	1,524,741
SLM Student Loan Trust 2012-C A1†	1.301%	#	8/15/2023	1,976	1,995,837
Structured Asset Securities Corp. 2006-GEL3 A2 †	0.432%	#	7/25/2036	737	730,061

Total					35,937,361

Total Asset-Backed Securities (cost $223,427,010)					223,732,916

CORPORATE BONDS 40.85%

Aerospace/Defense 0.08%

Embraer SA (Brazil)(a)	5.15%		6/15/2022	844	927,556
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(a)	7.75%		12/15/2020	400	418,000

Total					1,345,556

Apparel 0.12%

PVH Corp.	7.75%		11/15/2023	1,766	2,168,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Auto Parts: Original Equipment 0.50%

BorgWarner, Inc.	8.00%		10/1/2019	$4,721	$6,110,546
Hertz Corp. (The)	7.50%		10/15/2018	1,215	1,333,463
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018	1,378	1,360,775

Total					8,804,784

Auto: Trucks & Parts 0.14%

Commercial Vehicle Group, Inc.	7.875%		4/15/2019	2,490	2,524,237

Automotive 0.30%

Ford Motor Co.	6.375%		2/1/2029	1,839	2,088,959
Ford Motor Co.	6.625%		10/1/2028	1,322	1,549,955
Ford Motor Co.	7.45%		7/16/2031	1,261	1,621,684

Total					5,260,598

Banks: Diversified 4.76%

Banco Bradesco SA†	5.75%		3/1/2022	1,475	1,573,825
Banco Bradesco SA†	5.90%		1/16/2021	1,350	1,464,750
Banco de Reservas de la Republica Dominicana (Dominican Republic)†(a)	7.00%		2/1/2023	2,100	2,100,000
Banco del Estado de Chile (Chile)†(a)	3.875%		2/8/2022	900	933,790
Bank of America Corp.	5.375%		6/15/2014	1,086	1,147,976
Bank of America Corp.	5.625%		7/1/2020	1,495	1,751,944
Bank of America Corp.	7.625%		6/1/2019	7,000	8,940,484
Bank of Nova Scotia (Canada)†(a)	2.15%		8/3/2016	3,780	3,961,304
Cie de Financement Foncier SA (France)†(a)	1.052%	#	4/17/2014	4,800	4,761,485
Citigroup, Inc.	6.125%		5/15/2018	434	519,832
Citigroup, Inc.	8.50%		5/22/2019	1,350	1,811,851
Discover Bank	8.70%		11/18/2019	1,202	1,610,187
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%		10/14/2015	4,140	4,291,334
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%		2/9/2016	1,000	1,055,720
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	11,888	15,049,257
Itau Unibanco Holding SA (Brazil)†(a)	5.125%		5/13/2023	1,450	1,486,250
Itau Unibanco Holding SA (Brazil)†(a)	6.20%		4/15/2020	1,700	1,864,900
JPMorgan Chase & Co.	4.35%		8/15/2021	5,059	5,587,711
JPMorgan Chase & Co.	4.50%		1/24/2022	2,729	3,043,222
Morgan Stanley	5.75%		1/25/2021	2,034	2,361,775
Morgan Stanley	6.00%		4/28/2015	2,150	2,348,221
Morgan Stanley	6.25%		8/28/2017	3,413	3,963,773
Nordea Eiendomskreditt AS (Norway)†(a)	2.125%		9/22/2016	2,380	2,478,822
PKO Finance AB (Sweden)†(a)	4.63%		9/26/2022	1,000	1,043,125
Regions Financial Corp.	7.75%		11/10/2014	1,042	1,151,410
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.30%		6/30/2017	5,430	5,682,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020	$1,200	$1,200,000

Total				83,184,960

Banks: Money Center 0.64%

Huntington Bancshares, Inc.	7.00%	12/15/2020	2,450	3,041,930
SVB Financial Group	5.375%	9/15/2020	3,009	3,413,996
Zions Bancorporation	4.50%	3/27/2017	4,436	4,748,698

Total				11,204,624

Beverages 0.55%

Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	1,893	1,895,243
Beam, Inc.	5.875%	1/15/2036	800	951,787
Central American Bottling Corp.†	6.75%	2/9/2022	950	1,040,250
Cott Beverages, Inc.	8.375%	11/15/2017	978	1,062,353
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	3,925	4,684,754

Total				9,634,387

Brokers 0.42%

Jefferies Group, Inc.	6.875%	4/15/2021	835	970,687
Raymond James Financial, Inc.	8.60%	8/15/2019	4,950	6,386,119

Total				7,356,806

Building Materials 0.85%

Building Materials Corp. of America†	7.00%	2/15/2020	1,233	1,340,887
Cementos Pacasmayo SAA (Peru)†(a)	4.50%	2/8/2023	1,200	1,188,000
Cemex Finance LLC†	9.375%	10/12/2022	1,250	1,459,375
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	500	532,500
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	8.125%	2/8/2020	1,300	1,392,433
Owens Corning, Inc.	9.00%	6/15/2019	1,435	1,845,644
Rearden G. Holdings EINS GmbH (Germany)†(a)	7.875%	3/30/2020	2,400	2,664,000
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,070	2,437,425
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	1,150	1,302,375
Votorantim Overseas IV†	7.75%	6/24/2020	550	668,250

Total				14,830,889

Business Services 0.24%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	335	362,637
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(a)	10.25%	4/1/2017	800	892,000
Verisk Analytics, Inc.	4.125%	9/12/2022	664	689,547
Verisk Analytics, Inc.	4.875%	1/15/2019	250	267,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Business Services (continued)

Verisk Analytics, Inc.	5.80%	5/1/2021	$1,700	$1,938,602

Total				4,149,988

Cable Services 0.56%

Cablevision Systems Corp.	5.875%	9/15/2022	1,015	989,625
Comcast Corp.	7.05%	3/15/2033	925	1,233,723
TCI Communications, Inc.	7.875%	2/15/2026	1,750	2,420,637
Time Warner Cable, Inc.	6.55%	5/1/2037	546	633,961
Time Warner Cable, Inc.	7.30%	7/1/2038	3,625	4,555,614

Total				9,833,560

Chemicals 1.69%

Airgas, Inc.	7.125%	10/1/2018	5,200	5,555,108
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,035	2,706,550
Braskem America Finance Co.†	7.125%	7/22/2041	600	630,000
CF Industries, Inc.	7.125%	5/1/2020	4,000	5,007,516
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,380	5,046,404
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	3,355	3,684,166
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,765	2,981,911
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	1,050	1,110,375
Mexichem SAB de CV (Mexico)†(a)	6.75%	9/19/2042	750	833,625
NewMarket Corp.†	4.10%	12/15/2022	2,000	2,030,060

Total				29,585,715

Coal 0.14%

Indo Energy Finance II BV (Netherlands)†(a)	6.375%	1/24/2023	1,300	1,352,000
Peabody Energy Corp.	7.875%	11/1/2026	992	1,066,400

Total				2,418,400

Communications & Media 0.18%

Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	3,000	3,202,500

Computer Hardware 0.83%

Hewlett-Packard Co.	4.50%	3/1/2013	6,455	6,455,000
Hewlett-Packard Co.	4.65%	12/9/2021	4,315	4,435,764
Hewlett-Packard Co.	6.125%	3/1/2014	2,743	2,882,018
NetApp, Inc.	3.25%	12/15/2022	813	800,037

Total				14,572,819

Computer Software 0.60%

BMC Software, Inc.	7.25%	6/1/2018	5,982	7,094,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Software (continued)

Netflix, Inc.†	5.375%	2/1/2021	$1,650	$1,654,125
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,600	1,726,000

Total				10,475,100

Construction/Homebuilding 0.15%

H&E Equipment Services, Inc.†	7.00%	9/1/2022	726	798,600
Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,510	1,747,825

Total				2,546,425

Consumer Products 0.09%

Tupperware Brands Corp.	4.75%	6/1/2021	1,410	1,480,406

Containers 0.59%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,388	4,190,540
Pactiv Corp.	7.95%	12/15/2025	2,447	2,306,298
Rock-Tenn Co.†	4.90%	3/1/2022	3,550	3,813,367

Total				10,310,205

Copper 0.17%

Southern Copper Corp.	5.25%	11/8/2042	3,119	3,030,639

Data Product, Equipment & Communications 0.13%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	1,141	1,215,165
Fidelity National Information Services, Inc.	7.625%	7/15/2017	1,000	1,081,250

Total				2,296,415

Diversified 0.07%

Tenedora Nemak SA de CV (Mexico)†(a)	5.50%	2/28/2023	1,200	1,218,000

Drugs 0.14%

CFR International SpA (Chile)†(a)	5.125%	12/6/2022	1,475	1,542,660
Hypermarcas SA (Brazil)†(a)	6.50%	4/20/2021	900	976,500

Total				2,519,160

Electric: Power 2.21%

Astoria Depositor Corp.†	8.144%	5/1/2021	1,250	1,262,500
Black Hills Corp.	9.00%	5/15/2014	3,190	3,473,534
CEZ as (Czech Republic)†(a)	4.25%	4/3/2022	1,500	1,593,795
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	1,829	868,552
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	650	771,222
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	4,009	4,881,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)

Elwood Energy LLC	8.159%	7/5/2026	$1,270	$1,326,703
Entergy Corp.	5.125%	9/15/2020	1,500	1,637,970
Indiantown Cogeneration LP	9.77%	12/15/2020	2,301	2,500,700
National Fuel Gas Co.	8.75%	5/1/2019	3,500	4,600,886
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,465	1,589,525
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	551	706,442
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	900	1,275,000
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.25%	10/24/2042	650	637,000
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	4,750	5,426,519
Red Oak Power LLC	8.54%	11/30/2019	1,470	1,579,788
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,300	4,509,599

Total				38,640,945

Electronics 0.11%

Jabil Circuit, Inc.	5.625%	12/15/2020	625	668,750
PerkinElmer, Inc.	5.00%	11/15/2021	1,100	1,205,982

Total				1,874,732

Electronics: Semi-Conductors/Components 0.38%

KLA-Tencor Corp.	6.90%	5/1/2018	5,567	6,676,999

Energy Equipment & Services 0.69%

Alta Wind Holdings LLC†	7.00%	6/30/2035	2,731	2,911,317
Cameron International Corp.	7.00%	7/15/2038	198	263,150
Energy Transfer Partners LP	6.625%	10/15/2036	460	531,074
Energy Transfer Partners LP	7.50%	7/1/2038	1,081	1,373,941
Energy Transfer Partners LP	9.00%	4/15/2019	2,000	2,655,242
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,325,902

Total				12,060,626

Engineering & Contracting Services 0.06%

Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	1,183	1,106,217

Entertainment 0.08%

Seminole Indian Tribe of Florida†	7.75%	10/1/2017	286	311,383
WMG Acquisition Corp.	11.50%	10/1/2018	850	991,312

Total				1,302,695

Fertilizers 0.01%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	145	191,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Finance 0.06%

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	$1,008	$1,038,240

Financial Services 2.18%

BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	1,250	1,411,250
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	3,390	3,453,552
Discover Financial Services†	3.85%	11/21/2022	4,003	4,103,071
Doric Nimrod Air Finance Alpha Ltd. (Guernsey)†(a)	5.125%	11/30/2024	700	752,500
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,000	1,020,397
FMR LLC†	6.45%	11/15/2039	1,415	1,737,589
General Electric Capital Corp.	6.75%	3/15/2032	4,763	6,113,906
General Electric Capital Corp.	6.875%	1/10/2039	2,462	3,256,876
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	2,280	2,574,357
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	935	986,425
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	350	382,813
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	3,000	3,121,290
Western Union Co. (The)	2.875%	12/10/2017	2,785	2,803,231
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	4,750	6,290,016

Total				38,007,273

Financial: Miscellaneous 0.84%

Compagnie de Financement Foncier SA (France)†(a)	2.125%	4/22/2013	4,800	4,809,278
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	5,270	5,741,191
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	1,100	1,186,103
SLM Corp.	8.45%	6/15/2018	2,410	2,861,875

Total				14,598,447

Food 0.84%

Cencosud SA (Chile)†(a)	4.875%	1/20/2023	875	885,856
CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	1,400	1,211,000
Kellogg Co.	4.25%	3/6/2013	2,452	2,452,265
Minerva Luxembourg SA (Luxembourg)†(a)	7.75%	1/31/2023	2,400	2,583,000
Pesquera Exalmar S.A.A. (Peru)†(a)	7.375%	1/31/2020	2,100	2,026,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	3,306	3,351,457
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014	700	771,750
Tonon Bioenergia SA (Brazil)†(a)	9.25%	1/24/2020	1,400	1,411,900

Total				14,693,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming 0.05%

CCM Merger, Inc.†	9.125%	5/1/2019	$858	$873,015

Health Care Services 0.26%

Centene Corp.	5.75%	6/1/2017	927	987,255
Community Health Systems, Inc.	8.00%	11/15/2019	1,553	1,721,889
Dignity Health	4.50%	11/1/2042	1,850	1,807,505

Total				4,516,649

Insurance 0.80%

CNO Financial Group, Inc.†	6.375%	10/1/2020	134	142,710
Fidelity National Financial, Inc.	6.60%	5/15/2017	2,250	2,559,559
Hartford Financial Services Group, Inc.	5.50%	3/30/2020	1,400	1,637,657
ING U.S., Inc.†	5.50%	7/15/2022	625	691,245
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	527	596,873
Markel Corp.	7.125%	9/30/2019	4,220	5,220,461
Willis North America, Inc.	7.00%	9/29/2019	2,555	3,047,990

Total				13,896,495

Investment Management Companies 0.32%

Lazard Group LLC	6.85%	6/15/2017	1,000	1,153,556
Lazard Group LLC	7.125%	5/15/2015	3,130	3,472,384
Oaktree Capital Management LP†	6.75%	12/2/2019	900	1,033,003

Total				5,658,943

Leasing 0.09%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.25%	1/17/2023	1,500	1,510,407

Leisure 0.40%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	5,146,905
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	835	860,050
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	865	986,100

Total				6,993,055

Lodging 0.27%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	703	782,087
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,250	3,892,977

Total				4,675,064

Machinery: Agricultural 0.50%

Camposol SA (Peru)†(a)	9.875%	2/2/2017	994	1,076,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery: Agricultural (continued)

Imperial Tobacco Finance plc (United Kingdom)†(a)	3.50%	2/11/2023	$1,000	$1,014,007
Lorillard Tobacco Co.	8.125%	6/23/2019	2,322	2,973,147
Lorillard Tobacco Co.	8.125%	5/1/2040	2,384	3,205,047
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	400	428,000

Total				8,696,206

Machinery: Oil Well Equipment & Services 0.27%

Pride International, Inc.	8.50%	6/15/2019	3,500	4,658,346

Manufacturing 0.28%

Hillenbrand, Inc.	5.50%	7/15/2020	3,900	4,329,195
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	550	580,250

Total				4,909,445

Materials & Commodities 0.10%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,609	1,769,900

Media 0.70%

Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	3,825	4,188,375
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	1,955	1,967,811
NBCUniversal Media LLC	6.40%	4/30/2040	500	644,921
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,589,000
News America, Inc.	6.90%	8/15/2039	890	1,151,768
Videotron Ltee (Canada)(a)	6.375%	12/15/2015	643	652,645
Videotron Ltee (Canada)(a)	9.125%	4/15/2018	1,976	2,089,620

Total				12,284,140

Metals & Minerals: Miscellaneous 0.94%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	5,483	7,351,448
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	3,517	3,546,736
Compass Minerals International, Inc.	8.00%	6/1/2019	879	953,715
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	2,505	2,467,773
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	829	887,030
Newcrest Finance Pty Ltd. (Australia)†(a)	4.20%	10/1/2022	1,125	1,164,184

Total				16,370,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Natural Gas 0.41%

SourceGas LLC†	5.90%	4/1/2017	$3,984		$4,325,337
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,015		2,873,306

Total					7,198,643

Oil 2.55%

Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	2,600		3,086,070
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	1,800		2,119,500
Antero Resources Finance Corp.	7.25%	8/1/2019	580		629,300
Atwood Oceanics, Inc.	6.50%	2/1/2020	576		629,280
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	1,300		1,387,750
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	6,000		7,589,304
Chaparral Energy, Inc.	7.625%	11/15/2022	685		746,650
Concho Resources, Inc.	5.50%	4/1/2023	1,269		1,326,105
Continental Resources, Inc.	7.375%	10/1/2020	1,900		2,151,750
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,193		2,362,958
Gazprom Neft OAO via GPN Capital SA (Luxembourg)†(a)	4.375%	9/19/2022	1,500		1,503,750
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	3,093		3,361,472
HollyFrontier Corp.	9.875%	6/15/2017	2,100		2,252,250
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	645		728,850
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	—	(b)	115
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	825		990,000
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	720		748,800
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	1,456		1,332,240
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	2,771		2,466,190
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,000		1,337,500
Rosneft Oil Co. (Ireland)†(a)	4.199%	3/6/2022	2,000		2,000,000
SEACOR Holdings, Inc.	7.375%	10/1/2019	3,732		3,976,491
SM Energy Co.	6.50%	1/1/2023	385		418,688
Valero Energy Corp.	10.50%	3/15/2039	910		1,466,229

Total					44,611,242

Oil: Crude Producers 1.22%

Enbridge Energy Partners LP	9.875%	3/1/2019	1,835		2,514,946
Enterprise Products Operating LLC	7.55%	4/15/2038	1,769		2,418,545
Kerr-McGee Corp.	7.125%	10/15/2027	1,250		1,510,891
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	858		951,234
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,225		5,464,958
OGX Austria GmbH (Austria)†(a)	8.50%	6/1/2018	1,730		1,563,488
Pacific Rubiales Energy Corp. (Canada)†(a)	7.25%	12/12/2021	2,567		2,952,050
Plains Exploration & Production Co.	6.125%	6/15/2019	2,050		2,275,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)

Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	$583	$632,555
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	1,050	1,085,438

Total				21,369,605

Oil: Integrated Domestic 0.34%

Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,000	1,292,337
Rowan Cos., Inc.	7.875%	8/1/2019	3,679	4,612,818

Total				5,905,155

Oil: Integrated International 1.52%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	7,400	7,845,058
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	2,001	2,194,473
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	1,298	1,523,729
Petrohawk Energy Corp.	7.25%	8/15/2018	3,336	3,742,435
Petrohawk Energy Corp.	10.50%	8/1/2014	1,904	2,019,898
Transocean, Inc.	6.375%	12/15/2021	724	854,703
Transocean, Inc.	7.375%	4/15/2018	2,200	2,621,001
Weatherford International Ltd.	4.50%	4/15/2022	1,054	1,091,961
Weatherford International Ltd.	9.875%	3/1/2039	3,187	4,633,053

Total				26,526,311

Paper & Forest Products 0.82%

Clearwater Paper Corp.	7.125%	11/1/2018	1,500	1,631,250
Georgia-Pacific LLC	8.875%	5/15/2031	4,117	6,181,182
International Paper Co.	9.375%	5/15/2019	1,598	2,199,610
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,223,673

Total				14,235,715

Plastics 0.07%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	1,125	1,293,750

Real Estate Investment Trusts 1.62%

Agile Property Holdings Ltd. (China)†(a)	8.875%	4/28/2017	450	492,210
American Tower Corp.	4.50%	1/15/2018	500	551,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts (continued)

American Tower Corp.	4.70%	3/15/2022	$724	$787,065
American Tower Corp.	5.05%	9/1/2020	2,750	3,070,295
Atlantic Finance Ltd. (United Kingdom)†(a)	10.75%	5/27/2014	1,000	1,088,953
Country Garden Holdings Co. Ltd. (China)†(a)	7.50%	1/10/2023	900	938,250
Country Garden Holdings Co. Ltd. (China)†(a)	11.125%	2/23/2018	350	408,625
Country Garden Holdings Co. Ltd. (China)†(a)	11.25%	4/22/2017	450	511,290
EPR Properties	7.75%	7/15/2020	2,604	3,108,351
Franshion Development Ltd.†	6.75%	4/15/2021	350	386,750
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,760	1,982,881
HCP, Inc.	6.00%	1/30/2017	5,575	6,470,234
Health Care REIT, Inc.	5.25%	1/15/2022	1,045	1,173,681
Kilroy Realty LP	3.80%	1/15/2023	1,250	1,282,124
Kilroy Realty LP	6.625%	6/1/2020	517	628,602
Rouse Co. LP (The)	6.75%	11/9/2015	2,553	2,661,503
Weyerhaeuser Co.	6.95%	8/1/2017	692	814,087
Weyerhaeuser Co.	7.375%	10/1/2019	1,569	1,939,028

Total				28,295,276

Retail 0.63%

Family Dollar Stores, Inc.	5.00%	2/1/2021	1,958	2,094,582
QVC, Inc.†	7.375%	10/15/2020	8,000	8,872,800

Total				10,967,382

Retail: Specialty 0.07%

Rite Aid Corp.	10.25%	10/15/2019	1,076	1,250,850

Savings & Loan 0.36%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	5,270	6,312,443

Security Services 0.06%

ADT Corp. (The)†	4.125%	6/15/2023	980	1,004,946

Services 0.08%

ARAMARK Corp.	8.50%	2/1/2015	1,354	1,362,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Steel 1.35%

Allegheny Ludlum Corp.	6.95%	12/15/2025	$870	$1,027,508
Allegheny Technologies, Inc.	9.375%	6/1/2019	5,585	7,199,897
Evraz Group SA (Luxembourg)†(a)	6.75%	4/27/2018	1,800	1,891,800
Metinvest BV (Netherlands)†(a)	8.75%	2/14/2018	1,500	1,540,275
OJSC Novolipetsk Steel via Steel Funding Ltd. (Ireland)†(a)	4.95%	9/26/2019	1,830	1,868,888
Samarco Mineracao SA (Brazil)†(a)	4.125%	11/1/2022	1,500	1,473,750
Severstal OAO via Steel Capital SA (Luxembourg)†(a)	5.90%	10/17/2022	3,300	3,387,450
Usiminas Commercial Ltd. (Brazil)†(a)	7.25%	1/18/2018	250	278,750
Valmont Industries, Inc.	6.625%	4/20/2020	4,151	4,921,421

Total				23,589,739

Telecommunications 1.24%

America Movil SAB de CV (Mexico)(a)	4.375%	7/16/2042	750	718,781
CenturyLink, Inc.	6.45%	6/15/2021	3,100	3,311,882
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	2,908	2,914,476
Cricket Communications, Inc.	7.75%	5/15/2016	1,530	1,610,248
DigitalGlobe, Inc.†	5.25%	2/1/2021	1,250	1,245,313
Frontier Communications Corp.	9.25%	7/1/2021	1,093	1,262,415
GeoEye, Inc.	9.625%	10/1/2015	280	308,350
MTS International Funding Ltd. (Ireland)†(a)	8.625%	6/22/2020	1,050	1,338,750
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	3,100	3,332,500
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	1,929	2,020,627
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	1,500	1,638,750
VimpelCom Holdings BV (Netherlands)†(a)	5.95%	2/13/2023	2,000	2,007,500

Total				21,709,592

Tobacco 0.33%

Altria Group, Inc.	9.95%	11/10/2038	3,450	5,755,504

Transportation: Miscellaneous 1.19%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,485	1,532,623
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	2,679	2,935,755
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	650	732,875
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.625%	12/15/2020	250	283,125
Kansas City Southern de Mexico SA de CV (Mexico)(a)	8.00%	2/1/2018	1,270	1,403,350
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	1,170	1,408,680
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022	1,600	1,588,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Transportation: Miscellaneous (continued)

Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017		$1,479	$1,264,545
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020		8,940	9,664,730

Total					20,813,683

Utilities 0.50%

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)†(a)	6.25%	12/16/2020		300	330,000
Public Service Co. of New Mexico	7.95%	5/15/2018		3,533	4,268,507
Williams Cos., Inc. (The)	8.75%	3/15/2032		2,964	4,055,573

Total					8,654,080

Utilities: Electrical 0.11%

Calpine Corp.†	7.50%	2/15/2021		1,797	1,963,222

Total Corporate Bonds (cost $669,557,606)					713,777,843

FLOATING RATE LOAN(c) 0.03%

Media

Alpha Topco Ltd. (Formula 1) Term Loan B2 (United Kingdom)(a) (cost $550,244)	6.00%	4/30/2019		568	575,665

FOREIGN BOND(d) 0.01%

Croatia

Agrokor dd† (cost $231,192)	9.875%	5/1/2019	EUR	175	254,745

FOREIGN GOVERNMENT OBLIGATIONS 3.32%

Argentina 0.18%

City of Buenos Aires†(a)	9.95%	3/1/2017		$800	664,000
Provincia de Buenos Aires†(a)	10.875%	1/26/2021		960	657,600
Provincia de Buenos Aires†(a)	11.75%	10/5/2015		1,205	964,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Argentina (continued)

Provincia de Neuquen†(a)	7.875%	4/26/2021	$500	$430,000
Republic of Argentina(a)	8.28%	12/31/2033	604	339,994

Total				3,055,594

Aruba 0.06%

Aruba Government†(a)	4.625%	9/14/2023	1,000	1,037,000

Bahamas 0.14%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029	1,943	2,402,061

Bermuda 0.25%

Bermuda Government†	4.138%	1/3/2023	2,000	2,105,950
Bermuda Government†	5.603%	7/20/2020	1,950	2,260,598

Total				4,366,548

Brazil 0.05%

Federal Republic of Brazil(a)	8.25%	1/20/2034	600	934,500

Cayman Islands 0.14%

Cayman Islands Government†	5.95%	11/24/2019	2,120	2,483,904

Colombia 0.08%

Republic of Colombia(a)	2.625%	3/15/2023	1,500	1,449,000

Dominican Republic 0.10%

Dominican Republic†(a)	9.04%	1/23/2018	1,570	1,762,565

Gabon 0.22%

Republic of Gabon†(a)	8.20%	12/12/2017	3,150	3,843,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Ghana 0.20%

Republic of Ghana†(a)	8.50%	10/4/2017	$3,110	$3,560,950

Hungary 0.05%

Republic of Hungary(a)	5.375%	2/21/2023	844	836,615

Indonesia 0.24%

Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	1,700	1,695,750
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	1,700	1,772,250
Republic of Indonesia†(a)	5.25%	1/17/2042	715	778,456

Total				4,246,456

Israel 0.07%

State of Israel(a)	4.50%	1/30/2043	1,250	1,215,519

Mexico 0.09%

United Mexican States(a)	4.75%	3/8/2044	1,020	1,073,550
United Mexican States(a)	5.95%	3/19/2019	400	487,600

Total				1,561,150

Mongolia 0.09%

Mongolia Government International Bond†(a)	5.125%	12/5/2022	1,700	1,615,000

Morocco 0.06%

Kingdom of Morocco†(a)	5.50%	12/11/2042	1,100	1,108,250

Panama 0.06%

Republic of Panama(a)	6.70%	1/26/2036	780	1,049,100

Peru 0.05%

Republic of Peru(a)	6.55%	3/14/2037	655	894,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Philippines 0.16%

Republic of Philippines(a)	7.50%	9/25/2024	$1,979	$2,726,072

Romania 0.06%

Republic of Romania†(a)	4.375%	8/22/2023	950	945,250

Russia 0.36%

Russia Eurobonds†(a)	3.625%	4/29/2015	2,310	2,429,843
Russia Eurobonds†(a)	5.00%	4/29/2020	3,350	3,845,800

Total				6,275,643

Serbia 0.11%

Republic of Serbia†(a)	4.875%	2/25/2020	1,900	1,871,500

Slovenia 0.06%

Slovenia Government International Bond†(a)	5.50%	10/26/2022	1,000	1,017,500

Turkey 0.21%

Republic of Turkey(a)	5.625%	3/30/2021	3,124	3,636,961

Ukraine 0.11%

Ukraine Government†(a)	6.25%	6/17/2016	1,920	1,929,600

Venezuela 0.12%

Republic of Venezuela(a)	9.375%	1/13/2034	2,089	2,133,914

Total Foreign Government Obligations (cost $55,350,356)				57,957,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES BOND 0.21%

Federal Home Loan Mortgage Corp. (cost $3,642,152)	0.875%	3/7/2018	$3,650	$3,645,405

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.12%

Federal Home Loan Mortgage Corp.(e)	3.00%	TBA	144,560	149,792,753
Federal Home Loan Mortgage Corp.(e)	3.50%	TBA	72,400	76,234,934
Federal Home Loan Mortgage Corp.(e)	4.00%	TBA	8,000	8,498,750
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	12,406	13,323,366
Federal National Mortgage Assoc.(e)	4.50%	TBA	9,000	9,683,086
Federal National Mortgage Assoc.(e)	5.50%	TBA	79,000	86,085,328
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2038	56,227	61,756,637
Federal National Mortgage Assoc.	6.00%	10/1/2038	14,479	16,007,528

Total Government Sponsored Enterprises Pass-Throughs (cost $418,193,507)				421,382,382

MUNICIPAL BONDS 0.82%

Other Revenue 0.36%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,458	1,869,623
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	3,075	3,885,631
Metro Wtr Dist of Sthrn CA Build America Bds Ser D	6.538%	7/1/2039	400	475,600

Total				6,230,854

Transportation 0.33%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	2,310	2,674,172
Metro Dist of Columbia Arpts Auth Build America Bds	7.462%	10/1/2046	2,500	3,183,650

Total				5,857,822

Utilities 0.13%

Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	1,500	1,721,955
New York City NY Muni Wtr Fin Auth Build America Bds	5.79%	6/15/2041	500	580,990

Total				2,302,945

Total Municipal Bonds (cost $12,142,096)				14,391,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.38%

7 WTC Depositor LLC Trust 2012-7WTC B†	5.965%		3/13/2031	$3,465	$3,924,883
Arkle Master Issuer plc 2010-2A 1A1 (United Kingdom)†(a)	1.69%	#	5/17/2060	1,500	1,509,278
Arkle Master Issuer plc 2011-1A 2A (United Kingdom)†(a)	1.54%	#	5/17/2060	3,000	3,015,912
Banc of America Funding Corp. 2007-6 A1	0.492%	#	7/25/2037	964	812,537
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.381%	#	6/15/2022	4,215	4,162,622
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		1/25/2043	3,250	3,251,014
Gracechurch Mortgage Financing plc 2006-1 A6†	0.389%	#	11/20/2056	422	421,877
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.839%	#	11/20/2056	3,428	3,496,867
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	2,048	2,067,762
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	1,821	1,887,050
GS Mortgage Securities Corp. II 2012-GC6 C†	5.639%	#	1/10/2045	7,300	8,520,578
Holmes Master Issuer plc 2010-1A A2†	1.704%	#	10/15/2054	2,576	2,600,024
Holmes Master Issuer plc 2012-1A A2 (United Kingdom)†(a)	1.954%	#	10/15/2054	2,500	2,557,768
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	1,352	1,354,525
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.82%	#	6/15/2049	7,545	7,748,851
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.639%	#	3/18/2051	4,870	5,426,836
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 B†	3.812%		12/15/2047	3,695	3,867,411
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	2,780	3,049,011
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	1,060	1,030,130
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	885	878,976
Merrill Lynch Floating Trust 2008-LAQA A1†	0.737%	#	7/9/2021	5,553	5,530,232
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036	2,612	2,462,809
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	170	170,259
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.51%	#	6/12/2050	1,014	1,005,304
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C	4.19%		2/15/2046	1,735	1,830,230
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	109	108,790
Morgan Stanley Capital I 2007-XLF9 B†	0.802%	#	12/15/2020	3,000	2,818,956
RBSCF Trust 2010-RR3 MS4C†	4.97%		4/16/2040	3,393	3,570,286
Sequoia Mortgage Trust 2012-3 A1	3.50%		7/25/2042	1,197	1,272,180
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,672	1,679,813
Sequoia Mortgage Trust 2012-5 A	2.50%		11/25/2042	968	997,762
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	3,474	3,446,071
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	1,667	1,681,737
Sequoia Mortgage Trust 2013-2 A1	1.874%		2/25/2043	2,966	2,976,239
Silverstone Master Issuer plc 2012-1A (United Kingdom)†(a)	1.852%	#	1/21/2055	3,900	4,012,885
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	3,020	3,037,239
UBS-BAMLL Trust 2012-WRM D†	4.238%	#	6/10/2030	1,675	1,670,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

UBS-BAMLL Trust 2012-WRM E†	4.238%	#	6/10/2030	$3,810	$3,606,224
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	4.893%	#	5/10/2063	1,445	1,478,966
UBS-Citigroup Commercial Mortgage Trust 2011-C1 C†	5.875%	#	1/10/2045	2,485	2,963,590
UBS-Citigroup Commercial Mortgage Trust 2011-C1 D†	5.875%	#	1/10/2045	3,910	4,414,994
VNO Mortgage Trust 2012-6AVE E†	3.337%		11/15/2030	3,750	3,602,164
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.248%	#	7/15/2042	2,060	2,148,312
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	4,325	4,866,652
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	1,110	1,138,825
WF-RBS Commercial Mortgage Trust 2012-C7 D†	4.85%	#	6/15/2045	1,890	1,933,554
WF-RBS Commercial Mortgage Trust 2013-C11 B	3.714%		3/15/2045	2,790	2,930,387

Total Non-Agency Commercial Mortgage-Backed Securities (cost $123,186,521)					128,938,386

U.S. TREASURY OBLIGATIONS 18.65%

U.S. Treasury Bond	2.75%		11/15/2042	56,386	52,491,870
U.S. Treasury Note	0.50%		10/15/2014	146,945	147,639,609
U.S. Treasury Note	0.75%		2/28/2018	14,093	14,081,993
U.S. Treasury Note	0.875%		1/31/2018	105,778	106,422,611
U.S. Treasury Note	2.00%		2/15/2023	5,143	5,196,040

Total U.S. Treasury Obligations (cost $324,114,321)					325,832,123

Total Long-Term Investments (cost $1,830,395,005)					1,890,488,813

SHORT-TERM INVESTMENTS 10.00%

Corporate Bond 0.15%

Banks: Diversified

Citigroup, Inc. (cost $2,671,693)	5.50%		4/11/2013	2,660	2,675,524

U.S. Treasury Obligation 8.00%

U.S. Treasury Note (cost $139,851,728)	0.375%		7/31/2013	139,700	139,858,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Investments	Principal Amount (000)	Fair Value

Repurchase Agreements 1.85%

Repurchase Agreement dated 2/28/2013, 0.12% due 3/1/2013 with Bank of America Corp. collateralized by $24,698,000 of U.S.Treasury Bond at 4.50% due 5/15/2038; value: $31,994,837; proceeds: $31,037,103	$31,037	$31,037,000
Repurchase Agreement dated 2/28/2013, 0.01% due 3/1/2013 with Fixed Income Clearing Corp. collateralized by $1,280,000 of Federal Home Loan Bank at 0.50% due 8/28/2013; value: $1,281,600; proceeds: $1,254,613	1,255	1,254,613

Total Repurchase Agreements (cost $32,291,613)		32,291,613

Total Short-Term Investments (cost $174,815,034)		174,825,417

Total Investments in Securities 118.20% (cost $2,005,210,039)		2,065,314,230

Liabilities in Excess of Cash, Foreign Cash & Other Assets(f) (18.20%)		(318,076,092)

Net Assets 100.00%		$1,747,238,138

EUR	euro.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than 1,000 shares.
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rates shown is the rate(s) in effect at February 28, 2013.

(d)	Investment in non-U.S. dollar denominated securities.
(e)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(f)	Liabilities in Excess of Cash, Foreign Cash & Other Assets include net unrealized appreciation (depreciation) on foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2013

Open Forward Foreign Currency Exchange Contracts at February 28, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

euro	Sell	Deutsche Bank AG	3/20/2013	196,000	$258,634	$255,917	$2,717
Turkish lira	Sell	Barclays Bank plc	4/30/2013	2,000,000	1,119,060	1,103,713	15,347

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$18,064

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

Turkish lira	Buy	Barclays Bank plc	4/30/2013	2,000,000	$1,122,351	$1,103,713	$(18,638)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow each Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

Notes to Schedule of Investments (unaudited)(continued)

Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of February 28, 2013, Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund had open forward foreign currency exchange contracts.

(e)

Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of February 28, 2013, Income Fund, Inflation Focused Fund and Short Duration Income Fund had open futures contracts.

(f)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)

Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all

Notes to Schedule of Investments (unaudited)(continued)

times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)

Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 28, 2013, the Funds had the following unfunded loan commitments:

	Fund Name

Security Name	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund

Diamond Foods, Inc., Revolver	$1,552,213	$1,092,910	$156,471	$24,706	$1,979,627
Leslie’s Poolmart, Inc. New Term Loan B	192,000	—	—	—	—
ROC Finance LLC 6 month Delayed Draw	800,000	—	—	—	—
ROC Finance LLC 18 month Delayed	1,333,333	—	—	—	—
Syniverse Holdings, Inc. Delayed Draw Term Loan	13,000,000	—	—	—	—

Total	$16,877,546	$1,092,910	$156,471	$24,706	$1,979,627

(k)

Inflation-Linked Derivatives-Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(l)

Credit Default Swaps-Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Schedule of Investments (unaudited)(continued)

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(m)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing each Fund’s investments carried at fair value:

Notes to Schedule of Investments (unaudited)(continued)

	Balanced Strategy Fund

Investment Type(1)(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$1,514,741	$—	$—	$1,514,741
Repurchase Agreement	—	$756	—	756

Total	$1,514,741	$756	$—	$1,515,497

	Convertible Fund

Investment Type(1)	Level 1		Level 2		Level 3		Total

Common Stocks	$50,157,169		$—		$—		$50,157,169
Convertible Bonds	—		295,039,881		—		295,039,881
Convertible Preferred Stocks	73,940,776	(a)	15,931,062	(b)	—		89,871,838
High Yield Corporate Bonds	—		7,783,493		—		7,783,493
Preferred Stock			785,321				785,321
Warrant	—		—		—	(c)	—	(c)
Repurchase Agreement	—		11,135,337		—		11,135,337

Total	$124,097,945		$330,675,094		$—		$454,773,039

Forward Foreign Currency Exchange Contracts
Assets	$—		$70,980		$—		$70,980
Liabilities	—		—		—		—

Total	$—		$70,980		$—		$70,980

(a)

Wintrust Financial Corp. was categorized as Level 2 on November 30, 2012 due to limited market activity resulting in observable input pricing. As of February 28, 2013, this security experienced active market trading and therefore was categorized as level 1. Accordingly, $738,150 was transferred from Level 2 to level 1 during the period ended February 28, 2013.

(b)

Convertible Preferred Stocks categorized as Level 2 investments include AMG Capital Trust I, CenterPoint Energy, Inc., Chesapeake Energy Corp., Energy XXI Bermuda Ltd., Genesee & Wyoming, Inc. and HealthSouth Corp.

(c)	Valued at zero as of February 28, 2013.

	Core Fixed Income Fund

Investment Type(1)(2)	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$144,332,327	$—	$144,332,327
Corporate Bonds	—	359,196,314	—	359,196,314
Foreign Government Obligations	—	16,611,951	—	16,611,951
Government Sponsored Enterprises Bond	—	2,197,230	—	2,197,230
Government Sponsored Enterprises Pass-Throughs	—	339,909,469	—	339,909,469
Municipal Bonds	—	11,700,641	—	11,700,641
Non-Agency Commercial Mortgage-Backed Securities	—	69,642,566	—	69,642,566
U.S. Treasury Obligations	—	451,709,179	—	451,709,179
Repurchase Agreement	—	114,390,169	—	114,390,169

Total	$—	$1,509,689,846	$—	$1,509,689,846

	Diversified Equity Strategy Fund

Investment Type(1)(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$196,609	$—	$—	$196,609
Repurchase Agreements	—	178	—	178

Total	$196,609	$178	$—	$196,787

Notes to Schedule of Investments (unaudited)(continued)

	Diversified Income Strategy Fund

Investment Type(1)(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$696,189	$—	$—	$696,189
Repurchase Agreement	—	1,514	—	1,514

Total	$696,189	$1,514	$—	$697,703

	Floating Rate Fund

Investment Type(1)(2)	Level 1	Level 2	Level 3	Total

Common Stock	$12,932,530	$—	$—	$12,932,530
Corporate Bonds	—	325,535,511	—	325,535,511
Floating Rate Loans(3)	—	3,504,543,761	347,008,272	3,851,552,033
Non-Agency Commercial Mortgage-Backed Securities	—	34,687,272	—	34,687,272
Repurchase Agreement	—	444,678,000	—	444,678,000

Total	$12,932,530	$4,309,444,544	$347,008,272	$4,669,385,346

Forward Foreign Currency Exchange Contracts			$—
Assets	$—	$157,937	—	$157,937
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	70,052	—	70,052
Liabilities	—	—		—

Total	$—	$227,989	$—	$227,989

	Growth & Income Strategy Fund

Investment Type(1)(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$828,048	$—	$—	$828,048
Repurchase Agreement	—	199	—	199

Total	$828,048	$199	$—	$828,247

	High Yield Fund

Investment Type(1)	Level 1		Level 2	Level 3		Total

Common Stocks	$49,299,591		$—	$—		$49,299,591
Convertible Bonds	—		15,261,669	—		15,261,669
Convertible Preferred Stocks	8,551,500	(a)	—	—		8,551,500
Floating Rate Loans(3)	—		123,834,920	50,859,230		174,694,150
Foreign Bonds	—		61,821,102	—		61,821,102
High Yield Corporate Bonds	—		1,995,610,665	1,850	(b)	1,995,612,515
Non-Agency Commercial Mortgage-Backed Securities	—		26,538,801	—		26,538,801
Preferred Stocks	15,969,477	(c)	15,254,784	—		31,224,261
Warrant	159,681		—	—		159,681
Repurchase Agreement	—		69,242,527	—		69,242,527

Total	$73,980,249		$2,307,564,468	$50,861,080		$2,432,405,797

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—		$1,856,256	$—		$1,856,256
Liabilities	—		—	—		—
Unfunded Commitments
Assets	—		1,561	—		1,561
Liabilities	—		—	—		—

Total	$—		$1,857,817	$—		$1,857,817

Notes to Schedule of Investments (unaudited)(continued)

(a)

Cooper-Standard Holdings, Inc. Warrant was categorized as Level 2 on November 30, 2012 due to limited market activity resulting in observable input pricing. As of February 28, 2013, this security experienced active market trading and therefore was categorized as Level 1. Accordingly, $148,660 was transferred from Level 2 to Level 1 during the period ended February 28, 2013.

(b)	High Yield Corporate Bonds categorized as Level 3 investments include General Motors Corp. and Washington Mutual Bank.

(c)	Preferred Stocks categorized as Level 1 investments include GMAC Capital Trust I and Texas Capital Bancshares, Inc.

	Income Fund

Investment Type(1)	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$163,295,767	$—	$163,295,767
Corporate Bonds	—	1,752,408,137	—	1,752,408,137
Floating Rate Loans(3)	—	14,455,874	6,624,160	21,080,034
Foreign Bonds	—	7,450,446	—	7,450,446
Foreign Government Obligations	—	30,084,179	—	30,084,179
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	221,107	—	221,107
Government Sponsored Enterprises Pass-Throughs	—	186,817,834	—	186,817,834
Municipal Bonds	—	21,442,482	—	21,442,482
Non-Agency Commercial Mortgage-Backed Securities	—	113,853,077	—	113,853,077
U.S. Treasury Obligation	—	1,778,151	—	1,778,151
Repurchase Agreements	—	60,152,219	—	60,152,219

Total	$—	$2,351,959,273	$6,624,160	$2,358,583,433

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$2,778,036	$—	$2,778,036
Liabilities	—	(2,070,838)	—	(2,070,838)
Futures Contracts
Assets	501,250	—	—	501,250
Liabilities	(1,479,011)	—	—	(1,479,011)
Unfunded Commitments
Assets	—	230	—	230
Liabilities	—	—	—	—

Total	$(977,761)	$707,428	$—	$(270,333)

	Inflation Focused Fund

Investment Type(1)(2)	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$67,138,523	$—	$67,138,523
Convertible Bonds	—	1,485,144	—	1,485,144
Corporate Bonds	—	417,151,647	—	417,151,647
Floating Rate Loans(3)	—	10,943,060	3,214,579	14,157,639
Foreign Bonds	—	5,427,169	—	5,427,169
Foreign Government Obligations	—	6,678,319	—	6,678,319
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	8,955,378	—	8,955,378
Government Sponsored Enterprises Pass-Throughs	—	74,281,297	—	74,281,297
Non-Agency Commercial Mortgage-Backed Securities	—	186,068,964	—	186,068,964
Commercial Paper	—	9,850,788	—	9,850,788
Repurchase Agreements	—	56,166,103	—	56,166,103

Total	$—	$844,146,392	$3,214,579	$847,360,971

Notes to Schedule of Investments (unaudited)(continued)

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$134,222	$—	$134,222
Liabilities	—	—	—	—
Futures Contracts
Assets	92,631	—	—	92,631
Liabilities	(317,398)	—	—	(317,398)
Credit Default Swaps
Assets	—	168,445	—	168,445
Liabilities	—	(1,967)	—	(1,967)
CPI Swaps
Assets	—	2,541,486	—	2,541,486
Liabilities	—	(3,644,793)	—	(3,644,793)
Unfunded Commitments
Assets	—	37	—	37
Liabilities	—	—	—	—

Total	$(224,767)	$(802,570)	$—	$(1,027,337)

	Short Duration Income Fund

Investment Type(1)	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$2,716,337,827	$—	$2,716,337,827
Convertible Bonds	—	68,401,973		68,401,973
Corporate Bonds	—	14,401,716,804	—	14,401,716,804
Floating Rate Loans(3)	—	497,319,992	152,125,889	649,445,881
Foreign Bonds	—	200,965,349	—	200,965,349
Foreign Government Obligations	—	227,831,165	—	227,831,165
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	719,682,326	—	719,682,326
Government Sponsored Enterprises Pass-Throughs	—	2,343,971,827	—	2,343,971,827
Municipal Bonds	—	63,197,376	—	63,197,376
Non-Agency Commercial Mortgage-Backed Securities	—	7,551,745,510	—	7,551,745,510
Commercial Paper	—	484,881,529	—	484,881,529
Repurchase Agreements	—	850,526,024	—	850,526,024

Total	$—	$30,126,577,702	$152,125,889	$30,278,703,591

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$5,510,165	$—	$5,510,165
Liabilities	—	—	—	—
Futures Contracts
Assets	3,241,673	—	—	3,241,673
Liabilities	(13,133,922)	—	—	(13,133,922)
Credit Default Swaps
Assets	—	10,174,376	—	10,174,376
Liabilities	—	(94,450)	—	(94,450)
Unfunded Commitments
Assets	—	2,963	—	2,963
Liabilities	—	—	—	—

Total	$(9,892,249)	$15,593,054	$—	$5,700,805

Notes to Schedule of Investments (unaudited)(continued)

	Total Return Fund

Investment Type(1)(2)	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$223,732,916	$—	$223,732,916
Corporate Bonds	—	716,453,367	—	716,453,367
Floating Rate Loan	—	575,665	—	575,665
Foreign Bond	—	254,745	—	254,745
Foreign Government Obligations	—	57,957,727	—	57,957,727
Government Sponsored Enterprises Bond		3,645,405		3,645,405
Government Sponsored Enterprises Pass-Throughs	—	421,382,382	—	421,382,382
Municipal Bonds	—	14,391,621	—	14,391,621
Non-Agency Commercial Mortgage-Backed Securities	—	128,938,386	—	128,938,386
U.S. Treasury Obligations	—	465,690,403	—	465,690,403
Repurchase Agreements	—	32,291,613	—	32,291,613

Total	$—	$2,065,314,230	$—	$2,065,314,230

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$18,064	$—	$18,064
Liabilities	—	(18,638)	—	(18,638)

Total	$—	$(574)	$—	$(574)

(1)	See Schedule of Investments for fair values in each industry or investment strategy of underlying Funds and identification of foreign issuers and/or geography.

(2)	There were no Level 1/Level 2 transfers during the period ended February 28, 2013.

(3)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Convertible Fund		Floating Rate Fund	High Yield Fund

Investment Type	Warrant		Floating Rate Loans	Floating Rate Loans

Balance as of December 1, 2012	$—	(1)	$174,509,476	$38,884,594
Accrued discounts/premiums	—		185,653	61,934
Realized gain (loss)	—		409,153	608,893
Change in unrealized appreciation /depreciation	—		3,013,944	1,003,040
Purchases	—		168,279,076	23,970,491
Sales	—		(31,647,192)	(18,435,876)
Net transfers in or out of level 3	—		32,258,162	4,766,154

Balance as of February 28, 2013	$—	(1)	$347,008,272	$50,859,230

(1)	Valued at zero as of December 1, 2012 and February 28, 2013, respectively.

Fund	High Yield Fund	Income Fund	Inflation Focused Fund

Investment Type	High Yield Corporate Bonds	Floating Rate Loans	Floating Rate Loans

Balance as of December 1, 2012	$20,380	$5,937,028	$1,213,388
Accrued discounts/premiums	—	7,397	1,465
Realized gain (loss)	—	550	102
Change in unrealized appreciation/depreciation	(18,530)	113,166	27,696
Purchases	—	748,125	1,025,344
Sales	—	(31,547)	(6,107)
Net transfers in or out of level 3	—	(150,559)	952,691

Balance as of February 28, 2013	$1,850	$6,624,160	$3,214,579

Notes to Schedule of Investments (unaudited)(continued)

Fund	Short Duration Income Fund

Investment Type	Floating Rate Loans

Balance as of December 1, 2012	$81,935,358
Accrued discounts/premiums	101,823
Realized gain (loss)	7,176
Change in unrealized appreciation/depreciation	1,423,077
Purchases	27,424,656
Sales	(413,969)
Net transfers in or out of level 3	41,647,768

Balance as of February 28, 2013	$152,125,889

(n)

Disclosures about Derivative Instruments and Hedging Activities-Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts during the period ended February 28, 2013 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the period ended February 28, 2013 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps during the period ended February 28, 2013 (as described in note 2(k)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps during the period ended February 28, 2013 (as described in note 2(l)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of February 28, 2013, the Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

Notes to Schedule of Investments (unaudited)(continued)

	Convertible Fund		Floating Rate Fund

Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Forward Foreign Currency Exchange Contracts	Fair Value

Forward Foreign Currency Exchange Contracts	$70,980	$70,980	$157,937	$157,937

Total	$70,980	$70,980	$157,937	$157,937

	High Yield Fund			Income Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value

Futures Contracts	$—	$—	$—	$501,250	$—	$501,250
Forward Foreign Currency Exchange Contracts	—	1,856,256	1,856,256	—	2,778,036	2,778,036

Total	$—	$1,856,256	$1,856,256	$501,250	$2,778,036	$3,279,286

Liability Derivatives

Futures Contracts	$—	$—	$—	$1,479,011	$—	$1,479,011
Forward Foreign Currency Exchange Contracts	—	—	—	—	2,070,838	2,070,838

Total	$—	$—	$—	$1,479,011	$2,070,838	$3,549,849

Notes to Schedule of Investments (unaudited)(continued)

	Inflation Focused Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Fair Value

Futures Contracts	$92,631	$—	$—	$—	$92,631
Forward Foreign Currency Exchange Contracts	—	134,222	—	—	134,222
Credit Default Swaps	—	—	—	168,445	168,445
CPI Swaps	—	—	2,541,486	—	2,541,486

Total	$92,631	$134,222	$2,541,486	$168,445	$2,936,784

Liability Derivatives

Futures Contracts	$317,398	$—	$—	$—	$317,398
Credit Default Swaps	—	—	1,967	—	1,967
CPI Swaps	—	—	—	3,644,793	3,644,793

Total	$317,398	$—	$1,967	$3,644,793	$3,964,158

	Short Duration Income Fund				Total Return Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value	Forward Foreign Currency Exchange Contracts	Fair Value

Futures Contracts	$3,241,673	$—	$—	$3,241,673	$—	$—
Forward Foreign Currency Exchange Contracts	—	5,510,165	—	5,510,165	18,064	18,064
Credit Default Swaps	—	—	10,174,376	10,174,376	—	—

Total	$3,241,673	$5,510,165	$10,174,376	$18,926,214	$18,064	$18,064

Liability Derivatives

Futures Contracts	$13,133,922	$—	$—	$13,133,922	$—	$—
Forward Foreign Currency Exchange Contracts	—	—	—	—	18,638	18,638
Credit Default Swaps	—	—	94,450	94,450	—	—

Total	$13,133,922	$—	$94,450	$13,228,372	$18,638	$18,638

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of February 28, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund

Tax cost	$1,378,030,387	$435,515,994	$1,484,684,172

Gross unrealized gain	137,722,807	30,057,960	27,032,387
Gross unrealized loss	(256,501)	(10,800,915)	(2,026,713)

Net unrealized security gain	$137,466,306	$19,257,045	$25,005,674

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund

Tax cost	$162,737,034	$663,397,403	$4,618,105,900

Gross unrealized gain	34,049,762	34,404,983	68,090,767
Gross unrealized loss	—	(99,167)	(16,811,321)

Net unrealized security gain	$34,049,762	$34,305,816	$51,279,446

	Growth & Income Strategy Fund	High Yield Fund	Income Fund

Tax cost	$749,123,960	$2,331,716,957	$2,258,817,636

Gross unrealized gain	79,259,106	118,585,172	105,355,663
Gross unrealized loss	(135,577)	(17,896,332)	(5,589,866)

Net unrealized security gain	$79,123,529	$100,688,840	$99,765,797

	Inflation Focused Fund	Short Duration Income Fund	Total Return Fund

Tax cost	$842,246,417	$29,935,302,751	$2,013,320,870

Gross unrealized gain	5,949,963	380,160,804	58,257,703
Gross unrealized loss	(835,409)	(36,759,964)	(6,264,343)

Net unrealized security gain	$5,114,554	$343,400,840	$51,993,360

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended February 28, 2013:

Notes to Schedule of Investments (unaudited)(continued)

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2013	Fair Value at 2/28/2013	Net Realized Gain (Loss) 12/1/2012 to 2/28/2013		Dividend Income 12/1/2012 to 2/28/2013

Lord Abbett Affiliated Fund, Inc. - Class I	16,733,329	99,191	(3,177,659)	13,654,861	$176,420,806	$(1,746,345)		$1,087,666
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	1,170,458	1,214,879	—	2,385,337	45,392,970	—		—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, - Class I	6,049,385	241,464	—	6,290,849	118,456,678	—		228,062
Lord Abbett Investment Trust - Convertible Fund - Class I	14,422,788	648,506	—	15,071,294	174,977,719	—		2,161,508
Lord Abbett Investment Trust – Core Fixed Income Fund - Class I	—	2,774,285	—	2,774,285	30,961,019	230,351	(a)	129,962
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	20,976,493	815,890	(143,995)	21,648,388	143,095,846	(11,913)		961,551
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	709,497	110	(709,607)	—	—	61,553	(b)	—
Lord Abbett Investment Trust - High Yield Fund - Class I	36,296,574	1,615,957	(2,224,441)	35,688,090	285,504,716	6,688,661	(c)	4,985,890
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	27,361,815	204,067	(276,881)	27,289,001	232,502,287	(498,633)		1,086,345
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	12,692,230	334,482	—	13,026,712	251,155,012	—		2,308,716
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	11,751,292	5,183,149	(4,806,605)	12,127,836	56,273,161	336,931	(d)	484,311

Total					$1,514,740,214	$5,060,605		$13,434,011

(a)	Amount represents distributed capital gains.
(b)	Includes $2,301 of distributed capital gains.
(c)	Includes $6,246,848 of distributed capital gains.
(d)	Includes $16,346 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2013	Fair Value at 2/28/2013	Net Realized Gain (Loss) 12/1/2012 to 2/28/2013		Dividend Income 12/1/2012 to 2/28/2013

Lord Abbett Affiliated Fund, Inc. - Class I	2,274,554	37,958	(29,397)	2,283,115	$29,497,847	$(21,600)		$145,935
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	1,172,259	53,119	(8,067)	1,217,311	39,233,951	15,734		568,139
Lord Abbett Developing Growth Fund, Inc. - Class I	417,049	15,061	(8,685)	423,425	9,768,407	40,654		—
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	1,385,875	2,114	(17,025)	1,370,964	19,687,047	14,406		—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	883,512	11,900	(10,019)	885,393	19,788,531	(1,054	)(a)	—
Lord Abbett Securities Trust - International Core Equity Fund - Class I	1,841,857	107,739	(33,148)	1,916,448	23,438,156	108,020		548,889
Lord Abbett Securities Trust - International Opportunities Fund - Class I	1,071,332	63,835	(24,623)	1,110,544	15,869,673	82,576		321,216
Lord Abbett Stock Appreciation Fund - Class I	2,840,941	67,344	—	2,908,285	19,514,591	—		—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,098,101	11,031	(33,645)	1,075,487	19,810,474	157,777		—

Total					$196,608,677	$396,513		$1,584,179

(a)	Includes $3,446 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2013	Fair Value at 2/28/2013	Net Realized Gain (Loss) 12/1/2012 to 2/28/2013		Dividend Income 12/1/2012 to 2/28/2013

Lord Abbett Affiliated Fund, Inc. - Class I	1,069,102	5,859	(501,213)	573,748	$7,412,828	$680,129		$69,492
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	357,389	—	—	357,389	6,801,114	—		—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, - Class I	288,872	647	—	289,519	5,451,645	—		10,890
Lord Abbett Investment Trust - Convertible Fund - Class I	7,485,650	742,675	(359,127)	7,869,198	91,361,383	358,173		1,108,827
Lord Abbett Investment Trust – Core Fixed Income Fund - Class I	—	1,354,735	(82,913)	1,271,822	14,193,531	87,948	(a)	55,558
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	10,631,458	747,203	(625,663)	10,752,998	71,077,314	(101,120)		477,501
Lord Abbett Investment Trust-High Yield Fund -Class I	23,875,945	2,296,054	(861,829)	25,310,170	202,481,363	5,268,340	(b)	3,419,996
Lord Abbett Securities Trust - International Dividend Income Fund -Class I	8,523,363	375,614	(328,847)	8,570,130	73,017,504	726,230		338,928
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	3,683,707	243,024	(68,904)	3,857,827	74,378,902	211,201		673,802
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	29,362,130	5,222,563	(2,254,144)	32,330,549	150,013,749	359,280	(c)	1,345,921

Total					$696,189,333	$7,590,181		$7,500,915

(a)	Includes $104,260 of distributed capital gains.
(b)	Includes $4,227,712 of distributed capital gains.
(c)	Includes $41,226 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2013	Fair Value at 2/28/2013	Net Realized Gain (Loss) 12/1/2012 to 2/28/2013		Dividend Income 12/1/2012 to 2/28/2013

Lord Abbett Affiliated Fund, Inc. - Class I	4,030,870	22,092	(667,820)	3,385,142	$43,736,030	$(268,876)		$262,007
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	2,453,521	445,992	—	2,899,513	55,177,737	—		—
Lord Abbett Equity Trust -Calibrated Mid Cap Value Fund - Class I	2,588,950	5,796	—	2,594,746	48,859,059	—		97,603
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	2,533,398	39,703	—	2,573,101	82,931,032	—		1,229,205
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	—	1,534,142	—	1,534,142	17,121,024	122,451	(a)	71,915
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	1,147,767	28,408	(597,785)	578,390	3,823,158	29,714		37,093
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	378,983	—	(378,983)	—	—	(21,339)		—
Lord Abbett Investment Trust - High Yield Fund - Class I	18,525,399	1,318,271	(1,026,890)	18,816,780	150,534,240	5,656,001	(b)	2,593,658
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	20,388,320	823,599	(348,203)	20,863,716	177,758,862	(587,177)		815,382
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	8,660,101	652,029	—	9,312,130	179,537,866	—		1,579,117
Lord Abbett Investment Trust - Short Duration Fund - Class I	6,932,898	3,299,027	(2,510,523)	7,721,402	35,827,307	172,611	(c)	313,058
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2,074,338	—	(296,796)	1,777,542	32,742,330	1,084,518		—

Total					$828,048,645	$6,187,903		$6,999,038

(a)	Amount represents distributed capital gains.
(b)	Includes $3,199,690 of distributed capital gains.
(c)	Includes $9,689 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of February 28, 2013, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments: Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	11.64%
Lord Abbett Equity Trust- Calibrated Large Cap Value Fund - Class I	3.00%
Lord Abbett Equity Trust- Calibrated Mid Cap Value Fund - Class I	7.82%
Lord Abbett Investment Trust - Convertible Fund - Class I	11.55%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	2.04%
Lord Abbett Global Fund, Inc.- Emerging Markets Currency Fund - Class I	9.45%
Lord Abbett Investment Trust - High Yield Fund - Class I	18.85%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	15.35%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	16.58%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	3.72%

Diversified Equity Strategy Fund’s Investments: Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	15.00%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	19.96%
Lord Abbett Developing Growth Fund, Inc. - Class I	4.97%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	10.01%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	10.06%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	11.92%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	8.07%
Lord Abbett Stock Appreciation Fund - Class I	9.93%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.08%

Diversified Income Strategy Fund’s Investments: Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	1.07%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund-Class I	0.98%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund-Class I	0.78%
Lord Abbett Investment Trust - Convertible Fund - Class I	13.12%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	2.04%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	10.21%
Lord Abbett Investment Trust - High Yield Fund - Class I	29.08%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	10.49%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	10.68%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	21.55%

Growth & Income Strategy Fund’s Investments: Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	5.28%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund, Inc. - Class I	6.66%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, Inc. - Class I	5.90%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	10.02%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	2.07%
Lord Abbett Global Fund, Inc.- Emerging Markets Currency Fund-Class I	0.46%
Lord Abbett Investment Trust - High Yield Fund - Class I	18.18%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	21.47%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	21.68%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	4.33%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	3.95%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments

JPMorgan Chase & Co.	3.94%
Exxon Mobil Corp.	3.78%
Wells Fargo & Co.	3.05%
Pfizer, Inc.	2.87%
Chevron Corp.	2.85%
General Electric Co.	2.22%
AT&T, Inc.	2.20%
Citigroup, Inc.	2.14%
Goldman Sachs Group, Inc. (The)	2.01%
Johnson & Johnson	1.94%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.75%
Consumer Staples	8.66%
Energy	16.97%
Financials	25.58%
Health Care	13.41%
Industrials	7.97%
Information Technology	6.35%
Materials	4.39%
Telecommunication Services	3.59%
Utilities	2.81%
Repurchase Agreement	1.52%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Calibrated Large Cap Value Fund, Inc.

Ten Largest Holdings	% of Investments

Exxon Mobil Corp.	4.59%
JPMorgan Chase & Co.	3.82%
Chevron Corp.	3.09%
Cisco Systems, Inc.	2.86%
Pfizer, Inc.	2.64%
AT&T, Inc.	2.29%
Citigroup, Inc.	2.19%
Time Warner, Inc.	2.16%
Prudential Financial, Inc.	1.73%
PG&E Corp.	1.72%

Holdings by Sector*	% of Investments

Consumer Discretionary	7.79%
Consumer Staples	7.75%
Energy	15.60%
Financials	27.71%
Health Care	12.08%
Industrials	9.71%
Information Technology	6.09%
Materials	4.09%
Telecommunication Services	2.90%
Utilities	5.99%
Repurchase Agreement	0.29%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Calibrated Mid Cap Value Fund, Inc.

Ten Largest Holdings	% of Investments

Everest Re Group Ltd.	2.31%
Eaton Corp. plc	2.23%
Ares Capital Corp.	2.21%
PPL Corp.	2.08%
CIT Group, Inc.	2.00%
AES Corp. (The)	1.93%
Rock-Tenn Co. Class A	1.91%
Paychex, Inc.	1.90%
SunTrust Banks, Inc.	1.89%
Hartford Financial Services Group, Inc.	1.86%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.94%
Consumer Staples	4.76%
Energy	9.89%
Financials	30.51%
Health Care	7.77%
Industrials	11.89%
Information Technology	9.64%
Materials	6.41%
Telecommunication Services	0.39%
Utilities	9.45%
Repurchase Agreement	0.35%

Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. Classic Stock Fund

Ten Largest Holdings	% of Investments

Apple, Inc.	4.54%
Google, Inc. Class A	2.61%
QUALCOMM, Inc.	2.22%
Pfizer, Inc.	2.18%
JPMorgan Chase & Co.	2.03%
Exxon Mobil Corp.	2.01%
Johnson & Johnson	1.95%
Union Pacific Corp.	1.79%
Wells Fargo & Co.	1.73%
Chevron Corp.	1.72%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.30%
Consumer Staples	7.90%
Energy	12.31%
Financials	16.95%
Health Care	11.16%
Industrials	10.77%
Information Technology	19.21%
Materials	6.01%
Telecommunication Services	2.95%
Utilities	1.34%
Repurchase Agreement	2.10%

Total	100.00%

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Convertible Fund

Ten Largest Holdings	% of Investments

Bank of America Corp., 7.25%	3.16%
Gilead Sciences, Inc., 1.00%, 5/1/2014	2.22%
Intel Corp., 3.25%, 8/1/2039	2.21%
priceline.com, Inc., 1.00%, 3/15/2018	2.18%
General Motors Co., 4.75%	2.17%
Allegheny Technologies, Inc., 4.25%, 6/1/2014	1.92%
Alliance Data Systems Corp., 4.75%, 5/15/2014	1.83%
Micron Technology, Inc., 1.50%, 8/1/2031	1.81%
TIBCO Software, Inc., 2.25%, 5/1/2032	1.55%
Wells Fargo & Co., 7.50%	1.49%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.14%
Consumer Staples	1.04%
Energy	8.17%
Financials	18.00%
Healthcare	17.56%
Industrials	5.34%
Materials	7.76%
Media	1.28%
Technology	23.76%
Telecommunications	1.40%
Transportation	1.63%
Utilities	2.47%
Repurchase Agreement	2.45%

Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments

U.S. Treasury Note, 0.50%, 10/15/2014	10.73%
U.S. Treasury Note, 0.875%, 1/31/2018	8.45%
U.S. Treasury Note, 0.375%, 7/31/2013	6.50%
Federal Home Loan Mortgage Corp., 3.00%, TBA	5.69%
Federal National Mortgage Assoc., 5.50%, TBA	4.98%
Federal Home Loan Mortgage Corp., 3.50%, TBA	4.10%
U.S. Treasury Bond, 2.75%, 11/15/2042	2.68%
Federal Home Loan Mortgage Corp., 3.00%, TBA	2.22%
Federal Home Loan Mortgage Corp., 4.00%, TBA	1.83%
U.S. Treasury Note, 2.00%, 2/15/2023	0.84%

Holdings by Sector*	% of Investments

Auto	0.43%
Basic Industry	0.75%
Consumer Cyclicals	1.12%
Consumer Discretionary	0.05%
Consumer Services	0.51%
Consumer Staples	0.80%
Energy	2.01%
Financials Services	23.48%
Foreign Government	1.10%
Health Care	0.23%
Integrated Oils	1.48%
Materials and Processing	2.72%
Municipal	0.78%
Producer Durables	0.51%
Technology	1.39%
Telecommunications	0.43%
Transportation	0.70%
U.S. Government	52.58%
Utilities	1.35%
Repurchase Agreement	7.58%

Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments

Pharmacyclics, Inc.	1.83%
Dril-Quip, Inc.	1.77%
Team Health Holdings, Inc.	1.65%
CoStar Group, Inc.	1.61%
Axiall Corp.	1.58%
Financial Engines, Inc.	1.51%
Air Methods Corp.	1.49%
Oasis Petroleum, Inc.	1.46%
United Rentals, Inc.	1.41%
Proto Labs, Inc.	1.34%

Holdings by Sector*	% of Investments

Consumer Discretionary	14.43%
Consumer Staples	2.85%
Energy	8.39%
Financials	7.12%
Health Care	22.40%
Industrials	17.74%
Information Technology	23.93%
Materials	1.58%
Repurchase Agreement	1.56%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments

Turkey Government Bond, Zero Coupon, 5/15/2013	3.33%
Hungary Treasury Bill, Zero Coupon, 5/8/2013	2.97%
Federal National Mortgage Assoc., 4.50%, TBA	1.30%
Nigeria Treasury Bill, Zero Coupon, 6/6/2013	0.99%
Citigroup, Inc., 5.50%, 4/11/2013	0.88%
Federal National Mortgage Assoc., 5.50%, 8/1/2037	0.76%
QVC, Inc., 7.125%, 4/15/2017	0.74%
Energy Transfer Partners LP, 6.00%, 7/1/2013	0.74%
NiSource Finance Corp., 6.15%, 3/1/2013	0.71%
Canadian Oil Sands Ltd., 5.80%, 8/15/2013	0.67%

Holdings by Sector*	% of Investments

Asset Backed	9.26%
Automotive	1.85%
Banking	6.55%
Basic Industry	2.71%
Capital Goods	1.22%
Consumer Cyclical	2.67%
Consumer Non-Cyclical	1.91%
Energy	7.97%
Financial Services	2.20%
Foreign Sovereign	7.35%
Health Care	3.02%
Insurance	0.56%
Media	1.47%
Mortgage Backed	39.04%
Real Estate	1.62%
Services	1.08%
Technology & Electronics	3.03%
Telecommunications	1.77%
Utility	2.27%
Repurchase Agreement	2.45%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments

JPMorgan Chase & Co.	2.63%
Citigroup, Inc.	2.56%
Exxon Mobil Corp.	2.51%
Verizon Communications, Inc.	2.11%
AT&T, Inc.	1.90%
URS Corp.	1.73%
Travelers Cos., Inc. (The)	1.68%
Thermo Fisher Scientific, Inc.	1.66%
Eli Lilly & Co.	1.59%
Express Scripts Holding Co.	1.59%

Holdings by Sector*	% of Investments

Consumer Discretionary	12.37%
Consumer Staples	5.25%
Energy	13.12%
Financials	24.52%
Health Care	17.84%
Industrials	6.21%
Information Technology	7.99%
Materials	3.90%
Telecommunication Services	4.01%
Utilities	3.27%
Repurchase Agreement	1.52%

Total	100.00%

* A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments

IntercontinentalExchange, Inc.	1.84%
AMETEK, Inc.	1.69%
Citrix Systems, Inc.	1.66%
Cerner Corp.	1.55%
W.W. Grainger, Inc.	1.54%
Kansas City Southern	1.54%
VF Corp.	1.53%
VAgilent Technologies, Inc.	1.45%
BorgWarner, Inc.	1.45%
Ross Stores, Inc.	1.41%

Holdings by Sector*	% of Investments

Consumer Discretionary	23.98%
Consumer Staples	3.05%
Energy	6.32%
Financials	9.86%
Health Care	13.72%
Industrials	14.44%
Information Technology	18.20%
Materials	7.93%
Telecommunication Services	1.36%
Repurchase Agreement	1.14%

Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments

Alliance Data Systems Corp., 6.375%, 4/1/2020	0.82%
AMC Networks, Inc., 7.75%, 7/15/2021	0.75%
First Data Corp.,12.625%, 1/15/2021	0.61%
LBG Capital No.1 plc, 8.00%	0.57%
Elizabeth Arden, Inc., 7.375%, 3/15/2021	0.56%
Sprint Nextel Corp., 9.00%, 11/15/2018	0.55%
MEG Energy Corp., 6.50%, 3/15/2021	0.55%
Delphi Corp., 5.00%, 2/15/2023	0.52%
HCA, Inc., 6.50%, 2/15/2020	0.51%
Air Lease Corp., 5.625%, 4/1/2017	0.50%

Holdings by Sector*	% of Investments

Automotive	2.41%
Banking	3.09%
Basic Industry	11.58%
Capital Goods	5.22%
Commercial Mortgage Backed	1.09%
Consumer Cyclical	5.97%
Consumer Non-Cyclical	5.46%
Energy	13.44%
Financial Services	3.26%
Healthcare	6.54%
Insurance	1.05%
Media	7.72%
Real Estate	0.24%
Services	15.49%
Technology & Electronics	4.48%
Telecommunications	6.28%
Utility	3.83%
Repurchase Agreement	2.85%

Total	100.00%

* A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments

Toyota Motor Corp.	2.95%
Rio Tinto plc ADR	2.73%
Roche Holding AG	2.40%
Samsung Electronics Co., Ltd.	2.24%
Barclays plc	2.16%
DnB NOR ASA	2.11%
Shionogi & Co., Ltd.	2.11%
Nissan Motor Co., Ltd.	2.02%
Hitachi Ltd.	1.87%
WPP plc	1.86%

Holdings by Sector*	% of Investments

Consumer Discretionary	13.25%
Consumer Staples	9.87%
Energy	6.02%
Financials	24.29%
Health Care	8.10%
Industrials	12.97%
Information Technology	7.44%
Materials	8.08%
Telecommunication Services	4.59%
Utilities	4.05%
Repurchase Agreement	1.34%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments

National Australia Bank Ltd.	2.01%
Toyota Motor Corp.	1.89%
Roche Holding AG	1.86%
Vivendi SA	1.84%
Nissan Motor Co., Ltd.	1.82%
Spark Infrastructure Group	1.70%
Rio Tinto plc ADR	1.61%
Daimler AG Registered Shares	1.59%
Repsol SA	1.57%
Total SA ADR	1.55%

Holdings by Sector*	% of Investments

Consumer Discretionary	12.16%
Consumer Staples	8.11%
Energy	8.06%
Financials	23.40%
Health Care	3.73%
Industrials	10.89%
Information Technology	1.48%
Materials	6.48%
Telecommunication Services	13.16%
Utilities	10.08%
Repurchase Agreement	2.45%

Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments

Safilo Group SpA	1.90%
Bank Tabungan Negara Persero Tbk PT	1.77%
Loomis AB	1.75%
Ashtead Group plc	1.71%
Techtronic Industries Co.	1.71%
Filinvest Land, Inc.	1.57%
Obic Co., Ltd.	1.51%
Symrise GmbH & Co. AG	1.49%
Intrum Justitia AB	1.48%
REXLot Holdings Ltd.	1.42%

Holdings by Sector*	% of Investments

Consumer Discretionary	19.75%
Consumer Staples	9.85%
Energy	5.10%
Financials	19.81%
Health Care	3.40%
Industrials	19.78%
Information Technology	8.23%
Materials	7.80%
Telecommunication Services	0.81%
Utilities	3.10%
Repurchase Agreement	2.37%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments

Jones Lang LaSalle, Inc.	1.84%
Interpublic Group of Cos., Inc. (The)	1.82%
CIT Group, Inc.	1.76%
URS Corp.	1.67%
Mylan, Inc.	1.56%
Bunge Ltd.	1.55%
Jacobs Engineering Group, Inc.	1.54%
CIGNA Corp.	1.54%
Anixter International, Inc.	1.44%
Eaton Corp. plc	1.40%

Holdings by Sector*	% of Investments

Consumer Discretionary	7.99%
Consumer Staples	3.14%
Energy	9.57%
Financials	30.35%
Health Care	10.90%
Industrials	12.18%
Information Technology	9.16%
Materials	9.37%
Telecommunication Services	0.08%
Utilities	5.77%
Repurchase Agreement	1.49%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments

Commercial Mortgage Pass Through Certificates 2013-CR6 A2, 2.122%, 3/10/2046	0.57%
Virgin Media Secured Finance plc, 6.50%, 1/15/2018	0.57%
JPMorgan Chase Bank NA, 6.00%, 10/1/2017	0.56%
Mylan, Inc., 6.00%, 11/15/2018	0.55%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.47%
WF-RBS Commercial Mortgage Trust 2013-C11 A2, 2.029%, 3/15/2045	0.46%
Citigroup, Inc., 5.00%, 9/15/2014	0.45%
Merrill Lynch Floating Trust 2008-LAQA A2, .7404%, 7/9/2021	0.45%
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM, 5.820%, 6/15/2049	0.45%
Ziggo Finance BV, 6.125%, 11/15/2017	0.44%

Holdings by Sector*	% of Investments

Auto	0.63%
Basic Industry	1.17%
Capital Goods	0.17%
Consumer Cyclicals	2.66%
Consumer Discretionary	2.12%
Consumer Non-Cyclical	0.08%
Consumer Services	1.08%
Consumer Staples	1.24%
Energy	5.58%
Financial Services	52.26%
Foreign Government	0.78%
Health Care	2.58%
Integrated Oils	2.24%
Materials and Processing	4.20%
Municipal	0.24%
Producer Durables	0.47%
Technology	3.26%
Telecommunications	2.90%
Transportation	1.23%
U.S. Government	10.12%
Utilities	2.18%
Repurchase Agreement	2.81%

Total	100.00%

* A sector may comprise several industries

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments

Google, Inc. Class A	6.33%
QUALCOMM, Inc.	2.83%
Gilead Sciences, Inc.	2.65%
Colgate-Palmolive Co.	2.30%
LinkedIn Corp. Class A	2.24%
Amazon.com, Inc.	2.18%
Comcast Corp. Class A	2.13%
Monsanto Co.	2.01%
Home Depot, Inc. (The)	2.00%
Verizon Communications, Inc.	2.00%

Holdings by Sector*	% of Investments

Consumer Discretionary	14.64%
Consumer Staples	9.03%
Energy	7.22%
Financials	9.54%
Health Care	16.78%
Industrials	14.26%
Information Technology	23.81%
Materials	2.72%
Telecommunication Services	2.00%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments

Jacobs Engineering Group, Inc.	1.83%
Rock-Tenn Co. Class A	1.81%
PerkinElmer, Inc.	1.70%
Reliance Steel & Aluminum Co.	1.62%
Raymond James Financial, Inc.	1.59%
TAL International Group, Inc.	1.57%
Comerica, Inc.	1.50%
NV Energy, Inc.	1.46%
Celanese Corp. Series A	1.44%
Chemtura Corp.	1.41%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.95%
Consumer Staples	3.25%
Energy	5.45%
Financials	25.12%
Health Care	7.69%
Industrials	12.74%
Information Technology	16.34%
Materials	12.07%
Utilities	4.97%
Repurchase Agreement	2.42%

Total	100.00%

* A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2013

	By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: April 25, 2013

	By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 25, 2013